October 31, 2001

News,
Analysis and
Information


Annual Report


Value Fund
Diversified Stock Fund
Stock Index Fund
Growth Fund
Established Value Fund
Special Value Fund
Small Company Opportunity Fund
International Growth Fund
Nasdaq-100 Index(R) Fund
LifeChoice Conservative Investor Fund
LifeChoice Moderate Investor Fund
LifeChoice Growth Investor Fund
Balanced Fund
Convertible Securities Fund
Real Estate Investment Fund
Intermediate Income Fund
Fund for Income
National Municipal Bond Fund
New York Tax-Free Fund
Ohio Municipal Bond Fund

Victory Funds
LOGO (R)

The Victory Portfolios

Victory Capital Management Inc., a subsidiary of KeyCorp, is the investment adviser to the Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc. receives fees for its services from the Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at victoryfunds.com or call 1-800-539-3863. Read it carefully before you invest or send money.

                               NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC, are not deposits
Or other obligations of, or guaranteed by, any KeyCorp bank, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.


Victory Funds
LOGO (R)


Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.victoryfunds.com


                              Table of Contents

Shareholder Letter                                        3

Fund Review and Commentary                                4

Introduction to Victory Equity Funds                      4
Introduction to Victory Specialty Funds                  15
Introduction to Victory Taxable Fixed Income Funds       22
Introduction to Victory Tax-Exempt Fixed Income Funds    25
Introduction to the Financial Statements                 28
How to Read Your Financial Statement                     29

Financial Statements                                     31

The Victory Equity Funds

   Value Fund
      Schedules of Investments                           31
      Statement of Assets and Liabilities                46
      Statement of Operations                            47
      Statements of Changes in Net Assets                48
      Financial Highlights                               50

   Diversified Stock Fund
      Schedules of Investments                           33
      Statement of Assets and Liabilities                46
      Statement of Operations                            47
      Statements of Changes in Net Assets                48
      Financial Highlights                            51-52

   Stock Index Fund
      Schedules of Investments                           35
      Statement of Assets and Liabilities                46
      Statement of Operations                            47
      Statements of Changes in Net Assets                48
      Financial Highlights                               53

   Growth Fund
      Schedules of Investments                           42
      Statement of Assets and Liabilities                46
      Statement of Operations                            47
      Statements of Changes in Net Assets                49
      Financial Highlights                               54

   Established Value Fund
      Schedules of Investments                           44
      Statement of Assets and Liabilities                46
      Statement of Operations                            47
      Statements of Changes in Net Assets                49
      Financial Highlights                               55

   Special Value Fund
      Schedules of Investments                           56
      Statement of Assets and Liabilities                67
      Statement of Operations                            68
      Statements of Changes in Net Assets                69
      Financial Highlights                               70

   Small Company Opportunity Fund
      Schedules of Investments                           58
      Statement of Assets and Liabilities                67
      Statement of Operations                            68
      Statements of Changes in Net Assets                69
      Financial Highlights                               71

   International Growth Fund
      Schedules of Investments                           60
      Statement of Assets and Liabilities                67
      Statement of Operations                            68
      Statements of Changes in Net Assets                69
      Financial Highlights                               72

   Nasdaq-100 Index(R) Fund
      Schedules of Investments                           65
      Statement of Assets and Liabilities                67
      Statement of Operations                            68
      Statements of Changes in Net Assets                69
      Financial Highlights                               73

The Victory Specialty Funds

   LifeChoice Conservative Investor Fund
      Schedules of Investments                           74
      Statement of Assets and Liabilities                77
      Statement of Operations                            78
      Statements of Changes in Net Assets                79
      Financial Highlights                               80

   LifeChoice Moderate Investor Fund
      Schedules of Investments                           75
      Statement of Assets and Liabilities                77
      Statement of Operations                            78
      Statements of Changes in Net Assets                79
      Financial Highlights                               81

   LifeChoice Growth Investor Fund
      Schedules of Investments                           76
      Statement of Assets and Liabilities                77
      Statement of Operations                            78
      Statements of Changes in Net Assets                79
      Financial Highlights                               82

   Balanced Fund
      Schedules of Investments                           83
      Statement of Assets and Liabilities                99
      Statement of Operations                           100
      Statements of Changes in Net Assets               101
      Financial Highlights                              102

   Convertible Securities Fund
      Schedules of Investments                           93
      Statement of Assets and Liabilities                99
      Statement of Operations                           100
      Statements of Changes in Net Assets               101
      Financial Highlights                              103

   Real Estate Investment Fund
      Schedules of Investments                           98
      Statement of Assets and Liabilities                99
      Statement of Operations                           100
      Statements of Changes in Net Assets               101
      Financial Highlights                              104

The Victory Taxable Fixed Income Funds

   Intermediate Income Fund
      Schedules of Investments                          105
      Statement of Assets and Liabilities               110
      Statement of Operations                           111
      Statements of Changes in Net Assets               112
      Financial Highlights                              113

   Fund for Income
      Schedules of Investments                          108
      Statement of Assets and Liabilities               110
      Statement of Operations                           111
      Statements of Changes in Net Assets               112
      Financial Highlights                              114

The Victory Tax-Exempt Fixed Income Funds

   National Municipal Bond Fund
      Schedules of Investments                          115
      Statement of Assets and Liabilities               127
      Statement of Operations                           128
      Statements of Changes in Net Assets               129
      Financial Highlights                              130

   New York Tax-Free Fund
      Schedules of Investments                          118
      Statement of Assets and Liabilities               127
      Statement of Operations                           128
      Statements of Changes in Net Assets               129
      Financial Highlights                              131

   Ohio Municipal Bond Fund
      Schedules of Investments                          120
      Statement of Assets and Liabilities               127
      Statement of Operations                           128
      Statements of Changes in Net Assets               129
      Financial Highlights                              132

Notes to Financial Statements                           133

Report of Independent Accountants                       148

Letter to our Shareholders

Thank you for your continued support and confidence in using Victory Funds to help meet your goals. During these tumultuous times, we continue working to ensure you receive the most accurate and appropriate information available to remain confident in your choice of funds. To that end, I am pleased to present the Victory Funds 2001 Annual Report.

The events of the past few months have deeply affected us all. We share the shock and outrage over the senseless terrorist attacks on September 11th and subsequent biological harassment. Our deepest sympathies are extended to the families and friends of those who are affected. We also send our continued thoughts and prayers to those whose lives are disrupted and in harm's way fighting this war against terrorism.

Our advisor, Victory Capital Management Inc., is constantly monitoring the economic environment, as it has been for the last 100 years. Our deep and experienced team of investment professionals remains in place to manage your assets prudently through these extraordinary times and according to time-tested principles:

Truth in Labeling  Strict Adherence to Each Fund's Objective and Style

Discipline  A Rigorous Multi-Step Security Selection Process

Teamwork  Portfolio Managers Backed by Teams of Expert Analysts

Guidance  Providing You With the Educational and Market Information You Need

Performance  Seeking Optimal Returns at Reasonable Risk Levels

History suggests that disruptions in the markets following significant events in U.S. history are short term. Any reaction is generally short-lived and has proven to be of little consequence to the long-term investor. Whether you do your own asset allocation by selecting any of our family of equity, specialty or fixed income funds or choose the professional asset allocation and built-in diversification of the LifeChoice funds, stay the course. We are constantly monitoring the markets to ensure that each fund's portfolio has just the right amount of diversification consistent with it's goals, time frame, and attitude toward risk.

More relevant news and information can be found on our Web site
(www.victoryfunds.com). There you will also find information relating to our funds' performance and articles from third parties and the press highlighting the various aspects of many of our funds. Or feel free to contact the Victory Funds Service Center (1-800-539-FUND).

Again, thank you for choosing the Victory Funds to help you reach your financial goals, and, as always, we welcome your comments on this report.

/s/ Leigh A. Wilson

Leigh A. Wilson
President
Victory Funds

Introduction to
Equity Funds

The Investment Process

The Victory Equity Funds that are managed according to the "diversified" style attempt to remain flexible in order to adjust to changing market conditions.

The Victory Equity Funds that are managed according to a "value" style seek to outperform an appropriate market benchmark while maintaining broad market sector exposure. The approach to managing these funds is to target stocks that are statistically inexpensive (low P/Es, low price-to-book, high-yield stocks) and find situations where investor sentiment is improving as evidenced by upward earnings revisions and positive earnings events.

The Victory Equity Funds that are managed according to the "growth" style subscribe to the philosophy of "Growth At a Reasonable Price" (GARP). They seek to identify stocks believed to have future return prospects greater than the overall market.

The Victory Equity Funds that are not actively managed include, the Stock Index Fund and the Nasdaq-100 Index(R) Fund. These Funds attempt to duplicate the performance of the S&P 500 Index and Nasdaq-100 Index,(R) respectively.

                                 Value Funds

                           EQUITY RESEARCH UNIVERSE

                                     vvv

                               VALUE MANAGEMENT

              v                       v                           v

         Valuation          Statistical Cheapness         Earnings Revisions

                                     vvv

                              buy/sell decisions

                                     vvv

                                 VALUE FUNDS

                              Victory Value Fund

                        Victory Established Value Fund

                          Victory Special Value Fund

                            Victory Small Company
                               Opportunity Fund




                              Diversified Funds

                           EQUITY RESEARCH UNIVERSE

                                     vvv

                            DIVERSIFIED MANAGEMENT

                      v                                 v

                   Value                             Growth

                      v                                 v

                         Market Condition Assessment

                                     vvv

                              buy/sell decisions

                                     vvv

                              DIVERSIFIED FUNDS

                        Victory Diversified Stock Fund





                                 Growth Funds

                           EQUITY RESEARCH UNIVERSE

                                     vvv

                              GROWTH MANAGEMENT

          v                           v                          v

   Return Prospects         Statistical Valuation        Risk Assessment

                                     vvv

                              buy/sell decisions

                                     vvv

                                 GROWTH FUNDS

                             Victory Growth Fund

                      Victory International Growth Fund

                                                       The Victory Equity Funds

Value Fund

Fiscal year 2001 will likely be regarded as one of the most tumultuous 12-month periods in economic and financial history. The U.S. economy entered the fiscal year in the midst of the longest economic expansion in history. By fiscal year-end the economy was almost certainly in a recession. The economic decline was largely a result of a substantial slowdown in capital spending, most notably for technology and telecommunication products and services. For a time, it appeared as if the aggressive reductions of the Federal Fund's rate by the Federal Reserve Open Market Committee would guide the economy to a soft landing, but the events of September 11th ended any hope that the U.S. might avoid a recession.

The equity market reacted very negatively to the rapid deterioration in economic fundamentals. All three major market indices recorded double-digit declines for the year ended October 31, 2001: the S&P 500* fell 24.9%, the Dow Jones Industrial Average ("DJIA")** 15.8% and the technology-heavy NASDAQ Composite***** a stunning 49.8%. The weakness in technology and telecommunications stocks, most of which are growth oriented, had a substantial impact on the relative performance of investment styles. During the fiscal year, value stocks significantly outperformed growth stocks, although both styles recorded negative returns. For the period, the S&P BARRA Value Index*** declined 18.4%, while the S&P BARRA Growth Index**** fell 31.6%. The outperformance of value stocks in the 2001 fiscal year breaks a multiyear string of underperformance for the S&P BARRA Value Index***.

Consistent with trends in the broad market, the Value Fund declined 15.61% (Class A Shares at net asset value) during fiscal year 2001. While disappointed in the Fund's return, we are pleased with the performance of the Fund when compared to relevant market indices. The Fund outperformed both the -24.9% and -18.4% returns recorded for the S&P 500* and the S&P BARRA Value Index***, respectively.

                           (Continued on next page)

Value Fund
vs. S&P 500*

(Dollars in thousands)

                                           Value Fund
                      Value Fund            Class A               S&P
                      Class A               @ NAV                 500

12/3/93               9425                  10000                 10000
12/31/93              9530                  10111                 10000
1/31/94               9842                  10442                 10340
1/31/94               9842                  10442                 10340
2/28/94               9455                  10031                 10059
3/31/94               9081                  9635                  9621
4/30/94               9214                  9776                  9744
5/31/94               9433                  10008                 9904
6/30/94               9251                  9815                  9661
7/31/94               9508                  10088                 9979
8/31/94               9852                  10453                 10388
9/30/94               9570                  10153                 10134
10/31/94              9733                  10327                 10361
11/30/94              9445                  10021                 9984
12/31/94              9555                  10138                 10132
1/31/95               9791                  10388                 10395
2/28/95               10185                 10806                 10800
3/31/95               10443                 11080                 11119
4/30/95               10651                 11301                 11446
5/31/95               11067                 11742                 11904
6/30/95               11184                 11867                 12180
7/31/95               11503                 12205                 12584
8/31/95               11613                 12322                 12616
9/30/95               12011                 12744                 13148
10/31/95              11901                 12627                 13101
11/30/95              12503                 13265                 13676
12/31/95              12777                 13557                 13940
1/31/96               13181                 13985                 14414
2/29/96               13243                 14051                 14548
3/31/96               13602                 14432                 14688
4/30/96               13737                 14575                 14904
5/31/96               13955                 14807                 15289
6/30/96               14033                 14889                 15347
7/31/96               13449                 14270                 14669
8/31/96               13773                 14613                 14978
9/30/96               14428                 15308                 15822
10/31/96              14836                 15741                 16258
11/30/96              15903                 16873                 17487
12/31/96              15640                 16594                 17140
1/31/97               16332                 17328                 18211
2/28/97               16453                 17456                 18354
3/31/97               15812                 16777                 17600
4/30/97               16429                 17431                 18650
5/31/97               17464                 18529                 19786
6/30/97               18122                 19227                 20674
7/31/97               19556                 20749                 22318
8/31/97               18552                 19684                 21067
9/30/97               19519                 20709                 22221
10/31/97              18877                 20029                 21479
11/30/97              19707                 20909                 22473
12/31/97              19943                 21159                 22859
1/31/98               20147                 21376                 23112
2/28/98               21484                 22795                 24779
3/31/98               22519                 23893                 26048
4/30/98               22712                 24098                 26309
5/31/98               22326                 23688                 25857
6/30/98               23008                 24412                 26908
7/31/98               22839                 24232                 26621
8/31/98               19699                 20900                 22778
9/30/98               21312                 22612                 24231
10/31/98              22739                 24126                 26202
11/30/98              23933                 25393                 27792
12/31/98              25194                 26731                 29391
1/31/99               25917                 27498                 30621
2/28/99               25382                 26930                 29669
3/31/99               25901                 27482                 30857
4/30/99               27522                 29201                 32051
5/31/99               27016                 28664                 31294
6/30/99               28353                 30083                 33034
7/31/99               27369                 29038                 31999
8/31/99               26891                 28532                 31841
9/30/99               25784                 27357                 30968
10/31/99              27290                 28955                 32928
11/30/99              27299                 28964                 33604
12/31/99              27983                 29690                 35576
1/31/2000             26923                 28565                 33788
2/29/2000             25471                 27025                 33149
3/31/2000             28395                 30127                 36392
4/30/2000             27970                 29676                 35297
5/31/2000             28362                 30092                 34573
6/30/2000             27808                 29504                 35425
7/31/2000             27579                 29261                 34871
8/31/2000             29083                 30857                 37037
9/30/2000             28565                 30307                 35082
10/31/2000            29563                 31367                 34934
11/30/2000            28039                 29749                 32179
12/31/2000            29190                 30970                 32337
1/31/2001             29842                 31663                 33484
2/28/2001             28499                 30237                 30431
3/31/2001             27300                 28965                 28503
4/30/2001             29088                 30862                 30718
5/31/2001             29472                 31270                 30924
6/30/2001             28371                 30102                 30171
7/31/2001             28121                 29836                 29874
8/31/2001             26658                 28284                 29874
9/30/2001             24487                 25981                 25740
10/31/2001            24950                 26472                 26233


Graph reflects investment growth of a $10,000 investment. Past performance is not predictive of future results.

                              Total Return
                         As of October 31, 2001

                    VALUE FUND                    VALUE FUND
                      Class A                       Class G

                             Maximum
                Net Asset    Offering             Net Asset
                Value         Price                 Value

  One Year      -15.61%      -20.45%               -15.87%

  Three Year      3.14%        1.12%

  Five Year      10.96%        9.64%

  Average Annual Return Since Inception
                 13.10%       12.25%                -4.82%

The inception date for Class A is December 3, 1993.
The inception date for Class G is December 15, 1999.

The Victory Equity Funds

The Fund's performance during the year was aided by both sector allocation and, to a greater extent, stock selection. In the case of sector allocation, the Fund's significant underweighting in the technology sector relative to the S&P 500* yielded the greatest benefit, as technology was the worst-performing sector during the last twelve months. Overweights in the basic industry, capital goods and energy sectors also proved beneficial as these sectors outperformed the broad market. Stock selection was exceptional during the fiscal year as performance exceeded that of the S&P 500* in 7 of 8 sectors. Performance was most notable in the technology, financial and utilities sectors. In the technology sector, our focus on attractively valued companies with strong competitive positions and high levels of recurring revenues was well rewarded. Our holdings included Microsoft, Dell Computer, Electronic Data Systems and IBM, all of which not only outperformed their respective industry groups but the S&P 500* as well. Similarly, in the financial sector, positions in Bank of America, Fannie Mae and Household International produced positive returns in a sector that was down nearly 15% for the period.

As we move into 2002, there is cause for optimism. In fact, we believe the pieces are in place for a sustained recovery in the equity market. Highly stimulative fiscal and monetary policy, low energy prices and low inflation provide a favorable backdrop for the economy and the equity market. In addition, the large sums of uninvested cash and exceptionally low short-term interest rates further incent investors to gravitate toward equities for improved returns. Moreover, market valuations have improved meaningfully, particularly in light of current measures of inflation and levels of interest rates. To be sure, the timing of a recovery in the stock market is unclear, and near term the market is likely to remain volatile. However, given our mid-2002 expectation for economic recovery, and the tendency of the stock market to discount economic growth well in advance of tangible signs of such improvement, we are optimistic on the outlook for equities.

While value stocks are unlikely to outperform growth stocks by the magnitude enjoyed over the past fiscal year, we continue to believe that a value approach to stock selection and portfolio construction is well suited to the current environment. The Fund's above average exposure to companies whose earnings are sensitive to aggregate economic activity should pay off handsomely when the economic recovery begins.

    *The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged index, generally representative of domestically traded common stocks of mid- to large-size companies. An investor cannot invest directly in an index.

   **The Dow Jones Industrial Average is an unmanaged index, made up of 30 stocks. These stocks tend to be those of the largest, most established firms and represent a range of industries. An investor cannot invest directly in an index.

  ***The S&P Barra Value Index is an unmanaged index, generally representative of all the stocks in the Standard & Poor's 500 that have lower price-to-book ratios. An investor cannot invest directly in an index.

 ****The S&P Barra Growth Index is an unmanaged index, generally representative of all the stocks in the Standard & Poor's 500 that have higher price-to-book ratios. An investor cannot invest directly in an index.

*****The NASDAQ Composite Index (NASDAQ) is an unmanaged index, generally representative of the performance of smaller company stocks. The index is a disproportionately tech-heavy index. An investor cannot invest directly in an index.

Fund holdings and investment policies are subject to change.

Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions, and unless indicated, show the effect of the maximum 5.75% sales charge applicable to Class A Shares. Total returns for more than one year are average annual total returns. Performance of the different classes of shares will vary based on the differences in sales charges and class specific expenses paid by the shareholders.

Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

                                                       The Victory Equity Funds

Diversified Stock Fund

In a difficult investing year, the Diversified Stock Fund substantially outperformed its benchmark, the Standard & Poor's 500 Index*, and maintained its outstanding long-term record of performance. The Fund declined 11.43% (Class A Shares at net asset value) versus a 24.90% decline for the S&P 500*, and most importantly has returned 13.60% (Class A Shares at net asset value) annualized for the most recent five fiscal years as compared to 10.40% for the S&P 500*.

Fiscal 2001 welcomed the new President Bush and the beginning of a recession in the manufacturing sector. After nine interest rate reductions, as of October 31, 2001, the recession has deepened and broadened to include the consumer and most of the global economies as well. An inventory glut and excess capacity particularly affected the technology sector, and the impact of the negative wealth effect, due to the NASDAQ**** declining 50%, further weakened business activity. The terrorist attacks of September 11th only exacerbated an already faltering economy.

The stock market continued its rotation toward value in fiscal 2001, as investors were risk averse in this uncertain environment. The S&P Barra Value Index** handily outperformed the S&P Barra Growth Index***, -18.42% versus -31.56%. More speculative growth indices performed even worse.

The Diversified Fund's flexible style enabled it to outperform in a very challenging environment. Contributing to the Fund's outperformance was superior stock selection in the technology sector. Within the technology sector, a more defensive, valuation driven approach worked well, with holdings in large broadly diversified companies with fairly stable earnings patterns, such as International Business Machines and Microsoft. Emphasizing the basic industry and capital goods sectors also lifted performance, with Alcoa, Caterpillar, and Kennametal being top contributors in these sectors. The manufacturing sector was the first to experience weakness, and with little top line growth, companies have focused internally on cutting costs and improving balance sheets, positioning themselves to potentially be the leaders in an eventual rebound. Lastly, positions were reduced in the financial sector throughout the fiscal year, cutting from the banking and financial services' industries as credit quality concerns loom.

We are prudently optimistic as we move into fiscal 2002. Rising unemployment, deteriorating consumer confidence, and the potential for a protracted and difficult war against terrorism are persuasive factors working against the capital markets. Concurrently, however, interest rates are at their lowest levels in decades, energy prices have fallen, tax cuts have been initiated with more fiscal stimulus forthcoming, the country has a renewed sense of unity, and many stocks are finally at very attractive valuation levels. We maintain our belief that the market will anticipate an economic recovery in the near term, and are positioned in sectors that would be beneficiaries of the recovery. Our commitment remains to stocks that have low expectations, superior valuation characteristics, and a compelling catalyst for change.

    *The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged index, generally representative of domestically traded common stocks of mid- to large-size companies. An investor cannot invest directly in an index.

   **The S&P Barra Value Index is an unmanaged index, generally representative of all the stocks in the Standard & Poor's 500 that have lower price-to-book ratios. An investor cannot invest directly in an index.

  ***The S&P Barra Growth Index is an unmanaged index, generally representative of all the stocks in the Standard & Poor's 500 that have higher price-to-book ratios. An investor cannot invest directly in an index.

 ****The NASDAQ Composite Index (NASDAQ) is an unmanaged index, generally representative of the performance of smaller company stocks. The Index is a disproportionately tech-heavy index. An investor cannot invest directly in an index.

The maximum offering price (MOP) figures reflect a maximum sales charge of 5.75% for Class A Shares and a maximum contingent deferred sales charge
(CDSC) of 5.00% for Class B Shares.

Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for more than one year are average annual total returns. Performance of the different classes of shares will vary based on the differences in sales charges and class specific expenses paid by shareholders.

Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since inception. in such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Fund holdings and investment policies are subject to change.

Diversified Stock Fund
vs. S&P 500*

(Dollars in thousands)


                                            Diversified
                      Diversified           Stock
                      Stock                 Class A               S&P
                      Class A               @ NAV                 500

10/31/91              9425                  10000                 10000
11/30/91              9021                  9572                  9597
12/31/91              10100                 10716                 10695
1/31/92               10040                 10652                 10495
2/29/92               10168                 10788                 10631
3/31/92               9918                  10524                 10425
4/30/92               10124                 10742                 10731
5/31/92               10064                 10678                 10783
6/30/92               9942                  10549                 10623
7/31/92               10330                 10960                 11057
8/31/92               10106                 10722                 10830
9/30/92               10367                 10999                 10958
10/31/92              10514                 11155                 10996
11/30/92              10929                 11595                 11370
12/31/92              11052                 11727                 11510
1/31/93               11061                 11736                 11606
2/28/93               11123                 11802                 11764
3/31/93               11282                 11971                 12012
4/30/93               11131                 11810                 11722
5/31/93               11433                 12131                 12035
6/30/93               11395                 12090                 12071
7/31/93               11466                 12165                 12022
8/31/93               11921                 12648                 12478
9/30/93               11837                 12559                 12382
10/31/93              11989                 12720                 12639
11/30/93              11837                 12559                 12518
12/31/93              12155                 12896                 12670
1/31/94               12575                 13342                 13100
2/28/94               12155                 12896                 12745
3/31/94               11740                 12456                 12189
4/30/94               11911                 12638                 12345
5/31/94               12273                 13021                 12548
6/30/94               11985                 12716                 12240
7/31/94               12288                 13037                 12642
8/31/94               12782                 13562                 13161
9/30/94               12575                 13342                 12839
10/31/94              12869                 13654                 13127
11/30/94              12463                 13223                 12649
12/31/94              12636                 13406                 12837
1/31/95               12957                 13748                 13170
2/28/95               13498                 14321                 13683
3/31/95               13881                 14728                 14087
4/30/95               14263                 15133                 14502
5/31/95               14875                 15783                 15081
6/30/95               15070                 15989                 15431
7/31/95               15546                 16495                 15943
8/31/95               15663                 16618                 15983
9/30/95               16166                 17152                 16658
10/31/95              15897                 16867                 16598
11/30/95              16716                 17735                 17327
12/31/95              17105                 18148                 17661
1/31/96               17588                 18661                 18261
2/29/96               18033                 19133                 18431
3/31/96               18281                 19396                 18608
4/30/96               18728                 19870                 18883
5/31/96               19098                 20262                 19370
6/30/96               18932                 20086                 19444
7/31/96               18100                 19204                 18585
8/31/96               18522                 19652                 18977
9/30/96               19470                 20658                 20045
10/31/96              20215                 21448                 20598
11/30/96              21890                 23225                 22155
12/31/96              21334                 22635                 21716
1/31/97               22520                 23893                 23072
2/28/97               22476                 23847                 23253
3/31/97               21789                 23118                 22298
4/30/97               22442                 23811                 23629
5/31/97               23936                 25396                 25067
6/30/97               24716                 26223                 26192
7/31/97               26752                 28384                 28275
8/31/97               25661                 27226                 26691
9/30/97               27180                 28838                 28152
10/31/97              25869                 27447                 27212
11/30/97              26881                 28521                 28472
12/31/97              27367                 29036                 28961
1/31/98               27416                 29088                 29281
2/28/98               29425                 31220                 31393
3/31/98               30773                 32650                 33001
4/30/98               31444                 33362                 33332
5/31/98               30299                 32147                 32759
6/30/98               31089                 32986                 34090
7/31/98               30549                 32412                 33727
8/31/98               26356                 27963                 28858
9/30/98               28658                 30406                 30699
10/31/98              30940                 32827                 33197
11/30/98              32222                 34187                 35210
12/31/98              33701                 35757                 37237
1/31/99               34851                 36977                 38794
2/28/99               33825                 35888                 37588
3/31/99               35237                 37387                 39094
4/30/99               37847                 40155                 40606
5/31/99               37333                 39610                 39647
6/30/99               39052                 41435                 41852
7/31/99               38107                 40431                 40541
8/31/99               37552                 39843                 40340
9/30/99               35540                 37707                 39235
10/31/99              36938                 39191                 41717
11/30/99              38206                 40536                 42575
12/31/99              40765                 43252                 45073
1/31/2000             39460                 41867                 42808
2/29/2000             39122                 41508                 41997
3/31/2000             43205                 45841                 46106
4/30/2000             40717                 43200                 44719
5/31/2000             40717                 43200                 43801
6/30/2000             40427                 42893                 44881
7/31/2000             40064                 42508                 44180
8/31/2000             43280                 45920                 46718
9/30/2000             41528                 44061                 44446
10/31/2000            43172                 45806                 44259
11/30/2000            39903                 42337                 40769
12/31/2000            41317                 43837                 40969
1/31/2001             44471                 47184                 42422
2/28/2001             42331                 44913                 38554
3/31/2001             40081                 42526                 36112
4/30/2001             43405                 46053                 38918
5/31/2001             44588                 47308                 39179
6/30/2001             43180                 45813                 38225
7/31/2001             43687                 46351                 37849
8/31/2001             40814                 43303                 37849
9/30/2001             36886                 39136                 32611
10/31/2001            38240                 40572                 33236


Graph reflects investment growth of a $10,000 investment.

Past performance is not predictive of future results.




                                 Total Return
                            As of October 31, 2001

                DIVERSIFIED             DIVERSIFIED              DIVERSIFIED
                STOCK                   STOCK                    STOCK
                Class A                 Class B                  Class G

                            Maximum                 Contingent
                Net Asset   Offering    Net Asset   Deferred     Net Asset
                Value       Price       Value       Charges      Value

One Year           -11.43%    -16.52%      -12.31%      -15.30%     -11.81%

Three Year           7.32%      5.22%        6.23%        5.62%        N/A

Five Year           13.60%     12.26%       12.41%       12.30%        N/A

Ten Year            15.03%     14.35%         N/A          N/A         N/A

Average Annual Return Since Inception
                    14.12%     13.56%       13.04%       12.95%        2.91%

The inception date for Class A is October 20, 1989.
The inception date for Class B is March 1, 1996.
The inception date for Class C is March 26, 1999.

The Victory Equity Funds

Stock Index Fund

The investment objective of the Stock Index Fund is to replicate the performance of the Standard & Poor's 500 Stock Index* (S&P 500). This involves investing in all of the stocks in the S&P 500* in proportion to their company, industry and sector weightings in the Index. This method of management is referred to as passive investing.

To manage the daily cash flows in and out of the Fund, the Fund invests in S&P 500* futures contracts. The contracts are highly correlated to changes in the S&P 500*. This enables the Fund to be fully exposed to S&P price movements, while at the same time, minimizing transaction expenses associated with stock purchases and sales. We do not use futures for speculative or leveraging purposes.

This marked the first year the S&P 500* had a negative total return since 1990. The market reflected an economy in recession and posted a return of -24.90%. Similarly, slow economic growth, poor corporate earnings, and the September 11th tragedy all contributed to this year's downturn. The Fund's return for the fiscal year was -25.57% (Class A Shares at net asset value). Not including the effect of Fund expenses, the Fund's performance was very highly correlated with the performance of the S&P 500*.

Investors should know that the performance of the Stock Index Fund is expected to be lower than that of the S&P 500* because of Fund expenses and, additionally, may differ from the performance of the Index because of tracking errors, which may be attributed to transaction expenses and market pricing associated with cash flow activity, as well as cash held in the portfolio.

*The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged index, generally representative of domestically traded common stocks of mid- to large-size companies. An investor cannot invest directly in an index.

Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions, and unless indicated, show the effect of the maximum 5.75% sales charge applicable to Class A Shares. Total returns for more than one year are average annual total returns. Performance of the different classes of shares will vary based on the differences in sales charges and class specific expenses paid by the shareholders.

Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Fund holdings and investment policies are subject to change.

Stock Index Fund
vs. S&P 500*

(Dollars in thousands)

                                            Stock
                      Stock                 Index
                      Index                 Class A               S&P
                      Class A               @ NAV                 500

12/3/93               9425                  10000                 10000
12/31/93              9474                  10052                 10000
1/31/94               9785                  10382                 10340
1/31/94               9785                  10382                 10340
2/28/94               9512                  10092                 10059
3/31/94               9099                  9654                  9621
4/30/94               9213                  9775                  9744
5/31/94               9355                  9926                  9904
6/30/94               9130                  9687                  9661
7/31/94               9426                  10001                 9979
8/31/94               9798                  10396                 10388
9/30/94               9559                  10143                 10134
10/31/94              9771                  10367                 10361
11/30/94              9425                  10000                 9984
12/31/94              9561                  10145                 10132
1/31/95               9803                  10401                 10395
2/28/95               10171                 10791                 10800
3/31/95               10464                 11102                 11119
4/30/95               10775                 11432                 11446
5/31/95               11193                 11876                 11904
6/30/95               11431                 12129                 12180
7/31/95               11812                 12533                 12584
8/31/95               11842                 12564                 12616
9/30/95               12323                 13074                 13148
10/31/95              12283                 13033                 13101
11/30/95              12814                 13596                 13676
12/31/95              13049                 13845                 13940
1/31/96               13491                 14314                 14414
2/29/96               13602                 14432                 14548
3/31/96               13746                 14585                 14688
4/30/96               13938                 14788                 14904
5/31/96               14271                 15142                 15289
6/30/96               14341                 15215                 15347
7/31/96               13701                 14537                 14669
8/31/96               13975                 14828                 14978
9/30/96               14747                 15647                 15822
10/31/96              15155                 16080                 16258
11/30/96              16258                 17249                 17487
12/31/96              15943                 16916                 17140
1/31/97               16917                 17949                 18211
2/28/97               17043                 18083                 18354
3/31/97               16327                 17323                 17600
4/30/97               17295                 18350                 18650
5/31/97               18347                 19466                 19786
6/30/97               19149                 20317                 20674
7/31/97               20649                 21909                 22318
8/31/97               19498                 20687                 21067
9/30/97               20557                 21811                 22221
10/31/97              19878                 21091                 21479
11/30/97              20758                 22025                 22473
12/31/97              21109                 22397                 22859
1/31/98               21346                 22648                 23112
2/28/98               22847                 24241                 24779
3/31/98               23975                 25437                 26048
4/30/98               24213                 25690                 26309
5/31/98               23782                 25233                 25857
6/30/98               24731                 26240                 26908
7/31/98               24447                 25938                 26621
8/31/98               20886                 22160                 22778
9/30/98               22256                 23614                 24231
10/31/98              24052                 25519                 26202
11/30/98              25462                 27015                 27792
12/31/98              26955                 28600                 29391
1/31/99               28034                 29744                 30621
2/28/99               27146                 28802                 29669
3/31/99               28223                 29945                 30857
4/30/99               29292                 31079                 32051
5/31/99               28579                 30323                 31294
6/30/99               30169                 32009                 33034
7/31/99               29211                 30993                 31999
8/31/99               29045                 30817                 31841
9/30/99               28263                 29986                 30968
10/31/99              30043                 31875                 32928
11/30/99              30619                 32487                 33604
12/31/99              32409                 34386                 35576
1/31/2000             30764                 32641                 33788
2/29/2000             30181                 32022                 33149
3/31/2000             33105                 35125                 36392
4/30/2000             32095                 34053                 35297
5/31/2000             31417                 33333                 34573
6/30/2000             32174                 34136                 35425
7/31/2000             31668                 33599                 34871
8/31/2000             33613                 35663                 37037
9/30/2000             31818                 33759                 35082
10/31/2000            31658                 33589                 34934
11/30/2000            29162                 30941                 32179
12/31/2000            29290                 31077                 32337
1/31/2001             30318                 32167                 33484
2/28/2001             27537                 29216                 30431
3/31/2001             25774                 27346                 28503
4/30/2001             27764                 29458                 30718
5/31/2001             27943                 29647                 30924
6/30/2001             27152                 28808                 30171
7/31/2001             26877                 28516                 29874
8/31/2001             25172                 26708                 29874
9/30/2001             23134                 24546                 25740
10/31/2001            23562                 24999                 26233



Graph reflects investment growth of a $10,000 investment.

Past performance is not predictive of future results.




                                 Total Return
                            As of October 31, 2001

                   STOCK INDEX             STOCK INDEX
                     Class A                 Class G

                           Maximum
                Net Asset  Offering         Net Asset
                Value      Price            Value

  One Year      -25.57%     -29.86%          -25.79%

  Three Year     -0.68%      -2.62%             N/A

  Five Year       9.23%       7.93%             N/A

  Average Annual Return Since Inception
                 12.28%      11.44%          -10.79%

The inception date for Class A is December 3, 1993.
The inception date for Class G is July 2, 1999.

                                                       The Victory Equity Funds

Growth Fund

It was a difficult year for most equity investors as a weak manufacturing environment, soft corporate capital investment and declining consumer confidence worked together to dampen U.S. economic growth. A slowdown in economic growth was not entirely unexpected as it followed the longest U.S. expansion in post World War II history. The slowdown was exacerbated by the horrific terrorist events of September 11, 2001. It now appears likely that the economic impact of the tragedy will be one of pushing an already weak U.S. economy into recession. Economic weakness will likely last through the beginning of next year, but a solid economic recovery is expected in mid-2002.

The Growth Fund performed well relative to its growth style, modestly behind the Standard & Poor's 500 Index* (S&P 500), but well ahead of the S&P BARRA Growth Index** (the growth stock portion of the S&P 500). The Fund declined 27.5% (Class A Shares at net asset value) versus the S&P 500* return of -24.9% and the S&P BARRA Growth Index** return of -31.6% for the 12-month period ended October 31, 2001. A weak technology sector hurt the Fund's performance due to its overweight position relative to the S&P 500*. The technology sector of the S&P 500* was down 51.9% for the year.

The Fund was overweight in consumer staples, which outperformed for the fiscal year as investors moved to more defensive sectors of the market as the economy slowed and uncertainty increased. Stocks that were strong performers for the Fund included Amgen Inc., Johnson & Johnson, Abbott Laboratories and Pepsico Inc. An overweight position in technology negatively impacted performance, but strong stock selection in the sector mitigated the decline. International Business Machines and Electronic Data Systems Corp. were two stocks that had positive performance in a very negative sector. Other technology names that added to performance included: Microsoft Corp. and Dell Computer Corp. Positive security selection in the financial and consumer cyclicals sectors also added to performance. The Fund was negatively impacted by its overweight position in technology and underperformance of General Electric Co. and Honeywell International Inc. in the capital goods sector.

Looking into the next fiscal year it appears that an already slowing economy will weaken further through the next several quarters. However, the combination of aggressive monetary and fiscal stimulus coupled with lower energy prices, should be positive for the economy in late 2002. Earnings will likely improve along with the economy, potentially paving the way for a better equity market. The environment is also favorable for stocks due to lower inflation and interest rates, attractive valuations and significant cash on the sidelines.

The Fund continues to be overweight in the consumer staples, technology and capital goods sectors of the market. These sectors are the traditional growth sectors, giving the Fund its growth bias. Recently the Fund has been adding to consumer staples taking advantage of attractive fundamentals, strong relative earnings growth and reasonable valuations. Baxter International Inc., HCA Inc, Wm Wrigley Jr. Co. and Kraft Foods Inc. were new names added to the consumer staples sector. The energy sector weight was lowered throughout the year as commodity prices fell and fundamentals deteriorated.

The Growth Fund remains positioned as a large capitalization growth fund invested in high quality growth stocks. The Fund's investment approach is grounded in buying companies with strong and sustainable fundamentals, stocks that have attractive valuation and improving sentiment. The goal of this philosophy is to generate above average returns with below average risk. We believe that the Fund's investment philosophy has the potential to do well in a market with high levels of uncertainty and risk, similar to the market that exists today.

    *The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged index, generally representative of domestically traded common stocks of mid- to large-size companies. An investor cannot invest directly in an index.

   **The S&P Barra Growth Index is an unmanaged index, generally representative of all the stocks in the Standard & Poor's 500 that have higher price-to-book ratios. An investor cannot invest directly in an index.


Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions, and unless indicated, show the effect of the maximum 5.75% sales charge applicable to Class A Shares. Total returns for more than one year are average annual total returns. Performance of the different classes of shares will vary based on the differences in sales charges and class specific expenses paid by the shareholders.

Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Fund holdings and investment policies are subject to change.

Growth Fund
vs. S&P 500*

(Dollars in thousands)

                                            Growth
                      Growth                Fund
                      Fund                  Class A               S&P
                      Class A               @ NAV                 500

12/3/93               9425                  10000                 10000
12/31/93              9459                  10036                 10000
1/31/94               9789                  10387                 10340
1/31/94               9789                  10387                 10340
2/28/94               9563                  10146                 10059
3/31/94               9126                  9682                  9621
4/30/94               9249                  9813                  9744
5/31/94               9466                  10044                 9904
6/30/94               9133                  9690                  9661
7/31/94               9389                  9962                  9979
8/31/94               9740                  10334                 10388
9/30/94               9443                  10019                 10134
10/31/94              9729                  10322                 10361
11/30/94              9472                  10050                 9984
12/31/94              9412                  9986                  10132
1/31/95               9604                  10190                 10395
2/28/95               9920                  10525                 10800
3/31/95               10132                 10750                 11119
4/30/95               10401                 11035                 11446
5/31/95               10737                 11392                 11904
6/30/95               10972                 11641                 12180
7/31/95               11290                 11978                 12584
8/31/95               11203                 11886                 12616
9/30/95               11755                 12473                 13148
10/31/95              11726                 12442                 13101
11/30/95              12199                 12944                 13676
12/31/95              12374                 13129                 13940
1/31/96               12747                 13525                 14414
2/29/96               12878                 13664                 14548
3/31/96               12998                 13791                 14688
4/30/96               13200                 14005                 14904
5/31/96               13654                 14487                 15289
6/30/96               13819                 14662                 15347
7/31/96               13324                 14137                 14669
8/31/96               13587                 14416                 14978
9/30/96               14452                 15334                 15822
10/31/96              14736                 15634                 16258
11/30/96              15888                 16858                 17487
12/31/96              15461                 16404                 17140
1/31/97               16368                 17367                 18211
2/28/97               16516                 17523                 18354
3/31/97               15732                 16691                 17600
4/30/97               16756                 17778                 18650
5/31/97               17843                 18932                 19786
6/30/97               18576                 19710                 20674
7/31/97               19886                 21099                 22318
8/31/97               18524                 19654                 21067
9/30/97               19508                 20698                 22221
10/31/97              19022                 20182                 21479
11/30/97              20004                 21224                 22473
12/31/97              20309                 21547                 22859
1/31/98               20897                 22172                 23112
2/28/98               22153                 23504                 24779
3/31/98               23171                 24584                 26048
4/30/98               23386                 24812                 26309
5/31/98               22933                 24332                 25857
6/30/98               24314                 25797                 26908
7/31/98               24348                 25833                 26621
8/31/98               20953                 22232                 22778
9/30/98               22684                 24068                 24231
10/31/98              24461                 25953                 26202
11/30/98              25965                 27549                 27792
12/31/98              27859                 29559                 29391
1/31/99               28893                 30655                 30621
2/28/99               27946                 29650                 29669
3/31/99               28684                 30433                 30857
4/30/99               29471                 31268                 32051
5/31/99               28536                 30277                 31294
6/30/99               30467                 32325                 33034
7/31/99               29422                 31216                 31999
8/31/99               29422                 31216                 31841
9/30/99               28474                 30211                 30968
10/31/99              30393                 32247                 32928
11/30/99              31013                 32905                 33604
12/31/99              32847                 34851                 35576
1/31/2000             31323                 33234                 33788
2/29/2000             30651                 32521                 33149
3/31/2000             33519                 35563                 36392
4/30/2000             32615                 34604                 35297
5/31/2000             31995                 33946                 34573
6/30/2000             33041                 35056                 35425
7/31/2000             32240                 34207                 34871
8/31/2000             34061                 36139                 37037
9/30/2000             32188                 34152                 35082
10/31/2000            32072                 34028                 34934
11/30/2000            29610                 31417                 32179
12/31/2000            29241                 31025                 32337
1/31/2001             30034                 31867                 33484
2/28/2001             27011                 28658                 30431
3/31/2001             24903                 26422                 28503
4/30/2001             26915                 28557                 30718
5/31/2001             27038                 28687                 30924
6/30/2001             26176                 27773                 30171
7/31/2001             25902                 27482                 29874
8/31/2001             24028                 25493                 29874
9/30/2001             22550                 23925                 25740
10/31/2001            23261                 24680                 26233

Graph reflects investment growth of a $10,000 investment.

Past performance is not predictive of future results.

                                 Total Return
                            As of October 31, 2001

                   GROWTH FUND           GROWTH FUND
                     Class A               Class G

                          Maximum
                Net Asset Offering         Net Asset
                Value     Price            Value

  One Year      -27.47%   -31.63%          -27.80%

  Three Year     -1.66%    -3.59%             N/A

  Five Year       9.56%     8.27%             N/A

  Average Annual Return Since Inception
                 12.10%   11.26%          -15.47%

The inception date for Class A is December 3, 1993.
The inception date for Class G is December 15, 1999.

The Victory Equity Funds

Established Value Fund

Stating that the investment environment has been challenging over the past twelve months would be putting it mildly. Considerable economic uncertainty, falling corporate profits and dramatic events have led to increased volatility. Over that time period, mid cap stocks have provided superior relative returns to that of large caps by returning -18.02%, as measured by the Russell Mid Cap Index*, versus -24.90% for the S&P 500 Index**. This is a continuation of a trend that began in early 2000.

The Fund has performed well over the past year relative to the benchmark, outpacing it 4.67% by returning -13.35% (Class G Shares) over the 12 months ended October 31, 2001. The Fund has benefited from reduced exposure relative to the benchmark in technology, utilities and auto related issues. These have been among the worst performing groups in the index during this period. Performance can also be attributed to the strong returns among its energy holdings in the face of a difficult environment for the sector. Strong stock selection in the group accounted for significant outperformance relative to the benchmark. Returns during the period were also enhanced by merger activity. There were several issues acquired at nice premiums from the financial, energy and utility sectors. Conversely, returns were adversely affected by underweights in Real Estate Investment Trusts, consumer staples and health care. These defensive areas proved to be the best performing group in this period of uncertainty.

The Fund continues to be built around companies that exhibit consistent earnings growth trading at attractive valuations. As of October 31, 2001, the weighted-average market capitalization of the portfolio was $10.5 billion, thus making it slightly larger than most mid cap funds. However, the median market capitalization is $3.7 billion.

    *The Russell Midcap Index is a broad-based unmanaged index, measuring the performance of medium capitalization domestically traded common stocks. The Fund has designated the Russell midcap Index as its benchmark because that index better reflects the Fund's investment style and strategy. Index returns do not include brokerage commissions, sales charges, or other fees and it is not possible to invest directly in an index.

   **The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged index, generally representative of domestically traded common stocks of mid- to large-size companies. An investor cannot invest directly in an index.

The Gradison Established Value Fund became part of the Victory
Portfolios on April 1, 1999. Performance before that time is of the Gradison Established Value Fund.

Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions, and unless indicated, show the effect of the maximum 5.75% sales charge applicable to Class A Shares. Total returns for more than one year are average annual total returns. Performance of the different classes of shares will vary based on the differences in sales charges and class specific expenses paid by the shareholders.

Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time. Fund holdings and investment policies are subject to change.

Established Value Fund
vs. S&P 500** & Russell Midcap Index*

(Dollars in thousands)

                      Established                                 Russell
                      Value                 S&P                   Midcap
                      Class G               500                   Index

10/31/91              10000                 10000                 10000
11/30/91              9508                  9597                  9587
12/31/91              10431                 10695                 10661
1/31/92               10415                 10495                 10861
2/29/92               10594                 10631                 11111
3/31/92               10392                 10425                 10827
4/30/92               10324                 10731                 10912
5/31/92               10274                 10783                 10982
6/30/92               10102                 10623                 10804
7/31/92               10548                 11057                 11256
8/31/92               10382                 10830                 10996
9/30/92               10647                 10958                 11224
10/31/92              10923                 10996                 11499
11/30/92              11314                 11370                 12079
12/31/92              11496                 11510                 12403
1/31/93               11964                 11606                 12651
2/28/93               12161                 11764                 12665
3/31/93               12555                 12012                 13077
4/30/93               12375                 11722                 12731
5/31/93               12659                 12035                 13135
6/30/93               13033                 12071                 13283
7/31/93               13276                 12022                 13347
8/31/93               13674                 12478                 13941
9/30/93               13745                 12382                 13994
10/31/93              13840                 12639                 14006
11/30/93              13651                 12518                 13681
12/31/93              13884                 12670                 14177
1/31/94               14189                 13100                 14568
2/28/94               14153                 12745                 14370
3/31/94               13884                 12189                 13757
4/30/94               13773                 12345                 13852
5/31/94               13669                 12548                 13871
6/30/94               13398                 12240                 13460
7/31/94               13681                 12642                 13922
8/31/94               14331                 13161                 14582
9/30/94               13862                 12839                 14226
10/31/94              14103                 13127                 14334
11/30/94              13673                 12649                 13702
12/31/94              13929                 12837                 13879
1/31/95               13999                 13170                 14164
2/28/95               14530                 13683                 14897
3/31/95               14992                 14087                 15324
4/30/95               15479                 14502                 15555
5/31/95               15867                 15081                 16066
6/30/95               16249                 15431                 16606
7/31/95               16881                 15943                 17412
8/31/95               17059                 15983                 17679
9/30/95               17397                 16658                 18078
10/31/95              17244                 16598                 17674
11/30/95              17659                 17327                 18553
12/31/95              17612                 17661                 18661
1/31/96               18194                 18261                 19054
2/29/96               18559                 18431                 19502
3/31/96               18715                 18608                 19784
4/30/96               19211                 18883                 20344
5/31/96               19516                 19370                 20651
6/30/96               19328                 19444                 20341
7/31/96               18507                 18585                 19082
8/31/96               18980                 18977                 19991
9/30/96               19966                 20045                 20978
10/31/96              20245                 20598                 21147
11/30/96              21245                 22155                 22435
12/31/96              21014                 21716                 22206
1/31/97               22021                 23072                 23037
2/28/97               22013                 23253                 23002
3/31/97               21550                 22298                 22024
4/30/97               22095                 23629                 22572
5/31/97               23246                 25067                 24219
6/30/97               24218                 26192                 25011
7/31/97               25902                 28275                 27098
8/31/97               25592                 26691                 26804
9/30/97               26491                 28152                 28333
10/31/97              25065                 27212                 27231
11/30/97              25610                 28472                 27879
12/31/97              25774                 28961                 28647
1/31/98               25906                 29281                 28108
2/28/98               27721                 31393                 30305
3/31/98               27943                 33001                 31743
4/30/98               28001                 33332                 31822
5/31/98               27927                 32759                 30837
6/30/98               27621                 34090                 31264
7/31/98               26719                 33727                 29773
8/31/98               23152                 28858                 25011
9/30/98               23968                 30699                 26630
10/31/98              25770                 33197                 28446
11/30/98              26376                 35210                 29793
12/31/98              27352                 37237                 31540
1/31/99               27537                 38794                 31486
2/28/99               26884                 37588                 30438
3/31/99               27660                 39094                 31391
4/30/99               30802                 40606                 33710
5/31/99               30069                 39647                 33613
6/30/99               31560                 41852                 34799
7/31/99               30872                 40541                 33842
8/31/99               29865                 40340                 32966
9/30/99               28943                 39235                 31805
10/31/99              30313                 41717                 33313
11/30/99              29989                 42575                 34272
12/31/99              32022                 45073                 37288
1/31/2000             29280                 42808                 36054
2/29/2000             27619                 41997                 38826
3/31/2000             30609                 46106                 41051
4/30/2000             30789                 44719                 39108
5/31/2000             30829                 43801                 38072
6/30/2000             29205                 44881                 39199
7/31/2000             30880                 44180                 38759
8/31/2000             33075                 46718                 42472
9/30/2000             33376                 44446                 41865
10/31/2000            33727                 44259                 41220
11/30/2000            33328                 40769                 37510
12/31/2000            34674                 40969                 40365
1/31/2001             34555                 42422                 41015
2/28/2001             33934                 38554                 38517
3/31/2001             33371                 36112                 36129
4/30/2001             35691                 38918                 39218
5/31/2001             36105                 39179                 39947
6/30/2001             35170                 38225                 39572
7/31/2001             34985                 37849                 38440
8/31/2001             33448                 37849                 36960
9/30/2001             29705                 32611                 32503
10/31/2001            29225                 33236                 33790

Graph reflects investment growth of a $10,000 investment.
Past performance is not predictive of future results.

                                 Total Return
                            As of October 31, 2001

                ESTABLISHED VALUE     ESTABLISHED VALUE
                     Class A               Class G

                           Maximum
               Net Asset   Offering         Net Asset
               Value       Price            Value

  One Year      -13.07%    -18.06%          -13.35%

  Three Year       N/A        N/A             4.28%

  Five Year        N/A        N/A             7.62%

  Ten Year         N/A        N/A            11.32%

  Average Annual Return Since Inception
                 -2.70%     -6.48%           12.37%

The inception date for Class A is May 5, 2000.
The inception date for Class G is August 16, 1983.

The Victory Equity Funds

Special Value Fund

We are pleased to report that for the second consecutive year, the midcap asset class and our Fund have outperformed the broader equity markets for the fiscal year ended October 31, 2001. In what turned out to be a very difficult year for both the economy and the equity markets, the S&P 400 MidCap Index* declined 12.5%, significantly outpacing both the S&P 500 Index** (-24.9%) and the NASDAQ Composite Index*** (-50%). Midcap value stocks outpaced midcap growth stocks again this year, as the S&P 400 MidCap was led by more value-oriented sectors -- Financials, Capital Goods, and Basic Industry -- which all managed to post small gains. Technology stocks were the laggards again this year, as the midcap Technology sector declined by 32%.

The Special Value Fund declined by 3.79% this fiscal year (Class A Shares at net asset value), significantly outperforming the S&P 400 MidCap Index*. Roughly half of our outperformance is attributable to the Technology sector, where we were correctly underweight in this poor performing sector and where our holdings also outpaced the index. We also enjoyed strong relative performance in many of our health care holdings, an area of emphasis for the Fund over the past two years. Finally, our sector emphasis contributed to our outperformance, as we were correctly overweight in the three best performing sectors this year; Financials, Capital Goods, and Basic Industry stocks.

We enter the new fiscal year faced with an economy that is likely in recession, with rising levels of unemployment and a bleak outlook for corporate profits. Still, our greatest challenge is restoring consumer confidence, as our nation is gripped in fear and uncertainty following the unprecedented terrorist attacks on our country on September 11th. While it will take time, we fully expect the massive injection of monetary and fiscal stimulus to have the intended beneficial effects and that the economy will be on more stable footing throughout 2002. As such, we continue to emphasis more economically sensitive stocks, Capital Goods, Basis Industry, and Energy. We are also increasingly interested in Technology stocks, where we are emphasizing washed-out stocks with strong balance sheets, as the recovery in this sector could take longer than the overall economy. We have reduced our positions in the Financial sector, as we believe valuations are no longer as attractive, as the group has already benefited from the decline in interest rates and as concerns over credit quality take hold.

    *The Standard & Poor's 400 MidCap Index (S&P 400 MidCap) is an unmanaged index, generally representative of domestically traded common stocks of mid-sized companies. An investor cannot invest directly in an index.

   **The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged index, generally representative of domestically traded common stocks of mid- to large-size companies. An investor cannot invest directly in an index.

  ***The NASDAQ Composite Index (NASDAQ) is an unmanaged index, generally representative of the performance of smaller company stocks. The index is disproportionately tech-heavy index. An investor cannot invest directly in an index.

Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions, and unless indicated, show the effect of the maximum 5.75% sales charge applicable to Class A Shares. Total returns for more than one year are average annual total returns. Performance of the different classes of shares will vary based on the differences in sales charges and class specific expenses paid by the shareholders.

Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Fund holdings and investment policies are subject to change.

Special Value Fund
vs. S&P 400 MidCap*

(Dollars in thousands)

                                            Special
                      Special               Value                 S&P
                      Value                 Class A               400
                      Class A               @ NAV                 MidCap

12/3/93               9425                  10000                 10000
12/31/93              9705                  10297                 10000
1/31/94               9941                  10547                 10233
1/31/94               9941                  10547                 10233
2/28/94               9931                  10537                 10087
3/31/94               9598                  10183                 9620
4/30/94               9550                  10133                 9692
5/31/94               9645                  10233                 9600
6/30/94               9454                  10030                 9269
7/31/94               9738                  10332                 9583
8/31/94               10070                 10684                 10085
9/30/94               9897                  10501                 9897
10/31/94              9983                  10592                 10005
11/30/94              9517                  10097                 9554
12/31/94              9828                  10428                 9642
1/31/95               9867                  10469                 9742
2/28/95               10366                 10998                 10253
3/31/95               10625                 11273                 10421
4/30/95               10847                 11508                 10640
5/31/95               11059                 11733                 10897
6/30/95               11250                 11937                 11341
7/31/95               11714                 12429                 11930
8/31/95               11937                 12665                 12153
9/30/95               12033                 12767                 12448
10/31/95              11781                 12499                 12127
11/30/95              12256                 13004                 12657
12/31/95              12462                 13222                 12626
1/31/96               12622                 13392                 12809
2/29/96               12872                 13657                 13244
3/31/96               13012                 13805                 13403
4/30/96               13392                 14209                 13812
5/31/96               13442                 14262                 13999
6/30/96               13525                 14350                 13789
7/31/96               12914                 13701                 12856
8/31/96               13485                 14308                 13597
9/30/96               13978                 14831                 14190
10/31/96              14209                 15076                 14232
11/30/96              14972                 15885                 15033
12/31/96              14857                 15764                 15050
1/31/97               15180                 16106                 15615
2/28/97               15299                 16232                 15486
3/31/97               14938                 15849                 14826
4/30/97               15197                 16124                 15211
5/31/97               16471                 17476                 16541
6/30/97               16960                 17995                 17005
7/31/97               18063                 19165                 18689
8/31/97               18020                 19119                 18666
9/30/97               18802                 19949                 19739
10/31/97              18056                 19157                 18880
11/30/97              18250                 19364                 19160
12/31/97              18986                 20144                 19904
1/31/98               18459                 19585                 19525
2/28/98               19536                 20728                 21143
3/31/98               20337                 21578                 22096
4/30/98               20196                 21428                 22500
5/31/98               19564                 20757                 21487
6/30/98               19114                 20280                 21623
7/31/98               17696                 18775                 20784
8/31/98               14506                 15391                 16915
9/30/98               15125                 16048                 18494
10/31/98              16030                 17008                 20147
11/30/98              16547                 17556                 21153
12/31/98              17262                 18315                 23708
1/31/99               16131                 17115                 22785
2/28/99               15295                 16228                 21592
3/31/99               15407                 16347                 22196
4/30/99               16601                 17614                 23946
5/31/99               16922                 17954                 24052
6/30/99               17531                 18600                 25337
7/31/99               17038                 18077                 24799
8/31/99               16385                 17384                 23950
9/30/99               15702                 16660                 23210
10/31/99              16159                 17144                 24392
11/30/99              16569                 17579                 25673
12/31/99              17045                 18085                 27198
1/31/2000             16510                 17517                 26432
2/29/2000             16235                 17226                 28282
3/31/2000             18800                 19947                 30649
4/30/2000             18734                 19877                 29579
5/31/2000             18617                 19752                 29210
6/30/2000             18039                 19140                 29639
7/31/2000             18628                 19765                 30107
8/31/2000             20396                 21640                 33469
9/30/2000             20577                 21832                 33240
10/31/2000            20996                 22277                 32112
11/30/2000            19943                 21159                 29689
12/31/2000            21259                 22556                 31959
1/31/2001             21726                 23051                 32672
2/28/2001             21104                 22391                 30807
3/31/2001             20220                 21454                 28517
4/30/2001             22071                 23418                 31662
5/31/2001             22942                 24342                 32400
6/30/2001             22609                 23988                 32269
7/31/2001             22749                 24136                 31788
8/31/2001             21940                 23278                 31788
9/30/2001             19594                 20789                 26923
10/31/2001            20201                 21433                 28113

Graph reflects investment growth of a $10,000 investment.
Past performance is not predictive of future results.

                                 Total Return
                            As of October 31, 2001

                 SPECIAL VALUE           SPECIAL VALUE
                     Class A                 Class G

                           Maximum
                Net Asset  Offering         Net Asset
                Value      Price            Value

  One Year      -3.79%     -9.33%           -3.99%

  Three Year     8.01%      5.91%           N/A

  Five Year      7.29%      6.03%           N/A

  Average Annual Return Since Inception
                10.12%      9.30%           11.86%

The inception date for Class A is December 3, 1993.
The inception date for Class G is December 21, 1999.

The Victory Equity Funds

Small Company Opportunity Fund

The last twelve months have proven to be a rather challenging investment environment, wrought with significant volatility. Considerable economic uncertainty, falling corporate profits, aggressive monetary policy and dramatic events have shaped the period. Given that backdrop, one might be surprised to find that small cap stocks provided superior relative returns versus other equity categories for the year ended October 31, 2001. The Russell 2000 Index* has returned -12.7% over the twelve months, outpacing the S&P 500 Index** and the Dow Jones Industrial Average*** which returned -24.9% and -15.9%, respectively. The same holds true when compared to the Russell Midcap Index****, which declined 18.0%, or the NASDAQ***** which dropped 49.8% during the period.

The Fund has performed well relative to the broad small cap category with a return of -8.3% (Class G), thus outperforming the Russell 2000 Index* over the twelve months that marks the Fund's fiscal year. An underweighted posture in the technology sector significantly helped performance as the group was the worst performing sector for the index during the year. Similarly, a slight underweight and strong stock selection in energy also enhanced returns. A slight underweight in health care also helped performance. Excess exposure relative to the benchmark in the financial sector also paid off for the Fund as it was among only 3 sectors to post positive returns for the twelve months for the index. The Fund also benefited from strong stock selection from both the consumer discretionary and materials areas.

The Fund did fail to keep pace with the value benchmark, the Russell 2000 Index* which delivered 8.7% for the year. This is largely attributable to significant underperformance during the first quarter of 2001 as investors rotated in more defensive issues. The combination of significant cyclical exposure and minimal defensive exposure for the Fund led to the performance shortfall. The Fund maintained relative underweights in both consumer staples and Real Estate Investment Trusts, which were the best performing sectors for the value index during the quarter. This trend has continued for the year-to-date period as well, owing to their strong first quarter showing.

The Fund continues to employ a growth-at-a-reasonable-price investment style. Our focus is on companies that can consistently grow their earnings over time rather than companies with high forecasted growth. Equally important is our attention to valuation where we look to identify companies that trade at a discount to their growth rate. It is our intent to continue to manage the fund in a prudent responsible fashion in order to benefit our shareholders.

    *The Russell 2000 Index (Russell 2000) is an unmanaged index, generally representative of the general performance of domestically traded common stocks of small- to mid-sized companies. An investor cannot invest directly in an index.

   **The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged index, generally representative of domestically traded common stocks of mid- to large-size companies. An investor cannot invest directly in an index.

  ***The Dow Jones Industrial Average is an unmanaged index, made up of 30 stocks. These stocks tend to be those of the largest, most established firms and represent a range of industries. An investor cannot invest directly in an index.

 ****The Russell Mid Cap is an unmanaged index, generally representative of the general performance of domestically traded common stocks of mid-sized companies. An investor cannot invest directly in an index.

*****The NASDAQ Composite Index (NASDAQ) is an unmanaged index, generally representative of the performance of smaller company stocks. The index is disproportionately tech-heavy index. An investor cannot invest directly in an index.

Small capitalization funds typically carry additional risk since smaller companies generally have a higher risk of failure. Effective March 29, 1999, the Gradison Opportunity Value Fund merged into the Victory Special Growth Fund and assumed the performance of the Gradison Opportunity Value Fund. At the time of the merger, the Fund changed its name to the Small Company Opportunity Fund.

Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions, and unless indicated, show the effect of the maximum 5.75% sales charge applicable to Class A Shares. Total returns for more than one year are average annual total returns. Performance of the different classes of shares will vary based on the differences in sales charges and class specific expenses paid by the shareholders.

Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Fund holdings and investment policies are subject to change.

Small Company Opportunity Fund
vs. Russell 2000 Index*

(Dollars in thousands)


                      Small
                      Company
                      Opportunity           Russell
                      Fund                  2000
                      Class G               Index

10/31/91              10000                 10000
11/30/91              9573                  9537
12/31/91              10303                 10301
1/31/92               10893                 11136
2/29/92               10977                 11461
3/31/92               10744                 11073
4/30/92               10666                 10685
5/31/92               10689                 10827
6/30/92               10306                 10315
7/31/92               10635                 10674
8/31/92               10588                 10373
9/30/92               10541                 10612
10/31/92              10783                 10949
11/30/92              11314                 11787
12/31/92              11778                 12198
1/31/93               12164                 12610
2/28/93               11968                 12319
3/31/93               12158                 12719
4/30/93               11900                 12370
5/31/93               12022                 12917
6/30/93               12306                 12998
7/31/93               12424                 13177
8/31/93               12770                 13746
9/30/93               13172                 14134
10/31/93              13282                 14498
11/30/93              12804                 14021
12/31/93              13082                 14500
1/31/94               13188                 14955
2/28/94               13196                 14901
3/31/94               12769                 14114
4/30/94               13060                 14198
5/31/94               13138                 14039
6/30/94               12621                 13562
7/31/94               12708                 13785
8/31/94               13393                 14553
9/30/94               13247                 14504
10/31/94              13131                 14447
11/30/94              12724                 13864
12/31/94              12797                 14236
1/31/95               12929                 14056
2/28/95               13238                 14641
3/31/95               13289                 14893
4/30/95               13590                 15224
5/31/95               13877                 15486
6/30/95               14453                 16290
7/31/95               15203                 17228
8/31/95               15484                 17584
9/30/95               15787                 17898
10/31/95              15506                 17098
11/30/95              16126                 17816
12/31/95              16222                 18286
1/31/96               16283                 18267
2/29/96               16741                 18836
3/31/96               17009                 19219
4/30/96               17773                 20247
5/31/96               18082                 21045
6/30/96               17635                 20181
7/31/96               16605                 18418
8/31/96               17523                 19488
9/30/96               17875                 20249
10/31/96              17931                 19937
11/30/96              19136                 20759
12/31/96              19380                 21303
1/31/97               19951                 21728
2/28/97               20043                 21201
3/31/97               19128                 20201
4/30/97               19522                 20258
5/31/97               20774                 22511
6/30/97               21856                 23476
7/31/97               23249                 24568
8/31/97               23371                 25131
9/30/97               24607                 26970
10/31/97              24466                 25785
11/30/97              24555                 25618
12/31/97              25422                 26067
1/31/98               25159                 25655
2/28/98               26756                 27552
3/31/98               27166                 28688
4/30/98               27185                 28847
5/31/98               26279                 27293
6/30/98               26148                 27351
7/31/98               24662                 25137
8/31/98               20725                 20256
9/30/98               20928                 21841
10/31/98              22200                 22731
11/30/98              22831                 23922
12/31/98              23660                 25403
1/31/99               22700                 25740
2/28/99               21187                 23655
3/31/99               21166                 24025
4/30/99               22924                 26178
5/31/99               23231                 26560
6/30/99               24192                 27761
7/31/99               23262                 26999
8/31/99               21994                 26000
9/30/99               21514                 26006
10/31/99              21504                 26111
11/30/99              22219                 27083
12/31/99              23405                 30802
1/31/2000             21708                 30308
2/29/2000             21769                 35312
3/31/2000             23681                 32984
4/30/2000             23865                 30999
5/31/2000             23783                 29193
6/30/2000             25193                 31737
7/31/2000             25357                 30716
8/31/2000             27544                 33060
9/30/2000             27268                 32088
10/31/2000            26839                 30656
11/30/2000            25779                 27509
12/31/2000            28715                 29872
1/31/2001             28790                 31427
2/28/2001             27031                 29365
3/31/2001             25738                 27928
4/30/2001             27022                 30113
5/31/2001             27475                 30853
6/30/2001             28738                 31946
7/31/2001             28177                 30191
8/31/2001             26828                 30191
9/30/2001             24130                 25283
10/31/2001            24605                 26763

Graph reflects investment growth of a $10,000 investment.
Past performance is not predictive of future results.

                                 Total Return
                            As of October 31, 2001

                  SMALL COMPANY             SMALL COMPANY
                   OPPORTUNITY               OPPORTUNITY
                     Class A                   Class G

                           Maximum
                Net Asset  Offering         Net Asset
                Value      Price            Value

  One Year      -8.01%     -13.31%          -8.32%

  Three Year    N/A        N/A               3.49%

  Five Year     N/A        N/A               6.53%

  Ten Year      N/A        N/A               9.42%

  Average Annual Return Since Inception
                 7.19%       4.78%           9.32%

The inception date for Class A is March 26, 1999.
The inception date for Class G is August 16, 1983.

                                                       The Victory Equity Funds

International Growth Fund

The International Growth Fund posted a total return of -28.7% (Class A Shares at net asset value) for the one year period ended October 31, 2001, underperforming the MSCI All Country World Free ex. U.S. Total Return Index (MSCI Free XUSA Index)*, which was down 24.9% for the same period.

The more significant portion of the relative underperformance of the fund was attributed to the first six months of the 12-month reporting period, when the fund posted a negative return of 11.4%, relative to its benchmark's decline of 8.5%. In the 2nd half of its fiscal year, the fund declined by 19.1%, while the MSCI Free XUSA Index* benchmark was down 18.1%. The portfolio's larger underperformance in the 1st half relative to the 2nd half was mostly due to a wide divergence between growth and value stocks, which dominated the 1st half of the fiscal year. In contrast, the difference between value and growth was not as drastic in the 2nd half and the performance gap between the two was cut by about two-thirds during the last six months of the reporting period.

The underperformance of the Fund was mostly attributed to our regional stock selection. While substantially negative for the period, stock picking noticeably improved during the 3rd calendar quarter of 2001. At the same time, our region/country allocation had a very minimal negative effect on the active return. In addition, currency exposure had a positive effect on the Fund performance relative to the benchmark.

Global stock markets have been hit by a double dose of uncertainty. First the fear of a U.S. recession with its negative knock-on effects on all major economies even before the terrorist attacks in the U.S. and then the uncertainty about the "War on Terrorism". Geopolitical and economic risks have not diminished since the September 11th attack. The scope and the duration of the U.S. "War on Terrorism" remain nearly impossible to predict. The resulting uncertainty further emphasizes the unknowns regarding the global economic scenario. However, our central scenario remains a rebound of the U.S. economy around mid next year, thanks to an aggressive monetary and fiscal policy. This should help to maintain growth in Europe.

We do not see strong reasons to expect risk appetite to recover in the very near term. Uncertainties will remain numerous and the market stance on geopolitical risks currently appears surprisingly optimistic. Should the news flow turn more negative, a further decline in risk appetite appears possible. This explains why we have adopted a defensive stance that appears both in our regional asset allocation and in our sector choices.

We believe the Fund is well positioned for the current difficult economic and market environment. The portfolio is currently well diversified among both regions and sectors, and the stakes relative to the benchmark are moderate for the time being. In fact, performance began to stabilize in the second half of the fiscal year. Already, we have seen a marked improvement in the stock selection in Japan in 2001. Similarly, stock selection is improving in Europe (for instance, in the 3rd calendar quarter), where we significantly boosted our sector coverage (in terms of both, scope and scale) in the past six months and where our current moderate stake at the sector level reflect a reduction in the risk of the overall portfolio.

*The MSCI Free XUSA Index is an unmanaged index, generally representative of all developed and emerging markets in the Morgan Stanley universe excluding the USA, with free versions of countries where they exist. An investor cannot invest directly in an index.

Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions, and unless indicated, show the effect of the maximum 5.75% sales charge applicable to Class A Shares. Total returns for more than one year are average annual total returns. Performance of the different classes of shares will vary based on the differences in sales charges and class specific expenses paid by the shareholders.

Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

International investing is subject to certain factors such as currency exchange rate volatility, possible political, social and economic instability, foreign taxation and differences in auditing and other financial standards.

Fund holdings and investment policies are subject to change.

International Growth Fund
vs. MSCI Free XUSA Index*

(Dollars in thousands)


                                            Int'l                 MSCI
                      Int'l                 Growth                Free
                      Growth                Class A               XUSA
                      Class A               @ NAV                 Index

10/31/91              9425                  10000                 10000
11/30/91              9189                  9750                  9555
12/31/91              9838                  10438                 10051
1/31/92               9776                  10373                 9911
2/29/92               9621                  10208                 9606
3/31/92               9291                  9857                  9026
4/30/92               9446                  10022                 9055
5/31/92               9869                  10471                 9605
6/30/92               9911                  10515                 9141
7/31/92               9518                  10099                 8947
8/31/92               9766                  10362                 9424
9/30/92               9725                  10318                 9230
10/31/92              9229                  9792                  8825
11/30/92              9177                  9737                  8874
12/31/92              9208                  9770                  8948
1/31/93               9187                  9748                  8947
2/28/93               9373                  9945                  9221
3/31/93               9952                  10559                 9980
4/30/93               10913                 11579                 10862
5/31/93               11058                 11732                 11103
6/30/93               10789                 11447                 10970
7/31/93               11140                 11820                 11335
8/31/93               11988                 12719                 11944
9/30/93               12102                 12840                 11698
10/31/93              12329                 13081                 12122
11/30/93              11554                 12259                 11198
12/31/93              12515                 13278                 12071
1/31/94               13228                 14035                 13064
2/28/94               13218                 14024                 12965
3/31/94               12722                 13498                 12372
4/30/94               13011                 13805                 12792
5/31/94               12815                 13596                 12796
6/30/94               12918                 13706                 12886
7/31/94               13135                 13936                 13096
8/31/94               13476                 14298                 13536
9/30/94               13300                 14112                 13201
10/31/94              13765                 14605                 13556
11/30/94              12815                 13596                 12902
12/31/94              12855                 13639                 12872
1/31/95               11941                 12669                 12288
2/28/95               11854                 12577                 12221
3/31/95               12616                 13385                 12912
4/30/95               12964                 13755                 13415
5/31/95               12942                 13732                 13356
6/30/95               13247                 14055                 13172
7/31/95               13704                 14540                 13919
8/31/95               13487                 14309                 13436
9/30/95               13715                 14552                 13666
10/31/95              13421                 14240                 13301
11/30/95              13497                 14321                 13613
12/31/95              13847                 14691                 14152
1/31/96               13923                 14772                 14346
2/29/96               13923                 14772                 14346
3/31/96               14108                 14969                 14614
4/30/96               14522                 15407                 15057
5/31/96               14282                 15153                 14830
6/30/96               14402                 15280                 14906
7/31/96               14010                 14865                 14410
8/31/96               13999                 14853                 14495
9/30/96               14375                 15252                 14855
10/31/96              14179                 15044                 14706
11/30/96              14778                 15680                 15273
12/31/96              14718                 15616                 15096
1/31/97               14459                 15341                 14819
2/28/97               14515                 15401                 15091
3/31/97               14560                 15448                 15059
4/30/97               14673                 15568                 15186
5/31/97               15328                 16263                 16124
6/30/97               15938                 16911                 17014
7/31/97               16119                 17102                 17358
8/31/97               15182                 16108                 15993
9/30/97               16097                 17078                 16857
10/31/97              15035                 15952                 15422
11/30/97              14944                 15856                 15230
12/31/97              15061                 15980                 15405
1/31/98               15470                 16413                 15866
2/28/98               16347                 17344                 16924
3/31/98               17261                 18314                 17509
4/30/98               17549                 18620                 17634
5/31/98               17573                 18645                 17315
6/30/98               17425                 18488                 17250
7/31/98               17919                 19012                 17413
8/31/98               15242                 16172                 14958
9/30/98               14772                 15673                 14642
10/31/98              15906                 16876                 16176
11/30/98              16906                 17938                 17045
12/31/98              17694                 18773                 17632
1/31/99               17656                 18734                 17613
2/28/99               17120                 18165                 17219
3/31/99               17582                 18654                 18050
4/30/99               18093                 19197                 18953
5/31/99               17270                 18323                 18063
6/30/99               18155                 19263                 18893
7/31/99               18679                 19818                 19336
8/31/99               19115                 20281                 19402
9/30/99               19340                 20520                 19534
10/31/99              20587                 21843                 20261
11/30/99              22510                 23883                 21072
12/31/99              25112                 26643                 23081
1/31/2000             23178                 24592                 21829
2/29/2000             23637                 25079                 22418
3/31/2000             24166                 25640                 23262
4/30/2000             22496                 23868                 21964
5/31/2000             21341                 22643                 21402
6/30/2000             22148                 23499                 22313
7/31/2000             21133                 22422                 21432
8/31/2000             21536                 22850                 21697
9/30/2000             20173                 21403                 20494
10/31/2000            19310                 20488                 19842
11/30/2000            18183                 19292                 18952
12/31/2000            18850                 20000                 19599
1/31/2001             18676                 19815                 19911
2/28/2001             17183                 18231                 18343
3/31/2001             16039                 17018                 17023
4/30/2001             17024                 18062                 18161
5/31/2001             16627                 17641                 17624
6/30/2001             15960                 16934                 16942
7/31/2001             15452                 16394                 16580
8/31/2001             15039                 15956                 16580
9/30/2001             13626                 14457                 14490
10/31/2001            13768                 14608                 14896

Graph reflects investment growth of a $10,000 investment.
Past performance is not predictive of future results.

                                 Total Return
                            As of October 31, 2001

                   INT'L GROWTH             INT'L GROWTH
                     Class A                  Class G

                           Maximum
                Net Asset  Offering         Net Asset
                Value      Price            Value

  One Year      -28.70%    -32.81%          -28.80%

  Three Year     -4.70%     -6.55%             N/A

  Five Year      -0.06%     -1.75%             N/A

  Ten Year        3.86%      3.25%             N/A

  Average Annual Return Since Inception
                  3.20%      2.67%           -8.29%

The inception date for Class A is May 20, 1990.
The inception date for Class G is March 26, 1999.

The Victory Equity Funds

Nasdaq-100 Index(R) Fund

The investment objective of the Nasdaq-100 Index(R) Fund is to replicate the performance of the Nasdaq-100 Index(R)*. This involves investing in all of the stocks in the Nasdaq-100 Index(R)* in proportion to their company, industry and sector weightings in the Index. This method of management is referred to as passive investing.

To manage the daily cash flows in and out of the Fund, the Fund also invests in Nasdaq-100 Index(R)* futures contracts. The contracts are highly correlated to changes in the Nasdaq-100 Index(R)*. This enables the Fund to be fully exposed to NASDAQ price movements, while at the same time, minimizing transaction expenses associated with stock purchases and sales. We do not use futures for speculative or leveraging purposes.

The Nasdaq-100 posted a total return of -58.40% for the year ended October 31, 2001. The Nasdaq-100 Index(R)** Fund return declined 57.99% (Class A Shares at net asset value) for the same period. Not including the effect of Fund expenses, the Fund's performance was very highly correlated with the performance of the Nasdaq-100 Index(R)*. Consistent with its investment objective, the fund strives to continue matching the performance of the Nasdaq-100 Index(R)*.

The Nasdaq-100 Index(R)* continued its correction from 1999 highs. Poor corporate earnings and valuations concerns, along with slow economic growth and the September 11th tragedy contributed to this downturn. These conditions have forced many companies to re-evaluate business strategies and make significant changes to improve earnings. These changes provide the potential for improved performance going forward.

Investors should know that the performance of the Nasdaq-100 Index(R) Fund is expected to be lower than that of the Nasdaq-100 Index(R)* because of Fund expenses and, additionally, may differ from the performance of the Index because of tracking errors, which may be attributed to transaction expenses and market pricing associated with cash flow activity, as well as cash held in the portfolio.

*The Nasdaq-100 Index(R) is an unmanaged index, generally representative of large capitalization equity securities heavily weighted in the technology sector. An investor cannot invest directly in an index.

The Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) are trade or service marks of the Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and are licensed for use by the Victory Portfolios. The product has not been passed on by the Corporations as to their legality or suitability. The product is not issued, endorsed, sold or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product.

Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions, and unless indicated, show the effect of the maximum 5.75% sales charge applicable to Class A Shares. Total returns for more than one year are average annual total returns. Performance of the different classes of shares will vary based on the differences in sales charges and class specific expenses paid by the shareholders.

Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Fund holdings and investment policies are subject to change.

The Fund's concentration in technology stocks entails specific risks including that technology stocks have historically experienced a high level of price volatility. Securities in which the Fund will invest may involve substantial risk and may be subject to sudden and severe price fluctuations.

Nasdaq-100 Index(R) Fund
vs. Nasdaq-100 Index(R)*

(Dollars in thousands)

                                            Nasdaq-100
                      Nasdaq-100            Index(R)
                      Index(R)              Fund
                      Fund                  Class A               Nasdaq-100
                      Class A               @ NAV                 Index(R)

7/31/2000             9425                  10000                 10000
8/31/2000             10763                 11420                 11297
9/30/2000             9453                  10030                 9893
10/31/2000            8699                  9230                  9094
11/30/2000            6701                  7110                  6945
12/31/2000            6226                  6605                  6488
1/31/2001             6907                  7328                  7184
2/28/2001             5109                  5421                  5287
3/31/2001             4244                  4503                  4359
4/30/2001             4983                  5287                  5140
5/31/2001             4851                  5146                  4987
6/30/2001             4927                  5227                  5072
7/31/2001             4538                  4814                  4665
8/31/2001             3959                  4200                  4072
9/30/2001             3133                  3324                  3237
10/31/2001            3655                  3878                  3781

Graph reflects investment growth of a $10,000 investment.
Past performance is not predictive of future results.

                                 Total Return
                            As of October 31, 2001

                   Nasdaq-100            Nasdaq-100
                     Class A               Class G

                           Maximum
                Net Asset  Offering         Net Asset
                Value      Price            Value

  One Year      -57.99%    -60.39%          -58.00%
  Average Annual Return Since Inception

                -53.08%    -55.24%          -53.13%

The inception date for Class A and Class G is August 1, 2000.

Introduction to
Specialty Funds

The Investment Process

The Victory Specialty Funds either represent an integrated investment approach combining the broader asset classes or an entirely unique investment category. Some of our specialty funds mix their exposure in equities, fixed income investments and other asset classes in order to achieve a more "balanced" or integrated investment approach. Our asset allocation series or "lifestyle" funds take this diversification to another level and invest in other mutual funds covering the broader asset class in an attempt to provide investors with a complete investment program. The other Specialty Funds within our fund family each represent a unique investment niche or asset class. Specialty Funds typically fall between equity and fixed income investments in terms of risk and reward potential.

LifeChoice Funds

The LifeChoice Funds are a series of three asset allocation mutual funds that offer a simple way to choose an investment that may match the personal goals, risk tolerance, and time horizon of an individual investor. Each LifeChoice Fund is set up as a "fund of funds," which means that an investment in one is an investment in a package of equity, specialty, fixed income, and money market mutual funds. The mix of funds, including both proprietary Victory Funds and select "other" funds, varies based on the objective of the particular LifeChoice Fund, whether it's conservative-, moderate- or growth-orientated. Essentially, each LifeChoice Fund offers a single solution, a complete investment program that attempts to meet an investor's individual lifestyle.

Balanced Fund

The Balanced Fund's objective is to seek to provide both current income and capital appreciation for investors. The challenge of this Fund is to find the right "balance" between common stocks and fixed income securities. A "value" style is adhered to when identifying stocks which are believed to be undervalued in relation to their earnings potential. Relative value is the primary emphasis of the fixed income investment decision process.

Convertible Securities Fund

A three pronged analysis is conducted before including any security in the Convertible Securities Fund.

1 An equity analysis is done on the common stocks to evaluate the underlying company's growth rates, competitive advantage and management teams.

2 A fixed income evaluation is conducted. This helps measure the volatility of the securities under consideration and can also help predict how the securities will react in varying interest rate environments.

3 Those securities that make it through the first two steps must then undergo a convertible analysis to determine if they are undervalued in the current market.

Real Estate Investment Fund

The Real Estate Investment Fund employs a "bottom-up" portfolio strategy and seeks to produce competitive total returns by focusing on capital preservation and:

* identifying undervalued securities

* examining dividend and cash flow factors

* evaluating a firm's business acumen

* analyzing superior prospects for high current income and capital appreciation.

The Victory Specialty Funds

LifeChoice Conservative Investor Fund
LifeChoice Moderate Investor Fund
LifeChoice Growth Investor Fund

For the period November 1, 2000 through October 31, 2001, all three
LifeChoice Funds did what they are expected to do, that is, to deliver performance that falls between the S&P 500 Index (S&P 500)(1) and the Lehman Brothers Aggregate Bond Index ("Lehman Aggregate")(2). In an accelerating market the S&P 5001 is the ceiling while the Lehman Aggregate(2) is the floor. However, in an extended declining market, such as we have experienced during the most recent fiscal year, these roles are reversed -- the Lehman
Aggregate2 (with a 14.6% return for the 12-month period ending October 31, 2001) becomes the higher benchmark and the S&P 5001 (with a -24.9% return) becomes the bottom. The short-term, one-year performance numbers of the LifeChoice Funds fall in line with these broader market indicators. For the 12-month period ended October 31, 2001, the bond-heavy LifeChoice
Conservative Investor Fund returned -4.44%, the more-balanced LifeChoice Moderate Investor Fund ended the period with a -10.17% return, and the LifeChoice Growth Investor Fund followed in line with other equity-heavy portfolios returning -17.88%.

As stated in previous commentaries, we believe that the philosophy behind asset allocation is that the good and the bad will balance out and, over time, the average will outperform any of the individual parts. In fiscal year 2000 everything came together for this investment approach and those 12 months were a very good year, both with the various asset classes and with the actively managed decisions made within the LifeChoice portfolios. However, in fiscal year 2001 these trends were reversed. Just about all of the underlying asset classes suffered along with the broader economy and even some of the fund selections, particularly those that outperformed in 2000, underperformed during the most recent 12 months.

The 2000 Annual Report Commentary, dated October 31, 2000, stated that the Committee will maintain an overweight to large-cap value and look for an opportunity to buy back into large-cap growth. This entry back into large-cap growth was accomplished in January 2001 when 3%, 5% and 7% positions were purchased in Victory Growth Fund within the LifeChoice Conservative Investor Fund, the LifeChoice Moderate Investor Fund and the LifeChoice Growth Investor Fund, respectively. Other general allocation changes at that time were increases to large-cap value (Victory Value Fund) and mid-cap value (Victory Special Value Fund) and decreases in large-cap blend (Victory Diversified Stock Fund) and mid-cap growth (INVESCO Dynamics). Victory Diversified Stock Fund was lowered because previously this large-cap blend position carried some of the exposure that was absent in large-cap growth. INVESCO Dynamics was sold off in favor of Victory Special Value Fund and, again, because this mid-cap growth position carried some of the missing large-cap growth exposure prior to the re-addition of Victory Growth Fund. Following the January 2001 reallocation, only rebalances back to the target allocations were done through the remainder of the fiscal year. Even then, the ranges established for the LifeChoice Funds did not require the portfolios to be rebalanced too often, even through these volatile economic times.

The traditional fixed income markets were the place to be in 2001. The Lehman Aggregate(2) returned 14.6% and two of the Victory Funds -- one a high-quality, intermediate government fund (Victory Fund for Income) managed for income and the other a high-quality general bond fund (Victory Intermediate Income Fund) managed for total return -- both sported double-digit returns: 11.84% for Fund for Income and a hefty 14.07% for Intermediate Income Fund. Allocations to specialty asset classes were mixed for the year. Real Estate Investment Trusts ("REITs") helped and convertible securities hurt. The REIT market, as measured by the Morgan Stanley REIT Index(3) returned 13.25% while the convertible market ended the period with -7.37% according to the Merrill
Lynch All Convertible Index(4) (excluding mandatories).

The equity markets were down across the board. Returns for the six major, domestic equity asset classes that are used for gauging performance of the LifeChoice Funds were: large-cap value (S&P BARRA Value Index)(5) -18.4%, large-cap growth (S&P BARRA Growth Index)(6) -31.6%, mid-cap value (S&P Mid Cap Value Index)(7) 4.9%, mid-cap growth (S&P Mid Cap Growth Index)(8) -26.7%, small-cap value (Russell 2000 Value Index)(9) 8.8%, and small-cap growth (Russell 2000 Growth Index)(10) -31.5%. The underlying mutual funds that coincide with each asset class were, for the most part, down in line with the respective benchmark for the period. The three large-cap underlying equity funds (Victory Value Fund, Victory Diversified Stock Fund and Victory Growth
Fund) all returned slightly better than their respective benchmarks. In contrast, the four mid-cap and small-cap names all underperformed their respective benchmarks. For the second straight 12-month period, foreign equities, as measured by the MSCI All Country World Free ex-US Index (MSCI
Free XUSA Index)(11) was the single worst asset class with a return of -24.9%. The LifeChoice investments in the Victory International Growth Fund were even further depressed with a return of -28.7%.

There were some noteworthy changes in the LifeChoice Asset Allocation Committee. While Tony Aveni (Victory

                                                       (Continued on next page)

                                                    The Victory Specialty Funds

LifeChoice Conservative Investor Fund
LifeChoice Moderate Investor Fund
LifeChoice Growth Investor Fund (Continued)

Capital Management's Chief Investment Officer), Rich Nash (Victory Capital Management's Chief Market Strategist) and Chris Dyer (Victory Capital Management's Managing Director, Investment Products Group) continue to lead the Committee, two other Directors with Victory Capital Management Inc., both of whom have been active with the Committee for some time, were elevated to full Committee membership: Steve Lavelle has worked with the Committee since 1997 and Debbie Mirtich since 1998. Also Lawrence Hall, another Director with Victory Capital Management Inc., replaced Terry Taylor on the Committee, representing Victory's Portfolio Analytics Group.

It is important to state that while the time-honored principles of asset allocation might have been tested in 2001, our commitment to these principles did not waiver. In general, the Committee continues to believe that a well-diversified, risk-averse, long-term approach to portfolio management, with assets properly allocated among the various asset classes, will put the Funds in a position to take advantage of the best, while minimizing the worst areas of the market over the long-term.

(1) The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged index, generally representative of domestically traded common stocks of mid- to large-size companies. An investor cannot invest directly in an index.

(2) The Lehman Brothers Aggregate Bond Index (Lehman Aggregate) is an unmanaged index, generally representative of longer-term (greater than 1 year), investment-grade fixed-income securities. An investor cannot invest directly in an index.

(3) The Morgan Stanley REIT Index (MSREIT Index) is an unmanaged index, generally representative of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The index was developed with a base value of 200 as of December 31, 1994. An investor cannot invest directly in an index.

(4) The Merrill Lynch All Convertible Index is an unmanaged index, generally representative of convertible bonds and convertible preferred securities. An investor cannot invest directly in an index.

(5) The S&P Barra Value Index is an unmanaged index, generally representative of all the stocks in the Standard & Poor's 500 that have lower price-to-book ratios. An investor cannot invest directly in an index.

(6) The S&P Barra Growth Index is an unmanaged index, generally representative of all the stocks in the Standard & Poor's 500 that have higher price-to-book ratios. An investor cannot invest directly in an index.

(7) The Standard & Poor's Mid Cap Value Index is an unmanaged index, generally representative of dividing the stocks in the S&P Mid Cap Index according to the price-to-book ratio. An investor cannot invest directly in an index.

(8) The Standard & Poor's Mid Cap Growth Index is an unmanaged index, generally representative of dividing the stocks in the S&P Mid Cap Index according to the price-to-book ratio. An investor cannot invest directly in an index.

(9) The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. An investor cannot invest directly in an index.

(10) The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. An investor cannot invest directly in an index.

(11) The MSCI Free XUSA Index is an unmanaged index, generally representative of all developed and emerging markets in the Morgan Stanley universe excluding the USA, with free versions of countries where they exist. An investor cannot invest directly in an index.

LifeChoice Conservative Investor Fund

LifeChoice Conservative Investor Fund
vs. S&P 500(1) & Lehman Aggregate(2)

(Dollars in thousands)


                      LifeChoice            Lehman                S&P
                      Conservative          Aggregate             500

12/31/96              10000                 10000                 10000
12/31/96              10000                 10000                 10000
12/31/96              10000                 10000                 10000
1/31/97               10110                 10031                 10625
2/28/97               10110                 10056                 10708
3/31/97               9939                  9944                  10268
4/30/97               10091                 10093                 10881
5/31/97               10434                 10188                 11544
6/30/97               10676                 10309                 12062
7/31/97               11093                 10587                 13021
8/31/97               10920                 10497                 12291
9/30/97               11286                 10652                 12964
10/31/97              11122                 10806                 12531
11/30/97              11163                 10856                 13111
12/31/97              11271                 10965                 13336
1/31/98               11333                 11106                 13484
2/28/98               11624                 11098                 14456
3/31/98               11905                 11136                 15197
4/30/98               11967                 11194                 15350
5/31/98               11831                 11300                 15086
6/30/98               11925                 11396                 15699
7/31/98               11725                 11420                 15531
8/31/98               10902                 11606                 13289
9/30/98               11205                 11878                 14137
10/31/98              11418                 11815                 15287
11/30/98              11738                 11882                 16214
12/31/98              11999                 11918                 17148
1/31/99               12088                 12003                 17865
2/28/99               11798                 11794                 17309
3/31/99               11993                 11859                 18003
4/30/99               12420                 11896                 18699
5/31/99               12330                 11792                 18257
6/30/99               12538                 11755                 19273
7/31/99               12390                 11705                 18669
8/31/99               12288                 11699                 18577
9/30/99               12153                 11835                 18068
10/31/99              12359                 11878                 19211
11/30/99              12525                 11877                 19606
12/31/99              12913                 11820                 20756
1/31/2000             12736                 11781                 19713
2/29/2000             12996                 11924                 19340
3/31/2000             13462                 12081                 21232
4/30/2000             13212                 12046                 20593
5/31/2000             13141                 12041                 20171
6/30/2000             13560                 12291                 20668
7/31/2000             13536                 12403                 20345
8/31/2000             14076                 12583                 21513
9/30/2000             13934                 12662                 20468
10/31/2000            13789                 12746                 20381
11/30/2000            13311                 12954                 18774
12/31/2000            13797                 13194                 18866
1/31/2001             14114                 13410                 19535
2/28/2001             13645                 13527                 17754
3/31/2001             13284                 13595                 16629
4/30/2001             13820                 13538                 17922
5/31/2001             13935                 13620                 18042
6/30/2001             13819                 13671                 17603
7/31/2001             13819                 13977                 17429
8/31/2001             13549                 13977                 17429
9/30/2001             12930                 14302                 15017
10/31/2001            13177                 14601                 15305

Graph reflects investment growth of $10,000 investment.
Past performance is not predictive of future results.

                                 Total Return
                            As of October 31, 2001

                                  LIFECHOICE
                             CONSERVATIVE INVESTOR

                                    Net Asset
                                    Value

  One Year                          -4.44%

  Three Year                         4.89%

  Average Annual Return Since Inception
                                     5.87%

The inception date for the LifeChoice Conservative Investor Fund is December 31, 1996.

The Victory Specialty Funds

LifeChoice Moderate Investor Fund

LifeChoice Moderate Investor Fund
vs. S&P 500(1) & Lehman Aggregate(2)

(Dollars in thousands)

                      LifeChoice            Lehman                S&P
                      Moderate              Aggregate             500

12/31/96              10000                 10000                 10000
12/31/96              10000                 10000                 10000
12/31/96              10000                 10000                 10000
1/31/97               10140                 10031                 10625
2/28/97               10250                 10056                 10708
3/31/97               9953                  9944                  10268
4/30/97               10094                 10093                 10881
5/31/97               10576                 10188                 11544
6/30/97               10877                 10309                 12062
7/31/97               11352                 10587                 13021
8/31/97               11130                 10497                 12291
9/30/97               11619                 10652                 12964
10/31/97              11324                 10806                 12531
11/30/97              11365                 10856                 13111
12/31/97              11483                 10965                 13336
1/31/98               11514                 11106                 13484
2/28/98               11977                 11098                 14456
3/31/98               12354                 11136                 15197
4/30/98               12447                 11194                 15350
5/31/98               12199                 11300                 15086
6/30/98               12308                 11396                 15699
7/31/98               11995                 11420                 15531
8/31/98               10704                 11606                 13289
9/30/98               11063                 11878                 14137
10/31/98              11462                 11815                 15287
11/30/98              11923                 11882                 16214
12/31/98              12382                 11918                 17148
1/31/99               12447                 12003                 17865
2/28/99               12034                 11794                 17309
3/31/99               12253                 11859                 18003
4/30/99               12733                 11896                 18699
5/31/99               12646                 11792                 18257
6/30/99               13029                 11755                 19273
7/31/99               12876                 11705                 18669
8/31/99               12755                 11699                 18577
9/30/99               12564                 11835                 18068
10/31/99              12885                 11878                 19211
11/30/99              13199                 11877                 19606
12/31/99              13781                 11820                 20756
1/31/2000             13467                 11781                 19713
2/29/2000             13746                 11924                 19340
3/31/2000             14411                 12081                 21232
4/30/2000             14002                 12046                 20593
5/31/2000             13850                 12041                 20171
6/30/2000             14338                 12291                 20668
7/31/2000             14220                 12403                 20345
8/31/2000             14938                 12583                 21513
9/30/2000             14691                 12662                 20468
10/31/2000            14549                 12746                 20381
11/30/2000            13825                 12954                 18774
12/31/2000            14375                 13194                 18866
1/31/2001             14750                 13410                 19535
2/28/2001             14078                 13527                 17754
3/31/2001             13534                 13595                 16629
4/30/2001             14196                 13538                 17922
5/31/2001             14326                 13620                 18042
6/30/2001             14125                 13671                 17603
7/31/2001             14073                 13977                 17429
8/31/2001             13656                 13977                 17429
9/30/2001             12819                 14302                 15017
10/31/2001            13069                 14601                 15305



Graph reflects investment growth of $10,000 investment.
Past performance is not predictive of future results.

(1) The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged index, generally representative of domestically traded common stocks of mid- to large-size companies. An investor cannot invest directly in an index.

(2) The Lehman Brothers Aggregate Bond Index (Lehman Aggregate) is an unmanaged index, generally representative of longer-term (greater than 1 year), investment-grade fixed-income securities. An investor cannot invest directly in an index.

                                 Total Return
                            As of October 31, 2001

                                  LIFECHOICE
                               MODERATE INVESTOR

                                    Net Asset
                                    Value

  One Year                          -10.17%

  Three Year                          4.47%

  Average Annual Return Since Inception
                                      5.69%

The inception date for the LifeChoice Moderate Investor Fund is December 31,
1996.

LifeChoice Growth Investor Fund

LifeChoice Growth Investor Fund
vs. S&P 500(1) & Lehman Aggregate(2)

(Dollars in thousands)

                      LifeChoice            Lehman                S&P
                      Growth                Aggregate             500

12/31/96              10000                 10000                 10000
12/31/96              10000                 10000                 10000
12/31/96              10000                 10000                 10000
1/31/97               10200                 10031                 10625
2/28/97               10170                 10056                 10708
3/31/97               9918                  9944                  10268
4/30/97               10109                 10093                 10881
5/31/97               10741                 10188                 11544
6/30/97               11105                 10309                 12062
7/31/97               11609                 10587                 13021
8/31/97               11347                 10497                 12291
9/30/97               11951                 10652                 12964
10/31/97              11497                 10806                 12531
11/30/97              11547                 10856                 13111
12/31/97              11691                 10965                 13336
1/31/98               11670                 11106                 13484
2/28/98               12307                 11098                 14456
3/31/98               12795                 11136                 15197
4/30/98               12908                 11194                 15350
5/31/98               12568                 11300                 15086
6/30/98               12684                 11396                 15699
7/31/98               12323                 11420                 15531
8/31/98               10679                 11606                 13289
9/30/98               11084                 11878                 14137
10/31/98              11608                 11815                 15287
11/30/98              12142                 11882                 16214
12/31/98              12720                 11918                 17148
1/31/99               12730                 12003                 17865
2/28/99               12230                 11794                 17309
3/31/99               12472                 11859                 18003
4/30/99               13050                 11896                 18699
5/31/99               12952                 11792                 18257
6/30/99               13472                 11755                 19273
7/31/99               13319                 11705                 18669
8/31/99               13177                 11699                 18577
9/30/99               12925                 11835                 18068
10/31/99              13387                 11878                 19211
11/30/99              13852                 11877                 19606
12/31/99              14680                 11820                 20756
1/31/2000             14202                 11781                 19713
2/29/2000             14482                 11924                 19340
3/31/2000             15381                 12081                 21232
4/30/2000             14809                 12046                 20593
5/31/2000             14598                 12041                 20171
6/30/2000             15127                 12291                 20668
7/31/2000             14916                 12403                 20345
8/31/2000             15830                 12583                 21513
9/30/2000             15456                 12662                 20468
10/31/2000            15291                 12746                 20381
11/30/2000            14223                 12954                 18774
12/31/2000            14872                 13194                 18866
1/31/2001             15280                 13410                 19535
2/28/2001             14265                 13527                 17754
3/31/2001             13480                 13595                 16629
4/30/2001             14417                 13538                 17922
5/31/2001             14549                 13620                 18042
6/30/2001             14269                 13671                 17603
7/31/2001             14084                 13977                 17429
8/31/2001             13449                 13977                 17429
9/30/2001             12266                 14302                 15017
10/31/2001            12558                 14601                 15305


Graph reflects investment growth of $10,000 investment.
Past performance is not predictive of future results.

(1) The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged index, generally representative of domestically traded common stocks of mid- to large-size companies. An investor cannot invest directly in an index.

(2) The Lehman Brothers Aggregate Bond Index (Lehman Aggregate) is an unmanaged index, generally representative of longer-term (greater than 1 year), investment-grade fixed-income securities. An investor cannot invest directly in an index.

                                 Total Return
                            As of October 31, 2001

                                  LIFECHOICE
                                GROWTH INVESTOR

                                    Net Asset
                                    Value

  One Year                          -17.88%

  Three Year                          2.66%

  Average Annual Return Since Inception
                                      4.83%

The inception date for the LifeChoice Growth Investor Fund is December 31,
1996.

Index returns do not include brokerage commissions, sales charges, or other fees or expenses, which reduce returns. It is not possible to invest directly in an index.

Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions. Total returns for more than one year are average annual total returns.

Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Fund holdings and investment policies are subject to change.

The Fund's investments in funds which contain specialty (real estate), international, below investment grade ("junk bond"), and small cap securities may present increased risk.

                                                    The Victory Specialty Funds

Balanced Fund

Over the past 12 months, the United States has traveled a rather emotional economic roller coaster. Since October of 2000, economic growth has slowed considerably and fears of a recession are rather high. Weak corporate earnings have lead to layoffs that have driven the unemployment rate to 5.4% from 3.9%. This weak economic environment has severely tested the U.S. stock market, which is down 24.9% over the last 12 months (based on the S&P 500 Index*).

The economic weakness, stock market declines and aggressive monetary policy have resulted in an environment that has been very favorable for the bond market. The level of U.S. Treasury yields from the beginning and end of the Fund's fiscal period is as follows:

Maturity     October 31, 2000  October 31, 2001     Change

3 month           6.384%            2.007%          -4.377%
6 month           6.392%            2.419%          -3.491%
5 year            5.805%            3.473%          -2.332%
10 year           5.749%            4.230%          -1.519%
30 year           5.787%            4.873%          -0.914%

The rates at the short-end of the maturity spectrum, less than 2 years, are at levels not seen since the early 1960's.

The Fund has performed well in the face of considerable volatility. For the twelve months ended October 31, 2001 the Fund declined 6.50% (Class A Shares at net asset value) versus a decline of 8.75% for the Lipper Balanced Fund Index**. The single most important factor in determining performance has been the Fund's emphasis on a total rate of return strategy centered on sector allocation and specific security selection. The Fund also has maintained a yield advantage by overweighting credit sectors but utilizes highly rated securities. We believe a high quality portfolio and a low-risk investment philosophy can reward our investors with relatively stable long-term returns.

The Fund ended the year with an asset allocation of 58% equities, 36% fixed income and 6% cash. Overweighted in the Basic, Financial and Energy sectors, the Fund outperformed the S&P 500* for the year. Top performers in these sectors included Praxair, Fannie Mae, Household International and Texaco. The Fund also benefited from a significantly underweighted position in the Technology sector, the poorest performing sector last year. Valuations for technology stocks remained rich and expectations regarding future growth rates were unrealistic.

While the near-term environment for the equity markets is likely to remain volatile, the long-term outlook for both the U.S. economy and the stock market remains bright. A stronger economic recovery is now a plausible scenario for 2002. The nine interest rate cuts this year, lower energy prices, tax rebates and fiscal stimulus should enhance growth in 2002. Our overweight sectors remain those leveraged to a recovery in the economy including Basic Industry and Energy. We have increased our weighting in the Technology sector which we believe would also benefit from a cyclical recovery.

 *The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged index, generally representative of domestically traded common stocks of mid- to large-size companies. An investor cannot invest directly in an index.

**The Lipper Balanced Fund Index is generally representative of the 30 largest funds within the Lipper Balanced Fund (Lipper Balanced) investment category. An investor cannot invest directly in an index.

Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions, and unless indicated, show the effect of the maximum 5.75% sales charge applicable to Class A Shares. Total returns for more than one year are average annual total returns. Performance of the different classes of shares will vary based on the differences in sales charges and class specific expenses paid by the shareholders.

Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Fund holdings and investment policies are subject to change.

Balanced Fund
vs. S&P 500* & Lipper Balanced**

(Dollars in thousands)

                                     Balanced
                      Balanced       Class A        Lipper         S&P
                      Class A        @ NAV          Balanced       500

12/10/93              9425           10000          10000          10000
12/31/93              9460           10037          10000          10000
1/31/94               9623           10210          10262          10340
1/31/94               9623           10210          10262          10340
2/28/94               9352           9922           10060          10059
3/31/94               9073           9626           9695           9621
4/30/94               9094           9649           9716           9744
5/31/94               9209           9770           9791           9904
6/30/94               9096           9651           9621           9661
7/31/94               9294           9861           9838           9979
8/31/94               9507           10087          10084          10388
9/30/94               9268           9833           9903           10134
10/31/94              9371           9943           9933           10361
11/30/94              9190           9751           9702           9984
12/31/94              9296           9863           9795           10132
1/31/95               9483           10062          9917           10395
2/28/95               9800           10398          10206          10800
3/31/95               9966           10574          10386          11119
4/30/95               10192          10814          10581          11446
5/31/95               10555          11199          10920          11904
6/30/95               10619          11267          11113          12180
7/31/95               10805          11464          11348          12584
8/31/95               10861          11524          11437          12616
9/30/95               11156          11837          11710          13148
10/31/95              11173          11854          11680          13101
11/30/95              11509          12211          12043          13676
12/31/95              11724          12439          12233          13940
1/31/96               11966          12696          12453          14414
2/29/96               11894          12619          12459          14548
3/31/96               12056          12791          12506          14688
4/30/96               12110          12848          12589          14904
5/31/96               12213          12958          12718          15289
6/30/96               12303          13053          12760          15347
7/31/96               12048          12783          12432          14669
8/31/96               12204          12948          12628          14978
9/30/96               12662          13435          13097          15822
10/31/96              12991          13784          13374          16258
11/30/96              13692          14527          13997          17487
12/31/96              13430          14249          13829          17140
1/31/97               13848          14693          14257          18211
2/28/97               13892          14739          14310          18354
3/31/97               13560          14387          13894          17600
4/30/97               13934          14784          14312          18650
5/31/97               14472          15355          14898          19786
6/30/97               14874          15781          15391          20674
7/31/97               15654          16608          16268          22318
8/31/97               15069          15988          15753          21067
9/30/97               15651          16606          16380          22221
10/31/97              15462          16406          16082          21479
11/30/97              15803          16767          16378          22473
12/31/97              16050          17029          16636          22859
1/31/98               16176          17163          16755          23112
2/28/98               16741          17762          17420          24779
3/31/98               17237          18288          17952          26048
4/30/98               17399          18460          18078          26309
5/31/98               17336          18393          17895          25857
6/30/98               17665          18743          18225          26908
7/31/98               17640          18716          18012          26621
8/31/98               16376          17375          16460          22778
9/30/98               17178          18225          17171          24231
10/31/98              17712          18793          17813          26202
11/30/98              18287          19402          18465          27792
12/31/98              18924          20079          19146          29391
1/31/99               19230          20403          19452          30621
2/28/99               18849          19999          18985          29669
3/31/99               19205          20376          19453          30857
4/30/99               19793          21000          20091          32051
5/31/99               19500          20689          19781          31294
6/30/99               20026          21248          20328          33034
7/31/99               19628          20825          19947          31999
8/31/99               19465          20652          19738          31841
9/30/99               19161          20330          19485          30968
10/31/99              19789          20996          20049          32928
11/30/99              19878          21090          20265          33604
12/31/99              20220          21454          20865          35576
1/31/2000             19748          20953          20341          33788
2/29/2000             19418          20602          20292          33149
3/31/2000             20623          21881          21486          36392
4/30/2000             20291          21529          21093          35297
5/31/2000             20274          21511          20894          34573
6/30/2000             20328          21568          21228          35425
7/31/2000             20324          21564          21170          34871
8/31/2000             21132          22421          22115          37037
9/30/2000             20822          22092          21649          35082
10/31/2000            21124          22412          21630          34934
11/30/2000            20567          21822          21630          32179
12/31/2000            21236          22532          21363          32337
1/31/2001             21561          22876          21817          33484
2/28/2001             20895          22169          20970          30431
3/31/2001             20402          21646          20292          28503
4/30/2001             21108          22396          21144          30718
5/31/2001             21260          22557          21332          30924
6/30/2001             20826          22097          21006          30171
7/31/2001             20898          22173          20990          29874
8/31/2001             20268          21504          20990          29874
9/30/2001             19419          20604          19413          25740
10/31/2001            19750          20955          19738          26233



Graph reflects investment growth of a $10,000 investment.
Past performance is not predictive of future results.

                                 Total Return
                            As of October 31, 2001

                  BALANCED FUND         BALANCED FUND
                     Class A               Class G

                           Maximum
                Net Asset  Offering         Net Asset
                Value      Price            Value

  One Year      -6.50%     -11.86%          -6.86%

  Three Year     3.70%       1.68%            N/A

  Five Year      8.74%       7.46%            N/A

  Average Annual Return Since Inception
                 9.83%       9.01%          -0.52%

The inception date for Class A is December 10, 1993.
The inception date for Class G is December 15, 1999.

The Victory Specialty Funds

Convertible Securities Fund

While the equity markets exhibited extreme volatility and produced undesirable returns over the past 12 months, the convertible asset class performed true to its nature capturing less than half of their underlying equity's loss. For the fiscal year ending October 31, 2001, the Convertible Securities Fund performed admirably versus it's mutual fund peers. The Fund returned -8.22% (Class A at net asset value) versus -12.63% for the Lipper Convertible Securities Fund Index*.

A few notable trends occurred in the convertible market that affected both our strategy of investing and performance. First, due to the continuous fall of the stock market, equity sensitivity for the overall convertible market is the lowest it has been in nearly ten years. The result is that nearly 60% of convertibles are now classified as bond sensitive or yield converts compared to 23% one year ago. Conversely, only 7% of converts are now classified as equity alternatives versus 36% last year. In addition, a new issue influx of low return, zero coupon bonds exacerbated this situation. Traditionally the Fund has been structured more conservatively than our peers in terms of equity sensitivity. This "underweight" in equity sensitivity benefited the Fund as common stocks fell. In addition, we were able to selectively add to equity like positions that performed well during this period. Consequently, the Fund is now positioned more aggressively than our index in terms of equity participation.

The second trend to note was the flight to quality out of the high yield market and into investment grade bonds. This is clearly evident as the Merrill Lynch Convertible Speculative Grade Index** underperformed its investment grade counterpart by nearly 1600 basis points. With approximately 65% of the Fund's total assets dedicated to investment grade bonds and preferred securities, the weighted average investment grade rating of BBB-, benefited the Fund's performance as credit spreads widened considerably for speculative grade issues. To qualify as investment grade the securities must be rated in the top four grades, AAA, AA, A and BBB.

Finally, the Convertible Securities Fund's value style of investing aided performance as value converts outpaced growth converts by roughly 7% over the past 12 months as measured by the difference between the Merrill Lynch Convertible Value Index*** and the Merrill Lynch Convertible Growth Index****. Overweights in traditional value sectors such as basic materials, financials and energy positively impacted performance. Specifically, basic and Real Estate Investment Trust holdings saw double digit sector returns. In contrast, our equal weight in the technology sector and overweight in the utility sector provided a drag on returns.

Going forward we will continue to invest in securities that have both attractive convertible features plus potential for common stock appreciation. In addition, the Fund will continue to maintain its above market current yield in order to provide investors downside support or "cushion" if the turbulence in the equity market continues.

    *The Lipper Convertible Securities Fund Index is an unmanaged index, generally representative of convertible bonds and convertible preferred shares. Lipper Mutual Fund Indices are equally weighted and composed of the largest mutual funds within their respective investment objectives, adjusted for the reinvestment of capital gains distributions and income dividends. An investor cannot invest directly in an index.

   **The Merrill Lynch Convertible Speculative Grade Index is an unmanaged index, generally representative of convertible bonds and convertible preferred shares with ratings below the top four grades. An investor cannot invest directly in an index.

  ***The Merrill Lynch Convertible Value Index is an unmanaged index, generally representative of convertible preferred shares and convertible bonds with underlying stocks that have a lower price-to-book ratios. An investor cannot invest directly in an index.

 ****The Merrill Lynch Convertible Growth Index is an unmanaged index, generally representative of convertible preferred shares and convertible bonds with underlying stocks that have a higher price-to-book ratios. An investor cannot invest directly in an index.

*****The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged index, generally representative of domestically traded common stocks of mid- to large-size companies. An investor cannot invest directly in an index.

Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions, and unless indicated, show the effect of the maximum 5.75% sales charge applicable to Class A Shares. Total returns for more than one year are average annual total returns. Performance of the different classes of shares will vary based on the differences in sales charges and class specific expenses paid by the shareholders.

Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Fund holdings and investment policies are subject to change.

Rating of assets is as of October 31, 2001 and is subject to change without notice.

A significant amount of the Fund's assets may be comprised of below-investment-grade securities, sometimes known as "junk bonds." These securities generally offer higher yields than investment grade securities but carry a higher risk of default and may be considered speculative.

Convertible Securities Fund
vs. S&P 500***** & Lipper Convertible Securities Fund Index*

(Dollars in thousands)

                                    Convertible
                      Convertible   Securities     Lipper
                      Securities    Class A        Conv         S&P
                      Class A       @ NAV          Securities   500

10/31/91              9425          10000          10000        10000
11/30/91              9355          9925           9747         9597
12/31/91              9630          10217          10291        10695
1/31/92               9864          10466          10555        10495
2/29/92               9963          10571          10745        10631
3/31/92               9792          10389          10614        10425
4/30/92               9911          10516          10648        10731
5/31/92               10076         10691          10829        10783
6/30/92               10021         10633          10717        10623
7/31/92               10339         10969          11000        11057
8/31/92               10348         10979          10940        10830
9/30/92               10507         11147          11152        10958
10/31/92              10423         11058          11258        10996
11/30/92              10404         11038          11537        11370
12/31/92              10717         11371          11774        11510
1/31/93               10953         11621          12039        11606
2/28/93               11198         11881          12040        11764
3/31/93               11482         12183          12434        12012
4/30/93               11631         12341          12355        11722
5/31/93               11860         12583          12631        12035
6/30/93               11979         12710          12735        12071
7/31/93               12191         12934          12812        12022
8/31/93               12564         13330          13162        12478
9/30/93               12614         13383          13259        12382
10/31/93              12828         13611          13459        12639
11/30/93              12736         13513          13339        12518
12/31/93              12870         13655          13521        12670
1/31/94               13007         13801          13865        13100
2/28/94               12849         13633          13746        12745
3/31/94               12543         13308          13262        12189
4/30/94               12404         13161          13093        12345
5/31/94               12319         13070          13075        12548
6/30/94               12308         13059          12966        12240
7/31/94               12460         13220          13177        12642
8/31/94               12623         13393          13551        13161
9/30/94               12666         13439          13443        12839
10/31/94              12622         13392          13418        13127
11/30/94              12181         12924          13043        12649
12/31/94              12040         12774          13028        12837
1/31/95               12098         12836          13148        13170
2/28/95               12399         13155          13460        13683
3/31/95               12746         13523          13771        14087
4/30/95               13086         13884          14008        14502
5/31/95               13344         14158          14311        15081
6/30/95               13402         14220          14614        15431
7/31/95               13760         14599          15052        15943
8/31/95               14141         15004          15164        15983
9/30/95               14367         15244          15394        16658
10/31/95              14186         15052          15143        16598
11/30/95              14669         15564          15597        17327
12/31/95              14967         15880          15772        17661
1/31/96               15518         16465          16054        18261
2/29/96               15593         16545          16303        18431
3/31/96               15819         16784          16460        18608
4/30/96               15895         16865          16844        18883
5/31/96               16098         17080          17117        19370
6/30/96               16047         17026          16891        19444
7/31/96               15597         16549          16296        18585
8/31/96               16124         17108          16874        18977
9/30/96               16574         17586          17409        20045
10/31/96              16991         18028          17492        20598
11/30/96              17642         18718          18092        22155
12/31/96              17831         18919          18080        21716
1/31/97               18121         19227          18622        23072
2/28/97               18301         19417          18538        23253
3/31/97               17994         19091          18173        22298
4/30/97               18078         19180          18297        23629
5/31/97               18763         19908          19167        25067
6/30/97               19393         20576          19776        26192
7/31/97               20214         21448          20690        28275
8/31/97               20158         21387          20686        26691
9/30/97               20797         22065          21615        28152
10/31/97              20453         21701          21071        27212
11/30/97              20511         21762          21003        28472
12/31/97              20746         22012          21135        28961
1/31/98               20684         21945          21167        29281
2/28/98               21261         22558          22096        31393
3/31/98               22163         23515          22780        33001
4/30/98               22084         23432          22886        33332
5/31/98               21580         22896          22428        32759
6/30/98               21762         23090          22339        34090
7/31/98               21253         22549          21928        33727
8/31/98               19261         20436          19376        28858
9/30/98               19440         20626          19657        30699
10/31/98              19698         20899          20215        33197
11/30/98              20198         21430          21032        35210
12/31/98              20583         21839          21732        37237
1/31/99               21225         22520          22439        38794
2/28/99               21011         22293          21659        37588
3/31/99               21457         22766          22157        39094
4/30/99               22122         23471          23202        40606
5/31/99               22006         23348          23299        39647
6/30/99               22705         24090          24121        41852
7/31/99               22402         23769          23909        40541
8/31/99               22150         23501          23695        40340
9/30/99               21658         22979          23475        39235
10/31/99              22152         23504          24257        41717
11/30/99              22265         23623          25473        42575
12/31/99              23002         24405          27881        45073
1/31/2000             23093         24501          27983        42808
2/29/2000             24327         25811          30637        41997
3/31/2000             24841         26356          30895        46106
4/30/2000             24859         26375          29520        44719
5/31/2000             24987         26511          28441        43801
6/30/2000             26251         27853          30129        44881
7/31/2000             26103         27695          29448        44180
8/31/2000             27805         29501          31694        46718
9/30/2000             27495         29172          31097        44446
10/31/2000            26710         28339          30049        44259
11/30/2000            24814         26327          27432        40769
12/31/2000            26270         27873          29226        40969
1/31/2001             27034         28683          30131        42422
2/28/2001             25528         27085          28474        38554
3/31/2001             24964         26487          27495        36112
4/30/2001             26505         28122          29046        38918
5/31/2001             26634         28258          28982        39179
6/30/2001             26432         28044          28596        38225
7/31/2001             26131         27725          28199        37849
8/31/2001             25357         26903          28199        37849
9/30/2001             23822         25275          25558        32611
10/31/2001            24513         26009          26254        33236


Graph reflects investment growth of a $10,000 investment.
Past performance is not predictive of future results.

                                 Total Return
                            As of October 31, 2001

               CONVERTIBLE SECURITIES      CONVERTIBLE SECURITIES
                       Class A                    Class G

                           Maximum
                Net Asset  Offering             Net Asset
                Value      Price                Value

  One Year      -8.22%     -13.49%               -8.48%

  Three Year     7.56%       5.45%                 N/A

  Five Year      7.61%       6.33%                 N/A

  Ten Year      10.03%       9.38%                 N/A

  Average Annual Return Since Inception
                10.25%       9.77%                4.72%

The inception date for Class A is April 14, 1988.
The inception date for Class G is December 21, 1999.

                                                    The Victory Specialty Funds

Real Estate Investment Fund

Over the past 12 months, real estate securities have provided a defensive place for equity investors confronted with high volatility in the broader market. The low correlation with the S&P 500* appeared attractive to investors seeking to diversify their portfolios and improve the risk/return profile.

The stability of real estate securities and particularly the Real Estate Investment Trusts (REITs) was due to solid, contractual revenue stream provided by the underlying leases on the properties owned by these companies. Properties that were located in supply-constrained areas and leased to credit-worthy tenants produced a relatively stable cash flow even in the deteriorating economy. The Real Estate Investment Fund maintained its strategy of investing in these companies that provided this highly visible stable cash flow.

During the economic boom of the past few years, the supply of new space has mostly been kept in check and therefore the supply/demand fundamentals were able to support the appreciation in the securities pricing. However, the deterioration in the broader economy over the past twelve months has resulted in a reduction in the demand for space with some tenants attempting to sublet space on which they had taken a speculative lease. Therefore, while landlords are still receiving the contractual rent from such tenants, that revenue stream has been vulnerable to tenant bankruptcies or a slower than projected lease-up of new space or lease-expiration square footage. To mitigate this risk, the Real Estate Investment Fund focused on companies that leased their properties to high credit-worthy tenants such as those in downtown office buildings. Two such companies in the Fund's top holdings were Boston Properties and Equity Office Properties.

In the first half of the fiscal year the Real Estate Investment Fund lagged the Morgan Stanley REIT Index (MSREIT Index)** as the higher-yielding companies gained favor with the fixed-income fund managers. Although the low, double-digit yield of such securities may have looked attractive as bond prices were falling, the high yield was reflective of the earnings risk in such companies. Because the Real Estate Investment Fund is strategically committed to investing in companies with high earnings visibility, it did not pursue the stocks that participated in what came to be known as the "junk REIT rally". As expected the rally came to an abrupt halt during the middle of the year when deteriorating earnings undermined the support for the price levels of such companies. For example, during the worst month, September, the Real Estate Investment Fund significantly outperformed the index which was dragged down by the "junk REIT drop".

The Real Estate Investment Fund (Class A at net asset value) underperformed the Morgan Stanley REIT Index** for the fiscal year due to the Fund's focus on a broad selection of real estate securities with high earnings visibility in contrast to the dominant performance in the MSREIT Index** of the high-yielding, higher-risk stocks which were hotly pursued by fixed income funds during the first half of 2001. This "junk REIT rally" abated in the 3rd Quarter 2001 as the high-risk characteristics became a liability and the stronger real estate securities began to show superior price performance, improving the Real Estate Investment Fund's performance towards the end of the fiscal year.

The Fund avoided some of the REIT sector's problems through its underweighting in hotel real estate stocks. The hotel stocks experienced drastic price softening due to generally reduced business travel and a pull-back in consumer spending for vacations. In addition, given the continuing threat of terrorism, the hotel stocks cannot be expected to recover in the near term.

Consensus Earnings or Funds From Operation (FFO) growth for the REIT sector for the year 2002 is anticipated to be around 4.5-5%. This earnings growth rate is a reduction from that seen in the past few years as the sector follows the deterioration in the broader economy. However, positive earnings growth should be maintained in real estate since the sector enters this downturn without a significant over-supply of space. The potential for continued revenue increases is based on solid internal growth as the properties command rental rate increases to market levels as below-market leases expire. As the broader market is anticipated to continue to be volatile going into 2002, the Real Estate Investment Fund is continually evolving to attempt to provide a defensive alternative for investors.

 *The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged index, generally representative of domestically traded common stocks of mid- to large-size companies. An investor cannot invest directly in an index.

**The Morgan Stanley REIT Index (MSREIT Index) is an unmanaged index, generally representative of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. An investor cannot invest directly in an index.

Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions, and unless indicated, show the effect of the maximum 5.75% sales charge applicable to Class A Shares. Total returns for more than one year are average annual total returns. Performance of the different classes of shares will vary based on the differences in sales charges and class specific expenses paid by the shareholders.

Investments in this Fund are subject to the risks related to direct investment in real estate, such as real estate risk, regulatory risks, concentration risk and diversification risk. By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Fund holdings and investment policies are subject to change.

Real Estate Investment Fund
vs. MSREIT Index**

(Dollars in thousands)

                                            Real
                      Real                  Estate
                      Estate                Investment
                      Investment            Class A               MSREIT
                      Class A               @ NAV                 Index

4/30/97               9425                  10000                 10000
5/31/97               9661                  10250                 10301
6/30/97               10170                 10790                 10845
7/31/97               10745                 11400                 11139
8/31/97               10763                 11420                 11064
9/30/97               11844                 12567                 12110
10/31/97              11538                 12242                 11783
11/30/97              11682                 12394                 11957
12/31/97              11996                 12728                 12229
1/31/98               11899                 12625                 12054
2/28/98               11812                 12533                 11860
3/31/98               12097                 12835                 12141
4/30/98               11755                 12472                 11711
5/31/98               11609                 12317                 11609
6/30/98               11636                 12346                 11608
7/31/98               10878                 11541                 10778
8/31/98               9953                  10560                 9773
9/30/98               10413                 11048                 10379
10/31/98              10164                 10784                 10186
11/30/98              10363                 10995                 10346
12/31/98              10265                 10891                 10162
1/31/99               10153                 10773                 9889
2/28/99               10032                 10644                 9726
3/31/99               10073                 10688                 9673
4/30/99               10951                 11619                 10608
5/31/99               11175                 11857                 10833
6/30/99               10949                 11617                 10632
7/31/99               10722                 11376                 10297
8/31/99               10670                 11321                 10198
9/30/99               10377                 11010                 9771
10/31/99              10167                 10787                 9548
11/30/99              9905                  10509                 9407
12/31/99              10325                 10955                 9699
1/31/2000             10399                 11034                 9760
2/29/2000             10357                 10988                 9605
3/31/2000             10954                 11622                 9957
4/30/2000             11445                 12143                 10626
5/31/2000             11658                 12369                 10724
6/30/2000             12091                 12828                 10990
7/31/2000             12997                 13790                 11986
8/31/2000             12641                 13412                 11495
9/30/2000             13054                 13850                 11848
10/31/2000            12510                 13273                 11286
11/30/2000            12836                 13619                 11484
12/31/2000            13480                 14302                 12300
1/31/2001             13107                 13906                 12353
2/28/2001             13008                 13801                 12141
3/31/2001             13021                 13815                 12240
4/30/2001             13231                 14038                 12524
5/31/2001             13463                 14284                 12805
6/30/2001             14244                 15113                 13577
7/31/2001             14021                 14876                 13284
8/31/2001             14378                 15255                 13776
9/30/2001             14181                 15046                 13225
10/31/2001            13696                 14531                 12782


Graph reflects investment growth of a $10,000 investment.
Past performance is not predictive of future results.

                                 Total Return
                            As of October 31, 2001

                   REAL ESTATE           REAL ESTATE
                 INVESTMENT FUND       INVESTMENT FUND

                     Class A               Class G

                           Maximum
                Net Asset  Offering         Net Asset
                Value      Price            Value

  One Year       9.48%     3.19%             8.97%

  Three Year    10.45%     8.30%              N/A

  Average Annual Return Since Inception
                 8.65%     7.32%            20.32%

The inception date for Class A is April 30, 1997.
The inception date for Class G is December 15, 1999.

Introduction to
Taxable Fixed Income Funds

The Investment Process

Selecting fixed income securities involves ongoing analysis not only of the bonds available in the marketplace, but of interest rates, yield curves, relative values and sector weightings. To conduct their security selection, the experienced fixed income management team follows a disciplined and tested process.

The investment advisor assigns a relative value to each economic sector by utilizing its in-house analytical capabilities as well as a wide range of outside research. It considers the broad economic environment in making duration decisions for each of the Victory Funds. The portfolio managers have developed a proprietary process to identify those securities that have strong potential for income and total return. They are active managers, continually monitoring portfolio holdings for shifts in value that will affect buy and sell decisions.

                       FIXED INCOME SECURITIES UNIVERSE

                                     vvv

                           CREDIT SCREENING PROCESS

                                     vvv

                         DURATION AND MATURITY SCREEN

                                     vvv

                            INTERMEDIATE-TERM POOL

                                     vvv

                                            RELATIVE VALUE ANALYSIS
Yield Curve Shape and           Supply and Demand Scarcity; Regulatory Changes;
Movement Analysis                  New Products or Securities; New Issues;
                                             Technical Innovation;
                                      Sector Analysis; Investor Sentiment

                                     vvv

                           INTERMEDIATE-TERM FUNDS

                             Victory Intermediate
                                 Income Fund

                           Victory Fund for Income

1 Research.
  Before any fixed income security can be considered for purchase by a portfolio manager, it must pass a stringent internal credit review process. As part of this process, credit analysts review the structure and credit ratings of the individual securities as well as the financial statements of the organizations that issue them.

2 No large duration bets are taken.
  To keep the interest rate sensitivity of the Victory Funds' fixed income portfolios consistent with the market, a security benchmark is chosen that is appropriate for a given portfolio. The portfolio is then managed to keep its duration as close as possible to that of the given benchmark.

3 Relative Value.
  The portfolio managers for the Victory Funds combine both technical research and market experience to seek to identify inefficiencies and anomalies in the marketplace. Inefficiencies give the portfolio manager the opportunity to purchase securities for the portfolio that may provide higher yields or total returns. Differences in relative value are a function of securities' yield differentials (e.g. between corporate, government and mortgage/asset backed securities), caused by regulatory changes, forces of supply and demand, and investor sentiments.

                                         The Victory Taxable Fixed Income Funds

Intermediate Income Fund

Over the past 12 months, the United States has traveled a rather emotional economic roller coaster. Since October of 2000, economic growth has slowed considerably and fears of a recession are rather high. Weak corporate earnings have lead to layoffs that have driven the unemployment rate to 5.4% from 3.9%. This weak economic environment has severely tested the U.S. stock market, which is down 24.9% over the last 12 months (based on the S&P 500 Index*).

The Federal Reserve (the "Fed") has been extremely aggressive trying to stimulate the economy. The Fed lowered the Federal Funds rate seven times from 6.5% to 3.5% prior to September 11th and twice subsequent to that tragic day. The current rate of 2.5% is the lowest Federal Funds rate since 1961.

The economic weakness, stock market declines and aggressive monetary policy have resulted in an environment that has been very favorable for the bond market. The level of U.S. Treasury yields from the beginning and end of the Fund's fiscal period is as follows:

Maturity    October 31, 2000    October 31, 2001    Change

3 month          6.384%              2.007%         -4.377%
6 month          6.392%              1.935%         -4.457%
2 year           5.910%              2.419%         -3.491%
5 year           5.805%              3.473%         -2.332%
10 year          5.749%              4.230%         -1.519%
30 year          5.787%              4.873%         -0.914%

The levels of rates at the short-end of the maturity spectrum, less than 2 years, are at levels not seen since the early 1960's.

Shareholders in the Intermediate Income Fund have participated in the bond market's success. For the year ended October 31, 2001, the Fund's total return was 14.07% (Class A shares at net asset value). The single most important factor in determining the Fund's performance is the emphasis on a total rate of return strategy centered on a yield advantage over the benchmark. The Fund seeks to achieve a yield advantage by overweighting credit sectors but utilizes highly rated securities. We believe a high quality portfolio and a low-risk investment philosophy rewards our investors with relatively stable long-term returns.

 *The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged index, generally representative of domestically traded common stocks of mid- to large-size companies. An investor cannot invest directly in an index.

**The Lehman Brothers Intermediate Government/Corporate Bond Index (Lehman Int
  Gov't/Corp) is an unmanaged index, generally representative of investment-grade corporate debt securities and U.S. Treasury and U.S. Government Agency debt securities that mature in one to ten years. An investor cannot invest directly in an index.

Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions, and unless indicated, show the effect of the maximum 2.00% sales charge applicable to Class A Shares. (Prior to May 1, 2001, the Class A maximum sales charge was 5.75%) Total returns for more than one year are average annual total returns. Performance of the different classes of shares will vary based on the differences in sales charges and class specific expenses paid by the shareholders.

Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Fund holdings and investment policies are subject to change.

Intermediate Income Fund
vs. Lehman Int Gov't/Corp**

(Dollars in thousands)


                                            Intermediate
                      Intermediate          Income                Lehman
                      Income                Class A               Int
                      Class A               @ NAV                 Govt/Corp

12/10/93              9804                  10000                 10000
12/31/93              9785                  9980                  10000
1/31/94               9883                  10081                 10111
1/31/94               9883                  10081                 10111
2/28/94               9739                  9934                  9962
3/31/94               9607                  9799                  9797
4/30/94               9532                  9723                  9731
5/31/94               9532                  9723                  9737
6/30/94               9536                  9727                  9738
7/31/94               9645                  9838                  9879
8/31/94               9658                  9851                  9910
9/30/94               9563                  9754                  9818
10/31/94              9560                  9752                  9817
11/30/94              9512                  9703                  9772
12/31/94              9550                  9741                  9807
1/31/95               9708                  9902                  9972
2/28/95               9872                  10069                 10179
3/31/95               9932                  10130                 10237
4/30/95               10044                 10245                 10364
5/31/95               10343                 10550                 10677
6/30/95               10400                 10608                 10749
7/31/95               10396                 10604                 10750
8/31/95               10492                 10702                 10848
9/30/95               10555                 10767                 10927
10/31/95              10673                 10886                 11048
11/30/95              10801                 11017                 11194
12/31/95              10890                 11108                 11311
1/31/96               10987                 11207                 11409
2/29/96               10846                 11063                 11275
3/31/96               10783                 10998                 11217
4/30/96               10729                 10944                 11177
5/31/96               10704                 10919                 11168
6/30/96               10812                 11029                 11287
7/31/96               10832                 11049                 11321
8/31/96               10831                 11047                 11330
9/30/96               10972                 11191                 11487
10/31/96              11159                 11382                 11690
11/30/96              11279                 11504                 11845
12/31/96              11223                 11447                 11769
1/31/97               11261                 11487                 11814
2/28/97               11276                 11502                 11837
3/31/97               11189                 11413                 11755
4/30/97               11316                 11542                 11893
5/31/97               11389                 11617                 11992
6/30/97               11488                 11718                 12102
7/31/97               11723                 11957                 12348
8/31/97               11651                 11884                 12286
9/30/97               11787                 12022                 12429
10/31/97              11897                 12135                 12566
11/30/97              11922                 12161                 12594
12/31/97              12014                 12254                 12695
1/31/98               12169                 12412                 12861
2/28/98               12165                 12409                 12851
3/31/98               12190                 12434                 12892
4/30/98               12250                 12495                 12957
5/31/98               12345                 12592                 13052
6/30/98               12424                 12673                 13135
7/31/98               12457                 12706                 13182
8/31/98               12670                 12924                 13389
9/30/98               12961                 13220                 13725
10/31/98              12885                 13142                 13712
11/30/98              12861                 13118                 13711
12/31/98              12916                 13174                 13766
1/31/99               12982                 13242                 13841
2/28/99               12770                 13026                 13638
3/31/99               12891                 13149                 13740
4/30/99               12919                 13178                 13782
5/31/99               12799                 13055                 13676
6/30/99               12776                 13031                 13685
7/31/99               12778                 13034                 13673
8/31/99               12769                 13024                 13684
9/30/99               12884                 13141                 13811
10/31/99              12862                 13119                 13847
11/30/99              12854                 13111                 13864
12/31/99              12820                 13077                 13819
1/31/2000             12787                 13043                 13768
2/29/2000             12893                 13151                 13882
3/31/2000             13043                 13304                 14027
4/30/2000             12994                 13254                 13995
5/31/2000             12990                 13250                 14017
6/30/2000             13215                 13479                 14264
7/31/2000             13311                 13577                 14372
8/31/2000             13451                 13720                 14542
9/30/2000             13579                 13850                 14674
10/31/2000            13633                 13906                 14741
11/30/2000            13821                 14097                 14942
12/31/2000            14101                 14383                 15217
1/31/2001             14307                 14594                 15467
2/28/2001             14439                 14728                 15613
3/31/2001             14538                 14829                 15733
4/30/2001             14499                 14789                 15691
5/31/2001             14564                 14855                 15779
6/30/2001             14612                 14905                 15838
7/31/2001             14920                 15219                 16167
8/31/2001             15062                 15363                 16167
9/30/2001             15311                 15617                 16567
10/31/2001            15551                 15863                 16842

Graph reflects investment growth of a $10,000 investment.
Past performance is not predictive of future results.

                                 Total Return
                            As of October 31, 2001

               INTERMEDIATE INCOME   INTERMEDIATE INCOME
                     Class A               Class G

                           Maximum
                Net Asset  Offering         Net Asset
                Value      Price            Value

  One Year      14.07%     11.78%           13.61%
  Three Year     6.47%      5.76%             N/A
  Five Year      6.86%      6.42%             N/A
  Average Annual Return Since Inception

                 6.02%      5.76%           10.39%

The inception date for Class A is December 10, 1993.
The inception date for Class G is December 21, 1999.

The Victory Taxable Fixed Income Funds

Fund for Income

Over the past 12 months, the United States has traveled a rather emotional economic roller coaster. Since October of 2000, economic growth has slowed considerably and fears of a recession are rather high. Weak corporate earnings have lead to layoffs that have driven the unemployment rate to 5.4% from 3.9%. This weak economic environment has severely tested the U.S. stock market, which, as measured by the S&P 500 Index*, is down 24.9% over the last 12 months.

The Federal Reserve (the "Fed") has been extremely aggressive trying to stimulate the economy. The Fed lowered the Federal Funds rate seven times from 6.5% to 3.5% prior to September 11th and twice subsequent to that tragic day. The current rate of 2.5% is the lowest Federal Funds rate since 1961.

The economic weakness, stock market declines and aggressive monetary policy have resulted in an environment that has been very favorable for the bond market. The level of U.S. Treasury yields from the beginning and end of the Fund's fiscal period are as follows:

Maturity    October 31, 2000    October 31, 2001    Change

3 month          6.384%              2.007%         -4.377%
6 month          6.392%              1.935%         -4.457%
2 year           5.910%              2.419%         -3.491%
5 year           5.805%              3.473%         -2.332%
10 year          5.749%              4.230%         -1.519%
30 year          5.787%              4.873%         -0.914%

The levels of rates at the short-end of the maturity spectrum, less than 2 years, are at levels not seen since the early 1960's.

Shareholders in the Fund for Income have participated in the bond market's success. For the year ended October 31, 2001, the Fund for Income total return was 11.84% (Class A Shares at net asset value). The Fund's emphasis on coupon income, which in the long run is the single most important factor in determining long-term performance, has rewarded our shareholders with consistent monthly dividends and consistent performance relative to the Fund's peer group category. The Fund achieved these returns and maintained a steady dividend by investing only in securities guaranteed by the full faith and credit of the U.S. Government. We believe a top quality portfolio and a low-risk investment philosophy rewards our investors with relatively stable long-term returns.

    *The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged index, generally representative of domestically traded common stocks of mid- to large-size companies. An investor cannot invest directly in an index.

   **The Lehman Brothers Mortgage-Backed Securities Index (Lehman Mortgage) is an unmanaged index, generally representative of the general performance of fixed rate mortgage bonds. An investor cannot invest directly in an index.

  ***The Lehman GNMA Index is a broad-based unmanaged index that represents the general performance of GNMA securities. The Fund has designated the Lehman GNMA Index as its benchmark because that index better reflects the Fund's investment style and strategy. Index returns do not include any brokerage commissions, sales charges, or other fees. It is not possible to invest directly in an index.

Effective March 26, 1999, the Gradison Government Income Fund merged into the Fund for Income. For periods prior to that time, the performance shown is that of the Gradison Government Income Fund. Performance of Class A and Class G shares will differ due to differences in sales charge structure and class expense.

Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions, and unless indicated, show the effect of the maximum 2.00% sales charge applicable to Class A Shares. Total returns for more than one year are average annual total returns. Performance of the different classes of shares will vary based on the differences in sales charges and class specific expenses paid by the shareholders.

Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Fund holdings and investment policies are subject to change.

Fund for Income
vs. Lehman Mortgage** & Lehman GNMA Index***

(Dollars in thousands)


                      Fund for                                    Lehman
                      Income                Lehman                GNMA
                      Class G               Mortgage              Index

10/31/91              10000                 10000                 10000
11/30/91              10081                 10072                 10069
12/31/91              10353                 10274                 10304
1/31/92               10184                 10155                 10176
2/29/92               10274                 10252                 10283
3/31/92               10180                 10186                 10224
4/30/92               10240                 10286                 10318
5/31/92               10440                 10471                 10500
6/30/92               10579                 10595                 10628
7/31/92               10742                 10685                 10721
8/31/92               10858                 10824                 10865
9/30/92               10974                 10908                 10962
10/31/92              10857                 10812                 10880
11/30/92              10861                 10846                 10930
12/31/92              11005                 10985                 11068
1/31/93               11188                 11129                 11208
2/28/93               11314                 11242                 11321
3/31/93               11366                 11310                 11383
4/30/93               11448                 11369                 11424
5/31/93               11463                 11434                 11503
6/30/93               11614                 11521                 11596
7/31/93               11672                 11567                 11645
8/31/93               11754                 11621                 11674
9/30/93               11774                 11632                 11683
10/31/93              11828                 11666                 11703
11/30/93              11769                 11642                 11687
12/31/93              11839                 11736                 11796
1/31/94               11965                 11853                 11889
2/28/94               11834                 11770                 11829
3/31/94               11478                 11464                 11510
4/30/94               11391                 11379                 11431
5/31/94               11412                 11424                 11464
6/30/94               11359                 11399                 11447
7/31/94               11554                 11627                 11670
8/31/94               11567                 11664                 11706
9/30/94               11384                 11499                 11541
10/31/94              11347                 11492                 11522
11/30/94              11280                 11456                 11490
12/31/94              11403                 11548                 11618
1/31/95               11640                 11795                 11858
2/28/95               11946                 12096                 12171
3/31/95               12003                 12153                 12231
4/30/95               12158                 12325                 12412
5/31/95               12585                 12714                 12790
6/30/95               12663                 12786                 12877
7/31/95               12641                 12808                 12904
8/31/95               12766                 12941                 13037
9/30/95               12892                 13055                 13165
10/31/95              13019                 13171                 13273
11/30/95              13186                 13321                 13426
12/31/95              13364                 13488                 13598
1/31/96               13439                 13589                 13693
2/29/96               13291                 13476                 13590
3/31/96               13223                 13427                 13556
4/30/96               13125                 13390                 13521
5/31/96               13077                 13351                 13475
6/30/96               13226                 13535                 13651
7/31/96               13252                 13585                 13703
8/31/96               13256                 13585                 13709
9/30/96               13449                 13812                 13938
10/31/96              13729                 14083                 14219
11/30/96              13935                 14284                 14425
12/31/96              13833                 14210                 14349
1/31/97               13902                 14315                 14459
2/28/97               13927                 14362                 14511
3/31/97               13780                 14227                 14368
4/30/97               13959                 14454                 14603
5/31/97               14106                 14595                 14754
6/30/97               14243                 14766                 14928
7/31/97               14513                 15044                 15198
8/31/97               14451                 15008                 15166
9/30/97               14636                 15198                 15368
10/31/97              14812                 15367                 15528
11/30/97              14841                 15418                 15576
12/31/97              14989                 15558                 15716
1/31/98               15156                 15712                 15869
2/28/98               15163                 15745                 15903
3/31/98               15204                 15811                 15970
4/30/98               15269                 15901                 16063
5/31/98               15381                 16006                 16172
6/30/98               15464                 16083                 16240
7/31/98               15524                 16165                 16331
8/31/98               15773                 16312                 16460
9/30/98               16036                 16509                 16654
10/31/98              15953                 16488                 16639
11/30/98              16003                 16570                 16734
12/31/98              16093                 16642                 16803
1/31/99               16136                 16760                 16922
2/28/99               16035                 16693                 16868
3/31/99               16132                 16805                 16971
4/30/99               16190                 16882                 17052
5/31/99               16112                 16787                 16967
6/30/99               16045                 16729                 16899
7/31/99               16012                 16615                 16788
8/31/99               15978                 16615                 16782
9/30/99               16199                 16884                 17053
10/31/99              16245                 16982                 17153
11/30/99              16254                 16990                 17160
12/31/99              16218                 16950                 17126
1/31/2000             16128                 16802                 16972
2/29/2000             16296                 16997                 17189
3/31/2000             16530                 17182                 17461
4/30/2000             16503                 17194                 17445
5/31/2000             16530                 17203                 17508
6/30/2000             16794                 17571                 17831
7/31/2000             16873                 17684                 17926
8/31/2000             17113                 17952                 18197
9/30/2000             17247                 18139                 18366
10/31/2000            17341                 18270                 18502
11/30/2000            17571                 18544                 18763
12/31/2000            17831                 18842                 19029
1/31/2001             18105                 19136                 19339
2/28/2001             18229                 19245                 19426
3/31/2001             18338                 19357                 19543
4/30/2001             18292                 19384                 19576
5/31/2001             18399                 19512                 19739
6/30/2001             18461                 19553                 19796
7/31/2001             18780                 19901                 20134
8/31/2001             18898                 20076                 20281
9/30/2001             19132                 20377                 20557
10/31/2001            19394                 20659                 20831


Graph reflects investment growth of a $10,000 investment.
Past performance is not predictive of future results.

                                 Total Return
                            As of October 31, 2001

                FUND FOR INCOME       FUND FOR INCOME
                     Class A               Class G

                           Maximum
                Net Asset  Offering         Net Asset
                Value      Price            Value

  One Year      11.84%     9.61%             11.84%

  Three Year      N/A       N/A               6.73%

  Five Year       N/A       N/A               7.15%

  Ten Year        N/A       N/A               6.85%

  Average Annual Return Since Inception
                 7.31%     6.48%              7.97%

The inception date for Class A is March 26, 1999.
The inception date for Class G is September 16, 1987.

Introduction to
Tax-Exempt Fixed Income Funds

The Investment Process

The Victory Funds offer a series of Municipal investment strategies that can help you manage your investments. The investment advisor's fixed income specialists maintain a close watch on the credit ratings of the issuers of holdings in the Victory Funds. In addition, our portfolio management team continuously assesses new municipal issues from across the nation for special values and incremental returns.

The portfolio managers of the Victory Funds utilize a three-dimensional approach to managing municipal portfolios.

                        TAX-EXEMPT SECURITIES UNIVERSE
                       2000+ issues reviewed per year;
                       500 new issues reviewed per year

                                     vvv

                       ISSUE AND ISSUER CREDIT QUALITY

                                     vvv

                         Duration and Maturity Screen

           v                                                           v

INTERMEDIATE-TERM POOL                                       LONG-TERM POOL


                                RELATIVE VALUE
               Scarcity/Liquidity; Geographic/Economic Trends;
            Positive Curve Convexity; New Issues; Sector Analysis

           v                                                           v

INTERMEDIATE-TERM FUNDS                                       LONG-TERM FUNDS

        Victory New York                           Victory National Municipal
         Tax-Free Fund                                      Bond Fund

   Victory Ohio Municipal
          Bond Fund

1 Research.
  Credit analysis of municipal securities and issuers is an on-going process. Portfolio managers and credit analysts review over 2,000 existing issues annually in addition to up to 500 new issues each year. Analysts review important factors such as the structure of the offering and the financial status of the issuing entity, as well as any underlying credit enhancements, including insurance and letters of credit.

2 No large duration bets are taken.
  Portfolios are carefully managed to keep their duration consistent with their appropriate benchmark.

3 Relative Value.
  The portfolio manager seeks to identify inefficiencies in the marketplace that may result in an increase in the relative value of the securities both in the portfolio and available in the market place. Differences in relative value of municipal securities are created by factors such as geographic and economic trends, regulatory changes, forces of supply and demand and investor sentiment.
    The portfolio management team for the Victory Municipal Funds seeks to keep the municipal portfolios fully invested while focusing on maintaining superior credit quality and adequate liquidity.

The Victory Tax-Exempt Fixed Income Funds

National Municipal Bond Fund
New York Tax-Free Fund
Ohio Municipal Bond Fund

The year ending October 31, 2001 was another great year for municipal bonds following the trend from strong returns last year. As many of the equity markets were hit hard during the year and turned in negative returns, the three Victory municipal bond funds all turned in positive returns with two of the funds (National and Ohio) posting double-digit returns (returns calculated at net asset value).

The Federal Reserve (the "Fed") aggressively cut short-term interest rates throughout 2001. As of October 31, 2001, it had made a total of nine cuts in an attempt to jump-start a sluggish economy. As we end the year, it appears that even with an aggressive easing policy, a recession may still be in our near future. A recession is technically defined as two consecutive quarters of negative Gross Domestic Product ("GDP"). A negative growth number for 4th Quarter GDP is a real possibility.

It is important to remember that the Fed rate cuts mainly affect short-term interest rates. The yield curve reflects this as we have seen the municipal bond yield curve dramatically steepen throughout the year. This means that shorter maturity bonds benefited more from falling interest rates than did the long end of the curve.

Falling interest rates helped to fuel a big year in new issuance in the municipal market. Similar to the way homeowners look to refinance their mortgage when rates trend lower, municipal issuers look for opportunities to refinance their outstanding debt with new, lower interest rate bonds. New issue volume was up over 30% over last year through the first three quarters of 2001.

The National Municipal Bond Fund continues to be the top performer in its peer group, Lipper Intermediate Municipal Debt Funds*, for the one-year period. As of October 31, 2001 the Fund's Class A Shares ranked 1st out of 114 in its peer group for the one-year period, 2nd out of 105 for the three-year period and 1st out of 95 for the five-year period.

The New York Tax-Free Fund continues to be managed for income. The Fund invests in high quality, mostly insured New York bonds weighted towards the longer end of the curve. While this strategy continues to generate a strong income stream, the bonds appreciated in value less than most shorter maturity bonds due to the curve steepening.

The Ohio Municipal Bond Fund also had a good year and continues to outperform most of its peer group, Lipper Ohio Municipal Debt Funds**. As of October 31, 2001 the Fund's Class A Shares ranked 1st out of 47 for the one-year period, 6th out of 43 for the three-year period, 5th out of 39 for the five year period and 3rd out of 14 for the ten year period.

Municipal bonds currently look undervalued relative to some of their taxable counterparts. As an example, one can purchase a 30 year insured municipal bond and capture over 96% of the 30-year treasury yield. While the Fed is approaching the limit of how low they can drop the discount rate, the near term future still looks bright for municipal bonds. In all three funds, we continue to focus on high quality bonds with the majority of our assets currently rated AAA due to bond insurance. We believe that this strategy has served our investors well and will continue to do so as we progress in these times of economic uncertainty. In all three funds, we have focused on security selection as our method of enhancing total return for the funds. This involved buying undervalued bonds and selling into inquires***. We continue to try to limit credit risk by investing in securities rated "A" or better.

    *The Lipper Intermediate Municipal Debt Funds is a group of municipal debt funds with issues that have dollar-weighted average maturities of five to ten years.

   **The Lipper Ohio Municipal Debt Funds is a group of municipal debt funds with issues that have dollar-weighted average maturities of five to ten years and are exempt from taxation in Ohio.

  ***Inquires can be defined as outside parties that contact the fund management regarding the availability of bonds with specific characteristics.

 ****The Lehman Brothers 7-year Muni Bond Fund Index (Lehman 7 Yr Muni) is an unmanaged index, generally representative of investment grade muni bonds with maturities of 6-8 years, weighted according to the total market value of each bond in the Index. An investor cannot invest directly in an index.

*****The Lehman Brothers 10-year Municipal Bond Index (Lehman 10 Yr Muni) is an unmanaged index, generally representative of investment-grade municipal bonds with maturities of 8-12 years. An investor cannot invest directly in an index.

National Municipal Bond Fund

National Municipal Bond Fund
vs. Lehman 7-Yr Muni**** & 10-Yr Muni*****

(Dollars in thousands)

                                   National
                      National     Muni          Lehman       Lehman
                      Muni         Class A       7-Yr         10-Yr
                      Class A      @ NAV         Muni         Muni

2/3/94                9804         10000         10000        10000
4/30/94               9527         9718          9592         9472
5/31/94               9582         9773          9640         9533
6/30/94               9553         9744          9623         9492
7/31/94               9681         9875          9759         9651
8/31/94               9727         9922          9809         9689
9/30/94               9530         9721          9716         9558
10/31/94              9351         9538          9618         9419
11/30/94              9145         9328          9478         9241
12/31/94              9313         9499          9622         9407
1/31/95               9592         9784          9802         9651
2/28/95               9797         9993          10022        9924
3/31/95               9915         10114         10126        10058
4/30/95               9928         10127         10153        10070
5/31/95               10199        10403         10423        10389
6/30/95               10187        10391         10413        10325
7/31/95               10331        10537         10546        10477
8/31/95               10458        10667         10670        10619
9/30/95               10513        10723         10711        10687
10/31/95              10661        10875         10804        10810
11/30/95              10789        11005         10923        10955
12/31/95              10959        11178         10980        11022
1/31/96               11061        11282         11087        11134
2/29/96               11080        11302         11049        11088
3/31/96               10916        11134         10942        10950
4/30/96               10892        11110         10922        10911
5/31/96               10904        11122         10906        10881
6/30/96               10966        11185         10990        10984
7/31/96               11080        11302         11081        11090
8/31/96               11067        11289         11087        11090
9/30/96               11159        11382         11187        11204
10/31/96              11282        11507         11307        11345
11/30/96              11472        11701         11496        11575
12/31/96              11447        11675         11462        11523
1/31/97               11453        11682         11503        11568
2/28/97               11556        11787         11598        11677
3/31/97               11421        11649         11449        11521
4/30/97               11502        11732         11508        11606
5/31/97               11672        11905         11653        11770
6/30/97               11798        12034         11765        11900
7/31/97               12122        12365         12038        12234
8/31/97               11992        12232         11953        12116
9/30/97               12136        12379         12079        12269
10/31/97              12196        12440         12151        12334
11/30/97              12256        12501         12193        12392
12/31/97              12449        12698         12343        12587
1/31/98               12548        12799         12473        12727
2/28/98               12579        12831         12484        12726
3/31/98               12579        12830         12484        12717
4/30/98               12481        12731         12412        12647
5/31/98               12714        12968         12594        12862
6/30/98               12766        13021         12629        12909
7/31/98               12797        13053         12671        12930
8/31/98               13019        13280         12864        13155
9/30/98               13170        13434         13030        13350
10/31/98              13191        13455         13049        13356
11/30/98              13211        13475         13084        13396
12/31/98              13234        13498         13112        13438
1/31/99               13414        13683         13303        13644
2/28/99               13331        13598         13229        13521
3/31/99               13322        13588         13223        13514
4/30/99               13363        13630         13255        13550
5/31/99               13279        13545         13190        13455
6/30/99               13082        13343         12999        13205
7/31/99               13175        13438         13087        13294
8/31/99               13154        13417         13057        13245
9/30/99               13145        13408         13106        13290
10/31/99              13060        13321         13050        13196
11/30/99              13162        13426         13146        13340
12/31/99              13116        13378         13093        13271
1/31/2000             13068        13329         13062        13216
2/29/2000             13162        13426         13115        13320
3/31/2000             13387        13655         13302        13579
4/30/2000             13325        13591         13252        13511
5/31/2000             13290        13556         13223        13431
6/30/2000             13626        13899         13518        13796
7/31/2000             13818        14094         13688        13987
8/31/2000             14022        14303         13868        14204
9/30/2000             13960        14240         13826        14138
10/31/2000            14113        14395         13944        14283
11/30/2000            14273        14558         14009        14361
12/31/2000            14664        14958         14284        14699
1/31/2001             14754        15049         14527        14888
2/28/2001             14815        15112         14537        14913
3/31/2001             14986        15285         14654        15040
4/30/2001             14806        15103         14523        14854
5/31/2001             15028        15329         14688        15016
6/30/2001             15150        15453         14762        15105
7/31/2001             15381        15689         14946        15312
8/31/2001             15639        15951         15172        15312
9/30/2001             15601        15913         15167        15552
10/31/2001            15820        16136         15319        15739


Graph reflects investment growth of a $10,000 investment.
Past performance is not predictive of future results.

                                 Total Return
                            As of October 31, 2001

               NATIONAL MUNI BOND       NATIONAL MUNI BOND
                     Class A                 Class G

                             Maximum
                Net Asset    Offering        Net Asset
                Value        Price            Value

  One Year      12.09%       9.90%            11.90%

  Three Year     6.25%       5.54%              N/A

  Five Year      7.00%       6.56%              N/A

  Average Annual Return Since Inception
                 6.38%       6.11%            10.23%

The inception date for Class A is February 3, 1994.
The inception date for Class G is December 17, 1999.

                                      The Victory Tax-Exempt Fixed Income Funds

New York Tax-Free Fund

New York Tax-Free Fund
vs. Lehman 10-Yr Muni*

(Dollars in thousands)

                                            NY
                      NY                    Tax-Free              Lehman
                      Tax-Free              Class A               10-Yr
                      Class A               @ NAV                 Muni

10/31/91              9800                  10000                 10000
11/30/91              9763                  9962                  10017
12/31/91              10037                 10242                 10230
1/31/92               9967                  10171                 10252
2/29/92               10030                 10235                 10236
3/31/92               10057                 10263                 10221
4/30/92               10165                 10372                 10318
5/31/92               10266                 10476                 10439
6/30/92               10399                 10611                 10620
7/31/92               10848                 11069                 10968
8/31/92               10651                 10868                 10838
9/30/92               10643                 10860                 10928
10/31/92              10502                 10717                 10817
11/30/92              10755                 10975                 11014
12/31/92              10866                 11088                 11143
1/31/93               10979                 11203                 11330
2/28/93               11360                 11592                 11745
3/31/93               11267                 11497                 11573
4/30/93               11377                 11609                 11684
5/31/93               11472                 11706                 11724
6/30/93               11610                 11847                 11956
7/31/93               11679                 11917                 11986
8/31/93               11906                 12149                 12234
9/30/93               12027                 12273                 12385
10/31/93              12097                 12344                 12405
11/30/93              11979                 12223                 12303
12/31/93              12207                 12456                 12566
1/31/94               12332                 12584                 12720
2/28/94               12109                 12356                 12372
3/31/94               11763                 12003                 11899
4/30/94               11739                 11978                 12049
5/31/94               11811                 12052                 12126
6/30/94               11779                 12019                 12074
7/31/94               11924                 12168                 12277
8/31/94               11932                 12175                 12324
9/30/94               11816                 12057                 12158
10/31/94              11681                 11920                 11981
11/30/94              11469                 11704                 11754
12/31/94              11648                 11885                 11966
1/31/95               11887                 12130                 12276
2/28/95               12150                 12398                 12623
3/31/95               12252                 12502                 12794
4/30/95               12285                 12535                 12810
5/31/95               12544                 12800                 13216
6/30/95               12557                 12813                 13134
7/31/95               12641                 12899                 13326
8/31/95               12713                 12972                 13507
9/30/95               12800                 13062                 13594
10/31/95              12945                 13209                 13751
11/30/95              13090                 13357                 13935
12/31/95              13198                 13467                 14020
1/31/96               13265                 13536                 14162
2/29/96               13241                 13511                 14104
3/31/96               13062                 13329                 13929
4/30/96               13046                 13312                 13880
5/31/96               13058                 13324                 13841
6/30/96               13141                 13410                 13972
7/31/96               13275                 13546                 14106
8/31/96               13326                 13598                 14106
9/30/96               13434                 13708                 14251
10/31/96              13531                 13807                 14432
11/30/96              13680                 13959                 14723
12/31/96              13660                 13939                 14657
1/31/97               13667                 13946                 14715
2/28/97               13770                 14051                 14854
3/31/97               13650                 13928                 14655
4/30/97               13738                 14019                 14763
5/31/97               13861                 14144                 14972
6/30/97               13969                 14254                 15137
7/31/97               14235                 14526                 15562
8/31/97               14145                 14433                 15412
9/30/97               14254                 14545                 15607
10/31/97              14311                 14603                 15690
11/30/97              14364                 14657                 15762
12/31/97              14485                 14780                 16011
1/31/98               14564                 14862                 16189
2/28/98               14565                 14862                 16188
3/31/98               14595                 14893                 16176
4/30/98               14531                 14827                 16087
5/31/98               14730                 15030                 16361
6/30/98               14797                 15099                 16421
7/31/98               14833                 15136                 16447
8/31/98               15069                 15376                 16733
9/30/98               15235                 15546                 16982
10/31/98              15186                 15496                 16989
11/30/98              15243                 15554                 17040
12/31/98              15256                 15567                 17093
1/31/99               15389                 15703                 17355
2/28/99               15354                 15667                 17199
3/31/99               15354                 15668                 17190
4/30/99               15381                 15695                 17236
5/31/99               15321                 15634                 17116
6/30/99               15176                 15486                 16797
7/31/99               15202                 15512                 16910
8/31/99               15117                 15426                 16848
9/30/99               15057                 15364                 16905
10/31/99              14922                 15226                 16785
11/30/99              15036                 15343                 16785
12/31/99              14953                 15258                 16880
1/31/2000             14918                 15222                 16812
2/29/2000             15085                 15393                 16943
3/31/2000             15378                 15692                 17273
4/30/2000             15290                 15602                 17186
5/31/2000             15229                 15540                 17084
6/30/2000             15553                 15871                 17549
7/31/2000             15737                 16058                 17791
8/31/2000             15908                 16233                 18068
9/30/2000             15807                 16130                 17984
10/31/2000            15966                 16292                 18168
11/30/2000            16072                 16400                 18267
12/31/2000            16519                 16856                 18697
1/31/2001             16570                 16908                 18938
2/28/2001             16619                 16958                 18970
3/31/2001             16775                 17117                 19131
4/30/2001             16487                 16823                 18895
5/31/2001             16668                 17009                 19100
6/30/2001             16811                 17154                 19214
7/31/2001             17134                 17484                 19478
8/31/2001             17490                 17847                 19478
9/30/2001             17233                 17585                 19782
10/31/2001            17400                 17755                 20020

Graph reflects investment growth of a $10,000 investment.
Past performance is not predictive of future results.

*The Lehman Brothers 10-year Municipal Bond Index (Lehman 10 Yr Muni) is an unmanaged index, generally representative of investment-grade municipal bonds with maturities of 8-12 years. An investor cannot invest directly in an index.

                                 Total Return
                            As of October 31, 2001

                NEW YORK TAX-FREE        NEW YORK TAX-FREE
                     Class A                  Class G

                             Maximum
                Net Asset    Offering         Net Asset
                Value        Price            Value

  One Year      8.98%        6.79%            8.64%

  Three Year    4.64%        3.94%            N/A

  Five Year     5.16%        4.73%            N/A

  Ten Year      5.91%        5.70%            N/A

  Average Annual Return Since Inception
                6.19%        6.00%            7.95%

The inception date for Class A is February 11, 1991.
The inception date for Class G is December 21, 1999.

Ohio Municipal Bond Fund

Ohio Municipal Bond Fund
vs. Lehman 10-Yr Muni*

(Dollars in thousands)


                                            Ohio
                      Ohio                  Muni                  Lehman
                      Muni                  Class A               10-Yr
                      Class A               @ NAV                 Muni

10/31/91              9804                  10000                 10000
11/30/91              9829                  10026                 10017
12/31/91              10061                 10262                 10230
1/31/92               10095                 10297                 10252
2/29/92               10091                 10293                 10236
3/31/92               10070                 10271                 10221
4/30/92               10146                 10348                 10318
5/31/92               10257                 10463                 10439
6/30/92               10388                 10596                 10620
7/31/92               10691                 10905                 10968
8/31/92               10566                 10777                 10838
9/30/92               10623                 10836                 10928
10/31/92              10523                 10734                 10817
11/30/92              10724                 10938                 11014
12/31/92              10842                 11058                 11143
1/31/93               10973                 11193                 11330
2/28/93               11368                 11595                 11745
3/31/93               11191                 11415                 11573
4/30/93               11348                 11575                 11684
5/31/93               11410                 11638                 11724
6/30/93               11630                 11863                 11956
7/31/93               11613                 11845                 11986
8/31/93               11853                 12090                 12234
9/30/93               12063                 12304                 12385
10/31/93              12075                 12317                 12405
11/30/93              11938                 12177                 12303
12/31/93              12212                 12457                 12566
1/31/94               12380                 12627                 12720
2/28/94               12018                 12259                 12372
3/31/94               11593                 11825                 11899
4/30/94               11656                 11889                 12049
5/31/94               11811                 12047                 12126
6/30/94               11727                 11962                 12074
7/31/94               11905                 12143                 12277
8/31/94               11942                 12181                 12324
9/30/94               11762                 11997                 12158
10/31/94              11583                 11814                 11981
11/30/94              11409                 11637                 11754
12/31/94              11668                 11901                 11966
1/31/95               12006                 12246                 12276
2/28/95               12355                 12603                 12623
3/31/95               12448                 12697                 12794
4/30/95               12469                 12718                 12810
5/31/95               12875                 13132                 13216
6/30/95               12756                 13011                 13134
7/31/95               12853                 13110                 13326
8/31/95               13032                 13292                 13507
9/30/95               13107                 13369                 13594
10/31/95              13321                 13587                 13751
11/30/95              13525                 13795                 13935
12/31/95              13736                 14010                 14020
1/31/96               13806                 14082                 14162
2/29/96               13738                 14013                 14104
3/31/96               13513                 13784                 13929
4/30/96               13479                 13749                 13880
5/31/96               13486                 13756                 13841
6/30/96               13608                 13880                 13972
7/31/96               13764                 14039                 14106
8/31/96               13768                 14044                 14106
9/30/96               13953                 14232                 14251
10/31/96              14101                 14383                 14432
11/30/96              14349                 14636                 14723
12/31/96              14329                 14615                 14657
1/31/97               14284                 14570                 14715
2/28/97               14405                 14693                 14854
3/31/97               14196                 14479                 14655
4/30/97               14294                 14580                 14763
5/31/97               14501                 14791                 14972
6/30/97               14636                 14929                 15137
7/31/97               15041                 15341                 15562
8/31/97               14860                 15157                 15412
9/30/97               15051                 15352                 15607
10/31/97              15139                 15442                 15690
11/30/97              15215                 15519                 15762
12/31/97              15456                 15765                 16011
1/31/98               15613                 15926                 16189
2/28/98               15593                 15905                 16188
3/31/98               15602                 15914                 16176
4/30/98               15501                 15811                 16087
5/31/98               15810                 16126                 16361
6/30/98               15876                 16193                 16421
7/31/98               15894                 16212                 16447
8/31/98               16181                 16505                 16733
9/30/98               16415                 16743                 16982
10/31/98              16377                 16705                 16989
11/30/98              16434                 16763                 17040
12/31/98              16470                 16799                 17093
1/31/99               16652                 16985                 17355
2/28/99               16555                 16886                 17199
3/31/99               16557                 16888                 17190
4/30/99               16600                 16932                 17236
5/31/99               16475                 16805                 17116
6/30/99               16236                 16561                 16797
7/31/99               16293                 16618                 16910
8/31/99               16177                 16501                 16848
9/30/99               16147                 16470                 16905
10/31/99              16002                 16322                 16785
11/30/99              16130                 16452                 16785
12/31/99              16030                 16351                 16880
1/31/2000             15931                 16249                 16812
2/29/2000             16122                 16445                 16943
3/31/2000             16446                 16775                 17273
4/30/2000             16331                 16657                 17186
5/31/2000             16203                 16527                 17084
6/30/2000             16652                 16985                 17549
7/31/2000             16895                 17233                 17791
8/31/2000             17154                 17497                 18068
9/30/2000             17056                 17397                 17984
10/31/2000            17257                 17602                 18168
11/30/2000            17385                 17732                 18267
12/31/2000            17909                 18267                 18697
1/31/2001             18054                 18415                 18938
2/28/2001             18138                 18501                 18970
3/31/2001             18265                 18630                 19131
4/30/2001             17944                 18302                 18895
5/31/2001             18158                 18521                 19100
6/30/2001             18310                 18676                 19214
7/31/2001             18618                 18990                 19478
8/31/2001             18958                 19337                 19478
9/30/2001             18845                 19222                 19782
10/31/2001            19078                 19459                 20020

Graph reflects investment growth of a $10,000 investment.
Past performance is not predictive of future results.

*The Lehman Brothers 10-year Municipal Bond Index (Lehman 10 Yr Muni) is an unmanaged index, generally representative of investment-grade municipal bonds with maturities of 8-12 years. An investor cannot invest directly in an index.

                                 Total Return
                            As of October 31, 2001

                 OHIO MUNI BOND           OHIO MUNI BOND
                     Class A                  Class G

                             Maximum
                Net Asset    Offering        Net Asset
                Value        Price            Value

  One Year      10.55%       8.37%            10.55%

  Three Year     5.22%       4.50%            N/A

  Five Year      6.23%       5.81%            N/A

  Ten Year       6.88%       6.67%            N/A

  Average Annual Return Since Inception
                 7.16%       6.97%             5.52%

The inception date for Class A is May 18, 1990.
The inception date for Class G is March 26, 1999.

Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions, and unless indicated, show the effect of the maximum 2.00% sales charge applicable to Class A Shares (prior to May 1, 2001, the Class A maximum sales charge was 5.75%). Total returns for more than one year are average annual total returns. Performance of the different classes of shares will vary based on the differences in sales charges and class specific expenses paid by the shareholders.

Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Certain investors may be subject to Federal alternative minimum tax rates.

Fund holdings and investment policies are subject to change.

Rankings shown are for Class A Shares; rankings of other Class
Shares may differ.

Past performance does not guarantee future results.

Introduction to the
Financial Statements

On the next two pages you will find a guide on "How To Read Your Victory Financial Statement." Since financial statements are designed to provide you with detailed information regarding the Victory Funds, we encourage you to review the guide to ensure that you can find the information that you need.

The actual Financial Statements for The Victory Portfolios follow the "how-to" guide. They provide comprehensive financial information for each fund, including: a Schedule of Investments (which shows the underlying securities), Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets, and Financial Highlights.

We hope you find this information helpful, and the format easy-to-use. Our goal is to present the information you need to feel comfortable with your current investments.
We welcome your feedback.

How To Read Your Financial Statement

This guide will assist you in extracting information from the report which is most important to you. The Financial Statements summarize and describe the Fund's financial transactions. They are broken down into four different statements.


Statements of Assets and Liabilities

Presents all of the assets and liabilities of each mutual Fund. This is each individual Fund's "balance sheet" as of the date of the statement.

1. Summary of the mutual fund's assets stated at market value including investments owned, dividends, interest and other amounts owed to each Fund by outside parties, and other assets owned by each fund.

2. Summary of all amounts owed by each Fund including distributions declared but not yet paid to shareholders and other amounts due to outside parties.

3. Summary of the amounts that comprise each Fund's net assets including capital, undistributed net investment income, unrealized gains from investments owned and realized gains from investments sold.

4. The number of shares owned by shareholders of each Fund.

5. The market worth of each mutual fund's total net assets divided by the number of outstanding shares.

6. The net asset value per share plus sales charges.


Statements of Operations

Presents the results of operating activities during the period.

1. Investment income includes dividend and interest income earned from holding investments.

2. Summary of expenses incurred by each Fund from its operations.

3. Summary of realized gains or losses from selling each Fund's investments and the change during the period in unrealized gains or losses from holding each Fund's investments.

4. Net change due to mutual fund operations.

Statements of Changes in Net Assets

Presents the activity that affects the value of total net assets of each Fund during the two most recent reporting periods.

1. See Statement of Operations.

2. Distributions declared to shareholders from net investment income or from net realized gains during the periods. Each Fund declares distributions based on investment income and taxable realized gains, which may differ from the Fund's operations for financial statement purposes. Thus, distributions may exceed net investment income or realized gains.

3. Dollar amount of mutual fund shares issued, reinvested and redeemed during the periods. Detail of this activity pertaining to Funds with two share classes is presented in the footnotes.

4. Compares total net assets as of the end of the current and prior periods.

5. Number of mutual fund shares issued, reinvested and redeemed during the periods. Detail of this activity pertaining to Funds with two share classes is presented in the footnotes.


Financial Highlights

Present changes in net asset value per share as well as certain ratios and supplementary data for the five most recent reporting periods.

1. The table presents changes in the net asset value per share caused by the Fund's investment activities and distributions

2. Total return presents the historical return on an investment in the Fund throughout the period including changes in net asset value per share and reinvestment of dividends. The total return presented excludes sales charges.

3. Actual ratios of expenses and net investment income to average net assets during the period.

4. Hypothetical ratios of expenses and net investment income to average net assets during the period assuming no fee waivers or expense reimbursements had occurred.

5. Portfolio turnover presents the rate of investment activity. Higher turnover indicates more active investment purchases and sales.

The Notes to Financial Statements provide explanatory information to the financial statements. These include information on accounting methods used by the mutual Fund, contractual arrangements between the Fund and its service providers, certain transactions affecting the Fund, and other general information about the Fund.

THE VICTORY PORTFOLIOS                Schedules of Investments
Value Fund                                    October 31, 2001
(Amounts in Thousands, Except Shares)

                                          Shares or
                                          Principal     Market
Security Description                       Amount       Value

Commercial Paper (0.6%)

Household Finance, 2.62%, 11/1/01         $  2,954    $  2,954

Total Commercial Paper (Cost $2,954)                     2,954

Common Stocks (99.5%)

Advertising (0.6%):
Interpublic Group of Cos., Inc.            126,150       2,832

Aerospace/Defense (3.1%):
Boeing Co.                                 147,100       4,795
Honeywell International, Inc.              316,790       9,362

                                                        14,157

Aluminum (1.1%):
Alcoa, Inc.                                153,500       4,953

Automotive (0.7%):
Ford Motor Co.                             211,200       3,390

Automotive Parts (0.3%):
Eaton Corp.                                 23,500       1,538

Banks (8.2%):
Bank of America Corp.                      191,574      11,301
FleetBoston Financial Corp.                238,000       7,821
J.P. Morgan Chase & Co.                    215,100       7,606
Mellon Financial Corp.                     118,999       3,998
PNC Financial Services Group, Inc.         116,300       6,385

                                                        37,111

Brokerage Services (1.5%):
Morgan Stanley Dean Witter & Co.           142,500       6,971

Chemicals -- General (2.4%):
Dow Chemical Co.                           179,300       5,962
Praxair, Inc.                              103,900       4,902

                                                        10,864

Computers & Peripherals (4.4%):
Cisco Systems, Inc. (b)                    217,800       3,685
Dell Computer Corp. (b)                     88,400       2,120
Electronic Data Systems Corp.               62,700       4,036
Hewlett-Packard Co.                        162,400       2,733
International Business Machines Corp.       51,400       5,555
Sun Microsystems, Inc. (b)                 175,000       1,776

                                                        19,905

Consulting Services (0.3%):
KPMG Consulting, Inc. (b)                  116,300       1,433

Consumer Products (1.1%):
Fortune Brands, Inc.                        80,600       2,970
Procter & Gamble Co.                        28,350       2,092

                                                         5,062

Cosmetics & Toiletries (0.8%):
Kimberly-Clark Corp.                        66,900       3,714

Electrical Equipment (2.0%):
Emerson Electric Co.                       188,800       9,255

                                                        Market
Security Description                        Shares      Value

Electronic & Electrical -- General (1.3%):
General Electric Co.                       168,001    $  6,117

Electronics (1.0%):
Johnson Controls, Inc.                      28,915       2,091
Parker-Hannifin Corp.                       70,800       2,542

                                                         4,633

Entertainment (0.7%):
Brunswick Corp.                            176,754       3,162

Financial Services (7.0%):
Citigroup, Inc.                            356,200      16,215
Fannie Mae                                 143,200      11,593
Household International, Inc.               77,800       4,069

                                                        31,877

Food Processing & Packaging (2.3%):
General Mills, Inc.                         97,000       4,454
Sara Lee Corp.                             266,600       5,943

                                                        10,397

Forest Products --
   Lumber & Paper (1.2%):
International Paper Co.                     91,950       3,292
Westvaco Corp.                              96,700       2,374

                                                         5,666

Health Care (2.3%):
HCA, Inc.                                  154,100       6,112
Health Management Associates, Inc.,
   Class A (b)                             224,800       4,381

                                                        10,493
Heavy Machinery (0.5%):
Deere & Co.                                 66,700       2,467

Insurance -- Multi-Line (5.4%):
Allstate Corp.                             126,551       3,971
American International Group, Inc.         207,864      16,338
Lincoln National Corp.                     102,350       4,335

                                                        24,644

Insurance -- Property, Casualty,
   Health (2.1%):
Chubb Corp.                                 48,150       3,289
St. Paul Cos., Inc.                        141,099       6,476

                                                         9,765

Manufacturing -- Miscellaneous (0.5%):
Textron, Inc.                               75,200       2,380

Media (2.1%):
AOL Time Warner, Inc. (b)                  171,750       5,360
Viacom, Inc., Class B (b)                  111,808       4,082

                                                         9,442

Medical Supplies (0.5%):
Baxter International, Inc.                  42,900       2,075

Newspapers (1.3%):
Gannett Co., Inc.                           93,448       5,906

                  See notes to financial statements.

Value Fund                                   October 31, 2001
(Amounts in Thousands, Except Shares)

                                                        Market
Security Description                        Shares      Value

Oil & Gas Exploration,
   Production & Services (3.4%):
Amerada Hess Corp.                          39,501    $  2,321
Anadarko Petroleum Corp.                   105,715       6,031
Enron Corp.                                268,000       3,725
Kerr-McGee Corp.                            44,150       2,543
Transocean Sedco Forex, Inc.                34,000       1,025

                                                        15,645

Oil-Integrated Companies (6.1%):
ChevronTexaco Corp.                        137,594      12,183
Exxon Mobil Corp.                          184,578       7,282
Unocal Corp.                               102,200       3,291
USX-Marathon Group, Inc.                   186,000       5,132

                                                        27,888

Oilfield Services & Equipment (1.1%):
Schlumberger Ltd.                          105,300       5,099

Pharmaceuticals (7.2%):
Abbott Laboratories                        124,700       6,607
American Home Products Corp.               113,500       6,337
Merck & Co., Inc.                           64,300       4,103
Pfizer, Inc.                               292,150      12,240
Pharmacia Corp.                             84,800       3,436

                                                        32,723

Pipelines (1.1%):
El Paso Corp.                              103,600       5,083

Railroads (1.4%):
Union Pacific Corp.                        123,400       6,418

Restaurants (0.7%):
Wendy's International, Inc.                115,950       3,049

Retail (1.8%):
Target Corp.                               258,950       8,066

Retail -- Department Stores (0.6%):
May Department Stores Co.                   80,300       2,525

Retail -- Specialty Stores (1.0%):
Lowe's Cos., Inc.                          137,800       4,699

Semiconductors (3.2%):
Analog Devices, Inc. (b)                   175,000       6,650
Intel Corp.                                207,500       5,067
LSI Logic Corp. (b)                        182,000       3,085

                                                        14,802

                                                        Market
Security Description                       Shares       Value

Software & Computer Services (2.4%):
Microsoft Corp. (b)                        188,300    $ 10,950

Telecommunications -- Equipment (2.0%):
Lucent Technologies, Inc.                  100,000         670
Motorola, Inc.                             506,349       8,289

                                                         8,959

Tobacco & Tobacco Products (0.8%):
Philip Morris Cos., Inc.                    82,100       3,842

Utilities -- Electric (4.6%):
Cinergy Corp.                               82,600       2,493
Constellation Energy Group, Inc.            67,499       1,510
Duke Energy Corp.                          206,800       7,943
Exelon Corp.                               154,050       6,481
FPL Group, Inc.                             49,100       2,607

                                                        21,034

Utilities -- Telecommunications (7.4%):
Alltel Corp.                               153,200       8,754
SBC Communications, Inc.                   257,238       9,803
Verizon Communications                     237,206      11,815
WorldCom, Inc. (b)                         211,588       2,846

                                                        33,218

Total Common Stocks (Cost $443,851)                    454,209

Total Investments (Cost $446,805) (a) -- 100.1%        457,163

Liabilities in excess of other assets -- (0.1)%          (637)
TOTAL NET ASSETS -- 100.0%                            $456,526

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $29. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                          $ 66,826
    Unrealized depreciation                           (56,497)

    Net unrealized appreciation                      $ 10,329

(b) Non-income producing securities.

                  See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
Diversified Stock Fund                        October 31, 2001
(Amounts in Thousands, Except Shares)

                                          Shares or
                                          Principal     Market
Security Description                       Amount       Value

Commercial Paper (2.5%)

Household Finance, 2.62%, 11/1/01         $ 30,390  $   30,390

Total Commercial Paper (Cost $30,390)                   30,390

Common Stocks (95.2%)

Aerospace/Defense (1.8%):
Honeywell International, Inc.              635,000      18,764
Raytheon Co., Class B                       91,600       2,954

                                                        21,718

Aluminum (2.3%):
Alcoa, Inc.                                869,032      28,044

Automotive Parts (2.7%):
Eaton Corp.                                275,000      17,996
TRW, Inc.                                  445,000      15,037

                                                        33,033

Banks (3.7%):
Mellon Financial Corp.                     600,000      20,160
Wachovia Corp.                             830,000      23,738

                                                        43,898

Beverages (1.2%):
PepsiCo, Inc.                              285,290      13,896

Biotechnology (2.1%):
Amgen, Inc. (b)                            250,000      14,205
Chiron Corp. (b)                           200,000      10,764

                                                        24,969

Chemicals -- General (0.8%):
Praxair, Inc.                              215,000      10,144

Computers & Peripherals (7.7%):
Dell Computer Corp. (b)                    975,000      23,380
Hewlett-Packard Co.                      1,100,000      18,513
International Business Machines Corp.      165,400      17,875
Sun Microsystems, Inc. (b)               2,050,000      20,807
Unisys Corp. (b)                         1,325,000      11,832

                                                        92,407

Cosmetics & Toiletries (3.9%):
Gillette Co.                               725,000      22,540
Kimberly-Clark Corp.                       440,000      24,425

                                                        46,965

Electrical Equipment (1.2%):
Emerson Electric Co.                       300,000      14,706

Electronic & Electrical -- General (2.7%):
General Electric Co.                       250,000       9,103
Texas Instruments, Inc.                    850,000      23,791

                                                        32,894

Electronics (0.4%):
Thermo Electron Corp. (b)                  245,000       5,179

                                                        Market
Security Description                       Shares       Value

Entertainment (0.8%):
Walt Disney Co.                            535,000  $    9,946

Financial & Insurance (0.7%):
AMBAC Financial Group, Inc.                165,700       7,954

Financial Services (2.1%):
Citigroup, Inc.                            228,333      10,394
Franklin Resources, Inc.                   450,000      14,445

                                                        24,839

Forest Products --
   Lumber & Paper (1.1%):
International Paper Co.                    370,000      13,246

Health Care (1.0%):
Medtronic, Inc.                            300,000      12,090

Heavy Machinery (5.4%):
Caterpillar, Inc.                          666,000      29,783
Deere & Co.                                482,900      17,862
Ingersoll -- Rand Co.                      460,000      17,158

                                                        64,803

Insurance -- Multi-Line (2.2%):
American International Group, Inc.         328,609      25,829

Insurance -- Property, Casualty,
   Health (3.7%):
Chubb Corp.                                315,000      21,515
St. Paul Cos., Inc.                        500,000      22,950

                                                        44,465

Manufacturing -- Miscellaneous (3.5%):
Minnesota Mining & Manufacturing Co.       275,000      28,705
Textron, Inc.                              425,000      13,451

                                                        42,156

Media (2.2%):
AOL Time Warner, Inc. (b)                  100,000       3,121
Viacom, Inc., Class B (b)                  625,000      22,819

                                                        25,940

Medical Supplies (0.7%):
Biomet, Inc.                               264,675       8,073

Metals -- Fabrication (1.0%):
Kennametal, Inc.                           325,000      11,434

Oil & Gas Exploration,
   Production & Services (5.3%):
Anadarko Petroleum Corp.                   500,000      28,524
Kerr-McGee Corp.                           230,000      13,248
Noble Affiliates, Inc.                     315,500      11,664
Transocean Sedco Forex, Inc.               350,000      10,553

                                                        63,989

Oilfield Services & Equipment (2.8%):
Halliburton Co.                            100,600       2,484
Schlumberger Ltd.                          654,000      31,666

                                                        34,150

                  See notes to financial statements.

Diversified Stock Fund                        October 31, 2001
(Amounts in Thousands, Except Shares)

                                                        Market
Security Description                        Shares      Value

Pharmaceuticals (11.8%):
Abbott Laboratories                        345,000  $   18,278
American Home Products Corp.               525,000      29,311
Bristol-Myers Squibb Co.                   550,000      29,398
GlaxoSmithKline PLC-ADR                    239,010      12,739
Merck & Co., Inc.                          300,000      19,143
Pharmacia Corp.                            800,000      32,415

                                                       141,284

Railroads (1.8%):
Norfolk Southern Corp.                   1,284,000      21,507

Retail (1.3%):
Target Corp.                               495,000      15,419

Retail -- Specialty Stores (1.4%):
Tiffany & Co.                              700,000      16,373

Semiconductors (4.5%):
Altera Corp. (b)                           900,000      18,180
Intel Corp.                              1,100,000      26,862
LSI Logic Corp. (b)                        515,600       8,739

                                                        53,781

Software & Computer Services (0.8%):
Microsoft Corp. (b)                        160,200       9,316

Telecommunications -- Cellular (1.9%):
AT&T Wireless Services, Inc. (b)         1,605,440      23,183

Telecommunications -- Equipment (4.9%):
Motorola, Inc.                           2,050,000      33,558
Nokia Corp. -- ADR                       1,250,000      25,638

                                                        59,196

Utilities -- Telecommunications (3.8%):
AT&T Corp.                               1,012,151      15,435
SBC Communications, Inc.                   800,000      30,488

                                                        45,923

Total Common Stocks (Cost $1,177,696)                1,142,749

Total Investments (Cost $1,208,086) (a) -- 97.7%     1,173,139

Other assets in excess of liabilities -- 2.3%           28,134

TOTAL NET ASSETS -- 100.0%                          $1,201,273

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $2,334. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                         $  71,899
    Unrealized depreciation                          (109,180)

    Net unrealized depreciation                     $ (37,281)

(b) Non-income producing securities.

ADR -- American Depositary Receipts

                  See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
Stock Index Fund                              October 31, 2001
(Amounts in Thousands, Except Shares)

                                          Shares or
                                          Principal     Market
Security Description                       Amount       Value

Commercial Paper (1.2%)

Household Finance, 2.62%, 11/1/01         $  6,450    $  6,450

Total Commercial Paper (Cost $6,450)                     6,450

Common Stocks (98.0%)

Advertising (0.2%):
Interpublic Group of Cos., Inc.             20,462         459
Omnicom Group, Inc.                         10,313         792

                                                         1,251

Aerospace/Defense (1.4%):
B.F. Goodrich Co.                            5,756         123
Boeing Co.                                  48,563       1,584
General Dynamics Corp.                      11,189         913
Honeywell International, Inc.               45,050       1,331
Lockheed Martin Corp.                       24,178       1,179
Northrop Grumman Corp.                       4,751         475
Raytheon Co., Class B                       21,410         690
Rockwell Collins, Inc.                      10,183         137
United Technologies Corp.                   26,204       1,412

                                                         7,844

Airlines (0.2%):
AMR Corp. (b)                                8,556         156
Delta Air Lines, Inc.                        6,852         157
Southwest Airlines Co.                      42,400         674
U.S. Airways Group, Inc. (b)                 3,738          17

                                                         1,004

Aluminum (0.4%):
Alcan Aluminum Ltd.                         17,779         543
Alcoa, Inc.                                 48,049       1,551

                                                         2,094

Apparel (0.1%):
Liz Claiborne, Inc.                          2,927         133
VF Corp.                                     6,236         207

                                                           340

Apparel/Footwear (0.1%):
Nike, Inc., Class B                         15,099         745
Reebok International Ltd. (b)                3,263          68

                                                           813

Automotive (0.6%):
Ford Motor Co.                             101,845       1,635
General Motors Corp.                        30,539       1,262
Navistar International Corp. (b)             3,307          99
PACCAR, Inc.                                 4,263         225

                                                         3,221

Automotive Parts (0.2%):
Dana Corp.                                   8,237          89
Delphi Automotive Systems Corp.             31,169         362
Eaton Corp.                                  3,838         251
Genuine Parts Co.                            9,577         311
TRW, Inc.                                    6,957         235
Visteon Corp.                                7,292          87

                                                         1,335

                                                        Market
Security Description                        Shares      Value

Banks (6.1%):
AmSouth Bankcorp                            20,618    $    356
Bank of America Corp.                       89,223       5,264
Bank of New York Co., Inc.                  40,945       1,393
Bank One Corp.                              64,870       2,153
BB & T Corp.                                24,332         781
Comerica, Inc.                               9,938         458
Fifth Third Bancorp                         31,931       1,802
FleetBoston Financial Corp.                 60,289       1,981
Huntington Bancshares, Inc.                 13,974         216
J.P. Morgan Chase & Co.                    110,506       3,908
KeyCorp                                     23,635         502
Mellon Financial Corp.                      26,565         893
National City Corp.                         33,442         883
Northern Trust Corp.                        12,395         626
PNC Financial Services Group, Inc.          16,089         883
Regions Financial Corp.                     12,664         341
SouthTrust Corp.                            18,926         429
State Street Corp.                          18,114         825
SunTrust Banks, Inc.                        16,256         973
Synovus Financial Corp.                     16,145         372
U.S. Bancorp.                              106,075       1,886
Union Planters Corp.                         7,636         309
Wachovia Corp.                              78,048       2,232
Wachovia Corp. (b)                          12,790           6
Wells Fargo Co.                             95,531       3,773
Zions Bancorporation                         5,034         241

                                                        33,486

Beverages (2.7%):
Anheuser-Busch Cos., Inc.                   49,964       2,082
Brown-Forman Corp., Class B                  3,814         227
Coca Cola Enterprises, Inc.                 24,644         452
Coca-Cola Co.                              138,457       6,630
Coors (Adolph) Co.                           2,079         103
Pepsi Bottling Group, Inc.                   8,007         372
PepsiCo, Inc.                               98,405       4,793

                                                        14,659

Biotechnology (1.0%):
Amgen, Inc. (b)                             58,068       3,300
Biogen, Inc. (b)                             8,276         455
Chiron Corp. (b)                            10,572         569
Immunex Corp. (b)                           29,724         710
MedImmune, Inc. (b)                         11,846         465

                                                         5,499

Brokerage Services (1.3%):
Lehman Brothers Holdings, Inc.              13,724         857
Merrill Lynch & Co., Inc.                   46,723       2,042
Morgan Stanley Dean Witter & Co.            61,945       3,030
Charles Schwab Corp.                        77,157         994
Stilwell Financial, Inc.                    12,209         246

                                                         7,169

                  See notes to financial statements.

Stock Index Fund                              October 31, 2001
(Amounts in Thousands, Except Shares)

                                                        Market
Security Description                        Shares      Value

Building Materials (0.2%):
Centex Corp.                                 3,303    $    126
KB Home                                      2,467          73
Masco Corp.                                 25,599         508
Vulcan Materials Co.                         5,630         234

                                                           941

Chemicals -- General (1.2%):
Air Products & Chemicals, Inc.              12,692         508
Ashland, Inc.                                3,888         157
Dow Chemical Co.                            49,962       1,661
E.I. Du Pont de Nemours                     58,047       2,322
Eastman Chemical Co.                         4,289         147
Englehard Corp.                              7,282         191
Great Lakes Chemical Corp.                   2,802          59
Hercules, Inc. (b)                           6,017          45
PPG Industries, Inc.                         9,375         458
Praxair, Inc.                                8,944         422
Rohm & Haas Co.                             12,257         398
Sigma-Aldrich Corp.                          4,214         158

                                                         6,526

Commercial Services (0.6%):
Cendant Corp. (b)                           53,921         700
Cintas Corp.                                 9,412         380
Concord EFS, Inc. (b)                       26,388         723
Convergys Corp. (b)                          9,513         267
Ecolab, Inc.                                 7,107         250
Moody's, Corp.                               8,769         304
Paychex, Inc.                               20,783         666
Quintiles Transnational Corp. (b)            6,494         103

                                                         3,393

Computers & Peripherals (5.6%):
Apple Computer, Inc. (b)                    19,428         341
Cisco Systems, Inc. (b)                    407,403       6,893
Compaq Computer Corp.                       94,018         823
Computer Sciences Corp. (b)                  9,388         337
Dell Computer Corp. (b)                    144,784       3,472
Electronic Data Systems Corp.               26,048       1,677
EMC Corp. (b)                              122,842       1,513
Gateway, Inc. (b)                           17,982         102
Hewlett-Packard Co.                        108,147       1,820
International Business Machines Corp.       96,713      10,452
Lexmark International Group, Inc. (b)        7,143         320
NCR Corp. (b)                                5,371         190
Network Appliance, Inc. (b)                 18,124         241
Sun Microsystems, Inc. (b)                 181,287       1,840
Symbol Technologies, Inc.                   12,613         162
Unisys Corp. (b)                            17,632         157

                                                        30,340

Construction (0.0%):
Fluor Corp.                                  4,415         164

Consulting Services (0.0%):
Sapient Corp. (b)                            6,844          29

                                                        Market
Security Description                        Shares      Value

Consumer Products (1.5%):
American Greetings Corp., Class A            3,535    $     50
Clorox Co.                                  13,170         470
Colgate-Palmolive Co.                       31,234       1,797
Fortune Brands, Inc.                         8,512         314
Newell Rubbermaid, Inc.                     14,845         410
Procter & Gamble Co.                        72,094       5,318
Tupperware Corp.                             3,225          66

                                                         8,425

Containers & Packaging (0.1%):
Ball Corp.                                   1,536          95
Bemis, Inc.                                  2,941         127
Pactiv Corp. (b)                             8,838         143
Sealed Air Corp. (b)                         4,659         187

                                                           552

Cosmetics & Toiletries (0.8%):
Alberto Culver Co.                           3,153         133
Avon Products, Inc.                         13,207         618
Gillette Co.                                58,699       1,825
International Flavor & Fragance, Inc.        5,336         152
Kimberly-Clark Corp.                        29,627       1,645

                                                         4,373

Distribution/Wholesale (0.2%):
Costco Wholesale Corp. (b)                  25,050         948

E-Commerce and Services (0.0%):
TMP Worldwide, Inc. (b)                      5,930         177

Electrical Equipment (0.3%):
Emerson Electric Co.                        23,852       1,169
W.W. Grainger, Inc.                          5,285         229

                                                         1,398

Electronic & Electrical -- General (4.2%):
General Electric Co.                       552,913      20,131
Texas Instruments, Inc.                     96,634       2,705

                                                        22,836

Electronics (0.6%):
American Power Conversion (b)               10,858         140
Applied Biosystems Group                    11,756         343
JDS Uniphase Corp. (b)                      73,266         585
Johnson Controls, Inc.                       4,838         350
Millipore Corp.                              2,623         137
Molex, Inc.                                 10,877         315
Parker-Hannifin Corp.                        6,507         234
PerkinElmer, Inc.                            5,621         151
Power-One, Inc. (b)                          4,382          35
Sanmina Corp. (b)                           17,797         269
Solectron Corp. (b)                         36,366         447
Tektronix, Inc. (b)                          5,222         103
Thermo Electron Corp. (b)                   10,093         213
Thomas & Betts Corp.                         3,239          59

                                                         3,381

                  See notes to financial statements.

Stock Index Fund                              October 31, 2001
(Amounts in Thousands, Except Shares)

                                                        Market
Security Description                        Shares      Value

Entertainment (0.5%):
Brunswick Corp.                              4,876    $     87
International Game Technology (b)            4,177         213
Walt Disney Co.                            116,338       2,163

                                                         2,463

Environmental Control (0.2%):
Allied Waste Industries, Inc. (b)           10,985         109
Waste Management, Inc.                      34,819         853

                                                           962

Financial & Insurance (0.1%):
AMBAC Financial Group, Inc.                  5,891         283
MBIA, Inc.                                   8,256         380

                                                           663

Financial Services (5.1%):
American Express Co.                        73,648       2,167
Bear Stearns Cos., Inc.                      5,190         280
Capital One Financial Corp.                 11,601         479
Citigroup, Inc.                            279,909      12,742
Countrywide Credit Industries, Inc.          6,595         263
Deluxe Corp.                                 3,934         138
Equifax, Inc.                                7,973         178
Fannie Mae                                  55,683       4,509
Federal Home Loan Mortgage Corp.            38,555       2,615
Franklin Resources, Inc.                    14,726         473
H&R Block, Inc.                             10,177         347
Household International, Inc.               25,819       1,350
MBNA Corp.                                  47,415       1,309
Providian Financial Corp.                   15,892          62
T. Rowe Price Group, Inc.                    6,851         190
USA Education, Inc.                          9,073         740

                                                        27,842

Food Distributors, Supermarkets
   & Wholesalers (0.8%):
Albertsons, Inc.                            22,547         719
Kroger Co. (b)                              45,130       1,104
Safeway, Inc. (b)                           28,134       1,172
SUPERVALU, Inc.                              7,374         157
Sysco Corp.                                 37,439         903
Winn-Dixie Stores, Inc.                      7,823          87

                                                         4,142

Food Processing & Packaging (1.5%):
Archer-Daniels-Midland Co.                  36,944         515
Campbell Soup Co.                           22,731         642
ConAgra, Inc.                               29,898         685
General Mills, Inc.                         15,844         728
H.J. Heinz Co.                              19,413         824
Hershey Foods Corp.                          7,608         485
Kellogg Co.                                 22,597         689
Ralston Purina Group                        17,249         566
Sara Lee Corp.                              43,785         976
Unilever NV                                 31,818       1,653
Wm. Wrigley Jr. Co.                         12,575         629

                                                         8,392

                                                        Market
Security Description                        Shares      Value

Forest Products --
   Lumber & Paper (0.5%):
Boise Cascade Corp.                          3,199    $     91
Georgia Pacific Corp.                       12,577         349
International Paper Co.                     26,888         963
Louisiana Pacific Corp.                      5,814          42
Mead Corp.                                   5,519         148
Temple-Inland, Inc.                          2,743         137
Westvaco Corp.                               5,611         138
Weyerhauser Co.                             11,979         598
Willamette Industries, Inc.                  6,106         286

                                                         2,752

Health Care (0.9%):
HCA, Inc.                                   29,922       1,187
Humana, Inc. (b)                             9,464         109
Manor Care, Inc. (b)                         5,730         134
McKesson HBOC, Inc.                         15,856         587
Medtronic, Inc.                             67,281       2,711
Wellpoint Health Networks (b)                3,524         393

                                                         5,121

Heavy Machinery (0.3%):
Caterpillar, Inc.                           19,109         855
Deere & Co.                                 13,069         483
Ingersoll -- Rand Co.                        9,321         348
McDermott International, Inc. (b)            3,407          36

                                                         1,722

Homebuilders (0.0%):
Pulte Homes, Inc.                            3,358         109

Hotels & Motels (0.2%):
Hilton Hotels Corp.                         20,533         176
Marriott International, Inc., Class A       13,573         425
Starwood Hotels & Resorts
   Worldwide, Inc.                          11,065         244

                                                           845
Household Goods -- Appliances,
   Furnishings & Electronics (0.1%):
Leggett & Platt, Inc.                       10,926         237
Maytag Corp.                                 4,240         118
Whirlpool Corp.                              3,709         219

                                                           574

Insurance -- Multi-Line (4.2%):
Aetna, Inc. (b)                              7,935         219
Aflac, Inc.                                 29,272         716
Allstate Corp.                              40,328       1,265
American International Group, Inc.         145,926      11,471
Aon Corp.                                   14,576         554
CIGNA Corp.                                  8,340         608
Cincinnati Financial Corp.                   8,950         333
Conseco, Inc. (b)                           18,807          56
Hartford Financial Services Group, Inc.     13,195         713
Jefferson-Pilot Corp.                        8,471         350
John Hancock Financial Services, Inc.       17,208         586
Lincoln National Corp.                      10,459         443


                  See notes to financial statements.

Stock Index Fund                              October 31, 2001
(Amounts in Thousands, Except Shares)

                                                        Market
Security Description                        Shares      Value

Loews Corp.                                 10,983    $    558
Marsh & McLennan Cos., Inc.                 15,340       1,484
MetLife, Inc.                               41,736       1,123
MGIC Investment Corp.                        5,966         309
Progressive Corp.                            4,112         570
Safeco Corp.                                 7,117         219
Torchmark Corp.                              6,986         259
UnumProvident Corp.                         13,437         301
XL Capital Ltd.                              7,076         615

                                                        22,752

Insurance -- Property, Casualty,
   Health (0.2%):
Chubb Corp.                                  9,757         666
St. Paul Cos., Inc.                         11,940         548

                                                         1,214

Internet Service Provider (0.1%):
Yahoo, Inc. (b)                             31,559         343

Leisure -- Recreation, Gaming (0.2%):
Carnival Corp.                              32,552         709
Harrah's Entertainment, Inc. (b)             6,527         190

                                                           899

Machine -- Diversified (0.1%):
Cummins Engine, Inc.                         2,296          72
Dover Corp.                                 11,316         373
Rockwell International Corp.                10,183         140

                                                           585

Manufacturing -- Capital Goods (0.2%):
Cooper Industries, Inc.                      5,212         202
Illinois Tool Works, Inc.                   16,919         967

                                                         1,169

Manufacturing -- Miscellaneous (1.7%):
Corning, Inc.                               51,778         417
Crane Co.                                    3,324          68
Danaher Corp.                                7,939         443
FMC Corp. (b)                                1,734          82
ITT Industries, Inc.                         4,894         235
Minnesota Mining & Manufacturing Co.        22,041       2,301
National Service Industries, Inc.            2,293          41
Pall Corp.                                   6,839         139
Textron, Inc.                                7,852         249
Tyco International Ltd.                    107,802       5,297

                                                         9,272

Media (2.1%):
AOL Time Warner, Inc. (b)                  246,626       7,697
Univision Communications, Inc. (b)          11,602         290
Viacom, Inc., Class B (b)                   99,094       3,618

                                                        11,605

Medical Services (0.4%):
Tenet Healthcare Corp. (b)                  18,051       1,038
Unitedhealth Group, Inc.                    17,658       1,161

                                                         2,199

                                                        Market
Security Description                        Shares      Value

Medical Supplies (1.0%):
Bausch & Lomb, Inc.                          2,986    $     97
Baxter International, Inc.                  32,975       1,596
Becton Dickinson & Co.                      14,340         513
Biomet, Inc.                                14,943         456
Boston Scientific Corp. (b)                 22,347         508
C.R. Bard, Inc.                              2,824         155
Guidant Corp. (b)                           17,091         709
St. Jude Medical, Inc. (b)                   4,774         339
Stryker Corp.                               10,918         614
Zimmer Holdings, Inc. (b)                   10,821         334

                                                         5,321

Medical -- Information Systems (0.1%):
IMS Health, Inc.                            16,403         351

Metals -- Fabrication (0.0%):
Worthington Industries, Inc.                 4,753          62

Mining (0.1%):
Barrick Gold Corp.                          22,047         344
Homestake Mining Co.                        14,658         120
Newmont Mining Corp.                        10,882         252

                                                           716

Motorcycles (0.1%):
Harley-Davidson, Inc.                       16,836         762

Newspapers (0.4%):
Gannett Co., Inc.                           14,728         931
Knight-Ridder, Inc.                          4,077         229
New York Times Co., Class A                  8,866         366
Tribune Co.                                 16,614         502

                                                         2,028

Office Equipment & Supplies
   (Non-Computer Related) (0.3%):
Avery Dennison Corp.                         6,139         284
Office Depot, Inc. (b)                      16,566         225
Pitney Bowes, Inc.                          13,740         504
Staples, Inc. (b)                           25,399         370
Xerox Corp.                                 38,648         271

                                                         1,654

Oil & Gas Exploration,
   Production & Services (0.9%):
Amerada Hess Corp.                           4,965         292
Anadarko Petroleum Corp.                    13,954         797
Apache Corp.                                 6,983         360
Burlington Resource, Inc.                   11,774         439
Devon Energy Corp.                           7,206         276
Enron Corp.                                 41,533         577
EOG Resources, Inc.                          6,456         228
Kerr-McGee Corp.                             5,590         322
Nabors Industries, Inc. (b)                  8,179         251
Noble Drilling Corp. (b)                     7,468         228
Occidental Petroleum Corp.                  20,625         522
Rowan Cos., Inc. (b)                         5,253          89
Transocean Sedco Forex, Inc.                17,703         534

                                                         4,915

                  See notes to financial statements.

Stock Index Fund                              October 31, 2001
(Amounts in Thousands, Except Shares)

                                                        Market
Security Description                        Shares      Value

Oil-Integrated Companies (5.4%):
ChevronTexaco Corp.                         59,325    $  5,253
Conoco, Inc.                                34,778         894
Exxon Mobil Corp.                          384,068      15,151
Phillips Petroleum Co.                      21,113       1,149
Royal Dutch Petroleum Co.                  119,363       6,029
Sunoco, Inc.                                 4,672         175
Unocal Corp.                                13,550         436
USX-Marathon Group, Inc.                    17,181         474

                                                        29,561

Oilfield Services & Equipment (0.5%):
Baker Hughes, Inc.                          18,684         669
Halliburton Co.                             23,884         590
Schlumberger Ltd.                           31,912       1,545

                                                         2,804

Paint, Varnishes, Enamels (0.0%):
Sherwin-Williams Co.                         8,723         212

Pharmaceuticals (11.3%):
Abbott Laboratories                         86,218       4,568
Allergan, Inc.                               7,328         526
American Home Products Corp.                73,166       4,085
AmerisourceBergen Corp. (b)                  5,724         364
Bristol-Myers Squibb Co.                   108,184       5,782
Cardinal Health, Inc.                       24,820       1,666
Eli Lilly & Co.                             62,564       4,786
Forest Laboratories, Inc. (b)                9,809         730
Johnson & Johnson, Inc.                    168,558       9,761
King Pharmaceuticals, Inc. (b)              12,725         496
Merck & Co., Inc.                          127,640       8,145
Pfizer, Inc.                               351,399      14,725
Pharmacia Corp.                             72,417       2,934
Schering-Plough Corp.                       81,441       3,028
Watson Pharmaceuticals, Inc. (b)             5,896         281

                                                        61,877

Photography (0.1%):
Eastman Kodak Co.                           16,146         413

Physical Therapy (0.1%):
Healthsouth Corp. (b)                       21,693         282

Pipelines (0.5%):
El Paso Corp.                               28,346       1,391
Kinder Morgan, Inc.                          6,374         316
Williams Cos., Inc.                         28,538         824

                                                         2,531

Primary Metal & Mineral
   Production (0.1%):
Freeport-McMoRan Copper & Gold, Inc.,
   Class B (b)                               8,015          89
Inco Ltd. (b)                               10,126         138
Phelps Dodge Corp.                           4,383         127
Placer Dome, Inc.                           18,239         208

                                                           562

                                                        Market
Security Description                        Shares      Value

Publishing (0.2%):
Dow Jones & Co., Inc.                        4,809    $    216
McGraw-Hill Cos., Inc.                      10,868         572
Meredith Corp.                               2,771          91
R.R. Donnelley & Sons Co.                    6,537         167

                                                         1,046

Radio & Television (0.6%):
Clear Channel Communications, Inc. (b)      32,704       1,247
Comcast Corp., Class A
   Special Shares (b)                       52,605       1,885

                                                         3,132
Railroads (0.4%):
Burlington Northern/Santa Fe, Inc.          21,809         586
CSX Corp.                                   11,880         400
Norfolk Southern Corp.                      21,415         359
Union Pacific Corp.                         13,801         718

                                                         2,063

Real Estate Investment Trusts (0.1%):
Equity Office Properties Trust              22,667         646

Restaurants (0.6%):
Darden Restaurants, Inc.                     6,575         211
McDonald's Corp.                            71,989       1,876
Starbucks Corp. (b)                         21,164         362
Tricon Global Restaurants (b)                8,181         414
Wendy's International, Inc.                  6,332         167

                                                         3,030

Retail (2.8%):
Best Buy Co., Inc. (b)                      11,658         640
Dollar General Corp.                        18,405         263
K-Mart Corp. (b)                            27,273         167
Target Corp.                                50,049       1,559
Wal-Mart Stores, Inc.                      248,873      12,792

                                                        15,421

Retail -- Discount (0.1%):
Big Lots, Inc.                               6,309          46
Family Dollar Stores, Inc.                   9,511         275

                                                           321

Retail -- Department Stores (0.6%):
Dillard's, Inc., Class A                     4,734          61
Federated Department Stores, Inc. (b)       11,007         352
J.C. Penney Co., Inc.                       14,643         318
Kohls Corp. (b)                             18,545       1,032
May Department Stores Co.                   16,642         523
Nordstrom, Inc.                              7,453         105
Sears, Roebuck & Co.                        18,289         709

                                                         3,100

Retail -- Drug Stores (0.4%):
CVS Corp.                                   21,896         523
Walgreen Co.                                56,661       1,835

                                                         2,358

                  See notes to financial statements.

Stock Index Fund                              October 31, 2001
(Amounts in Thousands, Except Shares)

                                                        Market
Security Description                        Shares      Value

Retail -- Specialty Stores (1.7%):
AutoZone, Inc. (b)                           6,236    $    365
Bed Bath & Beyond, Inc. (b)                 16,067         403
Circuit City Stores, Inc.                   11,581         159
Gap, Inc.                                   47,843         625
Home Depot, Inc.                           129,899       4,965
Limited, Inc.                               23,736         265
Lowe's Cos., Inc.                           42,819       1,460
Radioshack Corp.                            10,324         258
Tiffany & Co.                                8,127         190
TJX Cos., Inc.                              15,608         528
Toys "R" Us, Inc. (b)                       10,999         209

                                                         9,427

Rubber & Rubber Products (0.0%):
Cooper Tire & Rubber Co.                     4,038          53
Goodyear Tire & Rubber Co.                   8,840         165

                                                           218

Savings & Loans (0.4%):
Charter One Financial, Inc.                 12,085         329
Golden West Financial Corp.                  8,834         429
Washington Mutual, Inc.                     48,856       1,476

                                                         2,234

Semiconductors (3.2%):
Advanced Micro Devices, Inc. (b)            19,149         188
Altera Corp. (b)                            21,532         435
Analog Devices, Inc. (b)                    20,033         761
Applied Materials, Inc. (b)                 45,262       1,544
Applied Micro Circuits Corp. (b)            16,729         185
Broadcom Corp. (b)                          14,480         498
Conexant Systems, Inc. (b)                  13,756         140
Intel Corp.                                374,341       9,141
KLA-Tencor Corp. (b)                        10,322         422
Linear Technology Corp.                     17,697         687
LSI Logic Corp. (b)                         20,117         341
Maxim Integrated Products, Inc. (b)         18,276         836
Micron Technology, Inc. (b)                 33,189         755
National Semiconductor Corp. (b)             9,656         251
Novellus Systems, Inc. (b)                   7,934         262
PMC-Sierra, Inc. (b)                         9,167         149
QLogic Corp. (b)                             5,131         202
Teradyne, Inc. (b)                           9,707         224
Vitesse Semiconductor Corp. (b)             10,206          96
Xilinx, Inc. (b)                            18,518         563

                                                        17,680

Software & Computer Services (5.4%):
Adobe Systems, Inc.                         13,315         352
Autodesk, Inc.                               3,003         100
Automatic Data Processing, Inc.             34,750       1,795
BMC Software, Inc. (b)                      13,564         204
Citrix Systems, Inc. (b)                    10,284         241
Computer Associates International, Inc.     32,080         992
Compuware Corp. (b)                         20,477         211
First Data Corp.                            21,811       1,474
Fiserv, Inc. (b)                            10,386         386

                                                        Market
Security Description                        Shares      Value

Intuit, Inc. (b)                            11,616    $    467
Mercury Interactive Corp. (b)                4,601         110
Microsoft Corp. (b)                        299,588      17,420
Novell, Inc. (b)                            20,429          72
Oracle Corp. (b)                           312,474       4,237
Parametric Technology Corp. (b)             14,707         103
Peoplesoft, Inc. (b)                        16,366         487
Siebel Systems, Inc. (b)                    25,226         412
VERITAS Software Corp. (b)                  22,125         628

                                                        29,691

Staffing (0.0%):
Robert Half International, Inc. (b)          9,765         201

Steel (0.1%):
Allegheny Technologies, Inc.                 4,466          66
Nucor Corp.                                  4,321         179
USX-U.S. Steel Group, Inc.                   4,945          71

                                                           316

Telecommunications (0.5%):
Citizens Communications Co. (b)             15,869         141
Qwest Communications International          92,475       1,198
Sprint Corp. (PCS Group) (b)                52,160       1,163

                                                         2,502

Telecommunications -- Cellular (0.4%):
AT&T Wireless Services, Inc. (b)           141,346       2,041

Telecommunications -- Equipment (1.6%):
ADC Telecommunications, Inc. (b)            43,508         198
Agilent Technologies, Inc. (b)              25,428         566
Andrew Corp. (b)                             4,533          82
Avaya, Inc. (b)                             15,802         141
CIENA Corp. (b)                             18,315         298
Comverse Technology, Inc. (b)               10,431         196
Jabil Circuit, Inc. (b)                     10,650         226
Lucent Technologies, Inc.                  189,583       1,270
Motorola, Inc.                             122,248       2,001
Nortel Networks Corp.                      177,361       1,030
QUALCOMM, Inc. (b)                          42,153       2,072
Scientific-Atlanta, Inc.                     9,069         189
Tellabs, Inc. (b)                           22,781         311

                                                         8,580

Tobacco & Tobacco Products (1.1%):
Philip Morris Cos., Inc.                   122,443       5,730
UST, Inc.                                    9,091         306

                                                         6,036

Tools & Hardware Manufacturing (0.1%):
Black & Decker Corp.                         4,525         150
Snap-on, Inc.                                3,219          86
Stanley Works                                4,753         182

                                                           418

Toys (0.1%):
Hasbro, Inc.                                 9,602         159
Mattel, Inc. (b)                            23,986         454

                                                           613

                  See notes to financial statements.

Stock Index Fund                              October 31, 2001
(Amounts in Thousands, Except Shares)

                                                        Market
Security Description                        Shares      Value

Transportation Services (0.1%):
Fedex Corp. (b)                             17,094    $    702

Travel Services (0.0%):
Sabre Holdings Corp. (b)                     7,400         195

Trucking & Leasing (0.0%):
Ryder Systems, Inc.                          3,359          63

Utilities -- Electric (2.7%):
AES Corp. (b)                               29,619         410
Allegheny Energy, Inc.                       6,945         254
Ameren Corp.                                 7,642         306
American Electric Power Co.                 17,936         752
Calpine Corp. (b)                           16,627         412
Cinergy Corp.                                8,853         267
CMS Energy Corp.                             7,351         158
Consolidated Edison Co. of
   New York, Inc.                           11,809         466
Constellation Energy Group, Inc.             9,117         204
Detroit Edison Co.                           9,177         383
Dominion Resources, Inc.                    14,529         888
Duke Energy Corp.                           42,970       1,649
Dynergy, Inc.                               18,148         652
Edison International (b)                    18,139         258
Entergy Corp.                               12,290         477
Exelon Corp.                                17,850         751
FirstEnergy Corp.                           12,470         430
FPL Group, Inc.                              9,791         520
General Public Utilities Corp.               6,653         264
Mirant Corp. (b)                            18,898         491
Niagara Mohawk Holdings, Inc. (b)            8,923         160
NiSource, Inc.                              11,498         273
PG&E Corp.                                  21,551         389
Pinnacle West Capital Corp.                  4,718         199
PPL Corp.                                    8,128         278
Progress Energy, Inc.                       12,031         507
Public Service Enterprise Group             11,578         456
Reliant Energy, Inc.                        16,560         463
Southern Co.                                38,135         911
TECO Energy, Inc.                            7,496         193
TXU Corp.                                   14,300         656
Xcel Energy, Inc.                           19,105         540

                                                        15,017

Utilities -- Natural Gas (0.1%):
Keyspan Corp.                                7,648         254
NICOR, Inc.                                  2,530          98
Peoples Energy Corp.                         1,973          76
Sempra Energy                               11,468         268

                                                           696

                                          Shares or
                                          Principal     Market
Security Description                       Amount       Value

Utilities -- Telecommunications (4.7%):
Alltel Corp.                                17,429    $    996
AT&T Corp.                                 192,062       2,929
BellSouth Corp.                            104,325       3,860
CenturyTel, Inc.                             7,852         248
SBC Communications, Inc.                   187,477       7,145
Sprint Corp. (FON Group)                    49,338         987
Verizon Communications                     150,554       7,499
WorldCom, Inc. (b)                         160,762       2,162

                                                        25,826

Wireless Communications (0.1%):
Nextel Communications, Inc., Class A (b)    42,587         338
Palm, Inc. (b)                              31,571          78

                                                           416

Total Common Stocks (Cost $497,921)                    535,863

U.S. Treasury Bills (0.2%)

2.40%, 12/20/01 (c)                       $  1,000         997

Total U.S. Treasury Bills (Cost $997)                      997

Total Investments (Cost $505,368) (a) -- 99.4%         543,310

Other assets in excess of liabilities -- 0.6%            3,275

TOTAL NET ASSETS -- 100.0%                            $546,585

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $10,791. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                         $ 136,891
    Unrealized depreciation                          (109,740)

    Net unrealized appreciation                     $  27,151

(b) Non-income producing securities. (c) Serves as collateral for futures contracts.

                                           Number of    Market
                                           Contracts    Value

Futures Contracts
S & P 500 Index,
   face amount $6,720,
   expiring December 21, 2001                 26        $6,895

Total Futures (Cost $6,720)                             $6,895


                  See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
Growth Fund                                   October 31, 2001
(Amounts in Thousands, Except Shares)

                                          Shares or
                                          Principal     Market
Security Description                       Amount       Value

Commercial Paper (0.5%)

Household Finance, 2.62%, 11/1/01         $  2,029    $  2,029

Total Commercial Paper (Cost $2,029)                     2,029

Common Stocks (99.0%)

Aerospace/Defense (2.3%):
Honeywell International, Inc.              151,400       4,474
United Technologies Corp.                   79,400       4,279

                                                         8,753

Aluminum (0.8%):
Alcoa, Inc.                                 94,400       3,046

Automotive Parts (0.8%):
Eaton Corp.                                 47,200       3,089

Banks (1.9%):
Mellon Financial Corp.                     139,100       4,674
Wells Fargo Co.                             65,300       2,579

                                                         7,253

Beverages (3.8%):
Anheuser-Busch Cos., Inc.                   80,800       3,366
Coca-Cola Co.                               95,400       4,568
PepsiCo, Inc.                              137,900       6,717

                                                        14,651

Biotechnology (1.4%):
Amgen, Inc. (b)                             93,500       5,313

Brokerage Services (0.6%):
Morgan Stanley Dean Witter & Co.            48,700       2,382

Chemicals -- General (0.7%):
Praxair, Inc.                               59,500       2,807

Computers & Peripherals (7.7%):
Cisco Systems, Inc. (b)                    457,900       7,748
Dell Computer Corp. (b)                    227,700       5,460
Electronic Data Systems Corp.               42,600       2,742
EMC Corp. (b)                                1,000          12
International Business Machines Corp.       94,300      10,192
Sun Microsystems, Inc. (b)                 302,800       3,073

                                                        29,227

Consulting Services (0.5%):
KPMG Consulting, Inc. (b)                  157,967       1,946

Consumer Products (2.9%):
Colgate-Palmolive Co.                       69,200       3,980
Procter & Gamble Co.                        98,400       7,260

                                                        11,240

Cosmetics & Toiletries (1.4%):
Kimberly-Clark Corp.                        94,200       5,229

Electrical Equipment (1.1%):
Emerson Electric Co.                        83,500       4,093

                                                        Market
Security Description                        Shares      Value

Electronic & Electrical -- General (4.9%):
General Electric Co.                       482,900    $ 17,583
Texas Instruments, Inc.                     32,600         912
                                                        18,495

Financial Services (5.9%):
Citigroup, Inc.                            206,600       9,404
Fannie Mae                                  84,100       6,809
Goldman Sachs Group, Inc.                   30,900       2,415
MBNA Corp.                                 137,000       3,783

                                                        22,411

Food Processing & Packaging (1.2%):
Kraft Foods, Inc.                           54,859       1,851
Wm. Wrigley Jr. Co.                         51,100       2,558

                                                         4,409

Forest Products --
   Lumber & Paper (0.5%):
International Paper Co.                     48,900       1,751

Health Care (0.6%):
HCA, Inc.                                   56,300       2,233

Insurance -- Multi-Line (2.6%):
American International Group, Inc.         127,600      10,029

Insurance -- Property, Casualty,
   Health (0.6%):
St. Paul Cos., Inc.                         53,000       2,433

Manufacturing -- Miscellaneous (2.3%):
Minnesota Mining & Manufacturing Co.        57,900       6,044
Tyco International Ltd.                     57,800       2,840

                                                         8,884

Media (2.1%):
AOL Time Warner, Inc. (b)                  154,950       4,836
Viacom, Inc., Class B (b)                   84,200       3,074

                                                         7,910

Medical Supplies (1.0%):
Baxter International, Inc.                  76,500       3,700

Office Equipment & Supplies --
   Non-Computer Related (0.3%):
Pitney Bowes, Inc.                          30,200       1,107

Oil & Gas Exploration,
   Production & Services (0.9%):
Anadarko Petroleum Corp.                    54,500       3,109
Enron Corp.                                 30,400         423

                                                         3,532

Oil-Integrated Companies (1.5%):
Exxon Mobil Corp.                          147,800       5,831

Oilfield Services & Equipment (0.8%):
Schlumberger Ltd.                           62,200       3,012

                  See notes to financial statements.

Growth Fund                                   October 31, 2001
(Amounts in Thousands, Except Shares)

                                                        Market
Security Description                        Shares      Value

Pharmaceuticals (19.2%):
Abbott Laboratories                        121,600    $  6,442
American Home Products Corp.               138,100       7,710
Cardinal Health, Inc.                       65,200       4,376
Eli Lilly & Co.                             90,901       6,954
Johnson & Johnson, Inc.                    226,100      13,093
Merck & Co., Inc.                          139,300       8,889
Pfizer, Inc.                               446,300      18,699
Pharmacia Corp.                            179,100       7,257

                                                        73,420

Retail (5.1%):
Target Corp.                               114,100       3,554
Wal-Mart Stores, Inc.                      306,200      15,739

                                                        19,293

Retail -- Drug Stores (0.6%):
Walgreen Co.                                75,100       2,432

Retail -- Specialty Stores (2.3%):
Home Depot, Inc.                           229,900       8,789

Semiconductors (4.9%):
Altera Corp. (b)                           120,200       2,428
Analog Devices, Inc. (b)                    57,500       2,185
Applied Materials, Inc. (b)                 61,900       2,111
Intel Corp.                                397,600       9,710
LSI Logic Corp. (b)                        139,100       2,358

                                                        18,792

Software & Computer Services (7.9%):
Adobe Systems, Inc.                         32,400         855
Automatic Data Processing, Inc.             74,100       3,828
Microsoft Corp. (b)                        322,000      18,725
Oracle Corp. (b)                           420,800       5,706
VERITAS Software Corp. (b)                  30,200         857

                                                        29,971

                                                        Market
Security Description                        Shares      Value

Telecommunications -- Equipment (1.7%):
Motorola, Inc.                              93,400    $  1,529
Nokia Corp. -- ADR                          91,900       1,885
QUALCOMM, Inc. (b)                          60,400       2,967

                                                         6,381

Tobacco & Tobacco Products (1.7%):
Philip Morris Cos., Inc.                   135,400       6,337

Utilities -- Telecommunications (4.5%):
SBC Communications, Inc.                   202,800       7,728
Verizon Communications                      89,100       4,438
WorldCom, Inc. (b)                         371,500       4,997

                                                        17,163

Total Common Stocks (Cost $394,422)                    377,344

Total Investments (Cost $396,451) (a) -- 99.5%         379,373

Other assets in excess of liabilities -- 0.5%            1,735

TOTAL NET ASSETS -- 100.0%                            $381,108

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $636. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                          $ 50,152
    Unrealized depreciation                           (67,866)

    Net unrealized depreciation                      $(17,714)

(b) Non-income producing securities.

ADR -- American Depositary Receipts

                  See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
Established Value Fund                        October 31, 2001
(Amounts in Thousands, Except Shares)

                                          Shares or
                                          Principal     Market
Security Description                       Amount       Value

Commercial Paper (4.6%)

Household Finance, 2.62%, 11/1/01         $ 15,304    $ 15,304

Total Commercial Paper (Cost $15,304)                   15,304

Common Stocks (94.7%)

Aerospace/Defense (2.7%):
General Dynamics Corp.                      72,000       5,876
L-3 Communications Holdings, Inc. (b)       36,000       3,127

                                                         9,003

Airlines (1.6%):
Southwest Airlines Co.                     337,500       5,366

Apparel (2.4%):
Jones Apparel Group, Inc. (b)              135,000       3,726
Liz Claiborne, Inc.                         96,000       4,368

                                                         8,094

Apparel/Footwear (1.3%):
Payless Shoesource, Inc. (b)                84,000       4,439

Automotive Parts (1.3%):
BorgWarner, Inc.                           100,000       4,272

Banks (1.5%):
Popular, Inc.                              169,400       4,975

Beverages (3.1%):
Constellation Brands, Inc. (b)             115,000       4,720
Coors (Adolph) Co.                         110,000       5,472

                                                        10,192

Chemicals -- General (3.5%):
Ashland, Inc.                              120,000       4,831
Englehard Corp.                            255,000       6,676

                                                        11,507

Commercial Services (0.1%):
Convergys Corp. (b)                          8,000         225

Consumer Products (2.0%):
Fortune Brands, Inc.                       180,000       6,633

E-Commerce and Services (0.7%):
TMP Worldwide, Inc. (b)                     83,000       2,478

Electronics (2.2%):
Johnson Controls, Inc.                     100,000       7,232

Financial & Insurance (3.2%):
AMBAC Financial Group, Inc.                135,000       6,480
PMI Group, Inc.                             75,000       4,159

                                                        10,639

Financial Services (3.5%):
Citigroup, Inc.                            100,000       4,552
Household International, Inc.               80,000       4,184
Metris Cos., Inc.                          180,000       2,918

                                                        11,654

                                                        Market
Security Description                        Shares      Value

Health Care (6.5%):
Oxford Health Plans, Inc. (b)              173,000    $  4,076
Trigon Healthcare, Inc. (b)                 80,000       4,911
Universal Health Services (b)              120,000       4,847
Wellpoint Health Networks (b)               68,000       7,588

                                                        21,422

Homebuilders (1.5%):
Pulte Homes, Inc.                          150,000       4,875

Insurance -- Multi-Line (9.7%):
CIGNA Corp.                                 69,000       5,031
Hartford Financial Services Group, Inc.     84,000       4,536
Jefferson-Pilot Corp.                      110,000       4,549
MGIC Investment Corp.                       84,000       4,346
Old Republic International Corp.           171,000       4,338
Radian Group, Inc.                         148,000       5,013
Reinsurance Group of America               127,300       4,019
                                                        31,832

Manufacturing -- Miscellaneous (3.0%):
ITT Industries, Inc.                       124,000       5,963
Textron, Inc.                              125,000       3,956

                                                         9,919

Medical Supplies (1.7%):
Baxter International, Inc.                 120,000       5,804

Oil & Gas Exploration,
   Production & Services (4.1%):
Amerada Hess Corp.                          70,000       4,113
Equitable Resources, Inc.                  170,000       5,594
Occidental Petroleum Corp.                 150,000       3,798

                                                        13,505

Oil Marketing & Refining (6.1%):
Murphy Oil Corp.                            87,000       6,917
Ultramar Diamond Shamrock Corp.            161,000       8,057
Valero Energy Corp.                        143,000       5,377

                                                        20,351

Oil-Integrated Companies (1.7%):
ChevronTexaco Corp.                         65,000       5,756

Pipelines (1.3%):
El Paso Corp.                               91,300       4,479

Real Estate Investment Trusts (4.3%):
Duke-Weeks Realty Corp.                    207,000       4,771
Equity Residential Properties Trust        194,000       5,034
iStar Financial, Inc.                      185,000       4,311

                                                        14,116

Restaurants (6.0%):
Brinker International, Inc. (b)            300,000       7,620
Darden Restaurants, Inc.                   180,000       5,764
Wendy's International, Inc.                254,000       6,680

                                                        20,064

                  See notes to financial statements.

Established Value Fund                        October 31, 2001
(Amounts in Thousands, Except Shares)

                                                        Market
Security Description                        Shares      Value

Retail (1.3%):
Target Corp.                               135,000    $  4,205

Retail -- Specialty Stores (1.3%):
Lowe's Cos., Inc.                          130,000       4,433

Savings & Loans (4.0%):
Dime Bancorp, Inc.                         180,000       6,098
Golden West Financial Corp.                 81,000       3,937
Greenpoint Financial Corp.                 104,000       3,333

                                                        13,368

Semiconductors (1.0%):
Lam Research Corp. (b)                     180,000       3,413

Software & Computer Services (3.5%):
First Data Corp.                            80,000       5,406
Fiserv, Inc. (b)                           165,000       6,136

                                                        11,542

Telecommunications -- Equipment (0.6%):
Scientific-Atlanta, Inc.                    96,000       2,004

Utilities -- Electric (6.7%):
Allegheny Energy, Inc.                     120,000       4,386
Black Hills Corp.                          115,000       3,158
Duke Energy Corp.                          140,000       5,378
Energy East Corp.                          270,000       5,081
Exelon Corp.                               104,400       4,392

                                                        22,395

Utilities -- Natural Gas (1.3%):
Utilicorp United, Inc.                     142,000       4,207

Total Common Stocks (Cost $251,638)                    314,399

Total Investments (Cost $266,942) (a) -- 99.3%         329,703

Other assets in excess of liabilities -- 0.7%            2,331

TOTAL NET ASSETS -- 100.0%                            $332,034

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                          $ 75,989
    Unrealized depreciation                           (13,228)

    Net unrealized appreciation                      $ 62,761

(b) Non-income producing securities.

                  See notes to financial statements.


                                            Statement of Assets and Liabilities
The Victory Portfolios                                         October 31, 2001
(Amounts in Thousands, Except Per Share Amounts)


                                                                          Diversified       Stock                      Established
                                                              Value          Stock          Index        Growth          Value
                                                              Fund           Fund           Fund          Fund           Fund


ASSETS:
Investments, at value (Cost $446,805; $1,208,086;
   $505,368; $396,451; $266,942)                             $457,163     $1,173,139       $543,310      $379,373       $329,703
Interest and dividends receivable                                 456          1,469            461           274            108
Receivable for capital shares issued                                1             10              4             1             --
Receivable from brokers for investments sold                    1,052         29,616          3,196         2,068          2,713
Receivable from affiliates                                         27             --              7            15             --
Net receivable for variation margin on futures contracts           --             --             14            --             --
Prepaid expenses and other assets                                  14              7              6            13             21

         Total Assets                                         458,713      1,204,241        546,998       381,744        332,545

LIABILITIES:
Payable to brokers for investments purchased                    1,755          1,598             46           255             --
Accrued expenses and other payables:
     Investment advisory fees                                     296            669            238           246            156
     Administration fees                                           11             24             --             9              8
     Custodian fees                                                10             25             45             9              8
     Accounting fees                                                1              1              3             1              1
     Transfer agent fees                                           25            324             62            34            149
     Shareholder service fees -- Class A                           76            166             --            77              2
     Shareholder service and 12b-1 fees -- Class B                 --             58             --            --             --
     12b-1 Fees -- Class G                                          2             59              3             3            162
     Other                                                         11             44             16             2             25

         Total Liabilities                                      2,187          2,968            413           636            511

NET ASSETS:
Capital                                                       401,899      1,202,003        471,651       396,342        202,130
Undistributed net investment income                               176            278            357            --             --
Net unrealized appreciation (depreciation)
   from investments and futures                                10,358        (34,947)        38,117       (17,078)        62,761
Accumulated undistributed net realized gains
   from investment transactions and futures                    44,093         33,939         36,460         1,844         67,143

         Net Assets                                          $456,526     $1,201,273       $546,585      $381,108       $332,034

Net Assets
     Class A                                                 $451,545     $1,005,730       $521,754      $373,901        $30,931
     Class B                                                       --         54,749             --            --             --
     Class G                                                    4,981        140,794         24,831         7,207        301,103

         Total                                               $456,526     $1,201,273       $546,585      $381,108       $332,034

Outstanding units of beneficial interest (shares)
     Class A                                                   34,923         74,151         30,517        21,996          1,152
     Class B                                                       --          4,246             --            --             --
     Class G                                                      385         10,422          1,453           427         11,235

         Total                                                 35,308         88,819         31,970        22,423         12,387

Net asset value
     Redemption price per share -- Class A                   $  12.93     $    13.56       $  17.10      $  17.00       $  26.84
     Offering and redemption price per share -- Class B            --     $    12.89             --            --             --
     Offering and redemption price per share -- Class G      $  12.93     $    13.51       $  17.09      $  16.88       $  26.80

Maximum sales charge -- Class A                                  5.75%          5.75%          5.75%         5.75%          5.75%

Maximum offering price per share
   (100%/(100%-maximum sales charge)of net asset value
   adjusted to nearest cent) -- Class A                      $  13.72     $    14.39       $  18.14      $  18.04       $  28.48


                  See notes to financial statements.


                                                        Statement of Operations
The Victory Portfolios                      For the Year Ended October 31, 2001
(Amounts in Thousands)


                                                                           Diversified      Stock                      Established
                                                              Value          Stock          Index        Growth           Value
                                                              Fund           Fund           Fund          Fund            Fund


Investment Income:
Interest income                                             $     302      $     792      $     384     $     247      $     839
Dividend income                                                 9,095         15,929          9,076         4,312          5,023
Foreign tax withholding                                            (1)            (1)           (41)           (1)             4
Income from securities lending                                     59            169            150            62             71

     Total Income                                               9,455         16,889          9,569         4,620          5,937

Expenses:
Investment advisory fees                                        3,921          7,998          4,308         3,490          2,075
Administration fees                                               717          1,440            927           648            563
Shareholder service fees -- Class A                             1,295          2,565             --         1,141             76
Shareholder service and 12b-1 fees -- Class B                      --            645             --            --             --
Shareholder service and 12b-1 fees -- Class G                      23            699             69            41          1,819
Accounting fees                                                   102            152            202            97             91
Custodian fees                                                    112            257            315           105             86
Legal and audit fees                                               42             93             51            36             80
Trustees' fees and expenses                                        15             35             21            14             14
Transfer agent fees                                                65            757            142            96            351
Registration and filing fees                                       34             48             25            28             28
Printing fees                                                       8             49             11             6             20
Other                                                              33             86             53            28             48

     Total Expenses                                             6,367         14,824          6,124         5,730          5,251

Expenses voluntarily reduced                                       --           (187)        (1,575)           --           (610)

     Expenses before reimbursement from distributor             6,367         14,637          4,549         5,730          4,641
     Expenses reimbursed by distributor                          (344)            --            (71)         (133)            (6)

     Net Expenses                                               6,023         14,637          4,478         5,597          4,635

Net Investment Income (Loss)                                    3,432          2,252          5,091          (977)         1,302

Realized/Unrealized Gains (Losses)
   from Investments and Futures:
Net realized gains from investment
   transactions and futures                                    44,119         35,582         42,930         2,293         67,342
Net change in unrealized appreciation/depreciation
   from investment transactions and futures                  (133,251)      (191,722)      (263,568)     (157,223)      (119,116)

Net realized/unrealized losses
   from investments and futures                               (89,132)      (156,140)      (220,638)     (154,930)       (51,774)

Change in net assets resulting from operations              $ (85,700)     $(153,888)     $(215,547)    $(155,907)     $ (50,472)


                  See notes to financial statements.


The Victory Portfolios                      Statements of Changes in Net Assets
(Amounts in Thousands)


                                                        Value Fund            Diversified Stock Fund        Stock Index Fund

                                                    Year         Year           Year         Year          Year          Year
                                                    Ended        Ended          Ended        Ended         Ended         Ended
                                                 October 31,  October 31,    October 31,  October 31,    October 31,  October 31,
                                                    2001         2000           2001         2000           2001         2000

From Investment Activities:
Operations:
     Net investment income                       $   3,432    $   2,785      $    2,252   $    1,117     $   5,091    $   7,874
     Net realized gains from investment
       transactions and futures                     44,119       80,280          35,582      170,617        42,930       16,295
     Net change in unrealized
       appreciation (depreciation)
       from investments and futures               (133,251)     (39,977)       (191,722)       9,259      (263,568)      22,755

Change in net assets resulting from operations     (85,700)      43,088        (153,888)     180,993      (215,547)      46,924

Distributions to Shareholders:
     From net investment income by class:
         Class A                                    (3,240)      (2,780)         (1,968)      (1,116)       (4,992)      (8,211)
         Class G                                       (16)          (5)             (6)          (1)         (142)        (152)
     In excess of net investment income by class:
         Class A                                        --          (37)             --         (321)           --           --
         Class G                                        --           --<F1>          --           --<F1>        --           --
     From net realized gains from
       investment transactions and futures         (80,237)     (70,536)       (170,791)    (177,058)      (20,186)     (28,851)

Change in net assets from
   distributions to shareholders                   (83,493)     (73,358)       (172,765)    (178,496)      (25,320)     (37,214)

Capital Transactions:
     Proceeds from shares issued                    81,005       97,134         423,749      335,844        82,414      130,857
     Dividends reinvested                           76,574       66,758         152,603      155,125        23,137       34,219
     Cost of shares redeemed                       (98,894)    (178,071)       (250,818)    (425,789)     (200,839)    (159,663)

Change in net assets from capital transactions      58,685      (14,179)        325,534       65,180       (95,288)       5,413

Change in net assets                              (110,508)     (44,449)         (1,119)      67,677      (336,155)      15,123

Net Assets:
     Beginning of period                           567,034      611,483       1,202,392    1,134,715       882,740      867,617

     End of period                               $ 456,526    $ 567,034      $1,201,273   $1,202,392     $ 546,585    $ 882,740

Share Transactions:
     Issued                                          5,529        5,568          27,939       19,873         4,149        5,476
     Reinvested                                      5,126        3,868          10,303        9,569         1,082        1,432
     Redeemed                                       (6,737)     (10,499)        (16,933)     (25,205)      (10,473)      (6,685)

Change in shares                                     3,918       (1,063)         21,309        4,237        (5,242)         223


<F1>  Rounds to less than $1,000.



                  See notes to financial statements.


The Victory Portfolios                      Statements of Changes in Net Assets
(Amounts in Thousands)


                                                                          Growth Fund                    Established Value Fund

                                                                     Year             Year             Year              Year
                                                                     Ended            Ended            Ended             Ended
                                                                  October 31,      October 31,      October 31,       October 31,
                                                                     2001             2000             2001              2000


From Investment Activities:
Operations:
     Net investment income                                        $    (977)       $  (1,426)        $   1,302        $     836
     Net realized gains from investment transactions                  2,293           32,131            67,342           31,357
     Net change in unrealized appreciation
       (depreciation) from investments                             (157,223)          (6,919)         (119,116)          10,276

Change in net assets resulting from operations                     (155,907)          23,786           (50,472)          42,469

Distributions to Shareholders:
     From net investment income by class:
         Class A                                                         --               --              (153)             (23)
         Class G                                                         --               --            (1,349)            (814)
     In excess of net investment income by class:
         Class A                                                         --               --                --               (3)
         Class G                                                         --               --                --             (100)
     From net realized gains from
       investment transactions                                      (32,477)         (20,902)          (31,269)         (55,587)

Change in net assets from
   distributions to shareholders                                    (32,477)         (20,902)          (32,771)         (56,527)

Capital Transactions:
     Proceeds from shares issued                                    250,257           83,781            48,055          153,527
     Proceeds from shares issued
       in connection with merger                                         --               --                --           10,261
     Dividends reinvested                                            29,295           18,008            32,663           82,686
     Cost of shares redeemed                                       (119,468)        (112,682)          (80,399)        (286,746)

Change in net assets from capital transactions                      160,084          (10,893)              319          (40,272)

Change in net assets                                                (28,300)          (8,009)          (82,924)         (54,330)

Net Assets:
     Beginning of period                                            409,408          417,417           414,958          469,288

     End of period                                                $ 381,108         $409,408         $ 332,034        $ 414,958

Share Transactions:
     Issued                                                          10,690            3,355             1,558            1,384
     Issued in connection with merger                                    --               --                --              336
     Reinvested                                                       1,298              731             1,066            1,825
     Redeemed                                                        (6,053)          (4,489)           (2,575)          (4,885)

Change in shares                                                      5,935             (403)               49           (1,340)


                  See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                           Value Fund

                                                           Class A Shares                                   Class G Shares

                                                                                                                     December 15,
                                    Year          Year          Year          Year          Year           Year         1999
                                    Ended         Ended         Ended         Ended         Ended          Ended       through
                                 October 31,   October 31,   October 31,   October 31,   October 31,    October 31,  October 31,
                                    2001          2000          1999          1998          1997           2001        2000<F2>


Net Asset Value,
   Beginning of Period           $  18.06      $  18.84      $  18.81      $  17.07      $  14.18       $ 18.06      $16.73

Investment Activities
     Net investment income           0.10          0.09          0.04          0.09          0.15          0.05        0.04
     Net realized and unrealized
     Gain (loss) on investments     (2.58)         1.37          3.16          3.16          3.57         (2.57)       1.35

         Total from Investment
           Activities               (2.48)         1.46          3.20          3.25          3.72         (2.52)       1.39

Distributions
     Net investment income          (0.09)        (0.09)        (0.04)        (0.10)        (0.16)        (0.05)      (0.06)
     In excess of net investment
       income                          --            --<F3>        --            --            --            --          --<F3>
     Net realized gains             (2.56)        (2.15)        (3.13)        (1.41)        (0.67)        (2.56)         --

         Total Distributions        (2.65)        (2.24)        (3.17)        (1.51)        (0.83)        (2.61)      (0.06)

Net Asset Value, End of Period   $  12.93      $  18.06      $  18.84      $  18.81      $  17.07       $ 12.93      $18.06

Total Return
  (excludes sales charge)          (15.61)%        8.33%        20.02%        20.46%        27.24%       (15.87)%      8.34%<F4>

Ratios/Supplemental Data:
Net Assets at end
  of period (000)                $451,545      $564,111      $611,483      $517,313      $472,047       $ 4,981      $2,923
Ratio of expenses to
   average net assets<F5>            1.15%         1.19%         1.40%         1.34%         1.32%         1.49%       1.44%<F8>
Ratio of net investment income
   to average net assets<F5>         0.66%         0.49%         0.20%         0.54%         0.93%         0.32%       0.14%<F8>
Ratio of expenses to
   average net assets<F1>            1.21%         1.24%         1.45%         1.46%         <F7>          1.89%       2.27%<F8>
Ratio of net investment income
   to average net assets<F1>         0.60%         0.44%         0.15%         0.42%         <F7>         (0.08)%     (0.69)%<F8>
Portfolio turnover<F6>                 51%           34%           36%           40%           25%           51%         34%


<F1>  During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
<F2>  Period from commencement of operations.
<F3>  Less than $0.01 per share.
<F4>  Not annualized.
<F5>  Effective February 28, 2001, the adviser agreed to continue to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G Shares of the Fund at a maximum of
      2.00% until at least February 28, 2011.
<F6>  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
<F7>  There were no voluntary fee reductions during the period.
<F8>  Annualized.



                  See notes to financial statements.


The Victory Portfolios                          Financial Highlights--continued
For a Share Outstanding Throughout Each Period


                                                                                Diversified Stock Fund

                                                                                    Class A Shares

                                                         Year           Year             Year            Year            Year
                                                         Ended          Ended            Ended           Ended           Ended
                                                      October 31,    October 31,      October 31,     October 31,     October 31,
                                                         2001           2000             1999            1998<F2>        1997


Net Asset Value, Beginning of Period                  $    17.85      $  17.96         $  18.85        $  17.76        $  15.75

Investment Activities
     Net investment income                                  0.04          0.03             0.06            0.11            0.16
     Net realized and unrealized gain
       (loss) on investments                               (1.87)         2.71             2.92            3.07            3.84

         Total from Investment Activities                  (1.83)         2.74             2.98            3.18            4.00

Distributions
     Net investment income                                 (0.03)        (0.02)           (0.06)          (0.11)          (0.16)
     Net realized gains                                    (2.43)        (2.83)           (3.81)          (1.98)          (1.83)

         Total Distributions                               (2.46)        (2.85)           (3.87)          (2.09)          (1.99)

Net Asset Value, End of Period                        $    13.56      $  17.85         $  17.96        $  18.85        $  17.76

Total Return (excludes sales charge)                      (11.43)%       16.88%           19.39%          19.60%          27.96%

Ratios/Supplemental Data:
Net Assets at end of period (000)                     $1,005,730      $993,383         $957,001        $933,158        $762,270
Ratio of expenses to
   average net assets                                       1.09%         1.10%            1.06%           1.02%           1.03%
Ratio of net investment income
   to average net assets                                    0.28%         0.19%            0.34%           0.64%           0.97%
Ratio of expenses to
   average net assets<F1>                                   1.11%         1.11%            1.10%           1.13%           <F4>
Ratio of net investment income
   to average net assets<F1>                                0.26%         0.18%            0.30%           0.53%           <F4>
Portfolio turnover<F3>                                        88%           94%              83%             84%             63%


<F1>  During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
<F2>  Effective March 16, 1998, the SBSF Fund merged into the Victory Diversified Stock Fund. Financial highlights for the period prior to March 16, 1998 represent the Victory Diversified Stock Fund.
<F3>  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
<F4>  There were no voluntary waivers during the period.



                  See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                          Diversified Stock Fund

                                                                              Class B Shares

                                                Year              Year              Year              Year              Year
                                                Ended             Ended             Ended             Ended             Ended
                                             October 31,       October 31,       October 31,       October 31,       October 31,
                                                2001              2000              1999              1998<F2>          1997


Net Asset Value, Beginning of Period          $ 17.21            $ 17.55          $ 18.60           $ 17.62           $ 15.71

Investment Activities
     Net investment (loss)                      (0.11)             (0.15)           (0.08)            (0.08)            (0.06)
     Net realized and unrealized gains
       (losses) on investments                  (1.78)              2.64             2.84              3.04              3.85

         Total from Investment Activities       (1.89)              2.49             2.76              2.96              3.79

Distributions
     Net investment income                         --                 --               --                --                --
     In excess of net investment income            --                 --               --                --             (0.05)
     Net realized gains                         (2.43)             (2.83)           (3.81)            (1.98)            (1.83)

         Total Distributions                    (2.43)             (2.83)           (3.81)            (1.98)            (1.88)

Net Asset Value, End of Period                $ 12.89            $ 17.21          $ 17.55           $ 18.60           $ 17.62

Total Return (excludes sales charge)           (12.31)%            15.63%           18.24%            18.34%            26.48%

Ratios/Supplemental Data:
Net Assets at end of period (000)             $54,749            $72,178          $71,122           $50,962           $30,198
Ratio of expenses to average net assets          2.07%              2.20%            2.06%             2.08%             2.19%
Ratio of net investment loss to average
  net assets                                    (0.70)%            (0.91)%          (0.68)%           (0.42)%           (0.29)%
Ratio of expenses to average
  net assets<F1>                                 2.07%              2.21%            2.10%             2.18%             <F8>
Ratio of net investment loss to average
  net assets<F1>                                (0.70)%            (0.92)%          (0.72)%           (0.52)%            <F8>
Portfolio turnover<F7>                             88%                94%              83%               84%               63%


<F1>  During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
<F2>  Effective March 16, 1998, the SBSF Fund merged into the Victory Diversified Stock Fund. Financial highlights for the period prior to March 16, 1998 represent the Victory Diversified Stock Fund.
<F3>  Period from commencement of operations.
<F4>  Effective March 26, 1999, the Gradison Growth and Income Fund merged into the Victory Diversified Stock Fund.
<F5>  Less than $0.01 per share.
<F6>  Not annualized.
<F7>  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
<F8>  There were no voluntary fee reductions during the period.
<F9>  Annualized.





                                                          Diversified Stock Fund

                                                              Class G Shares

                                                                                    March 26,
                                                Year              Year                1999
                                                Ended             Ended             through
                                             October 31,       October 31,         October 31,
                                                2001              2000            1999<F3><F4>


Net Asset Value, Beginning of Period          $  17.83          $  17.95            $  17.14

Investment Activities
     Net investment (loss)                       (0.02)            (0.01)              (0.01)
Net realized and unrealized gains
  (losses) on investments                        (1.87)             2.72                0.82

         Total from Investment Activities        (1.89)             2.71                0.81

Distributions
     Net investment income                          --<F5>            --<F5>              --
     In excess of net investment income             --                --                  --
     Net realized gains                          (2.43)            (2.83)                 --

         Total Distributions                     (2.43)            (2.83)                 --

Net Asset Value, End of Period                $  13.51          $  17.83            $  17.95

Total Return (excludes sales charge)            (11.81)%           16.65%               4.73%<F6>

Ratios/Supplemental Data:
Net Assets at end of period (000)             $140,794          $136,831            $106,592
Ratio of expenses to average net assets           1.51%             1.33%               1.35%<F9>
Ratio of net investment loss to average
  net assets                                     (0.14)%           (0.05)%             (0.07)%<F9>
Ratio of expenses to average
  net assets<F1>                                  1.51%             1.35%               1.38%<F9>
Ratio of net investment loss to average
  net assets<F1>                                 (0.14)%           (0.07)%             (0.10)%<F9>
Portfolio turnover<F7>                              88%               94%                 83%


<F1>  During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
<F2>  Effective March 16, 1998, the SBSF Fund merged into the Victory Diversified Stock Fund. Financial highlights for the period prior to March 16, 1998 represent the Victory Diversified Stock Fund.
<F3>  Period from commencement of operations.
<F4>  Effective March 26, 1999, the Gradison Growth and Income Fund merged into the Victory Diversified Stock Fund.
<F5>  Less than $0.01 per share.
<F6>  Not annualized.
<F7>  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
<F8>  There were no voluntary fee reductions during the period.
<F9>  Annualized.



                  See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                             Stock Index Fund

                                                                              Class A Shares

                                                Year              Year              Year              Year              Year
                                                Ended             Ended             Ended             Ended             Ended
                                             October 31,       October 31,       October 31,       October 31,       October 31,
                                                2001              2000              1999            1998<F2>            1997


Net Asset Value, Beginning of Period          $  23.72          $  23.46          $  21.03          $  18.75          $  14.85

Investment Activities
     Net investment income                        0.14              0.21              0.28              0.37              0.29
     Net realized and unrealized gain
       (loss) on investments                     (6.08)             1.05              4.47              3.37              4.23

         Total from Investment Activities        (5.94)             1.26              4.75              3.74              4.52

Distributions
     Net investment income                       (0.14)            (0.22)            (0.29)            (0.36)            (0.29)
     Net realized gains                          (0.54)            (0.78)            (2.03)            (1.10)            (0.33)

         Total Distributions                     (0.68)            (1.00)            (2.32)            (1.46)            (0.62)

Net Asset Value, End of Period                $  17.10          $  23.72          $  23.46          $  21.03          $  18.75

Total Return (excludes sales charge)            (25.57)%            5.38%            24.91%            20.99%            31.16%

Ratios/Supplemental Data:
Net Assets at end of period (000)             $521,754          $854,203          $858,235          $627,147          $465,015
Ratio of expenses to
   average net assets                             0.62%             0.59%             0.58%             0.57%             0.56%
Ratio of net investment income
   to average net assets                          0.72%             0.87%             1.28%             1.83%             1.74%
Ratio of expenses to
   average net assets<F1>                         0.84%             0.81%             0.81%             0.84%             0.86%
Ratio of net investment income
   to average net assets<F1>                      0.50%             0.65%             1.05%             1.56%             1.44%
Portfolio turnover<F5>                              10%               11%                3%                8%               11%


<F1>  During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
<F2>  Effective March 16, 1998, the Key Stock Index Fund merged into the Victory Stock Index Fund. Financial highlights for the period prior to March 16, 1998 represent the Victory Stock Index Fund.
<F3>  Period from commencement of operations.
<F4>  Not annualized.
<F5>  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
<F6>  Annualized.





                                                            Stock Index Fund

                                                             Class G Shares

                                                                                   July 2,
                                                Year              Year              1999
                                                Ended             Ended           through
                                             October 31,       October 31,       October 31,
                                                2001              2000            1999<F3>


Net Asset Value, Beginning of Period          $ 23.72           $ 23.46            $23.96

Investment Activities
     Net investment income                       0.10              0.15              0.06
     Net realized and unrealized gain
       (loss) on investments                    (6.09)             1.06             (0.50)

         Total from Investment Activities       (5.99)             1.21             (0.44)

Distributions
     Net investment income                      (0.10)            (0.17)            (0.06)
     Net realized gains                         (0.54)            (0.78)               --

Total Distributions                             (0.64)            (0.95)            (0.06)

Net Asset Value, End of Period                $ 17.09           $ 23.72            $23.46

Total Return (excludes sales charge)           (25.79)%            5.17%            (1.83)%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)             $24,831           $28,537            $9,382
Ratio of expenses to
   average net assets                            0.84%             0.82%             0.80%<F6>
Ratio of net investment income
   to average net assets                         0.50%             0.59%             0.85%<F6>
Ratio of expenses to
   average net assets<F1>                        1.31%             1.18%             1.02%<F6>
Ratio of net investment income
   to average net assets<F1>                     0.03%             0.23%             0.63%<F6>
Portfolio turnover<F5>                             10%               11%                3%


<F1>  During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
<F2>  Effective March 16, 1998, the Key Stock Index Fund merged into the Victory Stock Index Fund. Financial highlights for the period prior to March 16, 1998 represent the Victory Stock Index Fund.
<F3>  Period from commencement of operations.
<F4>  Not annualized.
<F5>  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
<F6>  Annualized.



                  See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                                Growth Fund

                                                                               Class A Shares

                                                Year              Year              Year              Year              Year
                                                Ended             Ended             Ended             Ended             Ended
                                             October 31,       October 31,       October 31,       October 31,       October 31,
                                                2001              2000              1999              1998              1997


Net Asset Value, Beginning of Period          $  24.83          $  24.71          $  21.62          $  18.01          $  14.57

Investment Activities
     Net investment income (loss)                (0.04)            (0.09)            (0.04)            (0.03)             0.03
     Net realized and unrealized gain
       (loss) on investments                     (6.45)             1.44              4.90              4.88              4.07

         Total from Investment Activities        (6.49)             1.35              4.86              4.85              4.10

Distributions
     Net investment income                          --                --                --                --             (0.04)
     Net realized gains                          (1.34)            (1.23)            (1.77)            (1.24)            (0.62)

         Total Distributions                     (1.34)            (1.23)            (1.77)            (1.24)            (0.66)

Net Asset Value, End of Period                $  17.00          $  24.83          $  24.71          $  21.62          $  18.01

Total Return (excludes sales charge)            (27.47)%            5.52%            24.25%            28.59%            29.08%

Ratios/Supplemental Data:
Net Assets at end of period (000)             $373,901          $400,813          $417,417          $269,476          $185,533
Ratio of expenses to
   average net assets                             1.20%             1.22%             1.41%             1.35%             1.34%
Ratio of net investment income
   (loss) to average net assets                  (0.21)%           (0.33)%           (0.21)%           (0.13)%            0.19%
Ratio of expenses to
   average net assets<F1>                         1.22%             1.25%             1.49%             1.49%             <F6>
Ratio of net investment income
   (loss) to average net assets<F1>              (0.23)%           (0.36)%           (0.29)%           (0.27)%            <F6>
Portfolio turnover<F5>                              50%               34%               33%               29%               21%


<F1>  During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
<F2>  Period from commencement of operations.
<F3>  Not annualized.
<F4>  Annualized.
<F5>  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
<F6>  There were no voluntary fee reductions during the period.




                                                     Growth Fund

                                                    Class G Shares

                                                               December 15,
                                                Year              1999
                                                Ended            through
                                             October 31,       October 31,
                                                2001            2000<F2>


Net Asset Value, Beginning of Period           $24.77            $24.53

Investment Activities
     Net investment income (loss)               (0.09)            (0.09)
     Net realized and unrealized gain
       (loss) on investments                    (6.46)             0.33

         Total from Investment Activities       (6.55)             0.24
Distributions
     Net investment income                         --                --
     Net realized gains                         (1.34)               --

Total Distributions                             (1.34)               --

Net Asset Value, End of Period                 $16.88            $24.77

Total Return (excludes sales charge)           (27.80)%            0.98%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)              $7,207            $8,595
Ratio of expenses to
   average net assets                            1.48%             1.45%<F4>
Ratio of net investment income
   (loss) to average net assets                 (0.49)%           (0.63)%<F4>
Ratio of expenses to
   average net assets<F1>                        1.94%             1.76%<F4>
Ratio of net investment income
   (loss) to average net assets<F1>             (0.95)%           (0.94)%<F4>
Portfolio turnover<F5>                             50%               34%


<F1>  During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
<F2>  Period from commencement of operations.
<F3>  Not annualized.
<F4>  Annualized.
<F5>  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
<F6>  There were no voluntary fee reductions during the period.



                  See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                Established Value Fund

                                                    Class A Shares

                                                                  May 5,
                                                Year               2000
                                                Ended            through
                                             October 31,       October 31,
                                                2001            2000<F2>


Net Asset Value, Beginning of Period           $ 33.65           $ 30.54

Investment Activities
     Net investment income                        0.17              0.07
     Net realized and unrealized gain
       (loss) on investments                     (4.25)             3.11

         Total from Investment Activities        (4.08)             3.18

Distributions
     Net investment income                       (0.18)            (0.06)
     In excess of net investment income             --             (0.01)
     Net realized gains                          (2.55)               --

         Total Distributions                     (2.73)            (0.07)

Net Asset Value, End of Period                 $ 26.84           $ 33.65

Total Return (excludes sales charge)            (13.07)%           10.44%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)              $30,931           $15,005
Ratio of expenses to average net assets           0.99%             0.87%<F7>
Ratio of net investment income
   to average net assets                          0.45%             0.43%<F7>
Ratio of expenses to
   average net assets<F1>                         1.14%             1.46%<F7>
Ratio of net investment income
   (loss) to average net assets<F1>               0.30%            (0.16)%<F7>
Portfolio turnover<F6>                              58%               28%


<F1>  During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
<F2>  Period from commencement of operations.
<F3>  Effective April 1, 1999, the Gradison Established Value Fund became the Victory Established Value Fund.
      Financial highlights prior to April 1, 1999 represent the Gradison Established Value Fund.
<F4>  Not annualized.
<F5>  There were no fee reductions during the period.
<F6>  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
<F7>  Annualized.





                                                                              Established Value Fund

                                                                                   Class G Shares

                                                                              April 1,
                                                Year            Year            1999           Year          Year          Year
                                                Ended           Ended            to            Ended         Ended         Ended
                                             October 31,     October 31,     October 31,     March 31,     March 31,     March 31,
                                                2001            2000           1999<F3>        1999          1998          1997


Net Asset Value, Beginning of Period          $  33.63        $  34.31        $  31.34       $  33.94      $  28.83      $  27.57

Investment Activities
     Net investment income                        0.09            0.06            0.02           0.29          0.46          0.44
     Net realized and unrealized gain
       (loss) on investments                     (4.26)           3.43            2.98          (0.71)         7.70          3.62

         Total from Investment Activities        (4.17)           3.49            3.00          (0.42)         8.16          4.06

Distributions
     Net investment income                       (0.11)          (0.06)          (0.03)         (0.30)        (0.48)        (0.45)
     In excess of net investment income             --           (0.01)             --             --            --            --
     Net realized gains                          (2.55)          (4.10)             --          (1.88)        (2.57)        (2.35)

         Total Distributions                     (2.66)          (4.17)          (0.03)         (2.18)        (3.05)        (2.80)

Net Asset Value, End of Period                $  26.80        $  33.63        $  34.31       $  31.34      $  33.94      $  28.83

Total Return (excludes sales charge)            (13.35)%         11.26%           9.59%<F4>     (1.01)%       29.67%        15.14%

Ratios/Supplemental Data:
Net Assets at end of period (000)             $301,103        $399,953        $469,288       $478,984      $567,255      $429,726
Ratio of expenses to average net assets           1.19%           1.10%           1.10%<F7>      1.09%         1.10%         1.12%
Ratio of net investment income
   to average net assets                          0.32%           0.20%           0.03%<F7>      0.92%         1.44%         1.57%
Ratio of expenses to
   average net assets<F1>                         1.35%           1.26%           1.27%<F7>      <F5>          <F5>          <F5>
Ratio of net investment income
   (loss) to average net assets<F1>               0.16%           0.04%          (0.14)%<F7>     <F5>          <F5>          <F5>
Portfolio turnover<F6>                              58%             28%             11%            37%           20%           31%


<F1>  During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
<F2>  Period from commencement of operations.
<F3>  Effective April 1, 1999, the Gradison Established Value Fund became the Victory Established Value Fund.
      Financial highlights prior to April 1, 1999 represent the Gradison Established Value Fund.
<F4>  Not annualized.
<F5>  There were no fee reductions during the period.
<F6>  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
<F7>  Annualized.



                  See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
Special Value Fund                            October 31, 2001
(Amounts in Thousands, Except Shares)

                                          Shares or
                                          Principal     Market
Security Description                       Amount       Value

Commercial Paper (4.7%)

Household Finance, 2.62%, 11/1/01         $  9,608    $  9,608

Total Commercial Paper (Cost $9,608)                     9,608

Common Stocks (93.8%)

Apparel (1.7%):
Jones Apparel Group, Inc. (b)              127,100       3,508

Automotive Parts (2.0%):
BorgWarner, Inc.                            47,000       2,008
Lear Corp. (b)                              67,000       2,057

                                                         4,065

Banks (6.8%):
City National Corp.                         59,751       2,450
Marshall & Ilsley Corp.                     58,200       3,413
Mercantile Bankshares Corp.                 88,600       3,386
North Fork Bancorporation                  152,000       4,242

                                                        13,491

Brokerage Services (1.2%):
A. G. Edwards, Inc.                         63,000       2,491

Building Materials (2.7%):
Dycom Industries, Inc. (b)                 178,000       2,128
Martin Marietta Materials                   44,224       1,765
York International Corp.                    52,000       1,593

                                                         5,486

Chemicals (3.8%):
Lubrizol Corp.                              74,000       2,082
Minerals Technologies, Inc.                 30,500       1,247
RPM, Inc.                                  198,000       2,406
Solutia, Inc.                              170,154       2,042

                                                         7,777

Commercial Services (0.5%):
Plexus Corp. (b)                            41,000       1,025

Computers -- Integrated Systems (1.9%):
Diebold, Inc.                              108,102       3,924

Electronic & Electrical -- General (1.4%):
Vishay Intertechnology, Inc. (b)           150,012       2,831

Electronics (2.6%):
Parker-Hannifin Corp.                       48,900       1,756
SCI Systems, Inc. (b)                       97,756       1,985
Waters Corp. (b)                            42,700       1,515

                                                         5,256

Financial & Insurance (5.3%):
AMBAC Financial Group, Inc.                 92,858       4,457
Fidelity National Financial, Inc.           60,000       1,381
PMI Group, Inc.                             86,874       4,817

                                                        10,655

Food Processing & Packaging (2.1%):
McCormick & Co., Inc. (non voting)          64,900       2,840
Sensient Technologies Corp.                 89,600       1,457

                                                         4,297

                                                       Market
Security Description                        Shares     Value

Forest Products --
   Lumber & Paper (1.0%):
Bowater, Inc.                               46,200    $  2,066

Health Care (7.0%):
Health Management Associates, Inc.,
   Class A (b)                             179,299       3,495
Omnicare, Inc.                             286,438       5,695
Steris Corp. (b)                           123,699       2,771
Trigon Healthcare, Inc. (b)                 34,000       2,087

                                                        14,048

Home Furnishings (1.5%):
Furniture Brands International, Inc. (b)   124,000       2,977

Insurance -- Multi-Line (4.6%):
Allmerica Financial Corp.                   36,200       1,412
Horace Mann Educators Corp.                104,800       1,986
Principal Financial Group (b)              107,499       2,419
Protective Life Corp.                      129,284       3,561

                                                         9,378

Manufacturing -- Capital Goods (1.4%):
American Standard Cos. (b)                  47,700       2,762

Manufacturing -- Miscellaneous (1.9%):
Pentair, Inc.                              120,606       3,829

Medical Equipment & Supplies (1.8%):
Dentsply International, Inc.                82,700       3,721

Medical Supplies (1.2%):
Apogent Technologies, Inc. (b)             107,999       2,529

Metals -- Fabrication (1.0%):
Kennametal, Inc.                            59,705       2,100

Newspapers (1.7%):
A.H. Belo Corp.                            196,700       3,364

Office Equipment & Supplies (0.9%):
Herman Miller, Inc.                         83,300       1,762

Oil & Gas Exploration,
   Production & Services (4.9%):
BJ Services Co. (b)                         54,198       1,387
Cooper Cameron Corp. (b)                    47,000       1,833
Nabors Industries, Inc. (b)                 41,900       1,288
Noble Affiliates, Inc.                     109,000       4,030
Transocean Sedco Forex, Inc.                44,418       1,339

                                                         9,877

Oil Marketing & Refining (1.6%):
Murphy Oil Corp.                            13,400       1,065
Ultramar Diamond Shamrock Corp.             43,000       2,152

                                                         3,217

Pipelines (1.5%):
Questar Corp.                              139,900       3,078

Radio (1.0%):
Westwood One, Inc. (b)                      82,000       1,951

Railroads (0.6%):
Norfolk Southern Corp.                      75,000       1,256

                  See notes to financial statements.

Special Value Fund                            October 31, 2001
(Amounts in Thousands, Except Shares)

                                                       Market
Security Description                        Shares     Value

Real Estate Investment Trusts (2.1%):
Equity Residential Properties Trust         89,400    $  2,320
Simon Property Group, Inc.                  68,000       1,870

                                                         4,190

Restaurants (1.6%):
Brinker International, Inc. (b)            131,000       3,327

Retail (3.7%):
American Eagle Outfitters (b)              103,800       2,844
Dollar Tree Stores, Inc. (b)                76,000       1,708
Ross Stores, Inc.                           94,400       2,955

                                                         7,507

Savings & Loans (0.5%):
Astoria Financial Corp.                     19,000         990

Semiconductors (2.7%):
Integrated Device Technology, Inc. (b)     104,000       2,896
International Rectifier Corp. (b)           71,200       2,500

                                                         5,396

Software & Computer Services (1.9%):
Cadence Design Systems, Inc. (b)           125,998       2,663
Parametric Technology Corp. (b)            179,000       1,255

                                                         3,918

Staffing (0.7%):
Manpower, Inc.                              49,000       1,399

Steel (0.9%):
AK Steel Holding Corp.                     203,300       1,850

Telecommunications -- Equipment (2.6%):
ADC Telecommunications, Inc. (b)           310,000       1,411
Harris Corp.                               112,100       3,842

                                                         5,253

Tools & Hardware Manufacturing (1.1%):
Snap-on, Inc.                               82,000       2,194

Trucking & Leasing (1.1%):
CNF Transportation, Inc.                    30,214         667
GATX Corp.                                  55,702       1,474

                                                         2,141

                                                       Market
Security Description                        Shares     Value

Utilities -- Electric (4.4%):
DPL, Inc.                                  107,151    $  2,464
DQE, Inc.                                   70,300       1,315
SCANA Corp.                                 86,358       2,224
TECO Energy, Inc.                          115,000       2,961

                                                         8,964

Utilities -- Natural Gas (3.6%):
Keyspan Corp.                              111,750       3,708
Utilicorp United, Inc.                     121,000       3,585

                                                         7,293

Utilities -- Telecommunications (1.3%):
Broadwing, Inc. (b)                        290,700       2,692

Total Common Stocks (Cost $182,654)                    189,835

Depositary Receipts (2.0%)

Biotech Holders Trust (b)                   19,500       2,467
Midcap SPDR Trust Series 1                  18,000       1,488

Total Depositary Receipts (Cost $4,465)                  3,955

Total Investments (Cost $196,727) (a) -- 100.5%        203,398

Liabilities in excess of other assets -- (0.5)%          (990)

TOTAL NET ASSETS -- 100.0%                            $202,408

(a) Represents cost for financial reporting purposes and primarily differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $2,349. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                          $ 19,979
    Unrealized depreciation                           (15,657)

    Net unrealized appreciation                      $  4,322

(b) Non-income producing securities.

                  See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
Small Company Opportunity Fund                October 31, 2001
(Amounts in Thousands, Except Shares)

                                          Shares or
                                          Principal     Market
Security Description                       Amount       Value

Commercial Paper (2.2%)

Household Finance, 2.62%, 11/1/01         $  2,647    $  2,647

Total Commercial Paper (Cost $2,647)                     2,647

Common Stocks (97.3%)

Aerospace/Defense Equipment (1.8%):
Curtiss-Wright Corp.                        26,125       1,210
Triumph Group, Inc. (b)                     37,950         975

                                                         2,185

Apparel (3.3%):
Gildan Activewear, Inc., Class A (b)       130,000       1,488
Men's Wearhouse, Inc. (b)                   60,700       1,206
Phillips-Van Heusen Corp.                  137,650       1,176

                                                         3,870

Apparel/Footwear (1.5%):
Timberland Co. (b)                          53,000       1,721

Automotive (1.0%):
Group 1 Automotive, Inc. (b)                19,850         532
Sonic Automotive, Inc. (b)                  41,300         686

                                                         1,218

Automotive Parts (0.6%):
BorgWarner, Inc.                            17,000         726

Banks (11.6%):
Chittenden Corp.                            87,500       2,165
Greater Bay Bancorp                         65,650       1,496
Irwin Financial Corp.                       64,900       1,006
Mercantile Bankshares Corp.                 42,050       1,607
R&G Finanical Corp.                        144,100       2,670
Republic Bancorp, Inc.                     104,000       1,534
Sandy Spring Bancorp, Inc.                  49,500       2,000
Texas Regional Bancshares, Inc.             32,500       1,089

                                                        13,567

Building Materials (3.6%):
ABM Industries, Inc.                        65,000       1,775
Genlyte Group, Inc. (b)                     55,000       1,474
Universal Forest Products, Inc.             60,400       1,026

                                                         4,275

Chemicals (2.7%):
Cambrex Corp.                               40,000       1,480
OM Group, Inc.                              28,750       1,741

                                                         3,221

Conglomerates (1.1%):
Quixote Corp.                               57,125       1,265

Construction (1.7%):
EMCOR Group, Inc (b)                        50,750       1,985

Consulting Services (1.6%):
Maximus, Inc. (b)                           46,250       1,902

                                                        Market
Security Description                        Shares      Value

Distribution/Wholesale (4.2%):
Advanced Marketing Services, Inc.          165,000    $  2,557
Handleman Co. (b)                           87,100       1,071
United Stationers, Inc. (b)                 47,000       1,318

                                                         4,946

Electronics (2.2%):
C&D Technologies, Inc.                      63,750       1,321
Technitrol, Inc.                            50,000       1,244

                                                         2,565

Food Distributors, Supermarkets
   & Wholesalers (1.0%):
United Natural Foods, Inc. (b)              57,400       1,188

Health Care (3.6%):
Sunrise Assisted Living, Inc. (b)           93,050       2,781
Universal Health Services, Inc. (b)         37,350       1,509

                                                         4,290

Home Building (1.3%):
Meritage Corp. (b)                          33,850       1,493

Instruments -- Scientific (0.8%):
FEI Co. (b)                                 34,800         939

Insurance (4.9%):
Delphi Financial Group, Inc.                46,650       1,418
Philadelphia Consolidated
   Holding Corp. (b)                        48,750       1,911
State Auto Financial Corp.                  65,700         927
Triad Guaranty, Inc. (b)                    48,100       1,585

                                                         5,841

Machine --Diversified (2.8%):
JLG Industries, Inc.                       100,000         990
Stewart & Stevenson Services, Inc.          65,050         961
Thomas Industries, Inc.                     60,000       1,394

                                                         3,345

Manufacturing --Diversified (1.3%):
Ameron International Corp.                  24,150       1,584

Medical Equipment & Supplies (2.0%):
Cooper Cos., Inc.                           36,000       1,728
PolyMedica Corp. (b)                        40,100         662

                                                         2,390

Metals --Fabrication (2.8%):
Maverick Tube Corp. (b)                     89,350       1,081
Mueller Industries, Inc. (b)                75,000       2,171

                                                         3,252

Networking Products (1.3%):
Anixter International, Inc. (b)             60,000       1,488

Oil & Gas Exploration,
   Production & Services (2.1%):
Patina Oil & Gas Corp.                      48,400       1,304
Vintage Petroleum, Inc.                     69,000       1,207

                                                         2,511

                  See notes to financial statements.

Small Company Opportunity Fund                October 31, 2001
(Amounts in Thousands, Except Shares)

                                                        Market
Security Description                        Shares      Value

Oil Marketing & Refining (1.4%):
Frontier Oil Corp.                          89,750    $  1,705

Pharmaceuticals (3.1%):
Alpharma, Inc., Class A                     55,775       1,545
Medicis Pharmaceutical Corp.,
   Class A (b)                              36,000       2,077

                                                         3,622
Physical Therapy (0.9%):
RehabCare Group, Inc. (b)                   41,150       1,045

Real Estate Investment Trusts (4.1%):
AMLI Residential Properties Trust           50,000       1,167
Bedford Property Investors, Inc.            60,000       1,228
Cousins Properties, Inc.                    53,500       1,295
National Golf Properties, Inc.              75,000       1,130

                                                         4,820

Restaurants (1.6%):
O'Charley's, Inc. (b)                      120,000       1,919

Retail -- Discount (3.3%):
BJ's Wholesale Club, Inc. (b)               40,600       2,062
Fred's, Inc.                                55,800       1,827

                                                         3,889

Savings & Loans (8.1%):
Downey Financial Corp.                      29,000       1,019
FirstFed Financial Corp. (b)                67,150       1,493
Flagstar Bancorp, Inc.                      75,500       1,891
ITLA Capital Corp. (b)                     100,000       1,869
PFF Bancorp, Inc.                           60,000       1,500
Roslyn Bancorp, Inc.                        96,900       1,759

                                                         9,531

Shipping (1.4%):
Overseas Shipholding Group, Inc.            68,800       1,712

Software & Computer Services (2.1%):
MCSi, Inc. (b)                              89,250       1,964
SERENA Software, Inc. (b)                   30,275         489

                                                         2,453

                                                        Market
Security Description                        Shares      Value

Steel Producers (1.5%):
Reliance Steel & Aluminum Co.               75,000    $  1,736

Telecommunications (0.7%):
Black Box Corp. (b)                         18,750         844

Telecommunications --Equipment (1.0%):
Tollgrade Communications, Inc. (b)          44,850       1,143

Toys (0.6%):
JAKKS Pacific, Inc. (b)                     38,100         718

Trucking & Leasing (2.6%):
Forward Air Corp. (b)                       64,000       1,686
Landstar System, Inc. (b)                   20,000       1,433

                                                         3,119

Utilities --Electric (1.3%):
Public Service Co. of New Mexico            63,900       1,566

Utilities --Natural Gas (2.8%):
Cascade Natural Gas Corp.                   88,300       1,784
Energen Corp.                               61,200       1,499

                                                         3,283

Total Common Stocks (Cost $100,938)                    114,872

Total Investments (Cost $103,585) (a) -- 99.5%         117,519

Other assets in excess of liabilities -- 0.5%              608

TOTAL NET ASSETS -- 100.0%                            $118,127

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                           $21,961
    Unrealized depreciation                            (8,027)

    Net unrealized appreciation                       $13,934

(b) Non-income producing securities.

                  See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
International Growth Fund                     October 31, 2001
(Amounts in Thousands, Except Shares)

                                          Shares or
                                          Principal     Market
Security Description                       Amount       Value

Commercial Paper (5.5%)

United States (5.5%):
Household Finance, 2.62%, 11/1/01         $  5,343     $ 5,343

Total Commercial Paper (Cost $5,343)                     5,343

Common Stocks (93.1%)

Australia (4.0%):
Banks (0.5%):
Westpac Banking Corp.                       60,400         451

Commercial Services (0.4%):
Mayne Nickless Ltd.                        114,060         429

Food -- Retail (0.4%):
Foodland Associated Ltd.                    67,480         389

Gaming (0.5%):
TABCORP Holdings Ltd.                       94,080         474

Metals & Mining (0.0%):
Pasminco Ltd. (b)                          459,580           0

Mining (0.9%):
Broken Hill Proprietary Ltd.                95,630         430
Lihir Gold Ltd. (b)                        706,120         420

                                                           850

Multimedia (0.5%):
News Corp. Ltd.                             71,689         495

Retail (0.4%):
Harvey Norman Holdings Ltd                 261,360         438

Transportation (0.4%):
Toll Holdings Ltd.                          29,839         407

Total Australia                                          3,933

Belgium (1.6%):
Banking (0.6%):
Dexia                                       34,900         539

Diversified Financial Services (1.0%):
Fortis                                      41,340         976

Total Belgium                                            1,515

Brazil (0.5%):
Commercial Banking (0.1%):
Unibanco, GDR                                6,500         102

Food Distributors, Supermarkets
   & Wholesalers (0.1%):
Companhia Brasileira de Distribuicao
   Grupo Pao de Acucar, ADR                  6,000          91

Utilities -- Electric (0.1%):
CIA Paranese de Energia, ADR                22,000         106

Utilities -- Telecommunications (0.2%):
Telecomunicacoes Brasileiras SA,
   ADR (b)                                   6,000           0
Telecomunicacoes Brasileiras-Telebras
   SA, ADR                                   6,100         158

                                                           158

Total Brazil                                               457

                                                        Market
Security Description                        Shares      Value

Britain (19.9%):
Banks (5.3%):
Barclays PLC                                40,030     $ 1,202
HBOS PLC                                    82,655         932
HSBC Holdings PLC                          103,700       1,136
Lloyds TSB Group PLC                        61,020         615
Royal Bank of Scotland Group PLC            55,030       1,317

                                                         5,202

Beverages (0.5%):
Diageo PLC                                  47,670         476

Food Distributors, Supermarkets
   & Wholesalers (1.6%):
Compass Group PLC                           90,340         655
Tesco PLC                                  268,885         946

                                                         1,601

Food -- Retail (0.7%):
Safeway PLC                                136,130         692

Household Products (0.4%):
Reckitt Benckiser PLC                       29,795         416

Insurance (0.3%):
Prudential PLC                              28,760         301

Oil & Gas Exploration,
   Production & Services (3.5%):
British Petroleum Co. PLC                  336,700       2,720
Centrica PLC                               226,700         723

                                                         3,443

Pharmaceuticals (4.4%):
AstraZeneca PLC                             24,600       1,109
GlaxoSmithKline PLC                        118,670       3,191

                                                         4,300

Publishing (0.5%):
Reed International PLC                      58,400         478

Telecommunications (2.7%):
Vodafone Airtouch PLC                    1,140,386       2,637

Total Britain                                           19,546

Canada (4.1%):
Diversified (0.3%):
Bombadier, Inc., Class B                    44,000         286

Insurance -- Multi-Line (1.2%):
Sun Life Financial Services                 57,884       1,204

Oil & Gas Exploration,
   Production & Services (2.2%):
Suncor Energy, Inc.                         68,200       2,080

Railroads (0.4%):
Canadian National Railway Co.               10,750         431

Total Canada                                             4,001

Chile (0.2%):
Utilities -- Electric (0.2%):
Endesa, ADR                                 20,000         174

Total Chile                                                174

                  See notes to financial statements.

International Growth Fund                     October 31, 2001
(Amounts in Thousands, Except Shares)

                                                        Market
Security Description                        Shares      Value

Finland (1.3%):
Telecommunications -- Equipment (1.3%):
Nokia OYJ                                   61,740     $ 1,292

Total Finland                                            1,292

France (14.4%):
Automotive (0.4%):
Peugeot SA                                   8,400         342

Banks (1.0%):
Banque Nationale de Paris                   11,230         935

Building Materials (0.7%):
Lafarge SA                                   7,930         705

Computer Services (0.4%):
Atos Origin SA (b)                           4,905         358

Computers & Peripherals (0.4%):
Cap Gemini SA                                6,200         349

Cosmetics (0.5%):
L'Oreal SA                                   7,710         533

Electronic & Electrical-General (0.6%):
Thomson Multimedia (b)                      25,940         620

Food -- Diversified (0.3%):
Groupe Danone                                2,545         295

Food -- Retail (0.9%):
Carrefour Supermarche                        7,290         373
Sodexho Alliance SA                         10,095         476

                                                           849

Machinery & Engineering (0.5%):
Alstom                                      33,900         518

Machinery -- Electrical (0.2%):
Schneider Electric SA                        5,970         239

Multimedia (0.9%):
Vivendi Universal SA                        19,130         894

Oil & Gas Exploration,
   Production & Services (2.1%):
Total Fina SA, Class B                      14,035       1,971

Pharmaceuticals (2.2%):
Aventis SA                                  19,360       1,424
Sanofi-Synthelabo SA                         9,940         656

                                                         2,080

Retail -- Department Stores (1.9%):
Castorama Dubois Investissement SA          19,200         915
Pinault-Printemps-Redoute SA                 8,540         984

                                                         1,899

Utilities -- Telecommunications (0.3%):
France Telecom SA                            9,060         338

Water Utility (1.1%):
Suez SA                                     34,150       1,074

Total France                                            13,999

Germany (5.0%):
Banks (0.2%):
Deutsche Bank AG, Registered                 4,250         235

                                                        Market
Security Description                        Shares      Value

Chemicals -- Diversified (0.7%):
BASF AG                                      4,220     $   142
Henkel KGaA                                  8,970         529

                                                           671

Insurance (1.8%):
Allianz AG, Registered                       2,990         703
Muenchner Rueckver AG                        4,010       1,060

                                                         1,763

Manufacturing -- Miscellaneous (1.2%):
E.On AG                                     21,830       1,131

Medical Equipment & Supplies (0.4%):
Fresenius AG, Preferred                      4,900         395

Telecommunications (0.7%):
Deutsche Telekom AG                         44,210         681

Total Germany                                            4,876

Hong Kong (2.2%):
Advertising (0.2%):
Roadshow Holdings Ltd. (b)                 632,000         150

Airlines (0.1%):
Cathay Pacific Airways Ltd.                124,000         126

Banks (0.4%):
Hang Seng Bank                              38,500         386

Diversified (0.3%):
Hutchison Whampoa Ltd.                      34,000         276

Electric Integrated (0.5%):
Hongkong Electric Holdings Ltd.            107,000         406

Oil & Gas Exploration,
   Production & Services (0.3%):
CNOOC Ltd.                                 340,000         333

Real Estate (0.2%):
Sun Hung Kai Properties Ltd.                30,000         184

Telecommunications (0.2%):
China Mobile Ltd. (b)                       79,500         241

Total Hong Kong                                          2,102

Israel (0.5%):
Banks (0.3%):
Bank Hapoalim Ltd.                         140,000         272

Internet Security (0.2%):
Check Point Software
   Technologies Ltd. (b)                     8,300         245

Total Israel                                               517

Italy (3.9%):
Insurance (1.3%):
Assicurazioni Generali                      45,320       1,243

Oil-Integrated Companies (0.6%):
ENI SPA                                     44,900         563

Retail -- Specialty Stores (0.6%):
Bulgari SPA                                 75,072         575

                  See notes to financial statements.

International Growth Fund                     October 31, 2001
(Amounts in Thousands, Except Shares)

                                                        Market
Security Description                        Shares      Value

Utilities -- Telecommunications (1.4%):
Telecom Italia Mobile SPA                   75,265     $   410
Telecom Italia SPA                         126,000       1,052

                                                         1,462

Total Italy                                              3,843

Japan (15.9%):
Audio/Video Products (0.1%):
Pioneer Corp.                                5,000          96

Automobile Parts (0.1%):
Denso Corp.                                  7,000         101

Automotive (1.4%):
Honda Motor Co. Ltd.                         7,100         255
Nissan Motor Co. Ltd.                       66,000         291
Toyota Motor Corp.                          33,000         801

                                                         1,347

Banks (1.4%):
Mitsubishi Tokyo Financial Group, Inc. (b)      72         535
Mizuho Holdings, Inc.                           65         196
Sumitomo Mitsui Banking Corp.               70,000         433
The Sumitomo Trust & Banking Co. Ltd.       12,000          67
UFJ Holdings, Inc. (b)                          29         129

                                                         1,360

Beverages (0.1%):
Kirin Beverage Corp.                         4,300          84

Brokerage Services (0.5%):
Nomura Securities Co. Ltd.                  37,000         487

Building & Construction (0.1%):
Daiwa House Industry Co. Ltd.               13,000          88

Building Materials (0.2%):
Asahi Glass Co. Ltd.                        39,000         210

Chemicals -- General (0.6%):
Shin-Etsu Chemical Co.                       9,100         299
Sumitomo Chemical Co. Ltd.                  56,000         214
Takasago International Corp.                17,000          87

                                                           600

Computers -- Integrated Systems (0.1%):
CAC Corp.                                    2,600         113

Cosmetics & Related (0.6%):
KAO Corp.                                   20,000         474
KOSE Corp.                                   2,900          94

                                                           568

Electronic & Electrical -- General (2.9%):
Anritsu Corp.                               10,000          80
Canon, Inc.                                 15,000         436
Hitachi Ltd.                                34,000         232
Kyocera Corp.                                2,100         143
Matsushita Electric Industrial Co. Ltd.     22,000         261
Murata Manufacturing Co. Ltd.                3,200         201
NEC Corp.                                   21,000         190
Ricoh Co. Ltd.                              17,000         283
Sanyo Electric Co. Ltd.                     37,000         177
Secom                                        5,000         260

                                                        Market
Security Description                        Shares      Value

Sharp Corp.                                 14,000     $   145
Sony Corp.                                   9,400         355
Toshiba Corp.                               37,000         137

                                                         2,900

Engineering (0.1%):
JGC Corp.                                   12,000          85

Entertainment (0.3%):
Konami Corp.                                 3,400         106
Nintendo Co. Ltd.                            1,300         200

                                                           306

Financial Services (0.4%):
Daiwa Securities Group, Inc.                10,000          65
Nikko Cordial Corp                          17,000          92
Promise Co. Ltd.                             3,100         201

                                                           358

Food -- Diversified (0.4%):
Ajinomoto Co., Inc.                         22,000         238
Toyo Suisan Kaisha, Ltd.                    16,000         154

                                                           392

Gas & Electric Utility (0.1%):
Osaka Gas Co., Ltd.                         26,000          79

Insurance (0.3%):
The Tokio Marine & Fire Insurance
   Co., Ltd.                                31,000         254

Manufacturing -- Diversified (0.5%):
Mitsubishi Heavy Industries Ltd.            64,000         215
Miura Co., Ltd.                             19,900         257

                                                           472

Medical Supplies (0.1%):
Hoya Corp.                                   1,200          72

Pharmaceuticals (0.9%):
Eisai Co., Ltd.                              3,000          77
Takeda Chemical Industries                  17,000         823

                                                           900

Photography (0.3%):
Fuji Photo Film Co. Ltd.                    10,000         330

Printing (0.1%):
Dai Nippon Printing Co., Ltd.                9,000          96

Real Estate (0.2%):
Mitsubishi Estate Co. Ltd.                  11,000         108
Mitsui Fudosan Co. Ltd.                      9,000          91

                                                           199

Retail (0.6%):
Ito-Yokado Co. Ltd.                          4,000         176
JUSCO Co. Ltd.                              11,000         237
Seven-Eleven Japan Co., Ltd.                 4,000         174

                                                           587

Retail -- Department Stores (0.3%):
Isetan Co. Ltd.                             20,000         213
Marui Co. Ltd.                               7,000          95

                                                           308

                  See notes to financial statements.

International Growth Fund                     October 31, 2001
(Amounts in Thousands, Except Shares)

                                                        Market
Security Description                        Shares      Value

Semiconductors (0.2%):
Rohm Co. Ltd.                                1,400     $   149

Steel (0.0%):
Kawasaki Steel Corp.                        41,000          41

Trading Company (0.4%):
Mitsubishi Corp.                            32,000         245
Mitsui & Co., Ltd.                          18,000         106

                                                           351

Transportation (0.7%):
East Japan Railway Co.                          63         367
West Japan Railway Co.                          37         203
Yamato Transport Co., Ltd.                   7,000         131

                                                           701

Utilities -- Electric (0.8%):
Chubu Electric Power Co., Inc.               6,000         129
Kansai Electric Power Co.                    8,600         142
Tokyo Electric Power Co., Inc.              19,000         472

                                                           743

Utilities -- Gas (0.1%):
Tokyo Gas Co. Ltd.                          34,000         106

Utilities -- Telecommunications (0.8%):
Nippon Telegraph & Telephone Corp.              59         243
NTT Data Corp.                                  18          79
NTT Mobile Communications
   Network, Inc.                                36         488

                                                           810
Wire & Cable Products (0.2%):
Sumitomo Electric Industries Ltd.           23,000         195

Total Japan                                             15,488

Korea (1.8%):
Banks (0.5%):
H&CB, ADR                                   37,800         491

Electronic & Electrical-General (0.7%):
Samsung Electronics, GDR                     3,880         292
Samsung Electronics, GDR                       270          20
Samsung SDI Co., Ltd., GDR                  34,400         362

                                                           674

Steel (0.4%):
Pohang Iron & Steel Co., Ltd., ADR          23,100         396

Telecommunications -- Equipment (0.2%):
Korea Telecom, ADR                          10,800         225

Total Korea                                              1,786

Malaysia (1.5%):
Commercial Banking (0.3%):
Malayan Banking Berhad                     193,500         362

Engineering (0.4%):
Gamuda Berhad                              310,000         364

Gaming (0.4%):
Genting Berhad                             157,000         384

                                                        Market
Security Description                        Shares      Value

Telecommunications (0.4%):
Telekom Malaysia Berhad                    160,000     $   368

Total Malaysia                                           1,478

Mexico (0.9%):
Financial Services (0.2%):
Grupo Financiero Bancomer, Class O (b)     240,000         181

Retail (0.2%):
Controladora Comercial Mexicana
   SA de CV                                290,000         176

Telecommunications -- Equipment (0.2%):
Telefonos De Mexico SA, Series L           100,000         171

Television (0.2%):
TV Azteca SA de CV                         700,000         212

Utilities -- Telecommunications (0.1%):
America Movil SA de CV                     170,000         127

Total Mexico                                               867

Netherlands (4.0%):
Electronic & Electrical -- General (0.4%):
Philips Electronics NV                      18,070         411

Food Products (1.0%):
Unilever NV                                 18,065         947

Food -- Retail (0.3%):
Koninklijke Ahold NV                        10,200         287

Multimedia (0.4%):
VNU NV                                      14,200         414

Oil & Gas Exploration,
   Production & Services (1.9%):
Royal Dutch Petroleum Co.                   35,440       1,804

Total Netherlands                                        3,863

New Zealand (0.3%):
Casino & Gambling (0.1%):
Sky City Entertainment Group Ltd.           22,620         115

Retail (0.2%):
The Warehouse Group Ltd.                    61,439         165

Total New Zealand                                          280

Poland (0.2%):
Electronic & Electrical -- General (0.2%):
Elektrim SA (b)                             38,000         191

Total Poland                                               191

Russia (0.5%):
Oil-Integrated Companies (0.5%):
Lukoil Holding, ADR                         10,400         462

Total Russia                                               462

Singapore (1.6%):
Banks (0.4%):
DBS Group Holdings Ltd.                     60,000         342

Electronics (0.4%):
Venture Manufacturing Ltd.                  68,000         360

                  See notes to financial statements.

International Growth Fund                     October 31, 2001
(Amounts in Thousands, Except Shares)

                                                        Market
Security Description                        Shares      Value

Real Estate (0.2%):
Keppel Land Ltd.                           288,000     $   227

Shipbuilding (0.4%):
Sembcorp Marine Ltd.                       877,000         421

Telecommunications (0.2%):
Keppel Telecommunications &
   Transportation Ltd.                     298,000         178

Total Singapore                                          1,528

South Africa (1.2%):
Diversified Industrials (0.5%):
Remgro Ltd.                                 70,000         476

Mining (0.3%):
Gold Fields Ltd.                            70,000         318

Telecommunications (0.4%):
M-CELL Ltd.                                250,000         396

Total South Africa                                       1,190

Spain (1.2%):
Banks (0.3%):
Banco Bilbao Vizcaya SA                     26,200         293

Utilities -- Telecommunications (0.9%):
Telefonica SA (b)                           71,613         861

Total Spain                                              1,154

Sweden (0.7%):
Security Services (0.4%):
Securitas AB, B Shares                      22,150         369

Telecommunications -- Equipment (0.3%):
Telefonaktiebolaget LM Ericcson,
   B Shares                                 75,650         329

Total Sweden                                               698

Switzerland (4.9%):
Banks (0.7%):
UBS AG, Registered                          13,670         636

Food Processing & Packaging (1.9%):
Nestle SA, Registered                        9,040       1,877

Insurance (0.5%):
Swiss Re (Registered)                        4,805         494
Swiss Reinsurance Rights                     4,805          --

                                                           494

Pharmaceuticals (1.8%):
Novartis AG, Registered                     42,620       1,596
Roche Holding AG                             2,465         171

                                                         1,767

Total Switzerland                                        4,774

Taiwan (0.3%):
Semiconductors (0.3%):
Taiwan Semiconductor, ADR (b)               23,576         304
United Microelectronics Corp. (b)            5,070          29

Total Taiwan                                               333


                                          Shares or
                                          Principal     Market
Security Description                        Amount      Value

Thailand (0.2%):
Banks (0.2%):
Bangkok Bank Public Co. Ltd. (b)           218,000     $   206

Total Thailand                                             206

Turkey (0.3%):
Media (0.3%):
Dogan Yayin Holding (b)                470,000,000         298

Total Turkey                                               298

Total Common Stocks (Cost $100,392)                     90,851

Convertible Bonds (1.0%)

Banks (1.0%):
Mitsubishi Bank International Finance
   Bermuda, 3.00%, 11/30/02               $    943         947

Total Convertible Bonds (Cost $943)                        947

Total Investments (Cost $106,678) (a) -- 99.6%          97,141

Other assets in excess of liabilities -- 0.4%              360

TOTAL NET ASSETS -- 100.0%                             $97,501

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of market to market adjustments for passive foreign investment companies and the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $3,857. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                          $  2,780
    Unrealized depreciation                           (16,175)

    Net unrealized depreciation                      $(13,395)

(b) Non-income producing securities.

Securities in this portfolio may be restrictred as to resale to institutional investors only, in accordance with the Securities Act of 1933.

ADR -- American Depositary Receipts

GDR -- Global Depositary Receipts

                  See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
Nasdaq-100 Index(R) Fund                      October 31, 2001
(Amounts in Thousands, Except Shares)

                                         Shares or
                                         Principal      Market
Security Description                       Amount       Value

Commercial Paper (7.1%)

Household Finance, 2.62%, 11/1/01         $    921     $   921

Total Commercial Paper (Cost $921)                         921

Common Stocks (84.7%)

Advertising (0.3%):
TMP Worldwide, Inc. (b)                      1,381          41

Automotive (0.4%):
PACCAR, Inc.                                 1,009          53

Biotechnology (11.1%):
Abgenix, Inc. (b)                              961          29
Amgen, Inc. (b)                              5,726         326
Biogen, Inc. (b)                             2,142         118
Chiron Corp. (b)                             3,116         168
Genzyme Corp. (b)                            3,054         165
Gilead Sciences, Inc. (b)                    1,085          68
Human Genome Sciences, Inc. (b)              1,489          63
IDEC Pharmaceuticals Corp. (b)               1,937         116
Immunex Corp. (b)                            8,595         205
MedImmune, Inc. (b)                          2,683         105
Millennium Pharmaceuticals, Inc. (b)         2,826          72

                                                         1,435

Commercial Services (3.2%):
Cintas Corp.                                 2,389          97
Concord EFS, Inc. (b)                        6,658         181
Paychex, Inc.                                4,165         134

                                                           412

Computers & Peripherals (8.6%):
3Com Corp. (b)                               2,059           9
Apple Computer, Inc. (b)                     5,741         101
Cisco Systems, Inc. (b)                     30,673         518
Dell Computer Corp. (b)                     11,236         269
Network Appliance, Inc. (b)                  4,053          54
Sun Microsystems, Inc. (b)                  16,619         169

                                                         1,120

Distribution/Wholesale (0.8%):
Costco Wholesale Corp. (b)                   2,787         105

Electronic & Electrical -- General (1.7%):
Flextronics International Ltd. (b)           6,145         122
Gemstar-TV Guide International, Inc. (b)     5,065         103

                                                           225

Electronics (1.7%):
JDS Uniphase Corp. (b)                      15,914         127
Molex, Inc.                                  1,142          33
Sanmina Corp. (b)                            4,015          61

                                                           221

Forest Products --
   Lumber & Paper (0.3%):
Smurfit-Stone Container Corp. (b)            2,803          42

                                                        Market
Security Description                        Shares      Value

Internet Business Services (1.5%):
Ariba, Inc. (b)                              2,834     $     9
BEA Systems, Inc. (b)                        4,287          52
CMGI, Inc. (b)                               4,434           7
eBay, Inc. (b)                               2,391         126

                                                           194

Internet Content (0.1%):
CNET Networks, Inc. (b)                      1,833           9

Internet Service Provider (0.3%):
At Home Corp., Series A (b)                  2,997           0
Yahoo, Inc. (b)                              3,231          35

                                                            35

Internet Services/Software (1.0%):
Amazon.com, Inc. (b)                         2,825          20
BroadVision, Inc. (b)                        3,547           7
Inktomi Corp. (b)                            1,373           6
RealNetworks, Inc. (b)                       1,784          10
VeriSign, Inc. (b)                           2,245          87

                                                           130

Medical Supplies (1.0%):
Biomet, Inc.                                 4,258         130

Networking Products (0.4%):
Juniper Networks, Inc. (b)                   2,481          55

Office Equipment & Supplies --
   Non-Computer Related (0.4%):
Staples, Inc. (b)                            3,608          53

Pharmaceuticals (0.4%):
Andrx Corp. (b)                                800          52

Radio & Television (2.4%):
Adelphia Communications Corp. (b)            1,942          43
Comcast Corp., Class A
   Special Shares (b)                        5,262         189
USA Networks, Inc. (b)                       4,187          77

                                                           309

Restaurants (0.8%):
Starbucks Corp. (b)                          6,219         106

Retail -- Specialty Stores (0.9%):
Bed Bath & Beyond, Inc. (b)                  4,566         114

Semiconductors (16.8%):
Altera Corp. (b)                             6,368         129
Applied Materials, Inc. (b)                  4,952         169
Applied Micro Circuits Corp. (b)             4,102          45
Atmel Corp. (b)                              4,086          32
Broadcom Corp. (b)                           1,960          67
Conexant Systems, Inc. (b)                   3,268          33
Intel Corp.                                 27,637         675
KLA-Tencor Corp. (b)                         2,636         108
Linear Technology Corp.                      4,984         193
Maxim Integrated Products, Inc. (b)          5,396         247
Microchip Technology, Inc. (b)               1,296          40

                  See notes to financial statements.

Nasdaq-100 Index(R) Fund                      October 31, 2001
(Amounts in Thousands, Except Shares)

                                                        Market
Security Description                        Shares      Value

Novellus Systems, Inc. (b)                   1,712     $    57
NVIDIA Corp. (b)                             1,806          77
PMC-Sierra, Inc. (b)                         2,128          35
QLogic Corp. (b)                             1,108          44
RF Micro Devices, Inc. (b)                   2,201          45
Vitesse Semiconductor Corp. (b)              2,421          23
Xilinx, Inc. (b)                             5,191         158

                                                         2,177

Software & Computer Services (21.4%):
Adobe Systems, Inc.                          2,747          73
Brocade Communications
   Systems, Inc. (b)                         2,723          67
Check Point Software
   Technologies Ltd. (b)                     2,728          81
Citrix Systems, Inc. (b)                     2,608          61
Compuware Corp. (b)                          2,687          28
Electronic Arts, Inc. (b)                    1,616          83
Fiserv, Inc. (b)                             2,743         102
i2 Technologies, Inc. (b)                    5,232          24
Intuit, Inc. (b)                             3,091         124
Mercury Interactive Corp. (b)                1,040          25
Microsoft Corp. (b)                         21,729       1,265
Novell, Inc. (b)                             5,087          18
Oracle Corp. (b)                            27,280         370
Parametric Technology Corp. (b)              4,185          29
Peoplesoft, Inc. (b)                         5,015         149
Rational Software Corp. (b)                  2,473          32
Siebel Systems, Inc. (b)                     6,326         103
VERITAS Software Corp. (b)                   4,794         136

                                                         2,770

Telecommunications -- Satellite (0.9%):
EchoStar Communications Corp.,
   Class A (b)                               2,913          68
PanAmSat Corp. (b)                           2,369          50

                                                           118

Telecommunications -- Equipment (5.5%):
ADC Telecommunications, Inc. (b)            11,560          53
Comverse Technology, Inc. (b)                2,252          42
Metromedia Fiber Network, Inc. (b)           8,774           6
QUALCOMM, Inc. (b)                          10,759         529
Telefonaktiebolaget LM Ericsson AB          11,603          50
Tellabs, Inc. (b)                            2,741          37

                                                           717

Telecommunications -- Services & Equipment (0.7%):
CIENA Corp. (b)                              4,557          75
Level 3 Communications, Inc. (b)             3,001          10
McLeodUSA, Inc. (b)                          5,918           4

                                                            89

                                          Shares or
                                          Principal     Market
Security Description                        Amount      Value

Utilities -- Telecommunications (1.3%):
WorldCom, Inc. (b)                          12,478     $   168
XO Communications, Inc. (b)                  4,307           4

                                                           172

Wireless Communications (0.8%):
Nextel Communications, Inc.,
   Class A (b)                              11,184          89
Palm, Inc. (b)                               6,296          15

                                                           104

Total Common Stocks (Cost $15,130)                      10,988

Depositary Receipts (0.1%)

Nasdaq-100 Shares (b)                          502          17

Total Depositary Receipts (Cost $25)                        17

U.S. Treasury Bills (7.7%)

2.56%, 12/20/01 (c)                        $ 1,000         997

Total U.S. Treasury Bills (Cost $997)                      997

Total Investments (Cost $17,073) (a) -- 99.6%           12,923

Other assets in excess of liabilities -- 0.4%               51

TOTAL NET ASSETS -- 100.0%                             $12,974

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $3,294. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                           $   196
    Unrealized depreciation                            (7,640)

    Net unrealized depreciation                       $(7,444)

(b) Non-income producing securities.

(c) Serves as collateral for futures contracts.

                                           Number of   Market
                                           Contracts    Value

Futures Contracts
Nasdaq-100 Index,
   face amount $1,406,
   expiring December 21, 2001                 12       $1,643

Total Futures (Cost $1,406)                            $1,643

                  See notes to financial statements.


                                            Statement of Assets and Liabilities
The Victory Portfolios                                         October 31, 2001
(Amounts in Thousands, Except Per Share Amounts)


                                                                                        Small                            Nasdaq-
                                                                       Special         Company       International         100
                                                                        Value        Opportunity         Growth          Index(R)
                                                                        Fund            Fund             Fund             Fund


ASSETS:
Investments, at value (Cost $196,727; $103,585; $106,678; $17,073)     $203,398        $117,519        $ 97,141          $12,923
Foreign currency, at value (Cost $9)                                         --              --               9               --
Interest and dividends receivable                                           152             122             134                1
Receivable for capital shares issued                                          1              --              --               --
Receivable from brokers for investments sold                              2,598             654             589               --
Receivable from affiliates                                                    2               2              31               29
Net receivable for variation margin on open futures contracts                --              --              --               29
Reclaims receivable                                                          --              --             192               --
Prepaid expenses and other assets                                             6              68               9               11

         Total Assets                                                   206,157         118,365          98,105           12,993

LIABILITIES:
Payable to brokers for investments purchased                              3,491              --             361               --
Accrued expenses and other payables:
     Investment advisory fees                                               138              63             129               --
     Administration fees                                                      5               1               3               --
     Custodian fees                                                           6               4              39                3
     Accounting fees                                                          1               5              --               --
     Transfer agent fees                                                     16              58              50               12
     Shareholder service fees -- Class A                                     43               7               3               --
     Shareholder service fees and 12b-1 fees -- Class G                      --              86              10                2
     Other                                                                   49              14               9                2

         Total Liabilities                                                3,749             238             604               19

NET ASSETS:
Capital                                                                 176,331          95,945         133,570           24,039
Accumulated net investment income (losses)                                   40              11              --               --
Net unrealized appreciation (depreciation)
   from investments and futures                                           6,671          13,934         (12,416)          (3,913)
Net unrealized appreciation from translation
   of assets and liabilities in foreign currencies                           --              --           2,872               --
Accumulated undistributed net realized gains (losses)
   from investment, futures and foreign currency transactions            19,366           8,237         (26,525)          (7,152)

         Net Assets                                                    $202,408        $118,127        $ 97,501          $12,974

Net Assets
     Class A                                                           $201,734        $ 36,312        $ 74,977          $ 8,063
     Class G                                                                674          81,815          22,524            4,911

         Total                                                         $202,408        $118,127        $ 97,501          $12,974

Outstanding units of beneficial interest (shares)
     Class A                                                             15,538           1,584           8,647            2,095
     Class G                                                                 52           3,589           2,620            1,275

         Total                                                           15,590           5,173          11,267            3,370

Net asset value
     Redemption price per share -- Class A                             $  12.98        $  22.92        $   8.67          $  3.85
     Offering and Redemption price per share -- Class G                $  12.93        $  22.80        $   8.60          $  3.85

Maximum sales charge -- Class A                                            5.75%           5.75%           5.75%            5.75%

Maximum offering price per share
   (100%/(100%-maximum sales charge) of net
   asset value adjusted to nearest cent) -- Class A                    $  13.77        $  24.32        $   9.20          $  4.08


                  See notes to financial statements.


                                                        Statement of Operations
The Victory Portfolios                      For the Year Ended October 31, 2001
(Amounts in Thousands)

                                                                                        Small                            Nasdaq-
                                                                       Special         Company       International         100
                                                                        Value        Opportunity         Growth          Index(R)
                                                                        Fund            Fund             Fund             Fund


Investment Income:
Interest income                                                         $    386      $    305         $    339          $    133
Dividend income                                                            2,852         1,223            2,011                 6
Foreign tax withholding                                                       --            (1)            (258)               --
Income from securities lending                                                60           106               --                --

     Total Income                                                          3,298         1,633            2,092               139

Expenses:
Investment advisory fees                                                   1,731           811            1,438                75
Administration fees                                                          325           194              196                19
Shareholder service fees -- Class A                                          539            87              253                --
Shareholder service fees and 12b-1 fees -- Class G                             2           459              145                14
Accounting fees                                                               78            57               93                61
Custodian fees                                                                68            43              321                36
Legal and audit fees                                                          17            10               26                 3
Trustees' fees and expenses                                                    6             4                4                --
Transfer agent fees                                                           28           127              123                33
Registration and filing fees                                                  25            24               27                39
Printing fees                                                                 --             1                4                 1
Other                                                                         14            10               11                 2

     Total Expenses                                                        2,833         1,827            2,641               283

Expenses voluntarily reduced                                                  --          (261)            (135)              (94)

     Expenses before reimbursement from distributor                        2,833         1,566            2,506               189
     Expenses reimbursed by distributor                                      (12)           --              (77)             (103)

     Net Expenses                                                          2,821         1,566            2,429                86

Net Investment Income (Loss)                                                 477            67             (337)               53

Realized/Unrealized Gains (Losses)
   from Investments and Foreign Currencies:
Net realized gains (losses) from
   investment transactions and futures                                    21,692        13,599          (24,729)           (6,932)
Net realized losses from foreign currency transactions                        --            --             (532)               --
Net change in unrealized appreciation/depreciation
   from investments and futures                                          (30,420)      (24,702)         (15,768)           (3,410)
Net change in unrealized appreciation/depreciation from
   translation of assets and liabilities in foreign currencies                --            --               24                --
Net realized/unrealized losses from investment,
   futures and foreign currencies                                         (8,728)      (11,103)         (41,005)          (10,342)
Change in net assets resulting from operations                          $ (8,251)     $(11,036)        $(41,342)         $(10,289)


                  See notes to financial statements.


The Victory Portfolios                      Statements of Changes in Net Assets
(Amounts in Thousands)


                                                                              Special Value                Small Company
                                                                                  Fund                   Opportunity Fund

                                                                          Year           Year           Year           Year
                                                                          Ended          Ended          Ended          Ended
                                                                       October 31,    October 31,    October 31,    October 31,
                                                                          2001           2000           2001           2000


From Investment Activities:
Operations:
     Net investment income (loss)                                       $    477      $     921       $     67       $   (317)
     Net realized gains (losses) from
       investment transactions and futures                                21,692         31,954         13,599         13,667
     Net realized losses from foreign
       currency transactions                                                  --             --             --             --
     Net change in unrealized appreciation
       (depreciation) from investments and futures                       (30,420)        20,699        (24,702)        14,012
     Net change in unrealized appreciation
       (depreciation) from translation of assets
       and liabilities in foreign currencies                                  --             --             --             --

Change in net assets resulting from operations                            (8,251)        53,574        (11,036)        27,362

Distributions to Shareholders:
     From net investment income:
         Class A                                                            (570)          (960)           (51)            --
         Class G                                                              --             --             (5)            --
     From net realized gains from investment
       transactions and foreign currencies                               (33,394)       (13,039)        (6,569)            --

Change in net assets from distributions to shareholders                  (33,964)       (13,999)        (6,625)            --

Capital Transactions:
     Proceeds from shares issued                                          64,047         39,291         36,989         36,364
     Proceeds from shares exchanged from Class B                              --          1,190             --             --
     Dividends reinvested                                                 28,532         11,605          5,701             --
     Cost of shares redeemed                                             (62,382)      (109,648)       (30,846)       (96,796)
     Cost of shares exchanged to Class A                                      --         (1,190)            --             --

Change in net assets from capital transactions                            30,197        (58,752)        11,844        (60,432)

Change in net assets                                                     (12,018)       (19,177)        (5,817)       (33,070)

Net Assets:
     Beginning of period                                                 214,426        233,603        123,944        157,014

     End of period                                                      $202,408      $ 214,426       $118,127       $123,944

Share Transactions:
     Issued                                                                4,557          2,749          1,464          1,553
     Issued in connection with exchange from Class B                          --             98             --             --
     Reinvested                                                            2,160            878            232             --
     Redeemed                                                             (4,512)        (8,083)        (1,239)        (4,296)
     Redeemed in connection with exchange to Class A                          --           (101)            --             --

Change in Shares                                                           2,205         (4,459)           457         (2,743)


<F1>  For the period August 1, 2000 (commencement of operations) to October 31, 2000.




The Victory Portfolios                      Statements of Changes in Net Assets
(Amounts in Thousands)


                                                                             International                  Nasdaq-100
                                                                              Growth Fund                  Index(R) Fund

                                                                          Year           Year           Year          Period
                                                                          Ended          Ended          Ended          Ended
                                                                        March 31,     October 31,    October 31,    October 31,
                                                                          2001           2000           2001         2000<F1>


From Investment Activities:
Operations:
     Net investment income (loss)                                       $   (337)     $    (429)      $     53         $    9
     Net realized gains (losses) from
       investment transactions and futures                               (24,729)        20,223         (6,932)          (220)
     Net realized losses from foreign
       currency transactions                                                (532)          (846)            --             --
     Net change in unrealized appreciation
       (depreciation) from investments and futures                       (15,768)       (31,015)        (3,410)          (503)
     Net change in unrealized appreciation
       (depreciation) from translation of assets
       and liabilities in foreign currencies                                  24            (24)            --             --

Change in net assets resulting from operations                           (41,342)       (12,091)       (10,289)          (714)

Distributions to Shareholders:
     From net investment income:
         Class A                                                              --             --            (44)            --
         Class G                                                              --             --            (29)            --
     From net realized gains from investment
       transactions and foreign currencies                               (21,132)       (21,077)            --             --

Change in net assets from distributions to shareholders                  (21,132)       (21,077)           (73)            --

Capital Transactions:
     Proceeds from shares issued                                         246,916        193,143         20,032          8,262
     Proceeds from shares exchanged from Class B                              --            938             --             --
     Dividends reinvested                                                 13,102         13,954             49             --
     Cost of shares redeemed                                            (275,052)      (186,074)        (4,053)          (240)
     Cost of shares exchanged to Class A                                      --           (938)            --             --

Change in net assets from capital transactions                           (15,034)        21,023         16,028          8,022

Change in net assets                                                     (77,508)       (12,145)         5,666          7,308
Net Assets:
     Beginning of period                                                 175,009        187,154          7,308             --

     End of period                                                      $ 97,501      $ 175,009       $ 12,974         $7,308

Share Transactions:
     Issued                                                               24,725         12,169          3,391            816
     Issued in connection with exchange from Class B                          --             55             --             --
     Reinvested                                                            1,106            880              9             --
     Redeemed                                                            (27,188)       (11,765)          (822)           (24)
     Redeemed in connection with exchange to Class A                          --            (58)            --             --

Change in Shares                                                          (1,357)         1,281          2,578            792


<F1>  For the period August 1, 2000 (commencement of operations) to October 31, 2000.



                  See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                             Special Value Fund

                                                                               Class A Shares

                                                Year              Year              Year              Year              Year
                                                Ended             Ended             Ended             Ended             Ended
                                             October 31,       October 31,       October 31,       October 31,       October 31,
                                                2001              2000              1999              1998              1997


Net Asset Value,
   Beginning of Period                        $  16.02          $  13.09          $  13.64          $  16.68          $  14.15

Investment Activities
     Net investment income (loss)                 0.03              0.06              0.07              0.09              0.10
     Net realized and unrealized gains
       (losses) on investments                   (0.60)             3.68              0.04             (1.79)             3.50

         Total from Investment Activities        (0.57)             3.74              0.11             (1.70)             3.60

Distributions
     Net investment income                       (0.04)            (0.06)            (0.08)            (0.09)            (0.12)
     Net realized gains                          (2.43)            (0.75)            (0.58)            (1.25)            (0.95)

         Total Distributions                     (2.47)            (0.81)            (0.66)            (1.34)            (1.07)

Net Asset Value, End of Period                $  12.98          $  16.02          $  13.09          $  13.64          $  16.68

Total Return (excludes sales charges)            (3.79)%           29.94%             0.80%           (11.22)%           27.05%

Ratios/Supplemental Data:
Net Assets at end of period (000)             $201,734          $214,293          $232,272          $346,962          $420,020
Ratio of expenses to
   average net assets<F6>                         1.30%             1.32%             1.43%             1.40%             1.37%
Ratio of net investment income
   (loss) to average net assets<F6>               0.22%             0.43%             0.51%             0.56%             0.65%
Ratio of expenses to
   average net assets<F1>                         <F7>              1.38%             1.53%             1.51%             <F7>
Ratio of net investment income
   (loss) to average net assets<F1>               <F7>              0.37%             0.41%             0.45%             <F7>
Portfolio turnover<F8>                              89%               65%               43%               44%               39%


<F1>  During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2>  Calculated using average shares for the period.
<F3>  Period from commencement of operations.
<F4>  Not annualized.
<F5>  Annualized.
<F6>  Effective February 28, 2001, the Adviser agreed to continue to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G Shares of the
      Fund at a maximum of 2.00% until at least February 28, 2011.
<F7>  There were no voluntary fee reductions during the period.
<F8>  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                  Special Value Fund

                                                    Class G Shares

                                                               December 21,
                                                Year              1999
                                                Ended            through
                                             October 31,       October 31,
                                                2001            2000<F3>

Net Asset Value,
   Beginning of Period                         $15.97           $ 12.48

Investment Activities
     Net investment income (loss)               (0.02)<F2>         0.02
     Net realized and unrealized gains
       (losses) on investments                  (0.58)             3.51

         Total from Investment Activities       (0.60)             3.53

Distributions
     Net investment income                      (0.01)            (0.04)
     Net realized gains                         (2.43)               --

         Total Distributions                    (2.44)            (0.04)

Net Asset Value, End of Period                 $12.93           $ 15.97

Total Return (excludes sales charges)           (3.99)%           28.34%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)              $  674           $   133
Ratio of expenses to
   average net assets<F6>                        1.60%             1.59%<F5>
Ratio of net investment income
   (loss) to average net assets<F6>             (0.16)%            0.08%<F5>
Ratio of expenses to
   average net assets<F1>                        5.34%            23.11%<F5>
Ratio of net investment income
   (loss) to average net assets<F1>             (3.90)%          (21.44)%<F5>
Portfolio turnover<F8>                             89%               65%


<F1>  During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2>  Calculated using average shares for the period.
<F3>  Period from commencement of operations.
<F4>  Not annualized.
<F5>  Annualized.
<F6>  Effective February 28, 2001, the Adviser agreed to continue to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G Shares of the
      Fund at a maximum of 2.00% until at least February 28, 2011.
<F7>  There were no voluntary fee reductions during the period.
<F8>  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                  See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                    Small Company Opportunity Fund

                                                                            Class A Shares

                                                                                       April 1,          March 26,
                                                         Year            Year            1999              1999
                                                         Ended           Ended            to                to
                                                      October 31,     October 31,     October 31,        March 31,
                                                         2001            2000            1999          1999<F2><F3>

Net Asset Value,
   Beginning of Period                                 $ 26.34         $ 21.08         $ 20.71           $ 20.23

Investment Activities
     Net investment income (loss)                         0.07           (0.03)          (0.01)               --
     Net realized and unrealized gains
       (losses) on investments                           (2.09)           5.29            0.38              0.48
         Total from
         Investment Activities                           (2.02)           5.26            0.37              0.48

Distributions
     Net investment income                               (0.03)             --              --                --
     Net realized gains                                  (1.37)             --              --                --

         Total Distributions                             (1.40)             --              --                --

Net Asset Value, End of Period                         $ 22.92         $ 26.34         $ 21.08           $ 20.71

Total Return (excludes sales charges)                    (8.01)%         24.95%           1.79%<F5>         2.37%<F5>

Ratios/Supplemental Data:
Net Assets at end of period (000)                      $36,312         $28,545         $51,599           $64,587
Ratio of expenses to average net assets                   0.96%           1.15%           0.98%<F6>         0.98%<F6>
Ratio of net investment income
   (loss) to average net assets                           0.30%          (0.14)%          0.09%<F6>         1.50%<F6>
Ratio of expenses to average net assets<F1>               1.18%           1.25%           1.17%<F6>         1.19%<F6>
Ratio of net investment income
   (loss) to average net assets<F1>                       0.08%          (0.24)%         (0.28)%<F6>        1.29%<F6>
Portfolio turnover<F7>                                      58%             28%             16%               30%


<F1>  During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
<F2>  Period from commencement of operations.
<F3>  Effective March 26, 1999, the Gradison Opportunity Value Fund merged into the Victory Special Growth Fund.
      Concurrent with the merger the Fund was renamed Victory Small Company Opportunity Fund. Financial highlights prior to March 26, 1999 represent the Gradison Opportunity Value Fund.
<F4>  Less than $0.01 per share.
<F5>  Not annualized.
<F6>  Annualized.
<F7>  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
<F8>  There were no fee reductions during the period.




The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                         Small Company Opportunity Fund

                                                                                  Class G Shares

                                                                             April 1,
                                                   Year         Year          1999            Year          Year         Year
                                                   Ended        Ended          to             Ended         Ended        Ended
                                                October 31,   October 31,   October 31,     March 31,     March 31,    March 31,
                                                   2001         2000          1999          1999<F3>        1998         1997


Net Asset Value,
   Beginning of Period                           $ 26.26       $ 21.04       $  20.71       $  27.89      $  22.77     $  22.26

Investment Activities
     Net investment income (loss)                  (0.01)        (0.08)         (0.06)          0.10          0.23         0.20
     Net realized and unrealized gains
       (losses) on investments                     (2.08)         5.30           0.39          (6.06)         8.72         2.52

         Total from
         Investment Activities                     (2.09)         5.22           0.33          (5.96)         8.95         2.72

Distributions
     Net investment income                            --<F4>        --             --          (0.14)        (0.27)       (0.17)
     Net realized gains                            (1.37)           --             --          (1.08)        (3.56)       (2.04)

         Total Distributions                       (1.37)           --             --          (1.22)        (3.83)       (2.21)

Net Asset Value, End of Period                   $ 22.80       $ 26.26       $  21.04       $  20.71      $  27.89     $  22.77

Total Return (excludes sales charges)              (8.32)%       24.81%          1.59%<F5>    (22.08)%       42.02%       12.46%

Ratios/Supplemental Data:
Net Assets at end of period (000)                $81,815       $95,399       $105,415       $125,761      $175,684     $114,451
Ratio of expenses to average net assets             1.31%         1.30%          1.29%<F6>      1.30%         1.31%        1.36%
Ratio of net investment income
   (loss) to average net assets                    (0.05)%       (0.29)%         0.39%<F6>      0.41%         0.86%        0.90%
Ratio of expenses to average net assets<F1>         1.52%         1.40%          1.47%<F6>      <F8>          <F8>         <F8>
Ratio of net investment income
   (loss) to average net assets<F1>                (0.26)%       (0.39)%        (0.58)%<F6>     <F8>          <F8>         <F8>
Portfolio turnover<F7>                                58%           28%            16%            30%           42%          35%


<F1>  During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
<F2>  Period from commencement of operations.
<F3>  Effective March 26, 1999, the Gradison Opportunity Value Fund merged into the Victory Special Growth Fund.
      Concurrent with the merger the Fund was renamed Victory Small Company Opportunity Fund. Financial highlights prior to March 26, 1999 represent the Gradison Opportunity Value Fund.
<F4>  Less than $0.01 per share.
<F5>  Not annualized.
<F6>  Annualized.
<F7>  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
<F8>  There were no fee reductions during the period.



                  See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                        International Growth Fund

                                                                              Class A Shares

                                                Year              Year              Year              Year              Year
                                                Ended             Ended             Ended             Ended             Ended
                                             October 31,       October 31,       October 31,       October 31,       October 31,
                                                2001              2000              1999              1998              1997


Net Asset Value, Beginning of Period           $ 13.88          $  16.51          $  13.19          $  13.31          $  13.01

Investment Activities
     Net investment income (loss)                (0.02)            (0.03)            (0.05)             0.07<F2>          0.09
     Net realized and unrealized gains
       (losses) on investments                   (3.51)            (0.76)             3.85              0.65              0.67

         Total from Investment Activities        (3.53)            (0.79)             3.80              0.72              0.76

Distributions
     Net investment income                          --                --                --             (0.06)            (0.01)
     Net realized gains                          (1.68)            (1.84)            (0.48)            (0.78)            (0.45)

         Total Distributions                     (1.68)            (1.84)            (0.48)            (0.84)            (0.46)

Net Asset Value, End of Period                 $  8.67          $  13.88          $  16.51          $  13.19          $  13.31

Total Return (excludes sales charges)           (28.70)%           (6.20)%           29.43%             5.79%             6.04%

Ratios/Supplemental Data:
Net Assets at end of period (000)              $74,977          $139,389          $149,193          $134,491          $106,189
Ratio of expenses to
   average net assets                             1.82%             1.77%             1.75%             1.71%             1.69%
Ratio of net investment income
   (loss) to average net assets                  (0.22)%           (0.17)%           (0.32)%            0.55%             0.63%
Ratio of expenses to
   average net assets<F1>                         1.92%             1.82%             1.88%             1.82%             1.69%
Ratio of net investment income
   (loss) to average net assets<F1>              (0.32)%           (0.22)%           (0.45)%            0.44%             0.63%
Portfolio turnover<F7>                             124%               91%              106%               86%              116%


<F1>  During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
<F2>  Calculated using average shares for the period.
<F3>  Effective March 26, 1999, the Gradison International Fund merged into the Victory International Growth Fund.
<F4>  Period from commencement of operations.
<F5>  Not annualized.
<F6>  Annualized.
<F7>  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                        International Growth Fund

                                                             Class G Shares
                                                                                    March 26,
                                                Year              Year               1999
                                                Ended             Ended             through
                                             October 31,       October 31,         October 31,
                                                2001              2000            1999<F3><F4>


Net Asset Value, Beginning of Period          $ 13.80           $ 16.48             $ 13.73

Investment Activities
     Net investment income (loss)               (0.04)            (0.05)              (0.03)
     Net realized and unrealized gains
       (losses) on investments                  (3.48)            (0.79)               2.78

         Total from Investment Activities       (3.52)            (0.84)               2.75

Distributions
     Net investment income                         --                --                  --
     Net realized gains                         (1.68)            (1.84)                 --

         Total Distributions                    (1.68)            (1.84)                 --

Net Asset Value, End of Period                $  8.60           $ 13.80             $ 16.48

Total Return (excludes sales charges)          (28.80)%           (6.55)%             20.03%<F5>

Ratios/Supplemental Data:
Net Assets at end of period (000)             $22,524           $35,620             $37,322
Ratio of expenses to
   average net assets                            2.00%             2.00%               2.00%<F6>
Ratio of net investment income
   (loss) to average net assets                 (0.40)%           (0.39)%             (1.79)%<F6>
Ratio of expenses to
   average net assets<F1>                        2.37%             2.06%               2.24%<F6>
Ratio of net investment income
   (loss) to average net assets<F1>             (0.77)%           (0.45)%             (2.03)%<F6>
Portfolio turnover<F7>                            124%               91%                106%


<F1>  During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
<F2>  Calculated using average shares for the period.
<F3>  Effective March 26, 1999, the Gradison International Fund merged into the Victory International Growth Fund.
<F4>  Period from commencement of operations.
<F5>  Not annualized.
<F6>  Annualized.
<F7>  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                  See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                                   Nasdaq-100 Index(R) Fund

                                                                       Class A Shares                    Class G Shares

                                                                                  August 1,                         August 1,
                                                                   Year             2000             Year             2000
                                                                   Ended           through           Ended           through
                                                                October 31,      October 31,      October 31,      October 31,
                                                                   2001           2000<F3>           2001           2000<F3>


Net Asset Value, Beginning of Period                             $  9.23           $10.00          $  9.22           $10.00

Investment Activities
     Net investment income                                          0.02             0.02<F2>         0.01             0.02<F2>
     Net realized and unrealized
       losses on investments                                       (5.36)           (0.79)           (5.35)           (0.80)

         Total from Investment Activities                          (5.34)           (0.77)           (5.34)           (0.78)

Distributions
     Net investment income                                         (0.04)              --            (0.03)              --

         Total Distributions                                       (0.04)              --            (0.03)              --

Net Asset Value, End of Period                                   $  3.85           $ 9.23          $  3.85           $ 9.22

Total Return (excludes sales charges)                             (57.99)%          (7.70)%<F4>     (58.00)%          (7.80)%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)                                $ 8,063           $3,132           $ 4,911          $4,176
Ratio of expenses to average net assets<F6>                         0.60%            0.60%<F5>         0.80%           0.80%<F5>
Ratio of net investment income to average net assets<F6>            0.46%            0.98%<F5>         0.36%           0.74%<F5>
Ratio of expenses to average net assets<F1>                         1.99%            3.88%<F5>         2.59%           3.46%<F5>
Ratio of net investment income to average net assets<F1>           (0.93)%          (2.30)%<F5>       (1.43)%         (1.92)%<F5>
Portfolio turnover<F7>                                                39%            1.17%               39%           1.17%


<F1>  During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
<F2>  Calculated using average shares for the period.
<F3>  Period from commencement of operations.
<F4>  Not annualized.
<F5>  Annualized.
<F6>  Effective February 28, 2001, the Adviser agreed to waive its management fees or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class A and Class G Shares of the
      Nasdaq-100 Index Fund do not exceed 0.60% and 0.80%, respectively, until at least February 28, 2002.
<F7>  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                  See notes to financial statements.

                                  73
THE VICTORY PORTFOLIOS                                 Schedules of Investments
LifeChoice Conservative Investor Fund                          October 31, 2001
(Amounts in Thousands, Except Shares)

                                                       Market
Security Description                      Shares       Value

Investment Companies (100.4%)

Equity Funds (34.3%):
Victory Value Fund, Class A                 64,598      $  835
Victory Diversified Stock Fund, Class A     55,160         748
Victory Growth Fund, Class A                14,683         250
Victory Special Value Fund, Class A         13,091         170
INVESCO Dynamics Fund                       12,128         164
Victory Small Company Opportunity Fund,
   Class A                                   7,422         170
Berger Small Company Growth Fund            60,455         166
Victory International Growth Fund,
   Class A                                  48,251         418

                                                         2,921

Fixed Income/Specialty Funds (63.5%):
Victory Real Estate Investment Fund,
   Class A                                  35,828         435
Victory Convertible Securities Fund,
   Class A                                 112,771       1,279
Loomis Sayles Bond Fund,
   Institutional Class                     105,277       1,121
Victory Intermediate Income Fund,
   Class A                                 171,481       1,718
Victory Fund for Income, Class A            63,825         858

                                                         5,411

Money Market Funds (2.6%):
Victory Financial Reserves Fund            221,045         221

Total Investment Companies                               8,553

Total Investments (Cost $9,313) (a) -- 100.4%            8,553

Liabilities in excess of other assets -- (0.4)%           (36)

TOTAL NET ASSETS -- 100.0%                              $8,517

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $184. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                           $   172
     Unrealized depreciation                            (1,116)
     Net unrealized depreciation                       $  (944)

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
LifeChoice Moderate Investor Fund                              October 31, 2001
(Amounts in Thousands, Except Shares)

                                                       Market
Security Description                      Shares       Value

Investment Companies (100.2%)

Equity Funds (56.5%):
Victory Value Fund, Class A                408,720     $ 5,285
Victory Diversified Stock Fund, Class A    280,071       3,798
Victory Growth Fund, Class A                85,909       1,460
Victory Special Value Fund, Class A         69,055         896
INVESCO Dynamics Fund                       63,521         859
Victory Small Company Opportunity Fund,
   Class A                                  39,115         897
Berger Small Company Growth Fund           317,227         869
Victory International Growth Fund,
   Class A                                 305,099       2,645

                                                        16,709

Fixed Income/Specialty Funds (41.9%):
Victory Real Estate Investment Fund,
   Class A                                 125,877       1,527
Victory Convertible Securities Fund,
   Class A                                 237,747       2,696
Loomis Sayles Bond Fund,
   Institutional Class                     312,974       3,333
Victory Intermediate Income Fund,
   Class A                                 482,005       4,830

                                                        12,386

Money Market Funds (1.8%):
Victory Financial Reserves Fund            520,843         521

Total Investment Companies                              29,616

Total Investments (Cost $33,783) (a) -- 100.2%          29,616

Liabilities in excess of other assets -- (0.2)%           (47)

TOTAL NET ASSETS -- 100.0%                             $29,569

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $586. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                           $   408
     Unrealized depreciation                            (5,161)
     Net unrealized depreciation                       $(4,753)

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
LifeChoice Growth Investor Fund                                October 31, 2001
(Amounts in Thousands, Except Shares)

                                                      Market
Security Description                      Shares       Value

Investment Companies (100.2%)

Equity Funds (80.7%):
Victory Value Fund, Class A                261,852     $ 3,387
Victory Diversified Stock Fund, Class A    183,643       2,490
Victory Growth Fund, Class A                60,286       1,025
Victory Special Value Fund, Class A         46,175         599
INVESCO Dynamics Fund                       63,731         862
Victory Small Company Opportunity Fund,
   Class A                                  32,684         749
Berger Small Company Growth Fund           265,086         726
Victory International Growth Fund,
   Class A                                 237,656       2,060

                                                        11,898

Fixed Income/Specialty Funds (17.5%):
Victory Real Estate Investment Fund,
   Class A                                  63,061         765
Victory Convertible Securities Fund,
   Class A                                  66,183         751
Loomis Sayles Bond Fund,
   Institutional Class                      71,270         759
Victory Intermediate Income Fund,
   Class A                                  30,184         302

                                                         2,577

Money Market Funds (2.0%):
Victory Financial Reserves Fund            292,213         292

Total Investment Companies                              14,767

Total Investments (Cost $18,356) (a) -- 100.2%          14,767

Liabilities in excess of other assets -- (0.2)%           (36)

TOTAL NET ASSETS -- 100.0%                             $14,731

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $631. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                           $   148
     Unrealized depreciation                            (4,368)
     Net unrealized depreciation                       $(4,220)

                      See notes to financial statements.


                                            Statement of Assets and Liabilities
The Victory Portfolios                                         October 31, 2001
(Amounts in Thousands, Except Per Share Amounts)


                                                                       LifeChoice             LifeChoice              LifeChoice
                                                                      Conservative             Moderate                 Growth
                                                                      Investor Fund          Investor Fund           Investor Fund

ASSETS:
Investments, at value (Cost $9,313; $33,783; $18,356)                     $8,553                $29,616                $14,767
Dividends receivable                                                           1                      2                      1
Receivable for capital shares issued                                           1                      2                      1
Receivable from affiliates                                                     5                      2                      5
Prepaid expenses and other assets                                              1                      2                      1

         Total Assets                                                      8,561                 29,624                 14,775

LIABILITIES:
Accrued expenses and other payables:
     Custodian fees                                                            1                      1                     --
     Accounting fees                                                           1                      1                      1
     Transfer agent fees                                                      --                     --                      1
     Shareholder service fees                                                 --                     11                     --
     Other                                                                    42                     42                     42

         Total Liabilities                                                    44                     55                     44

NET ASSETS:
Capital                                                                    9,126                 33,016                 17,772
Undistributed net investment income                                           38                    100                     18
Net unrealized depreciation from investments                                (760)                (4,167)                (3,589)
Accumulated undistributed net realized gains
   from investment transactions                                              113                    620                    530

         Net Assets                                                       $8,517                $29,569                $14,731

Outstanding units of beneficial interest (shares)                            839                  2,971                  1,557
Net asset value
     Offering and redemption price per share                              $10.15                $  9.95                $  9.46


                      See notes to financial statements.


                                                        Statement of Operations
The Victory Portfolios                      For the Year Ended October 31, 2001
(Amounts in Thousands)


                                                                       LifeChoice             LifeChoice              LifeChoice
                                                                      Conservative             Moderate                 Growth
                                                                      Investor Fund          Investor Fund           Investor Fund

Investment Income:
Dividend income                                                           $ 383                 $ 1,057                $   391

     Total Income                                                           383                   1,057                    391

Expenses:
Investment advisory fees                                                     17                      62                     33
Administration fees                                                          12                      12                     12
Shareholder service fees                                                      9                      35                     20
Accounting fees                                                              33                      32                     32
Custodian fees                                                                3                       3                      3
Legal and audit fees                                                          3                       4                      3
Amortization of organization costs                                           11                      11                     11
Trustees' fees and expenses                                                  --                       1                     --
Transfer agent fees                                                           3                       7                     10
Registration and filing fees                                                 12                      14                     15
Printing fees                                                                 2                       3                      8
Other                                                                         1                       2                      1

     Total Expenses                                                         106                     186                    148

Expenses voluntarily reduced                                                (15)                    (57)                   (30)

     Expenses before reimbursement from distributor                          91                     129                    118
     Expenses reimbursed from distributor                                   (74)                    (67)                   (86)

     Net Expenses                                                            17                      62                     32

Net Investment Income                                                       366                     995                    359

Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains from investment transactions                             194                     921                    691
Net change in unrealized appreciation/depreciation
   from investments                                                        (925)                 (4,954)                (4,231)

Net realized/unrealized losses from investments                            (731)                 (4,033)                (3,540)

Change in net assets resulting from operations                            $(365)                $(3,038)               $(3,181)


                      See notes to financial statements.



The Victory Portfolios                      Statements of Changes in Net Assets
(Amounts in Thousands)


                                                     LifeChoice                   LifeChoice                    LifeChoice
                                                    Conservative                   Moderate                       Growth
                                                    Investor Fund                Investor Fund                 Investor Fund

                                                 Year           Year          Year           Year          Year           Year
                                                 Ended          Ended         Ended          Ended         Ended          Ended
                                              October 31,    October 31,   October 31,    October 31,   October 31,    October 31,
                                                 2001           2000          2001           2000          2001           2000

From Investment Activities:
Operations:
     Net investment income                      $   366       $   339        $   995        $   840       $   359        $   414
     Net realized gains from
       investment activities                        194           259            921          1,659           691          1,715
     Net change in unrealized appreciation/
       depreciation from investments               (925)          174         (4,954)           314        (4,231)            69

Change in net assets resulting
   from operations                                 (365)          772         (3,038)         2,813        (3,181)         2,198

Distributions to Shareholders:
     From net investment income                    (361)         (335)          (958)          (824)         (362)          (406)
     From net realized gains from
       investment transactions                     (170)          (60)        (1,695)          (754)       (1,643)          (684)

Change in net assets from
   distributions to shareholders                   (531)         (395)        (2,653)        (1,578)       (2,005)        (1,090)

Capital Transactions:
     Proceeds from shares issued                  3,195         2,651         13,115          4,287         3,669          4,721
     Dividends reinvested                           531           395          2,652          1,578         2,004          1,090
     Cost of shares redeemed                     (1,866)       (2,556)        (5,345)        (5,060)       (3,169)        (5,620)

Change in net assets from
   capital transactions                           1,860           490         10,422            805         2,504            191

Change in net assets                                964           867          4,731          2,040        (2,682)         1,299
Net Assets:
     Beginning of period                          7,553         6,686         24,838         22,798        17,413         16,114

     End of period                              $ 8,517       $ 7,553        $29,569        $24,838       $14,731        $17,413

Share Transactions:
     Issued                                         301           237          1,202            354           339            372
     Reinvested                                      50            36            243            133           178             88
     Redeemed                                      (176)         (229)          (494)          (423)         (297)          (445)

Change in Shares                                    175            44            951             64           220             15

                      See notes to financial statements.

                                      79



The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                    LifeChoice Conservative Investor Fund

                                                                                                 December 1,      December 31,
                                               Year              Year             Year              1997              1996
                                               Ended             Ended            Ended            through           through
                                            October 31,       October 31,      October 31,       October 31,      November 30,
                                               2001              2000             1999             1998<F3>            1997<F2>

Net Asset Value, Beginning of Period          $11.37            $10.78            $10.72           $10.89            $10.00

Investment Activities
     Net investment income                      0.48              0.53              0.45             0.37              0.31
     Net realized and unrealized gains/
       (losses) from investments               (0.97)             0.69              0.41            (0.12)             0.84<F6>

         Total from Investment Activities      (0.49)             1.22              0.86             0.25              1.15

Distributions
     Net investment income                     (0.48)            (0.53)            (0.58)           (0.39)            (0.26)
     Net realized gains                        (0.25)            (0.10)            (0.22)           (0.03)               --

         Total Distributions                   (0.73)            (0.63)            (0.80)           (0.42)            (0.26)

Net Asset Value, End of Period                $10.15            $11.37            $10.78           $10.72            $10.89

Total Return                                   (4.44)%           11.56%             8.24%            2.29%<F4>        11.62%<F4>

Ratios/Supplementary Data:
Net Assets at end of period (000)             $8,517            $7,553            $6,686           $7,633            $9,137
Ratio of expenses to
   average net assets <F7>                      0.20%             0.20%             0.19%            0.23%<F5>         0.29%<F5>
Ratio of net investment income
   to average net assets <F7>                   4.35%             4.74%             3.97%            3.72%<F5>         3.41%<F5>
Ratio of expenses to
   average net assets<F1>                       1.27%             1.46%             1.46%            1.50%<F5>         5.18%<F5>
Ratio of net investment income
   to average net assets<F1>                    3.28%             3.48%             2.70%            2.45%<F5>        (1.48)%<F5>
Portfolio turnover                                36%               56%               57%              78%               19%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period December 31, 1996 (commencement of operations) through
     November 30, 1997.

<F3> Effective March 23, 1998, the KeyChoice Income & Growth Fund became the
     Victory LifeChoice Conservative Investor Fund. Financial highlights prior to March 23, 1998 represent the KeyChoice Income & Growth Fund.

<F4> Not annualized.

<F5> Annualized.

<F6> The amount shown for a share outstanding throughout the period does not accord with the change in the aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

<F7> Effective February 28, 2001, the adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Fund at a maximum of 0.20% until at least February 28, 2002.



                      See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                     LifeChoice Moderate Investor Fund

                                                                                                December 1,       December 31,
                                               Year             Year              Year             1997               1996
                                               Ended            Ended             Ended           through            through
                                            October 31,      October 31,       October 31,      October 31,       November 30,
                                               2001             2000              1999            1998<F3>           1997<F2>

Net Asset Value, Beginning of Period         $ 12.30           $ 11.66           $ 10.94          $ 11.19            $10.00

Investment Activities
     Net investment income                      0.33              0.43              0.30             0.24              0.20
     Net realized and unrealized gains/
       (losses) from investments               (1.50)             1.02              1.03            (0.14)             1.16

         Total from Investment Activities      (1.17)             1.45              1.33             0.10              1.36

Distributions
     Net investment income                     (0.33)            (0.42)            (0.36)           (0.26)            (0.17)
     Net realized gains                        (0.85)            (0.39)            (0.25)           (0.09)               --

         Total Distributions                   (1.18)            (0.81)            (0.61)           (0.35)            (0.17)

Net Asset Value, End of Period               $  9.95           $ 12.30           $ 11.66          $ 10.94            $11.19

Total Return                                  (10.17)%           12.92%            12.42%            0.90%<F4>        13.64%<F4>

Ratios/Supplementary Data:
Net Assets at end of period (000)            $29,569           $24,838           $22,798          $19,128            $7,728
Ratio of expenses to
   average net assets <F6>                      0.20%             0.20%             0.20%            0.22%<F5>         0.27%<F5>
Ratio of net investment income
   to average net assets <F6>                   3.19%             3.58%             2.53%            2.32%<F5>         2.26%<F5>
Ratio of expenses to
   average net assets<F1>                       0.60%             0.64%             0.71%            0.93%<F5>         3.32%<F5>
Ratio of net investment income
   to average net assets<F1>                    2.79%             3.14%             2.02%            1.61%<F5>        (0.79)%<F5>
Portfolio turnover                                43%               48%               69%              42%               50%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period December 31, 1996 (commencement of operations) through
     November 30, 1997.

<F3> Effective March 23, 1998, the KeyChoice Moderate Growth Fund became the
     Victory LifeChoice Moderate Investor Fund. Financial highlights prior to March 23, 1998 represent the KeyChoice Moderate Growth Fund.

<F4> Not annualized.

<F5> Annualized.

<F6> Effective February 28, 2001, the adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Fund at a maximum of 0.20% until at least February 28, 2002.



                      See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                       LifeChoice Growth Investor Fund

                                                                                                 December 1,       December 31,
                                                Year             Year              Year             1997               1996
                                                Ended            Ended             Ended           through            through
                                             October 31,      October 31,       October 31,      October 31,       November 30,
                                                2001             2000              1999            1998<F3>           1997<F2>

Net Asset Value, Beginning of Period          $ 13.02           $ 12.19           $ 11.08          $ 11.44            $10.00

Investment Activities
     Net investment income                       0.24              0.32              0.16             0.13              0.11
     Net realized and unrealized gains/
       (losses) from investments                (2.36)             1.35              1.51            (0.07)             1.43

         Total from Investment Activities       (2.12)             1.67              1.67             0.06              1.54

Distributions
     Net investment income                      (0.24)            (0.31)            (0.25)           (0.14)            (0.10)
     Net realized gains                         (1.20)            (0.53)            (0.31)           (0.28)               --

         Total Distributions                    (1.44)            (0.84)            (0.56)           (0.42)            (0.10)

Net Asset Value, End of Period                $  9.46           $ 13.02           $ 12.19          $ 11.08            $11.44

Total Return                                   (17.88)%           14.23%            15.33%            0.52%<F4>        15.46%<F4>

Ratios/Supplementary Data:
Net Assets at end of period (000)             $14,731           $17,413           $16,114          $12,018            $7,515
Ratio of expenses to
   average net assets <F6>                       0.20%             0.20%             0.20%            0.23%<F5>         0.30%<F5>
Ratio of net investment income
   to average net assets <F6>                    2.18%             2.48%             1.31%            1.19%<F5>         0.81%<F5>
Ratio of expenses to
   average net assets<F1>                        0.90%             0.88%             1.01%            1.16%<F5>         3.67%<F5>
Ratio of net investment income
   to average net assets<F1>                     1.48%             1.80%             0.50%            0.26%<F5>        (2.56)%<F5>
Portfolio turnover                                 39%               62%               52%              30%              106%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period December 31, 1996 (commencement of operations)
     through November 30, 1997.

<F3> Effective March 23, 1998, the KeyChoice Growth Fund became the
     Victory LifeChoice Growth Investor Fund. Financial highlights prior to March 23, 1998 represent the KeyChoice Growth Fund.

<F4> Not annualized.

<F5> Annualized.

<F6> Effective February 28, 2001, the adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Fund at a maximum of 0.20% until at least February 28, 2002.



                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
Balanced Fund                                                  October 31, 2001
(Amounts in Thousands, Except Shares)
                                         Shares or
                                        Principal     Market
Security Description                      Amount       Value

Commercial Paper (6.8%)

Household Finance, 2.62%, 11/1/01         $ 26,258    $ 26,258

Total Commercial Paper (Cost $26,258)                   26,258

Common Stocks (53.9%)

Advertising (0.2%):
Interpublic Group of Cos., Inc.             42,000         943

Aerospace/Defense (0.4%):
Boeing Co.                                  50,000       1,630

Aluminum (0.7%):
Alcoa, Inc.                                 81,800       2,640

Automotive (0.4%):
Ford Motor Co.                              90,000       1,445

Automotive Parts (0.3%):
TRW, Inc.                                   35,000       1,183

Banks (4.8%):
Bank of America Corp.                       62,090       3,663
FleetBoston Financial Corp.                102,000       3,352
J.P. Morgan Chase & Co.                    100,000       3,536
Mellon Financial Corp.                     113,000       3,796
PNC Financial Services Group, Inc.          58,000       3,184
Wells Fargo Co.                             29,800       1,177

                                                        18,708

Chemicals -- General (1.3%):
Dow Chemical Co.                            55,000       1,829
Eastman Chemical Co.                        30,000       1,029
Praxair, Inc.                               46,000       2,170

                                                         5,028

Computers & Peripherals (2.1%):
Cisco Systems, Inc. (b)                    104,000       1,760
Dell Computer Corp. (b)                     35,000         839
Electronic Data Systems Corp.               30,000       1,931
Hewlett-Packard Co.                         78,600       1,323
International Business Machines Corp.       14,000       1,513
Sun Microsystems, Inc. (b)                  75,000         761

                                                         8,127

Consumer Products (0.8%):
Newell Rubbermaid, Inc.                     54,600       1,509
Procter & Gamble Co.                        20,000       1,476

                                                         2,985

Cosmetics & Toiletries (0.6%):
Kimberly-Clark Corp.                        45,000       2,498

Electrical Equipment (0.8%):
Emerson Electric Co.                        61,200       3,000

Electronic & Electrical -- General (2.0%):
Cinergy Corp.                               15,000         453
General Electric Co.                       123,900       4,511
Texas Instruments, Inc.                    106,000       2,967

                                                         7,931

Electronics (0.6%):
Johnson Controls, Inc.                      30,000       2,170

                                                      Market
Security Description                      Shares       Value

Financial Services (5.3%):
Citigroup, Inc.                            148,333    $  6,752
Fannie Mae                                 108,200       8,759
Household International, Inc.               25,000       1,308
Morgan Stanley Dean Witter & Co.            74,000       3,620

                                                        20,439

Food Processing & Packaging (1.9%):
General Mills, Inc.                         91,000       4,179
Sara Lee Corp.                             141,000       3,143

                                                         7,322

Health Care (1.8%):
Baxter International, Inc.                  25,000       1,209
HCA, Inc.                                   92,500       3,669
Health Management Associates, Inc. (b)     105,000       2,046

                                                         6,924

Heavy Machinery (0.1%):
Deere & Co.                                 15,000         555

Industrial Goods & Services (0.2%):
Parker Hannifin Corp.                       25,000         898

Insurance -- Property, Casualty,
   Health (0.9%):
Chubb Corp.                                 20,500       1,400
St. Paul Cos., Inc.                         45,000       2,066

                                                         3,466

Insurance -- Multi-Line (2.9%):
Allstate Corp.                              55,884       1,754
American International Group, Inc.          95,030       7,469
Lincoln National Corp.                      52,000       2,202

                                                        11,425

Internet Service Provider (0.5%):
AOL Time Warner, Inc. (b)                   66,500       2,075

Manufacturing -- Miscellaneous (1.3%):
Honeywell International, Inc.              132,400       3,912
Textron, Inc.                               30,800         975

                                                         4,887

Media (0.7%):
Viacom, Inc. (b)                            72,400       2,643

Oil & Gas Exploration,
   Production & Services (1.6%):
Amerada Hess Corp.                          18,000       1,058
Anadarko Petroleum Corp.                    50,000       2,852
Kerr-McGee Corp.                            20,000       1,152
Transocean Sedco Forex, Inc.                40,000       1,206

                                                         6,268

Oil-Integrated Companies (4.1%):
ChevronTexaco Corp                          85,121       7,538
Exxon Mobil Corp.                          118,790       4,686
Unocal Corp.                                51,000       1,642
USX-Marathon Group, Inc.                    80,000       2,207

                                                        16,073

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Balanced Fund                                                  October 31, 2001
(Amounts in Thousands, Except Shares)

                                                      Market
Security Description                      Shares       Value

Oilfield Services & Equipment (1.0%):
Baker Hughes, Inc.                          39,600    $  1,419
Schlumberger Ltd.                           54,000       2,615

                                                         4,034

Paper Products (0.3%):
International Paper Co.                     35,000       1,253

Pharmaceuticals (4.1%):
Abbott Laboratories                         50,000       2,649
American Home Products Corp.                48,800       2,725
Merck & Co., Inc.                           31,000       1,978
Pfizer, Inc.                               134,600       5,639
Pharmacia Corp.                             52,500       2,127
Schering-Plough Corp.                       20,000         744

                                                        15,862

Pipelines (0.6%):
El Paso Energy Corp.                        45,000       2,208

Railroads (0.7%):
Union Pacific Corp.                         54,000       2,809

Retail (0.8%):
Target Corp.                                93,600       2,916

Retail -- Department Stores (0.3%):
May Department Stores Co.                   34,500       1,085

Retail -- Specialty Stores (0.4%):
Lowe's Cos., Inc.                           41,000       1,398

Semiconductors (0.9%):
Intel Corp.                                 60,600       1,480
LSI Logic Corp. (b)                        109,000       1,847

                                                         3,327

Software & Computer Services (1.0%):
Microsoft Corp. (b)                         68,000       3,954

Telecommunication Services (1.5%):
AT&T Wireless Services Inc. (b)             68,416         988
Verizon Communications, Inc.                95,310       4,747
Worldcom, Inc.-MCI Group                     4,557          54

                                                         5,789

Telecommunications -- Equipment (0.9%):
Motorola, Inc.                             224,000       3,667

Tobacco & Tobacco Products (0.7%):
Philip Morris Cos., Inc.                    55,000       2,574

Utilities -- Electric (1.7%):
Constellation Energy Group, Inc.            25,000         559
Duke Energy Corp.                           80,000       3,073
Exelon Corp.                                48,000       2,019
FPL Group, Inc.                             15,000         797

                                                         6,448

Utilities -- Telecommunications (2.7%):
Alltel Corp.                                68,000       3,886
SBC Communications, Inc.                   131,856       5,025
WorldCom, Inc.-WorldCom Group (b)          113,938       1,532

                                                        10,443

Total Common Stocks (Cost $201,448)                    209,030

                                                      Market
Security Description                      Shares       Value

Foreign Common Stocks (3.6%)

Australia (0.2%):
Banks (0.0%):
National Australia Bank                      2,466    $     38
Westpac Banking Corp.                        6,125          46

                                                            84

Commercial Services (0.0%):
Mayne Nickless Ltd.                          9,400          35

Construction (0.0%):
Leighton Holdings Ltd.                       8,700          43

Entertainment (0.1%):
Aristocrat Leisure Ltd.                     34,225         113
Tabcorp Holdings Ltd.                        9,900          50

                                                           163

Financial Services (0.0%):
Macquarie Infrastructure Group              36,900          71

Food Retailer (0.0%):
Foodland Associated Ltd.                     7,500          43

Mining (0.1%):
BHP Ltd.                                    10,345          47
WMC Ltd.                                    12,600          59

                                                           106

Retail (0.0%):
Harvey Norman Holdings Ltd.                 15,600          26
Woolworths Ltd.                              7,900          45

                                                            71

Transportation (0.0%):
Toll Holdings Ltd.                           4,300          59

Total Australia                                            675

Belgium (0.0%):
Commercial Banking (0.0%):
Dexia                                        3,000          46

Financial Services (0.0%):
Fortis (b)                                   5,420         128

Total Belgium                                              174

Brazil (0.0%):
Banking (0.0%):
Unibanco, ADR                                1,100          17

Food Distributors, Supermarkets
   & Wholesalers (0.0%):
Companhia Brasileira de Distribuicao
   Grupo Pao de Acucar, ADR                  1,300          20

Utilities -- Electric (0.0%):
CIA Paranaense De Energia-Copel              5,000          24

Utilities -- Telecommunications (0.0%):
Telecomunicacoes Brasileiras SA, ADR           800          21
Telefonica Data Brasil (b)                      20           0

                                                            21

Total Brazil                                                82

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Balanced Fund                                                  October 31, 2001
(Amounts in Thousands, Except Shares)

                                                      Market
Security Description                      Shares       Value

Britain (0.9%):
Banks (0.3%):
Barclays Bank PLC                            6,530    $    196
HBOS PLC                                    11,800         133
HSBC Holdings PLC                           12,834         141
HSBC Holdings PLC (Hong Kong
   Registered Shares)                        5,038          55
Lloyds TSB Group PLC                        12,208         123
Royal Bank of Scotland Group PLC             9,647         230

                                                           878

Beverages (0.0%):
Diageo PLC                                   8,502          85

Food Products (0.0%):
Tesco PLC                                   37,743         133

Food Retailer (0.0%):
Safeway PLC                                 13,870          70

Food Service -- Catering (0.0%):
Compass Group PLC                           12,400          90

Household Products (0.0%):
Reckitt Benckiser PLC                        4,730          66

Insurance (0.0%):
Prudential Corp. PLC                         4,350          46

Media (0.0%):
Reed International PLC                       7,200          59

Oil & Gas Exploration,
   Production & Services (0.2%):
BP Amoco PLC                                53,759         434

Pharmaceuticals (0.3%):
AstraZeneca PLC                              3,670         165
GlaxoSmithKline PLC                         16,163         435

                                                           600

Telecommunications (0.1%):
Vodafone AirTouch PLC                      172,664         399

Utilities -- Natural Gas (0.0%):
Centrica PLC                                32,580         104

Total Britain                                            2,964

Canada (0.2%):
Banks (0.0%):
Toronto-Dominion Bank                        1,900          43

Homebuilders (0.0%):
Royal Group Technologies Ltd., USD (b)         300           5
Royal Group Technologies, CAD (b)            1,300          19

                                                            24

Insurance (0.1%):
Sun Life Financial Services of Canada,
   Inc. (b)                                  9,500         198

Manufacturing -- Miscellaneous (0.0%):
Bombardier, Inc.                            11,780          76

                                                      Market
Security Description                      Shares       Value

Oil & Gas Exploration,
   Production & Services (0.1%):
Suncor Energy, Inc.                         11,900    $    363

Paper Products (0.0%):
Domtar, Inc.                                 4,900          38

Railroads (0.0%):
Canadian National Railway Co.                1,200          48
Canadian National Railway Co.                  500          20

                                                            68

Telecommunications (0.0%):
BCE, Inc.                                    2,100          46

Telecommunications -- Equipment (0.0%):
Nortel Networks Corp.                        5,600          33

Total Canada                                               889

Chile (0.0%):
Utilities -- Electric (0.0%):
Endesa, ADR                                  3,000          26

Total Chile                                                 26

Denmark (0.0%):
Electronic Equipment (0.0%):
Vestas Wind Systems AS                         500          16

Total Denmark                                               16

Finland (0.1%):
Telecommunications -- Equipment (0.1%):
Nokia Oyj -- Class A                         9,896         207

Total Finland                                              207

France (0.5%):
Automotive (0.0%):
Peugeot SA                                   1,220          50

Banks (0.0%):
Banque Nationale de Paris                    1,810         151

Building Materials (0.0%):
Compagnie de Saint Gobain                      230          32
Lafarge SA                                   1,300         116

                                                           148

Computer Services (0.0%):
Atos Origin (b)                                660          49
Cap Gemini SA                                  789          44

                                                            93

Cosmetics & Toiletries (0.0%):
L'Oreal SA                                     900          62

Electronic & Electrical -- General (0.0%):
Thomson Multimedia (b)                       2,810          67

Energy (0.0%):
Compagnie Francaise d'Etudes et de
   Construction Technip SA                     110          12

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Balanced Fund                                                  October 31, 2001
(Amounts in Thousands, Except Shares)

                                                      Market
Security Description                      Shares       Value

Food Products (0.0%):
Carrefour Supermarche                          810    $     41
Casino Guichard Perrachon Warrant,
   Class A (b)                                  93           0
Casino Guichard Perrachon Warrant,
   Class B (b)                                  93           0
Groupe Danone                                  400          47

                                                            88

Food Service -- Catering (0.0%):
Sodexho Alliance SA                          1,340          63

Machinery (0.0%):
Alstom                                       4,160          64
Schneider Electric SA                        1,400          56

                                                           120

Media (0.0%):
Vivendi Universal                            2,960         138

Oil & Gas Exploration,
   Production & Services (0.2%):
Coflexip Stena Offshore                        200          36
Total Fina Elf SA                            2,414         338

                                                           374

Pharmaceuticals (0.2%):
Aventis SA                                   2,690         198
Sanofi-Synthelabo SA                         1,500          99

                                                           297

Retail (0.0%):
Castorama Dubois Investissements             2,080          99

Retail -- Department Stores (0.0%):
Pinault-Printemps-Redoute                    1,230         142

Utilities -- Telecommunications (0.0%):
France Telecom SA                            1,450          54

Utilities -- Water (0.1%):
Suez Lyonnaise Des Eaux SA                   5,150         162

Total France                                             2,120

Germany (0.2%):
Banks (0.0%):
Deutsche Bank AG                               920          51

Chemicals -- General (0.0%):
BASF AG                                      1,150          39

Insurance (0.2%):
Allianz AG                                     560         132
Muenchener Rueckversicherungs-AG
   (Registered)                                520         137

                                                           269

Manufacturing -- Diversified (0.0%):
Veba AG                                      3,170         164

Telecommunications (0.0%):
Deutsche Telekom                             5,350          82

Total Germany                                              605

                                                      Market
Security Description                      Shares       Value

Greece (0.0%):
Banks (0.0%):
National Bank of Greece SA                     685    $     18

Total Greece                                                18

Hong Kong (0.1%):
Advertising (0.0%):
Roadshow Holdings Ltd. (b)                  74,000          18

Commercial Banking (0.1%):
Hang Seng Bank                               8,000          81

Financial Services (0.0%):
Hutchison Whampoa Ltd.                       9,300          75

Real Estate (0.0%):
Sun Hung Kai Properties                      9,000          55

Telecommunications (0.0%):
China Mobile (Hong Kong) Ltd. (b)           15,500          47

Utilities -- Electric (0.0%):
Hong Kong Electric Holdings Ltd.             9,000          34

Total Hong Kong                                            310

Hungary (0.0%):
Utilities -- Telecommunications (0.0%):
Matav Rt., ADR                               1,400          22

Total Hungary                                               22

Ireland (0.0%):
Building Materials (0.0%):
CRH PLC                                      1,514          23

Total Ireland                                               23

Israel (0.0%):
Banks (0.0%):
Bank Hapoalim Ltd.                          17,000          33

Total Israel                                                33

Italy (0.2%):
Insurance -- Multi-Line (0.1%):
Assicurazioni Generali                       5,770         158

Oil-Integrated Companies (0.0%):
ENI SpA                                      6,400          80

Retail (0.0%):
Bulgari SpA                                  9,270          71

Telecommunications (0.1%):
TIM SpA                                     32,230         177

Utilities -- Telecommunications (0.0%):
Telecom Italia SpA                          14,430         120

Total Italy                                                606

Japan (0.7%):
Automotive (0.1%):
Honda Motor Co. Ltd.                         1,200          43
Nissan Motor Co. Ltd.                        8,000          35
Toyota Motor Corp.                           4,600         113

                                                           191

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Balanced Fund                                                  October 31, 2001
(Amounts in Thousands, Except Shares)

                                                         Market
Security Description                         Shares       Value

Banks (0.2%):
Mitsubishi Tokyo Finance Group, Inc. (b)        11    $     83
Mizuho Holding, Inc.                            13          39
Sumitomo Mitsui Banking Corp.               12,800          79
Sumitomo Trust & Banking                     3,000          17
UFJ Holdings Inc. (b)                            6          27

                                                           245

Beverages (0.0%):
Kirin Beverage Corp.                           800          16

Building & Construction (0.0%):
Daiwa House Industry Co. Ltd.                2,000          13

Building Materials (0.0%):
Asahi Glass Co. Ltd.                         5,000          27

Chemicals -- Diversified (0.0%):
Sumitomo Chemical Co Ltd.                    5,000          19

Chemicals -- General (0.0%):
Shin-Etsu Chemical Co.                       2,100          69
Takasago International Corp.                 2,000          10

                                                            79

Computers & Peripherals (0.0%):
CAC Corp.                                      400          17

Cosmetics & Toiletries (0.1%):
KAO Corp.                                    7,000         165
KOSE Corp.                                     200           7

                                                           172

Electronic & Electrical -- General (0.2%):
Canon, Inc.                                  2,000          58
Hitachi Ltd.                                 5,000          34
Kyocera Corp.                                  500          34
Matsushita Electric Industrial Co.           3,000          36
Murata Manufacturing Co. Ltd.                  500          31
NEC Corp.                                    3,000          27
Pioneer Electronic Corp.                     1,000          19
Ricoh Corp. Ltd.                             6,000         101
Sanyo Electric Co. Ltd.                      6,000          29
Secom Co. Ltd.                               1,600          84
Sharp Corp.                                  3,000          31
Sony Corp.                                   1,700          64
Toshiba Corp.                                6,000          22

                                                           570

Engineering (0.0%):
JGC Corp.                                    2,000          14

Entertainment (0.0%):
Nintendo Co. Ltd.                              500          77

Financial Services (0.0%):
Nomura Securities Co. Ltd.                   7,000          92
Promise Co. Ltd.                               500          32

                                                           124

Food Processing & Packaging (0.0%):
Toyo Suisan Kaisha Ltd.                      3,000          29

Health Care (0.0%):
Hoya Corp.                                     800          48

                                                         Market
Security Description                         Shares       Value

Insurance -- Property, Casualty,
   Health (0.0%):
The Tokio Marine & Fire
   Insurance Co. Ltd.                        5,000    $     41

Leisure (0.0%):
Sammy Corp. (b)                                600          17

Machinery (0.0%):
Miura Co. Ltd.                               2,400          31

Manufacturing -- Miscellaneous (0.0%):
Mitsubishi Heavy Industries Ltd.             9,000          30

Pharmaceuticals (0.0%):
Eisai Co. Ltd.                               1,000          26
Takeda Chemical Industries                   3,000         145

                                                           171

Photography (0.0%):
Fuji Photo Film Co. Ltd.                     2,000          66

Railroads (0.0%):
East Japan Railway Co.                          11          64

Real Estate (0.0%):
Mitsubishi Estate Co. Ltd.                   3,000          29

Resorts/Theme Parks (0.0%):
Konami Co., Ltd.                               600          19

Retail (0.1%):
Ajinomoto Co., Inc.                          4,000          43
Ito-Yokado Co. Ltd.                          1,000          44
Jusco Ltd.                                   2,000          43
Seven-Eleven Japan                           1,000          44

                                                           174

Retail -- Department Stores (0.0%):
Isetan Co. Ltd.                              3,000          31
Marui Co. Ltd.                               1,000          14

                                                            45

Telecommunications (0.0%):
NTT Data Corp.                                   3          13
NTT Docomo, Inc.                                 6          81

                                                            94

Transportation (0.0%):
West Japan Railway Co.                           5          27

Transportation Leasing & Trucking (0.0%):
Yamato Transport Co. Ltd.                    1,000          19

Utilities -- Natural Gas (0.0%):
Osaka Gas Co. Ltd.                           5,000          15

Utilities -- Electric (0.0%):
Kansai Electric Power Co.                    1,500          25

Sumitomo Electric Industries Ltd.            3,000          25
Tokyo Electric Power Co.                     3,300          82

                                                           132

Utilities -- Telecommunications (0.0%):
Nippon Telegraph & Telephone Corp.              12          49

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Balanced Fund                                                  October 31, 2001
(Amounts in Thousands, Except Shares)

                                                         Market
Security Description                         Shares       Value

Wholesale Distribution (0.0%):
Mitsubishi Corp.                             5,000    $     38
Mitsui & Co. Ltd.                            3,000          18

                                                            56

Total Japan                                              2,720

Korea (0.0%):
Banks (0.0%):
H&CB, ADR                                    3,100          40

Electronic & Electrical -- General (0.0%):
Samsung Electronics, GDR                       770          59

Steel (0.0%):
Pohang Iron & Steel Co. Ltd., ADR            1,700          29

Telecommunications (0.0%):
Korea Telecom Corp., ADR                     1,700          35

Total Korea                                                163

Malaysia (0.0%):
Automotive (0.0%):
Oriental Holdings Berhad                    37,000          29

Commercial Banking (0.0%):
Malayan Banking Berhad                      11,000          21

Total Malaysia                                              50

Mexico (0.0%):
Financial Services (0.0%):
Grupo Financiero Bancomer-Class O (b)       65,000          49

Retail (0.0%):
Controladora Comercial Mexicana SA          35,400          21

Telecommunications (0.0%):
America Movil SA de CV                      26,000          19
Telefonos De Mexico SA, Series L            26,000          45

                                                            64

Television (0.0%):
TV Azteca SA de CV                          45,000          14

Total Mexico                                               148

Netherlands (0.2%):
Electronic & Electrical -- General (0.0%):
Koninklijke Philips Electronics NV           2,856          65

Food Products (0.0%):
Unilever NV                                  2,470         129

Food Retailer (0.0%):
Koninklijke Ahold NV                         2,777          78

Oil & Gas Exploration,
   Production & Services (0.2%):
Royal Dutch Petroleum Co.                    4,030         206
Royal Dutch Petroleum Co., ADR               2,000         101

                                                           307

Publishing (0.0%):
VNU NV                                       2,030          59

Total Netherlands                                          638

                                                         Market
Security Description                        Shares       Value

New Zealand (0.0%):
Airline Services (0.0%):
Auckland International Airport Ltd.         18,800    $     26

Appliances & Household Products (0.0%):
Fisher & Paykel Industries Ltd.              2,700          16

Total New Zealand                                           42

Norway (0.0%):
Banks (0.0%):
Den Norske Bank                              8,700          33

Total Norway                                                33

Russia (0.0%):
Oil-Integrated Companies (0.0%):
LUKOIL Holding, ADR                            800          36

Total Russia                                                36

Singapore (0.0%):
Banks (0.0%):
DBS Group Holdings Ltd.                      8,000          46
Oversea-Chinese Banking Corp.                8,500          49

                                                            95

Electronics (0.0%):
Venture Manufacturing Ltd.                   8,000          42

Shipbuilding (0.0%):
Sembcorp Marine Ltd.                        99,000          47

Total Singapore                                            184

South Africa (0.0%):
Holding Companies (0.0%):
Remgro Ltd.                                 10,100          68

Mining (0.0%):
Gold Fields Ltd.                            11,000          50

Telecommunications (0.0%):
M-Cell Ltd.                                 20,000          32

Total South Africa                                         150

Spain (0.1%):
Banks (0.0%):
Banco Bilbao Vizcaya SA                      5,360          60

Engineering (0.0%):
Grupo Dragados SA                            2,900          35

Utilities -- Telecommunications (0.1%):
Telefonica SA (b)                           11,106         134

Total Spain                                                229

Sweden (0.0%):
Security Services (0.0%):
Securitas AB, B Shares                       3,280          55

Telecommunication Equipment (0.0%):
Telefonaktiebolaget LM Ericsson             11,240          49

Total Sweden                                               104

Switzerland (0.2%):
Banks (0.0%):
UBS AG                                       2,220         103

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Balanced Fund                                                  October 31, 2001
(Amounts in Thousands, Except Shares)

                                           Shares or
                                           Principal     Market
Security Description                         Amount       Value

Food Products (0.1%):
Nestle SA (Registered)                       1,440    $    299

Insurance (0.0%):
Swiss Re-Registered                            790          81
Swiss Reinsurance Rights                       790           0

                                                            81

Pharmaceuticals (0.1%):
Novartis AG -- Registered                    8,090         303
Roche Holding AG                               710          49
Serono SA                                       45          36
                                                           388

Total Switzerland                                          871

Taiwan (0.0%):
Semiconductors (0.0%):
Taiwan Semiconductor Manufacturing Co.
   Ltd., ADR (b)                             2,354          30

Total Taiwan                                                30

Total Foreign Common Stocks (Cost $15,288)              14,168

Preferred Stocks (0.0%)

Germany (0.0%):
Consumer Products (0.0%):
Henkel KGaA                                  1,270          75

Pharmaceuticals (0.0%):
Fresenius AG                                   400          32

Total Germany                                              107

Total Preferred Stocks (Cost $121)                         107

Asset Backed Securities (3.2%)

BMW Vehicle Owner Trust,
   Series 2001-A, Class A3,
   4.70%, 3/25/05                         $    918         944
Chase Manhattan Auto Owner Trust,
   Series 2001-A, Class A4,
   5.07%, 2/15/08                            1,053       1,095
CIT Equipment Collateral,
   Series 2000-2, Class A4,
   6.93%, 7/20/11                            1,325       1,416
CIT Equipment Collateral,
   Series 2001-A Class A4,
   4.84%, 9/20/12 (d)                          679         700
DVI Receivables Corp.,
   Series 2001-1, Class A4,
   5.81%, 4/11/09                              750         789
Ford Credit Auto Owner Trust,
   Series 2000-F, Class A2,
   6.56%, 5/15/04                            1,295       1,365
Ford Credit Auto Owner Trust,
   Series 2001-B, Class A5,
   5.36%, 6/15/05                            1,125       1,177
Honda Auto Receivables Owner Trust,
   Series 2001-2, Class A4,
   5.09%, 10/18/02                             830         865


                                        Principal     Market
Security Description                      Amount       Value

Residential Asset Securities Corp.,
   Series 1999-KS, Class A3,
   7.18%, 10/1/29                         $    780    $    810
Structured Asset Securities Corp.,
   Series 2001-2, Class A5,
   6.00%, 3/25/31                            2,035       2,092
Structured Asset Securities Corp.,
   Series 2001-8A, Class 1A1,
   8.00%, 5/25/31                            1,243       1,280

Total Asset Backed Securities (Cost $12,074)            12,533

Convertible Bonds (0.0%)

Banks (0.0%):
Mitsubishi Bank International
   Finance Bermuda, Convertible
   Subordinated Notes,
   3.00%, 11/30/02,
   Callable 11/25/02 @ 121.60                  114         114

Total Convertible Bonds (Cost $134)                        114

Collateralized Mortgage Obligations (1.1%)

First Union National Bank
   Commercial Mortgage,
   Series 2001-C2, Class A1,
   6.20%, 1/12/43                              930         978
GE Capital Commercial Mortgage Corp.,
   Series 2000-1, Class A1,
   6.32%, 5/15/10                              801         847
Government National Mortgage Assoc.,
   Series 2001-12, Class B,
   6.09%, 6/16/21                              735         764
LB Commercial Conduit Mortgage Trust,
   Series 1999-C1, Class A1,
   6.41%, 8/15/07                              700         744
Morgan Stanley Capital,
   Series 1998-HF1, Class A2,
   6.52%, 1/15/08                            1,045       1,118

Total Collateralized Mortgage Obligations (Cost $4,186)  4,451

Corporate Bonds (13.4%)

Aerospace/Defense (0.1%):
Raytheon Co., 6.75%, 8/15/07                   470         493

Banks (1.0%):
Bank of America Corp.,
   7.80%, 2/15/10                            1,200       1,346
Bank One Corp.,
   6.50%, 2/1/06                               880         935
First Union National Bank,
   7.80%, 8/18/10                            1,045       1,179
International Bank for
   Reconstruction & Development,
   0.00%, 5/1/18                             1,080         402

                                                         3,862

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Balanced Fund                                                  October 31, 2001
(Amounts in Thousands, Except Shares)

                                           Principal     Market
Security Description                         Amount       Value

Chemicals (0.4%):
Rohm & Haas Co.,
   7.85%, 7/15/29                         $  1,468    $  1,651

Computers & Peripherals (0.8%):
Compaq Computer Corp.,
   6.20%, 5/15/03, MTN                         750         772
International Business Machines Corp.,
   4.88%, 10/1/06                            1,335       1,358
Sun Microsystems, Inc.,
   7.65%, 8/15/09                              800         837

                                                         2,967

Electronic & Electrical -- General (0.3%):
Texas Instruments, Inc.,
   7.00%, 8/15/04                            1,110       1,189

Financial Services (2.7%):
Anadarko Finance,
   7.50%, 5/1/31                               655         690
Boeing Capital Corp.,
   5.65%, 5/15/06 (c)                        1,200       1,226
CIT Group Inc.,
   5.63%, 5/17/04                              818         849
Ford Motor Credit Co.,
   7.75%, 2/15/07                            1,020       1,081
Ford Motor Credit Co.,
   7.38%, 2/1/11                               550         570
General Motors Acceptance Corp.,
   6.75%, 1/15/06                            1,455       1,490
Household Finance Co.,
   6.40%, 6/17/08                            1,200       1,258
John Deere BV,
   5.88%, 4/6/06                               520         539
Merrill Lynch & Co.,
   7.18%, 2/11/03, MTN                         120         126
Morgan Stanley Dean Witter,
   6.10%, 4/15/06                              960       1,009
Morgan Stanley Group, Inc.,
   6.88%, 3/1/07                               360         385
Salomon Smith Barney, Inc.,
   6.50%, 2/15/08                            1,330       1,422

                                                        10,645

Food -- Retail (0.8%):
Albertson's Inc,
   8.00%, 5/1/31                             1,860       2,087
Albertson's, Inc.,
   6.55% 8/1/04                                920         976

                                                         3,063

Food Processing & Packaging (0.4%):
Kellogg Co.,
   7.45%, 4/1/31                               370         406
Kraft Foods, Inc.,
   4.625%, 11/1/06                           1,000       1,002

                                                         1,408

                                        Principal     Market
Security Description                      Amount       Value

Forest & Paper Products (0.5%):
Abitibi Consolidated, Inc.,
   8.55%, 2/1/10                          $    280    $    299
International Paper Co.,
   6.75%, 9/1/11                               705         724
International Paper Co.,
   8.13%, 7/8/05                               810         890

                                                         1,913

Insurance (0.4%):
Liberty Mutual Insurance,
   8.20%, 5/4/07                               530         572
Royal & Sun Alliance Insurance Group,
   8.95%, 10/15/29                           1,015       1,060

                                                         1,632

Media (0.5%):
AOL Time Warner, Inc.,
   7.63%, 4/15/31                            1,070       1,122
Viacom, Inc.,
   6.40%, 1/30/06                              760         803

                                                         1,925

Oil & Gas -- Exploration & Production (0.8%):
Devon Financing Corp.,
   7.88%, 9/30/31                              585         590
Kerr-McGee Corp.,
   6.88%, 9/15/11                            1,290       1,330
Union Oil Co. of California,
   7.50%, 2/15/29                              560         591
Union Pacific Resources Group,
   7.00%, 10/15/06                             400         431

                                                         2,942

Pharmaceuticals (0.5%):
American Home Products Corp.,
   7.90%, 2/15/05 (c)                          450         502
American Home Products Corp.,
   6.70%, 3/15/11                            1,515       1,626

                                                         2,128

Pipelines (0.6%):
El Paso Corp.,
   7.00%, 5/15/11                            1,358       1,403
Kinder Morgan Energy Partners LP,
   8.00%, 3/15/05                              735         813

                                                         2,216

Railroads (0.4%):
Norfolk Southern Corp.,
   7.35%, 5/15/07                            1,410       1,550
Retail -- Specialty Stores (0.1%):
Lowe's Cos., Inc.,
   8.25%, 6/1/10                               479         556

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Balanced Fund                                                  October 31, 2001
(Amounts in Thousands, Except Shares)

                                           Principal     Market
Security Description                         Amount       Value

Telecommunications (1.0%):
AT&T Wireless Services, Inc.,
   8.75%, 3/1/31                          $    871    $    989
British Telecommunications PLC,
   7.63%, 12/15/05                             945       1,043
Citizens Communications Co.,
   8.50%, 5/15/06                            1,640       1,772

                                                         3,804

Telecommunications -- Equipment (0.1%):
Motorola, Inc.,
   8.00%, 11/1/11                              522         524

Tire & Rubber (0.2%):
Goodyear Tire & Rubber Co.,
   7.86%, 8/15/11                              700         689

Utilities -- Electric (0.6%):
Duke Energy Corp.,
   7.38%, 3/1/10                               575         642
Progress Energy, Inc.,
   6.55%, 3/1/04                               810         857
Wisconsin Energy Corp.,
   5.88%, 4/1/06                               710         739

                                                         2,238

Utilities -- Telephone (1.2%):
Sprint Capital Corp.,
   5.70%, 11/15/03                             745         763
Sprint Capital Corp.,
   7.13%, 1/30/06                            1,290       1,362
Verizon Communications Inc.,
   6.84%, 4/15/18                              700         711
WorldCom, Inc.-WorldCom Group,
   7.88%, 5/15/03                              845         889
Worldcom, Inc.-WorldCom Group,
   8.25%, 5/15/31                            1,075       1,101

                                                         4,826

Total Corporate Bonds (Cost $50,120)                    52,221

U.S. Treasury Obligations (3.8%)

U.S. Treasury Strips (0.4%):
3.88%, 5/15/11                               2,140       1,378

U.S. Treasury Bonds (2.1%):
10.63%, 8/15/15                                849       1,346
7.50%, 11/15/16                                630         802
8.75%, 8/15/20                               1,583       2,298
8.00%, 11/15/21                                197         270
7.13%, 2/15/23                                 870       1,100
6.25%, 5/15/30                                 970       1,156
5.38%, 2/15/31                               1,120       1,205

                                                         8,177

                                        Principal     Market
Security Description                      Amount       Value

U.S. Treasury Notes (1.3%):
4.63%, 5/15/06                            $  1,528    $  1,599
6.62%, 5/15/07                               1,782       2,034
5.63%, 5/15/08                                 700         767
5.00%, 8/15/11                                 584         618

                                                         5,018

Total U.S. Treasury Obligations (Cost $13,710)          14,573

U.S. Government Agencies (0.9%)

Business & Public Services (0.1%):
United Mexican States,
   9.88%, 2/1/10                               335         371

Federal Home Loan Mortgage
   Corporation (0.3%):
6.38%, 8/1/11                                1,150       1,239

Federal National Mortgage
   Association (0.3%):
6.25%, 2/1/11                                1,230       1,331

U.S. Government Loan Trust (0.2%):
U.S. Government Loan Trust -- Israel,
   Series 1-B, 8.50%, 4/1/06                   525         600

Total U.S. Government Agencies (Cost $3,333)             3,541

U.S. Government Mortgage Backed (13.9%)

Federal Home Loan Mortgage
   Corporation (3.3%):
5.50%, 7/15/06                                 248         264
6.00%, 2/1/13-1/1/29                         5,733       5,876
6.50%, 5/1/26-7/1/29                         3,184       3,302
7.00%, 10/1/28-9/1/30                        2,744       2,881
7.50%, 11/1/29                                  79          83
8.50%, 7/1/21-4/1/29                           292         312

                                                        12,718

Federal National Mortgage
   Association (8.5%):
3.50%, 9/15/04                                 750         756
4.38%, 10/15/06                                890         903
6.00%, 5/15/11-7/1/31                        3,559       3,681
6.50%, 3/1/18-8/1/31                        10,112      10,434
7.00%, 3/1/27-10/1/31                        7,672       8,016
7.50%, 3/1/27-5/1/29                         2,230       2,362
8.00%, 6/1/12-3/1/30                         3,384       3,599
8.50%, 11/1/17-4/1/31                          935         994
9.50%, 10/1/21                                 190         210
10.00%, 11/1/13                                542         588
10.50%, 11/1/13                                513         561
11.00%, 11/1/13                                606         666

                                                        32,770

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Balanced Fund                                                  October 31, 2001
(Amounts in Thousands, Except Shares)

                                        Principal     Market
Security Description                      Amount       Value

Government National Mortgage
   Association (2.1%):
6.50%, 7/15/28-5/20/31                    $  2,610    $  2,690
7.00%, 9/15/23-4/15/28                       2,974       3,120
7.50%, 11/15/28-4/15/29                        419         442
8.50%, 12/15/17                                772         838
9.50%, 7/15/09-7/15/25                         990       1,099

                                                         8,189

Total U.S. Government Mortgage Backed (Cost $51,350)    53,677

Total Investments(Cost $378,022) (a) -- 100.6%         390,673

Liabilities in excess of other assetsn -- (0.6)%        (2,194)

TOTAL NET ASSETS -- 100.0%                            $388,479

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of market to market adjustment for passive foreign investment companies and the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $1,796. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                          $ 36,644
     Unrealized depreciation                           (25,789)
     Net unrealized appreciation                      $ 10,855

(b)  Non-income producing securities.

(c) Segregated as collateral for securities purchased on a "when-issued" basis.

Securities in this portfolio may be restricted as to resale to institutional investors only, in accordance with the Securities Act of 1933.

ADR  -- American Depositary Receipts

GDR  -- Global Depositary Receipts

MTN  -- Medium Term Note

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
Convertible Securities Fund                                    October 31, 2001
(Amounts in Thousands)

                                          Principal     Market
Security Description                        Amount       Value

Commercial Paper (0.6%)

Household Finance, 2.62%, 11/1/01          $   477     $   477

Total Commercial Paper (Cost $477)                         477

Convertible Bonds (57.0%)

Advertising (1.7%):
Getty Images, Inc.,
   Convertible Subordinated Notes,
   5.00%, 3/15/07,
   Callable 3/20/03 @ 102.86                   500         377
Interpublic Group Cos., Inc.,
   Convertible Subordinated Notes,
   1.87%, 6/1/06,
   Callable 6/5/02 @ 89.67                   1,235         934

                                                         1,311

Aerospace/Defense (0.4%):
Kaman Corp.,
   Convertible Subordinated Notes,
   6.00%, 3/15/12,
   Callable 11/19/01 @ 100                     375         345

Apparel (0.6%):
Jones Apparel Group, Inc.,
   Convertible Subordinated Notes,
   0.00%, 2/1/21,
   Callable 2/1/04 @ 55.44                     900         450

Biotechnology (1.6%):
COR Therapeutics, Inc.,
   Convertible Subordinated Notes,
   4.50%, 6/15/06,
   Callable 6/15/04 @ 101.80                   250         221
Human Genome Sciences, Inc.,
   Convertible Subordinated Notes,
   3.75%, 3/15/07,
   Callable 3/21/03 @ 101.88                   200         153
Human Genome Sciences, Inc.,
   Convertible Subordinated Notes,
   3.75%, 3/15/07,
   Callable 3/21/03 @ 101.88                   500         381
Vertex Pharmaceuticals, Inc.,
   Convertible Subordinated Notes,
   5.00%, 9/19/07                              500         341
Vertex Pharmaceuticals, Inc.,
   Convertible Subordinated Notes,
   5.00%, 9/19/07                              250         170

                                                         1,266

Broadcasting/Cable (2.6%):
Liberty Media Group,
   Convertibile Subordinated Notes,
   3.50%, 1/15/31,
   Callable 1/15/06 @ 100                    1,055         839
Liberty Media Group,
   Convertible Subordinated Notes,
   4.00%, 11/15/29,
   Callable 11/15/03 @ 100                     800         568

                                        Principal     Market
Security Description                      Amount       Value

Liberty Media Group,
   Convertible Subordinated Notes,
   4.00%, 11/15/29,
   Callable 11/15/03 @ 100                 $   900     $   639

                                                         2,046

Computers & Peripherals (1.0%):
Hewlett-Packard Co.,
   Convertible Subordinated Notes,
   0.00%, 10/14/17,
   Callable 10/14/02 @ 62.81                   950         431
VERITAS Software Corp.,
   Convertible Subordinated Notes,
   1.86%, 8/13/06,
   Callable 8/16/02 @ 83.92                    300         306

                                                           737

Diversified (0.5%):
Berkshire Hathaway, Inc.,
   Convertible Subordinated Notes,
   1.00%, 12/2/01,
   Callable 12/2/01 @ 100                      200         353

Electronics (1.7%):
Oak Industries, Inc.,
   Convertible Subordinated Notes,
   4.88%, 3/1/08,
   Callable 3/1/02 @ 102.09                    150         131
SCI Systems, Inc.,
   Convertible Subordinated Notes,
   3.00%, 3/15/07,
   Callable 3/20/03 @ 101.71                 1,045         798
Solectron Corp.,
   Convertible Subordinated Notes,
   0.00%, 11/20/20,
   Callable 11/20/05 @ 61.66                   850         350

                                                         1,279

Energy Generator (2.3%):
Ogden Corp.,
   Euro-Dollar
   Convertible Subordinated Notes,
   6.00%, 6/1/02,
   Continuously Callable @ 100               1,000         965
Ogden Corp.,
   Euro-Dollar
   Convertible Subordinated Notes,
   5.75%, 10/20/02,
   Continuously Callable @ 100                 225         222
Ogden Corp.,
   Euro-Dollar
   Convertible Subordinated Notes,
   5.75%, 10/20/02,
   Continuously Callable @ 100                 640         626

                                                         1,813

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Convertible Securities Fund                                    October 31, 2001
(Amounts in Thousands)

                                        Principal     Market
Security Description                      Amount       Value

Environmental Control (0.4%):
Thermo Instrument Systems,
   Convertible Subordinated Notes,
   4.50%, 10/15/03,
   Continuously Callable @ 100             $   350     $   347

Financial & Insurance (1.3%):
PMI Group, Inc.,
   Convertible Subordinated Notes,
   2.50%, 7/15/21,
   Callable 7/15/06 @ 100                    1,000         991

Financial Services (2.5%):
First American Corp.,
   Convertible Subordinated Notes,
   4.50%, 4/15/08,
   Callable 4/15/04 @ 102.25                   675         629
Goldman Sachs Group, Inc.,
   Convertible Subordinated Notes,
   1.00%, 5/24/08,
   Callable 5/24/03 @ 100, MTN                 900         818
JMH Finance Ltd.,
   Convertible Subordinated Notes,
   4.75%, 9/6/07                               480         461

                                                         1,908

Health Care (1.2%):
Health Management Associates, Inc.,
   Convertible Subordinated Notes,
   0.25%, 8/16/20,
   Callable 8/16/03 @ 63.59                    600         417
Province Healthcare Co.,
   Convertible Subordinated Notes,
   4.25%, 10/10/08,
   Callable 10/10/04 @ 102.43                  500         486

                                                           903

Insurance -- Multi-Line (2.2%):
American International Group, Inc.,
   Convertible Subordinated Notes,
   0.50%, 5/15/07,
   Callable 5/15/03 @ 100                      900         915
Loews Corp.,
   Convertible Subordinated Notes,
   3.13%, 9/15/07,
   Callable 9/15/02 @ 101.56                   800         681
USF&G Corp.,
   Convertible Subordinated Notes,
   0.00%, 3/3/09,
   Callable 3/3/02 @ 73.23                     165         133

                                                         1,729

Media (0.5%):
COX Enterprises, Inc.,
   Convertible Subordinated Notes,
   2.00%, 2/15/21,
   Callable 2/18/03 @ 100                      425         423

                                        Principal     Market
Security Description                      Amount       Value

Medical Equipment & Supplies (1.8%):
Apogent Technologies, Inc.,
   Convertible Subordinated Notes,
   2.25%, 10/15/21,
   Callable 10/20/04 @ 100                 $   520     $   534
Baxter International, Inc.,
   Convertible Subordinated Notes,
   1.25%, 6/1/21,
   Callable 6/5/06 @ 100                       875         894

                                                         1,428

Oil & Gas Exploration,
   Production & Services (5.2%):
Anadarko Petroleum Corp.,
   Convertible Subordinated Notes,
   0.00%, 3/7/20,
   Callable 3/7/03 @ 55.44                     500         367
Devon Energy Corp.,
   Convertible Subordinated Notes,
   4.90%, 8/15/08,
   Callable 8/15/02 @ 103                    1,700       1,723
Kerr-McGee Corp.,
   Convertible Subordinated Notes,
   5.25%, 2/15/10,
   Callable 2/15/05 @ 102.63                   900       1,046
Pogo Producing Co.,
   Convertible Subordinated Notes,
   5.50%, 6/15/06,
   Callable 6/15/02 @ 102.20                   600         594
Sunoco, Inc.,
   Convertible Subordinated Notes,
   6.75%, 6/15/12,
   Continuously Callable @ 100                 300         308

                                                         4,038

Oilfield Services & Equipment (0.4%):
Hanover Compresser Co.,
   Convertible Subordinated Notes,
   4.75%, 3/15/08,
   Callable 3/15/04 @ 102.71                   355         338

Pharmaceuticals (5.0%):
Alpharma, Inc.,
   Convertible Subordinated Notes,
   3.00%, 6/1/06,
   Callable 6/16/02 @ 112.67                   200         214
Alpharma, Inc.,
   Convertible Subordinated Notes,
   3.00%, 6/1/06,
   Callable 6/16/02 @ 112.67                   500         535
Alza Corp.,
   Convertible Subordinated Notes,
   0.00%, 7/14/14,
   Callable 7/14/02 @ 53.69                    280         415

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Convertible Securities Fund                                    October 31, 2001
(Amounts in Thousands)

                                        Principal     Market
Security Description                      Amount       Value

Alza Corp.,
   Convertible Subordinated Notes,
   0.00%, 7/28/20,
   Callable 7/28/03 @ 60.28                $   250     $   205
Alza Corp.,
   Convertible Subordinated Notes,
   0.00%, 7/28/20,
   Callable 7/28/03 @ 60.28                    400         328
Elan Finance Corp. Ltd.,
   Convertible Subordinated Notes,
   0.00%, 12/14/18,
   Callable 12/14/03 @ 61.66                 1,400       1,008
Teva Pharmaceutical Finance LLC,
   Convertible Subordinated Notes,
   1.50%, 10/15/05,
   Callable 10/15/03 @ 100.38                1,100       1,110

                                                         3,815

Real Estate (0.7%):
EOP Operating LP,
   Convertible Subordinated Notes,
   7.25%, 11/15/08,
   Callable 11/15/04 @ 100                     500         531

Retail -- Specialty Stores (0.8%):
Costco Wholesale Corp.,
   Convertible Subordinated Notes,
   0.00%, 8/19/17,
   Callable 8/19/02 @ 59.42                    350         315
Lowe's Cos., Inc.,
   Convertible Subordinated Notes,
   0.00%, 2/16/21,
   Callable 2/16/04 @ 65.55                    385         274

                                                           589

Semiconductors (10.3%):
ASML Holding N.V.,
   Convertible Subordinated Notes,
   4.25%, 11/30/04,
   Callable 12/5/02 @ 101.70                   500         407
Brooks Automation, Inc.,
   Convertible Subordinated Notes,
   4.75%, 6/1/08,
   Callable 6/6/04 @ 100                       800         655
Burr-Brown Corp.,
   Convertible Subordinated Notes,
   4.25%, 2/15/07,
   Callable 2/20/03 @ 102.43                 1,000       1,094
Burr-Brown Corp.,
   Convertible Subordinated Notes,
   4.25%, 2/15/07,
   Callable 2/20/03 @ 102.43                   300         329
Cymer, Inc.,
   Convertible Subordinated Notes,
   7.25%, 8/6/04,
   Callable 2/6/02 @ 104.11                    750         709

                                           Principal     Market
Security Description                        Amount       Value

Cypress Semiconductor Corp.,
   Convertible Subordinated Notes,
   4.00%, 2/1/05,
   Callable 2/5/03 @ 101                   $   900     $   780
EMCORE Corp.,
   Convertible Subordinated Notes,
   5.00%, 5/15/06,
   Callable 5/20/04 @ 101.25                   500         336
International Rectifier Corp.,
   Convertible Subordinated Notes,
   4.25%, 7/15/07,
   Callable 7/18/03 @ 102.43                   250         210
International Rectifier Corp.,
   Convertible Subordinated Notes,
   4.25%, 7/15/07,
   Callable 7/18/03 @ 102.43                   250         210
Kulicke & Soffa Industries, Inc.,
   Convertible Subordinated Notes,
   5.25%, 8/15/06,
   Callable 8/19/04 @ 102.1                    500         487
LSI Logic Corp.,
   Convertible Subordinated Notes,
   4.25%, 3/15/04,
   Callable 3/20/02 @ 101.70                 1,400       1,779
LTX Corp,
   Convertible Subordinated Notes,
   4.25%, 8/15/06,
   Callable 8/19/04 @ 101.7                    400         361
Vitesse Semiconductor Corp.,
   Convertible Subordinated Notes,
   4.00%, 3/15/05,
   Callable 3/15/03 @ 101                      750         590

                                                         7,947

Software & Computer Services (4.8%):
First Data Corp.,
   Convertible Subordinated Notes,
   2.00%, 3/1/08,
   Callable 3/1/04 @ 100                     1,195       1,295
Mercury Interactive Corp.,
   Convertible Subordinated Notes,
   4.75%, 7/1/07,
   Callable 7/1/03 @ 102.71                  1,000         723
Rational Software Corp.,
   Convertible Subordinated Notes,
   5.00%, 2/1/07,
   Callable 2/5/03 @ 102.86                  1,000         821
Rational Software Corp.,
   Convertible Subordinated Notes,
   5.00%, 2/1/07,
   Callable 2/5/03 @ 102.86                    300         246
Siebel Systems, Inc.,
   Convertible Subordinated Notes,
   5.50%, 9/15/06,
   Callable 9/15/02 @ 103.14                   200         211

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Convertible Securities Fund                                    October 31, 2001
(Amounts in Thousands, Except Shares)

                                        Principal     Market
Security Description                      Amount       Value

Siebel Systems, Inc.,
   Convertible Subordinated Notes,
   5.50%, 9/15/06,
   Callable 9/15/02 @ 103.14               $   350     $   370

                                                         3,666

Telecommunications (2.8%):
Cox Communications, Inc.,
   Convertible Subordinated Notes,
   0.35%, 2/23/21,
   Callable 2/26/03 @ 71.99                    410         288
Juniper Networks, Inc.,
   Convertible Subordinated Notes,
   4.75%, 3/15/07,
   Callable 3/15/03 @ 102.71                   600         429
Nortel Networks Corp,
   Convertible Subordinated Notes,
   4.25%, 9/1/08,
   Callable 9/7/04 @ 102.12                  1,700       1,460

                                                         2,177

Telecommunications -- Equipment (0.7%):
CIENA Corp.,
   Convertible Subordinated Notes,
   3.75%, 2/1/08,
   Callable 2/4/04 @ 102.14                    850         539

Telecommunications --
   Services & Equipment (1.6%):
CommScope, Inc.,
   Convertible Subordinated Notes,
   4.00%, 12/15/06,
   Callable 12/15/02 @ 102.29                  900         720
CommScope, Inc.,
   Convertible Subordinated Notes,
   4.00%, 12/15/06,
   Callable 12/15/02 @ 102.29                  600         480

                                                         1,200

Transportation Services (1.9%):
Offshore Logistics, Inc.,
   Convertible Subordinated Notes,
   6.00%, 12/15/03,
   Callable 12/15/01 @ 101.71                  750         771
United Parcel Service, Inc.,
   Convertible Subordinated Notes,
   1.75%, 9/27/07,
   Callable 9/27/03 @ 100                      750         713

                                                         1,484

Utilities -- Electric (0.5%):
Mirant Corp.,
   Convertible Subordinated Notes,
   2.50%, 6/15/21,
   Callable 6/18/06 @ 100                      390         367

Total Convertible Bonds (Cost $48,371)                  44,020

                                                      Market
Security Description                      Shares       Value

Convertible Preferred Stock (41.8%)

Aerospace & Military Technology (0.5%):
Coltec Capital Trust                        11,000     $   349

Banks (2.9%):
CNB Capital Trust I                         36,600       1,376
Credit Suisse First Boston                  23,600         257
Washington Mutual, Inc.                      9,000         617

                                                         2,250

Building Materials (1.8%):
Texas Industries, Inc.                      40,000       1,367

Commercial Services (1.2%):
Cendant Corp.                               25,000         926

Computer Services (0.9%):
Electronic Data Systems Corp.               13,300         729

Cosmetics & Toiletries (1.4%):
Estee Lauder Cos., Inc.                     16,000       1,072

Financial Services (2.4%):
USX Capital Trust I                         38,300       1,871

Food Products (1.7%):
Suiza Capital Trust II                      30,000       1,331

Household Goods -- Appliances,
   Furnishings & Electronics (1.7%):
Newell Financial Trust I                    34,200       1,317

Insurance (1.7%):
Metlife Capital Trust I                     15,500       1,323

Insurance -- Property, Casualty,
   Health (2.0%):
ACE Ltd.                                    20,500       1,545

Networking Products (0.7%):
Lucent Technologies, Inc.                      480         559

Oil-Integrated Companies (2.1%):
Unocal Capital Trust                        34,000       1,636

Oilfield Services & Equipment (2.5%):
EVI, Inc.                                   43,000       1,924

Paper & Forest Products (1.7%):
International Paper Capital Trust           29,700       1,307

Pipelines (3.6%):
El Paso Energy Capital Trust I              21,500       1,328
Western Gas Resources, Inc.                 30,000       1,455

                                                         2,783

Publishing (2.3%):
Tribune Co.                                 20,000       1,760

Railroads (1.8%):
Union Pacific Capital Trust                 30,000       1,414

Real Estate Investment Trusts (2.1%):
Equity Office Properites Trust, Series B    19,500         871

Simon Property Group, Inc., Series B         9,500         732

                                                         1,603

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Convertible Securities Fund                                    October 31, 2001
(Amounts in Thousands, Except Shares)

                                                      Market
Security Description                      Shares       Value

Restaurants (1.1%):
Wendy's Financing I, Series A               16,100     $   878

Telecommunications (2.5%):
Broadwing, Inc., Series B                   28,000         784
Citizens Communications Co.                 30,000         602
Worldcom, Inc                               22,000         528

                                                         1,914

Utilities -- Electric (3.2%):
AES Trust III                               13,000         425
Calpine Capital Trust II                    22,300       1,301
Duke Energy Corp.                           10,000         275
Mirant Trust I                               8,000         477

                                                         2,478

Total Convertible Preferred Stock (Cost $32,016)        32,336

Total Investments (Cost $80,864) (a) -- 99.4%           76,833

Other assets in excess of liabilities -- 0.6%              458

TOTAL NET ASSETS -- 100.0%                             $77,291

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $1. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                           $ 4,921
     Unrealized depreciation                            (8,953)
     Net unrealized depreciation                       $(4,032)

Securities in this portfolio may be restricted as to resale to institutional investors only, in accordance with the Securities Act of 1933.

MTN -- Medium Term Note

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
Real Estate Investment Fund                                    October 31, 2001
(Amounts in Thousands, Except Shares)

                                                        Market
Security Description                        Shares       Value

Common Stocks (89.3%)

Real Estate Development (4.7%):
Catellus Development Corp. (b)              10,000     $   172
St. Joe Co.                                 14,000         361
TrizecHahn Corp.                            18,100         289

                                                           822

Real Estate Investment Trusts (84.6%):
Apartments (25.0%):
AvalonBay Communities, Inc.                 20,000         908
BRE Properties, Inc.                        15,000         435
Charles E. Smith Residential
   Realty, Inc.                             16,000         759
Equity Residential Properties Trust         30,000         779
Gables Residential Trust                    17,000         457
Home Properties of NY, Inc.                  5,000         153
Summit Properties, Inc.                     37,500         849

                                                         4,340

Diversified (12.9%):
Cousins Properties, Inc.                    10,500         254
Simon Property Group, Inc.                  35,000         963
Vornado Realty Trust                        26,000       1,019

                                                         2,236

Health Care (3.2%):
Health Care Property Investors, Inc.        15,000         558

Industrial Development (11.5%):
AMB Property Corp.                          30,000         729
Cabot Industrial Trust                      36,700         874
ProLogis Trust                              20,000         399

                                                         2,002

Office (32.0%):
Alexandria Real Estate Equities, Inc.       10,000         402
AmeriVest Properties, Inc.                 133,500         740
Arden Realty, Inc.                          21,000         517
Boston Properties, Inc.                     25,000         884
Brandywine Realty Trust                     25,000         494
CarrAmerica Realty Corp.                    10,000         283
Corporate Office Properties Trust           20,000         221
Equity Office Properties Trust              37,000       1,054
Keystone Property Trust                     15,000         186
SL Green Realty Corp.                       25,000         746

                                                         5,527

Total Common Stocks (Cost $14,532)                      15,485

                                         Shares or
                                        Principal     Market
Security Description                      Amount       Value

Preferred Stocks (2.2%)

Real Estate Investment Trusts (2.2%):
Apartments (0.3%):
BRE Properties                               2,200     $    56

Financial (1.9%):
Apartment Investment &
   Management Co.                           13,000         331

Total Preferred Stocks (Cost $392)                         387

U.S. Government Agencies (19.2%)

Federal Home Loan
   Mortgage Corp. (19.2%):
2.48%, 11/1/01                            $  3,336       3,336

Total U.S. Government Agencies (Cost $3,336)             3,336

Total Investments (Cost $18,260) (a) -- 110.7%          19,208

Liabilities in excess of other assets -- (10.7)%       (1,862)

TOTAL NET ASSETS -- 100.0%                             $17,346

(a) Represents cost for financial reporting purposes and primarily differs from cost basis for federal income tax purposes by the amount of return of capital distributions for federal income tax reporting of approximately $163. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                            $1,504
     Unrealized depreciation                              (393)
     Net unrealized appreciation                        $1,111

(b)  Non-income producing securities.

                      See notes to financial statements.


                                            Statement of Assets and Liabilities
The Victory Portfolios                                         October 31, 2001
(Amounts in Thousands, Except Per Share Amounts)


                                                                                                      Convertible      Real Estate
                                                                                    Balanced          Securities       Investment
                                                                                      Fund               Fund             Fund

ASSETS:
Investments, at value (Cost $378,022; $80,864; $18,260)                              $390,673           $76,833          $19,208
Cash                                                                                       --                --                1
Foreign currency, at value (Cost $4)                                                        4                --               --
Interest and dividends receivable                                                       1,874               501               36
Receivable from brokers for investments sold                                           10,703                --               --
Receivable from affiliates                                                                 --                 3                3
Reclaims receivable                                                                        36                --               --
Prepaid expenses and other assets                                                          14                25                4

         Total Assets                                                                 403,304            77,362           19,252

LIABILITIES:
Payable to brokers for investments purchased                                           14,404                --            1,869
Accrued expenses and other payables:
     Investment advisory fees                                                             265                50                8
     Administration fees                                                                    3                 2               --
     Custodian fees                                                                        26                 4                2
     Accounting fees                                                                        1                 1                1
     Transfer agent fees                                                                   28                10                2
     Shareholder service fees -- Class A                                                   80                --                2
     12b-1 Fees -- Class G                                                                  1                 1               --
     Other                                                                                 17                 3               22

         Total Liabilities                                                             14,825                71            1,906

NET ASSETS:
Capital                                                                               356,094            81,530           17,263
Undistributed net investment income                                                       251                31              309
Net unrealized appreciation (depreciation) from investments                            12,188            (4,031)             948
Net unrealized appreciation from translation of assets
   and liabilities in foreign currencies                                                  459                --               --
Accumulated undistributed net realized gains (losses) from
   investment transactions and foreign currency transactions                           19,487              (239)          (1,174)

         Net Assets                                                                  $388,479           $77,291          $17,346

Net Assets
     Class A                                                                         $386,284           $74,930          $16,660
     Class G                                                                            2,195             2,361              686

         Total                                                                       $388,479           $77,291          $17,346

Outstanding units of beneficial interest (shares)
     Class A                                                                           31,290             6,606            1,374
     Class G                                                                              178               208               56

         Total                                                                         31,468             6,814            1,430

Net asset value
     Redemption price per share -- Class A                                           $  12.35           $ 11.34          $ 12.13
     Offering price per share -- Class G                                             $  12.36           $ 11.38          $ 12.10

Maximum sales charge -- Class A                                                          5.75%             5.75%            5.75%

Maximum offering price per share (100%/(100%-maximum sales charge)
   of net asset value adjusted to nearest cent) -- Class A                           $  13.10           $ 12.03          $ 12.87


                      See notes to financial statements.


                                                        Statement of Operations
The Victory Portfolios                      For the Year Ended October 31, 2001
(Amounts in Thousands)


                                                                                                                          Real
                                                                                                        Convertible      Estate
                                                                                         Balanced       Securities     Investment
                                                                                           Fund            Fund           Fund

Investment Income:
Interest income                                                                          $ 10,438        $ 1,439          $   88
Dividend income                                                                             4,187          2,203             908
Foreign tax withholding                                                                       (29)            --              (1)
Income from securities lending                                                                103             --              --

     Total Income                                                                          14,699          3,642             995

Expenses:
Investment advisory fees                                                                    3,306            679             128
Administration fees                                                                           586            136              24
Shareholder service fees -- Class A                                                         1,028            224              35
12b-1 fees -- Class G                                                                           9              6               1
Accounting fees                                                                               157             62              46
Custodian fees                                                                                191             32              11
Legal and audit fees                                                                           36              7               3
Trustees' fees and expenses                                                                    12              3               1
Transfer agent fees                                                                            70             22               8
Registration and filing fees                                                                   28             29              24
Printing fees                                                                                   4              9               3
Other                                                                                          35              7               9

     Total Expenses                                                                         5,462          1,216             293

Expenses voluntarily reduced                                                                 (238)           (33)            (42)

     Expenses before reimbursement from distributor                                         5,224          1,183             251
     Expenses reimbursed by distributor                                                       (39)           (35)            (27)

     Net Expenses                                                                           5,185          1,148             224

Net Investment Income                                                                       9,514          2,494             771

Realized/Unrealized Gains (Losses) from Investments
   and Foreign Currencies:
Net realized gains (losses) from investment transactions                                   21,125           (239)          1,043
Net realized losses from foreign currency transactions                                        (75)            --              --
Change in unrealized appreciation/depreciation from investments                           (58,116)        (9,725)           (438)
Change in unrealized appreciation/depreciation from translation
   of assets and liabilities in foreign currencies                                             (1)            --              --

Net realized/unrealized gains (losses) from investments and foreign currencies            (37,067)        (9,964)            605

Change in net assets resulting from operations                                           $(27,553)       $(7,470)         $1,376


                      See notes to financial statements.


The Victory Portfolios                      Statements of Changes in Net Assets
(Amounts in Thousands)


                                                      Balanced                     Convertible                  Real Estate
                                                        Fund                     Securities Fund              Investment Fund

                                                Year           Year           Year          Year            Year          Year
                                                Ended          Ended          Ended         Ended           Ended         Ended
                                             October 31,    October 31,    October 31,   October 31,     October 31,   October 31,
                                                2001           2000           2001          2000            2001          2000

From Investment Activities:
Operations:
     Net investment income                    $  9,514       $   9,799      $  2,494      $   3,397       $   771        $   708
     Net realized gains (losses) from
       investment transactions                  21,125          27,595          (239)        10,653         1,043           (468)
     Net realized losses from
       foreign currency transactions               (75)            (95)           --             --            --             --
     Net change in unrealized appreciation
       (depreciation) from investments         (58,116)        (10,488)       (9,725)         1,093          (438)         2,705
     Net change in unrealized
       appreciation/(depreciation)
       from translation of assets
       and liabilities in foreign currencies        (1)             (1)           --             --            --             --

Change in net assets resulting
   from operations                             (27,553)         26,810        (7,470)        15,143         1,376          2,945

Distributions to Shareholders:
     From net investment income:
         Class A                                (9,311)        (10,075)       (2,595)        (3,599)         (587)          (530)
         Class B                                    --             (86)           --             --            --             --
         Class G                                   (34)            (12)          (24)            (3)          (12)            (1)
     In excess of net investment income:
         Class A                                    --            (159)           --             --            --             --
         Class B                                    --              (1)           --             --            --             --
         Class G                                    --              --<F1>        --             --            --             --
     From net realized gains from
       investment transactions
       and foreign currencies                  (27,017)        (37,231)      (10,650)        (3,867)           --             --

Change in net assets from
   distributions to shareholders               (36,362)        (47,564)      (13,269)        (7,469)         (599)          (531)

Capital Transactions:
     Proceeds from shares issued                69,858          97,717        47,217         39,119         7,086          4,207
     Proceeds from shares exchanged
       from Class B                                 --          10,624            --             --            --             --
     Dividends reinvested                       33,818          41,639         9,533          5,152           290            221
     Cost of shares redeemed                   (65,029)       (138,528)      (55,458)       (34,862)       (4,746)        (7,108)
     Cost of shares exchanged to Class A            --         (10,624)           --             --            --             --

Change in net assets
   from capital transactions                    38,647             828         1,292          9,409         2,630         (2,680)

Change in net assets                           (25,268)        (19,926)      (19,447)        17,083         3,407           (266)

Net Assets:
     Beginning of period                       413,747         433,673        96,738         79,655        13,939         14,205

     End of period                            $388,479       $ 413,747      $ 77,291       $ 96,738       $17,346        $13,939

Share Transactions:
     Issued                                      5,287           6,794         3,825          2,822           584            395
     Issued in connection with exchange
       from Class B                                 --             762            --             --            --             --
     Reinvested                                  2,549           2,945           775            394            24             21
     Redeemed                                   (4,954)         (9,874)       (4,558)        (2,578)         (391)          (668)
     Redeemed in connection with
       exchange to Class A                          --            (762)           --             --            --             --

     Change in Shares                            2,882            (135)           42            638           217           (252)


<F1> Rounds to less than $1,000.



                      See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                                Balanced Fund

                                                                Class A Shares                                 Class G Shares

                                                                                                                      December 15,
                                           Year         Year        Year         Year         Year         Year          1999
                                           Ended        Ended       Ended        Ended        Ended        Ended        through
                                        October 31,  October 31, October 31,  October 31,  October 31,  October 31,   October 31,
                                           2001         2000        1999         1998         1997         2001         2000<F2>

Net Asset Value, Beginning of Period     $  14.47     $  15.10    $  14.67     $  13.87     $  12.33      $14.49       $13.92

Investment Activities
     Net investment income                   0.30         0.33        0.32         0.37         0.36        0.26         0.30
     Net realized and unrealized gain
       (loss) on investments                (1.17)        0.62        1.34         1.54         1.90       (1.18)        0.57

         Total from Investment
         Activities                         (0.87)        0.95        1.66         1.91         2.26       (0.92)        0.87

Distributions
     Net investment income                  (0.30)       (0.34)      (0.31)       (0.37)       (0.35)      (0.26)       (0.30)
     In excess of net investment income        --        (0.01)         --           --           --          --           --<F3>
     Net realized gains                     (0.95)       (1.23)      (0.92)       (0.74)       (0.37)      (0.95)          --

         Total Distributions                (1.25)       (1.58)      (1.23)       (1.11)       (0.72)      (1.21)       (0.30)

Net Asset Value, End of Period           $  12.35     $  14.47    $  15.10     $  14.67     $  13.87      $12.36       $14.49

Total Return (excludes sales charge)        (6.50)%       6.74%      11.73%       14.55%       19.02%      (6.86)%       6.32%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)        $386,284     $412,606    $422,586     $418,807     $342,933      $2,195       $1,141
Ratio of expenses to
   average net assets <F5>                   1.25%        1.27%       1.27%        1.27%        1.25%       1.59%        1.57%<F7>
Ratio of net investment income
   to average net assets <F5>                2.30%        2.36%       2.13%        2.54%        2.69%       1.95%        2.04%<F7>
Ratio of expenses to
   average net assets<F1>                    1.32%        1.35%       1.50%        1.50%        1.36%       2.42%        3.95%<F7>
Ratio of net investment income
   (loss) to average net assets<F1>          2.23%        2.28%       1.90%        2.31%        2.58%       1.12%       (0.34)%<F7>
Portfolio turnover <F6>                       116%         140%        177%         231%         109%        116%         140%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Less than $0.01 per share.

<F4> Not annualized.

<F5> Effective February 28, 2001, the Adviser agreed to continue to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G Shares of the Fund at a maximum of 2.00% until at least February 28, 2011.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F7> Annualized.



                      See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                          Convertible Securities Fund

                                                                  Class A Shares

                                                                          December 1,
                                        Year        Year         Year        1997          Year         Year
                                        Ended       Ended        Ended      through        Ended        Ended
                                     October 31, October 31, October 31, October 31,   November 30, November 30,
                                        2001        2000         1999       1998<F2>        1997         1996

Net Asset Value,
   Beginning of Period                 $ 14.29     $ 12.99      $ 12.22    $  14.33       $  13.55     $ 12.16

Investment Activities
     Net investment income                0.33        0.54         0.67        0.58           0.62        0.65
     Net realized and unrealized
       gain (loss) on investments        (1.40)       1.97         0.83       (1.08)          1.43        1.68

         Total from
         Investment Activities           (1.07)       2.51         1.50       (0.50)          2.05        2.33

Distributions
     Net investment income               (0.35)      (0.58)       (0.70)      (0.54)         (0.65)      (0.62)
     Net realized gains                  (1.53)      (0.63)       (0.03)      (1.07)         (0.62)      (0.32)

         Total Distributions             (1.88)      (1.21)       (0.73)      (1.61)         (1.27)      (0.94)

Net Asset Value, End of Period         $ 11.34     $ 14.29      $ 12.99    $  12.22       $  14.33     $ 13.55

Total Return (excludes sales charge)     (8.22)%     20.57%       12.46%      (3.69)%<F4>    16.26%      20.28%

Ratios/Supplemental Data:
Net Assets at end of period (000)      $74,930     $96,451      $79,655    $108,069       $104,982     $81,478
Ratio of expenses to
   average net assets <F5>                1.26%       1.24%        1.24%       1.20%<F8>      1.34%       1.31%
Ratio of net investment income
   to average net assets <F5>             2.76%       4.01%        4.94%       4.60%<F8>      4.75%       5.17%
Ratio of expenses to
   average net assets<F1>                 1.32%       1.24%        <F7>        <F7>           <F7>        <F7>
Ratio of net investment income
   (loss) to average net assets<F1>       2.70%       4.01%        <F7>        <F7>           <F7>        <F7>
Portfolio turnover <F6>                     72%         95%          73%         77%            77%         40%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 23, 1998, the SBSF Convertible Securities Fund
     became the Victory Convertible Securities Fund. Financial highlights prior to March 23, 1998 represent the SBSF Convertible Securities Fund.

<F3> Period from commencement of operations.

<F4> Not annualized.

<F5> Effective February 28, 2001, the Adviser agreed to continue to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G Shares of the Fund at a maximum of 2.00% until at least February 28, 2011.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F7> There were no voluntary fee reductions during the period.

<F8> Annualized.





                                      Convertible Securities Fund

                                            Class G Shares

                                                   December 21,
                                         Year          1999
                                         Ended        through
                                      October 31,   October 31,
                                          2001         2000<F3>

Net Asset Value,
   Beginning of Period                   $14.34      $12.56

Investment Activities
     Net investment income                 0.30        0.54
     Net realized and unrealized
       gain (loss) on investments         (1.41)       1.82

         Total from
         Investment Activities            (1.11)       2.36

Distributions
     Net investment income                (0.32)      (0.58)
     Net realized gains                   (1.53)         --

         Total Distributions              (1.85)      (0.58)

Net Asset Value, End of Period           $11.38      $14.34

Total Return (excludes sales charge)      (8.48)%     19.07%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)        $2,361      $  287
Ratio of expenses to
   average net assets <F5>                 1.59%       1.55%<F8>
Ratio of net investment income
   to average net assets <F5>              2.06%       3.18%<F8>
Ratio of expenses to
   average net assets<F1>                  2.81%      13.40%<F8>
Ratio of net investment income
   (loss) to average net assets<F1>        0.84%      (8.67)%<F8>
Portfolio turnover <F6>                      72%         95%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 23, 1998, the SBSF Convertible Securities Fund
     became the Victory Convertible Securities Fund. Financial highlights prior to March 23, 1998 represent the SBSF Convertible Securities Fund.

<F3> Period from commencement of operations.

<F4> Not annualized.

<F5> Effective February 28, 2001, the Adviser agreed to continue to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G Shares of the Fund at a maximum of 2.00% until at least February 28, 2011.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F7>There were no voluntary fee reductions during the period.

<F8> Annualized.



                      See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                            Real Estate Investment Fund

                                                                 Class A Shares                                 Class G Shares

                                                                                            April 30,                 December 15,
                                           Year         Year         Year        Year         1997          Year          1999
                                           Ended        Ended        Ended       Ended       through        Ended        through
                                        October 31,  October 31,  October 31, October 31,  October 31,   October 31,   October 31,
                                           2001         2000         1999        1998        1997<F2>        2001         2000<F2>

Net Asset Value,
   Beginning of Period                    $ 11.49      $  9.70     $ 10.19     $ 12.07       $10.00       $11.49       $ 9.18

Investment Activities
     Net investment income                   0.55         0.57        0.52        0.50         0.23         0.45         0.46
     Net realized and unrealized gain
       (loss) on investments                 0.54         1.63       (0.50)      (1.90)        2.01         0.58         2.25

         Total from Investment Activities    1.09         2.20        0.02       (1.40)        2.24         1.03         2.71

Distributions
     Net investment income                  (0.45)       (0.41)      (0.51)      (0.44)       (0.17)       (0.42)       (0.40)
     Net realized gains                        --           --          --       (0.04)          --           --           --

         Total Distributions                (0.45)       (0.41)      (0.51)      (0.48)       (0.17)       (0.42)       (0.40)

Net Asset Value, End of Period            $ 12.13      $ 11.49     $  9.70     $ 10.19       $12.07       $12.10       $11.49

Total Return (excludes sales charge)         9.48%       23.04%       0.03%     (11.91)%      22.42%<F4>    8.97%       29.92%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)         $16,660      $13,864     $14,205     $16,624       $4,376       $  686       $   75
Ratio of expenses to
   average net assets <F5>                   1.39%        1.40%       1.16%       0.83%        0.00%<F3>    1.75%        1.65%<F3>
Ratio of net investment income
   to average net assets <F5>                4.83%        4.92%       4.92%       4.95%        5.11%<F3>    4.58%        4.40%<F3>
Ratio of expenses to
   average net assets<F1>                    1.77%        1.77%       1.91%       1.95%        2.93%<F3>    6.78%       31.78%<F3>
Ratio of net investment income
   (loss) to average net assets<F1>          4.45%        4.55%       4.17%       3.83%        2.18%<F3>   (0.45)%     (25.73)%<F3>
Portfolio turnover <F6>                        75%          73%         62%         53%          21%          75%          73%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Annualized.

<F4> Not annualized.

<F5> Effective February 28, 2001, the Adviser agreed to continue to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G Shares of the Fund at a maximum of 2.00% until at least February 28, 2011.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
Intermediate Income Fund                                       October 31, 2001
(Amounts in Thousands)

                                        Principal     Market
Security Description                      Amount       Value

Asset Backed Securities (7.4%)

Caterpillar Financial Asset Trust,
   Series 2001-A, Class A3,
   4.85%, 4/25/07                          $ 3,302    $  3,412
Chase Manhattan Auto Owner Trust,
   Series 2001-A, Class A4,
   5.07%, 2/15/08                            1,512       1,572
CIT Equipment Collateral,
   Series 2000-2, Class A4,
   6.93%, 7/20/11                              970       1,037
CIT Equipment Collateral,
   Series 2001-1, Class A3,
   5.23%, 10/24/04                           2,260       2,328
CIT Equipment Collateral,
   Series 2001-A, Class A4,
   4.84%, 9/20/12                              660         680
Daimler Chrysler Auto Trust,
   Series 2000-C, Class A3,
   6.82%, 9/6/04                             1,611       1,683
Discover Card Master Trust I,
   Series 2001-6, Class A,
   5.75%, 12/15/08                           1,360       1,439
DVI Receivables Corp.,
   Series 2001-1, Class A4,
   5.81%, 4/11/09 (b)                        1,085       1,141
Ford Credit Auto Owner Trust,
   Series 2000-F, Class A2,
   6.56%, 5/15/04                            1,120       1,181
Ford Credit Auto Owner Trust,
   Series 2001-B, Class A5,
   5.36%, 6/15/05                            3,410       3,570
Honda Auto Receivables Owner Trust,
   Series 2001-1, Class A4,
   5.56%, 6/19/06                              758         796
MBNA Credit Card Master Note Trust,
   Series 2001-A1, Class A1,
   5.75%, 10/15/08                           2,185       2,317
MBNA Master Credit Card Trust,
   Series 1999-M, Class A,
   6.60%, 4/16/07                            1,380       1,493
Residential Asset Securities Corp.,
   Series 1999-KS3, Class A4,
   7.38%, 12/25/25                           1,200       1,278

Total Asset Backed Securities (Cost $22,806)            23,927

Collateralized Mortgage Obligations (15.1%)

American Housing Trust,
   Series VIII, Class K,
   9.00%, 1/25/21                              742         785
Banc of America Commercial Mortgage,
   Inc., Series 2001-1, Class A2,
   6.50%, 4/15/36                            5,000       5,351
Commercial Mortgage Acceptance Corp.,
   Series 1998-C2, Class A2,
   6.03%, 9/15/30                            5,400       5,708

                                        Principal     Market
Security Description                      Amount       Value

CS First Boston Mortgage Securities Corp.,
   Series 2001-CP4, Class A4,
   6.18%, 12/15/35                         $ 5,000    $  5,233
FannieMae Grantor Trust,
   Series 2001-T10, Class A1,
   7.00%, 12/25/41                           3,101       3,255
First Union National Bank Commercial
   Mortgage, Series 2001-C2, Class A1,
   6.20%, 1/12/43                            1,643       1,729
GE Capital Commercial Mortgage Corp.,
   Series 2001-2, Class A3,
   6.03%, 8/11/33                            5,000       5,245
Government National Mortgage Assoc.,
   Series 2001-12, Class B,
   6.09%, 6/16/21                            9,530       9,904
Government National Mortgage Assoc.,
   Series 2001-34, Class A,
   5.48%, 11/16/15                           4,949       5,084
LB Commercial Conduit Mortgage Trust,
   Series 1999-C1, Class A1,
   6.41%, 6/15/31                              960       1,020
Mortgage Capital Funding, Inc.,
   Series 1998-MC2, Class A2,
   6.42%, 6/18/30                            2,917       3,096
Structured Asset Securities Corp.,
   Series 2001-2, Class 1A5,
   6.00%, 3/25/31                            1,427       1,466
Structured Asset Securities Corp.,
   Series 2001-8A, Class 1A1,
   8.00%, 5/25/31                            1,100       1,133

Total Collateralized Mortgage
   Obligations (Cost $47,844)                           49,009

Commercial Paper (1.0%)

Household Finance, 2.62%, 11/1/01            3,308       3,308

Total Commercial Paper (Cost $3,308)                     3,308

Corporate Bonds (42.0%)

Aerospace/Defense (0.2%):
Raytheon Co., 6.75%, 8/15/07                   660         693

Banks (3.6%):
Bank of America Corp.,
   7.80%, 2/15/10                            2,150       2,411
Bank One Corp.,
   6.50%, 2/1/06                             3,055       3,246
First Union National Bank,
   7.80%, 8/18/10                            2,335       2,635
Inter-American Development Bank,
   5.38%, 1/18/06                            3,240       3,422

                                                        11,714

Chemicals (0.6%):
Rohm & Haas Co.,
   7.40%, 7/15/09                            1,835       2,032
Computers (1.4%):
Compaq Computer Corp.,
   6.20%, 5/15/03, MTN                       1,085       1,117

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Intermediate Income Fund                                       October 31, 2001
(Amounts in Thousands)

                                        Principal     Market
Security Description                      Amount       Value

International Business Machines Corp.,
   4.88%, 10/1/06                          $ 2,065    $  2,100
Sun Microsystems, Inc.,
   7.35%, 8/15/04                            1,270       1,347

                                                         4,564

Financial Services (9.3%):
Boeing Capital Corp.,
   5.65%, 5/15/06                            3,000       3,064
Caterpillar Financial Services Corp.,
   5.95%, 5/1/06                             2,905       3,044
CIT Group, Inc.,
   5.63%, 5/17/04                            4,205       4,362
Ford Motor Credit Co.,
   6.13%, 4/28/03                            3,815       3,900
General Motors Acceptance Corp.,
   6.75%, 1/15/06                            2,095       2,147
Household Finance Corp.,
   6.40%, 6/17/08                            4,205       4,407
John Deere BV,
   5.88%, 4/6/06                               750         777
Merrill Lynch & Co., Inc.,
   7.18%, 2/11/03, MTN                         240         253
Morgan Stanley Dean Witter & Co.,
   6.10%, 4/15/06                            2,135       2,243
Morgan Stanley Group, Inc.,
   6.88%, 3/1/07                             1,270       1,357
Salomon Smith Barney Holdings, Inc.,
   6.50%, 2/15/08                            4,200       4,493

                                                        30,047

Food -- Retail (1.2%):
Albertson's, Inc.,
   6.55% 8/1/04 (b)                          3,740       3,969

Food Products (1.7%):
Kellogg Co.,
   6.60%, 4/1/11                             3,267       3,464
Kraft Foods, Inc.,
   4.63%, 11/1/06                            2,100       2,104

                                                         5,568

Insurance (0.2%):
Liberty Mutual Insurance Co.,
   8.20%, 5/4/07                               630         680

Machinery (0.6%):
Deere & Co.,
   7.85%, 5/15/10                            1,572       1,794

Media (3.7%):
Reed Elsevier Capital,
   6.13%, 8/1/06                             2,860       2,976
TCI Communications Corp.,
   6.38%, 1/5/03                             3,828       3,968
Time Warner, Inc.,
   8.11%, 8/15/06                            2,505       2,815
Viacom, Inc.,
   6.40%, 1/30/06                            2,038       2,153

                                                        11,912

                                        Principal     Market
Security Description                      Amount       Value

Oil & Gas Exploration,
   Production & Services (2.7%):
Kerr-McGee Corp.,
   6.88%, 9/15/11                          $ 4,000    $  4,125
Union Oil Co. of California,
   7.20%, 5/15/05                            2,230       2,411
Union Pacific Resources Group, Inc.,
   7.00%, 10/15/06                           1,935       2,083

                                                         8,619

Paper & Forest Products (1.6%):
Abitibi-Consolidated, Inc.,
   8.55%, 8/1/10                               925         987
International Paper Co.,
   8.13%, 7/8/05                             2,740       3,013
International Paper Co.,
   6.75%, 9/1/11                             1,090       1,119

                                                         5,119

Pharmaceuticals (1.3%):
American Home Products Corp.,
   6.70%, 3/15/11 (b)                        3,855       4,136

Pipelines (1.6%):
El Paso Corp.,
   7.00%, 5/15/11                            4,016       4,150
Kinder Morgan Energy Partners LP,
   8.00%, 3/15/05                            1,045       1,156

                                                         5,306

Railroads (1.2%):
Norfolk Southern Corp.,
   7.35%, 5/15/07                            3,628       3,988

Semiconductors (0.4%):
Texas Instruments, Inc.,
   7.00%, 8/15/04                            1,230       1,317

Telecommunications (6.1%):
British Telecommunications PLC,
   7.88%, 12/15/05                           3,064       3,382
Citizens Communications Co.,
   8.50%, 5/15/06                            3,860       4,170
GTE Corp.,
   6.36%, 4/15/06                            2,503       2,653
Sprint Capital Corp.,
   5.70%, 11/15/03                           2,390       2,448
Sprint Capital Corp.,
   7.13%, 1/30/06                            2,005       2,119
WorldCom, Inc. -- WorldCom Group,
   7.88%, 5/15/03                            2,520       2,650
WorldCom, Inc. -- WorldCom Group,
   8.25%, 5/15/10                            2,109       2,273

                                                        19,695

Telecommunications -- Cellular (1.3%):
AT&T Wireless Services, Inc.,
   7.88%, 3/1/11 (b)                         3,988       4,317

Telecommunications Equipment (0.4%):
Motorola, Inc.,
   8.00%, 11/1/11                            1,137       1,141

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Intermediate Income Fund                                       October 31, 2001
(Amounts in Thousands)

                                        Principal     Market
Security Description                      Amount       Value

Tire & Rubber (0.3%):
Goodyear Tire & Rubber Co.,
   7.86%, 8/15/11                          $ 1,000    $    985

Utilities -- Electric (2.6%):
Duke Energy Corp.,
   7.38%, 3/1/10                             1,720       1,922
Progress Energy, Inc.,
   6.55%, 3/1/04                             2,195       2,321
Progress Energy, Inc.,
   7.10%, 3/1/11                             2,563       2,765
Wisconsin Energy Corp.,
   5.88%, 4/1/06                             1,400       1,458

                                                         8,466

Total Corporate Bonds (Cost $131,394)                  136,062

U.S. Government Agencies (14.1%)

Business Services (0.2%):
United Mexican States,
   9.88%, 2/1/10                               475         526

Federal Home Loan Bank (2.6%):
2.46%, 11/1/01                               2,000       2,000
2.24%, 11/5/01                               4,500       4,499
2.25%, 11/6/01                               2,000       1,999

                                                         8,498

Federal National Mortgage
   Association (10.7%):
4.63%, 5/15/03                              16,178      16,703
4.00%, 8/15/03                               3,800       3,895
7.30%, 7/19/05                               3,230       3,348
6.00%, 5/15/11                              10,000      10,813

                                                        34,759

Small Business Administration (0.4%):
Small Business Administration,
   Series 1999-20D, Class 1,
   6.15%, 4/1/19                             1,292       1,347

U.S. Government Loan Trust (0.2%):
U.S. Government Loan Trust -- Israel,
   Series 1-B, 8.50%, 4/1/06                   525         600

Total U.S. Government Agencies (Cost $45,033)           45,730

U.S. Government Mortgage Backed (14.6%)

Federal Home Loan Mortgage
   Corporation (1.9%):
6.00%, 2/1/13-1/1/29                         2,459       2,529
6.50%, 1/1/29                                1,897       1,965
7.00%, 10/1/28-1/1/30                          910         961
7.50%, 4/1/28-8/1/30                           433         457
8.50%, 7/1/21-4/1/29                           184         196

                                                         6,108

                                        Principal     Market
Security Description                      Amount       Value

Federal National Mortgage
   Association (10.4%):
5.89%, 10/1/11                             $ 5,000    $  5,226
6.00%, 9/1/11-12/1/28                       10,979      11,559
6.50%, 7/1/28-10/1/30                        1,196       1,233
7.00%, 10/1/26-9/1/31                        5,207       5,438
7.50%, 3/1/27-11/1/29                        3,597       3,805
8.00%, 11/1/12-3/1/30                        2,644       2,819
8.50%, 4/1/31                                  999       1,061
9.50%, 10/1/21                                 548         607
10.00%, 11/1/13                              1,077       1,167
10.50%, 11/1/13                                356         390
11.00%, 11/1/13                                557         612

                                                        33,917

Government National Mortgage
   Association (2.3%):
6.50%, 7/15/28                                 612         632
7.00%, 9/15/23-12/15/25                      1,988       2,085
7.50%, 12/15/27-4/15/29                        480         506
8.50%, 12/15/17                                776         842
9.00%, 2/15/17                                 308         339
9.50%, 12/15/09-7/15/25                      2,622       2,916

                                                         7,320

Total U.S. Government Mortgage Backed (Cost $45,782)    47,345

U.S. Treasury Obligations (4.8%)

U.S. Treasury Notes (4.8%):
5.75%, 4/30/03                              11,852      12,468
4.63%, 5/15/06                               1,374       1,438
6.63%, 5/15/07                               1,419       1,620
5.00%, 8/15/11                                 164         174

Total U.S. Treasury Obligations (Cost $15,583)          15,700

Total Investments (Cost $311,750) (a) -- 99.0%         321,081

Other assets in excess of liabilities -- 1.0%            3,169

TOTAL NET ASSETS -- 100.0%                            $324,250

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $20. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                            $9,393
     Unrealized depreciation                               (82)
     Net unrealized appreciation                        $9,311


(b) Segregated as collateral for securities purchased on a "when-issued" basis.

Securities in this portfolio may be restricted as to resale to institutional investors only, in accordance with the Securities Act of 1933.

MTN -- Medium Term Note

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
Fund for Income                                                October 31, 2001
(Amounts in Thousands, Except Shares)

                                        Principal     Market
Security Description                      Amount       Value

Collateralized Mortgage Obligations (17.8%)

Government National Mortgage
   Association (17.8%):
Government National Mortgage Assoc.,
   Series 1996-21, Class J,
   7.00%, 7/16/13                         $  2,147    $  2,259
Government National Mortgage Assoc.,
   Series 1999-22, Class VB,
   7.00%, 11/20/14                           3,000       3,175
Government National Mortgage Assoc.,
   Series 1999-47, Class VD,
   8.00%, 12/20/14                           4,000       4,301
Government National Mortgage Assoc.,
   Series 1998-19, Class DB,
   8.50%, 6/20/16                               76          76
Government National Mortgage Assoc.,
   Series 1997-18, Class HA,
   9.50%, 7/20/21                              218         222
Government National Mortgage Assoc.,
   Series 1997-20, Class B,
   9.50%, 8/20/21                              372         378
Government National Mortgage Assoc.,
   Series 1998-4, Class P,
   9.00%, 3/20/22                              840         883
Government National Mortgage Assoc.,
   Series 1998-13, Class DB,
   9.00%, 4/20/22                              709         751
Government National Mortgage Assoc.,
   Series 1999-41, Class PB,
   7.25%, 7/16/22                            1,000       1,054
Government National Mortgage Assoc.,
   Series 1998-12, Class GA,
   9.00%, 12/20/23                             960         993
Government National Mortgage Assoc.,
   Series 1998-25, Class AP,
   8.50%, 2/20/24                            2,453       2,600
Government National Mortgage Assoc.,
   Series, 1995-4, Class CQ,
   8.00%, 6/20/25                              180         192
Government National Mortgage Assoc.,
   Series 1996-9, Class PE,
   7.00%, 10/20/25                           3,261       3,472
Government National Mortgage Assoc.,
   Series 1997-5, Class PC,
   7.00%, 10/20/25                           3,000       3,127
Government National Mortgage Assoc.,
   Series 1998-9, Class P,
   9.00%, 12/20/25                             321         340
Government National Mortgage Assoc.,
   Series 1998-19, Class K,
   7.00%, 3/20/26                            4,000       4,200
Government National Mortgage Assoc.,
   Series 1999-24, Class D,
   7.00%, 7/20/26                            2,480       2,599
Government National Mortgage Assoc.,
   Series 2000-6, Class BC,
   8.00%, 9/20/26                            5,000       5,293

                                        Principal     Market
Security Description                      Amount       Value

Government National Mortgage Assoc.,
   Series 2000-13, Class HA,
   8.00%, 10/16/26                        $  5,080    $  5,460
Government National Mortgage Assoc.,
   Series 1997-2, Class E,
   7.50%, 2/20/27                              735         780
Government National Mortgage Assoc.,
   Series 1999-27, Class MK,
   7.50%, 8/16/27                              915         922
Government National Mortgage Assoc.,
   Series 2000-24, Class AE,
   7.50%, 8/20/27                            5,000       5,183
Government National Mortgage Assoc.,
   Series 2000-10, Class PA,
   7.50%, 9/16/27                            5,500       5,845
Government National Mortgage Assoc.,
   Series 2000-5, Class PC,
   7.50%, 11/16/27                           5,000       5,396
Government National Mortgage Assoc.,
   Series 1999-6, Class AB,
   8.00%, 3/16/28                            2,132       2,290
Government National Mortgage Assoc.,
   Series 2001-1, Class TA,
   9.00%, 2/20/29                              694         758
Government National Mortgage Assoc.,
   Series 2001-15, Class GK,
   8.50%, 10/20/29                           5,380       5,872
Government National Mortgage Assoc.,
   Series 2000-9, Class PB,
   7.50%, 6/16/26                            5,000       5,382
Government National Mortgage Assoc.,
   Series 2001-7, Class AD,
   8.50%, 3/20/31                            3,890       4,024

Total Collateralized Mortgage Obligations
(Cost $75,544)                                          77,827

U.S. Government Mortgage Backed (70.7%)

Government National Mortgage
   Association (70.7%):
6.50%, 11/15/23-8/20/31                     48,832      50,517
6.63%, 1/15/27                               2,885       3,085
7.00%, 4/15/16-9/15/31                      58,578      61,334
7.05%, 7/15/31                               1,371       1,485
7.09%, 7/15/27                               1,627       1,773
7.22%, 5/15/31                               1,386       1,519
7.25%, 4/15/36                               1,523       1,684
7.29%, 12/20/21-11/20/22                     5,187       5,454
7.40%, 1/15/21                                 885         982
7.50%, 8/15/10-5/15/36                      51,799      55,017
7.60%, 2/20/22                                 778         824
7.65%, 9/20/21-7/20/22                       4,283       4,549
7.75%, 8/20/20-11/15/38                     11,783      12,782
7.88%, 7/15/21-7/15/27                       5,166       5,778
7.92%, 7/15/23                                 798         889
7.95%, 7/20/20-4/15/25                       6,572       7,070
8.00%, 7/15/02-3/15/35                      32,813      35,572
8.13%, 7/15/38                               3,453       3,821

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Fund for Income                                                October 31, 2001
(Amounts in Thousands, Except Shares)
                                         Shares or
                                         Principal     Market
Security Description                      Amount       Value

8.15%, 3/15/19-4/15/20                    $  1,289    $  1,384
8.25%, 12/20/19-10/15/34                    10,107      11,016
8.34%, 6/15/35                               4,801       5,378
8.50%, 3/15/05-7/15/29                       6,581       7,075
8.60%, 5/15/27                                 593         655
8.62%, 5/15/35                               1,071       1,191
8.75%, 3/20/17-4/15/22                       2,730       2,980
8.85%, 5/15/18-12/15/18                      5,029       5,513
9.00%, 9/15/06-6/15/30                      16,639      18,129
9.50%, 10/15/02-6/15/21                        951       1,056
10.00%, 5/15/12-8/15/25                        824         941

Total U.S. Government Mortgage Backed
(Cost $297,621)                                        309,453

U.S. Treasury Obligations (10.4%)

U.S. Treasury Bills (0.3%):
2.19%, 11/29/01                              1,450       1,447

U.S. Treasury Bonds (6.2%):
9.38%, 2/15/06                               6,500       8,019
7.88%, 11/15/07                              2,000       2,117
8.75%, 11/15/08                             10,520      11,756
12.00%, 8/15/13                              1,000       1,464
11.75%, 11/15/14                             2,250       3,385

                                                        26,741

U.S. Treasury Notes (3.9%):
7.88%, 11/15/04                              2,000       2,281
7.00%, 7/15/06                              13,000      14,901

                                                        17,182

Total U.S. Treasury Obligations (Cost $43,815)          45,370

Investment Companies (0.4%)

Federated U.S. Treasury
   Cash Reserve Fund                     1,945,681       1,946

Total Investment Companies (Cost $1,946)                 1,946

Total Investments (Cost $418,926) (a) -- 99.3%         434,596

Other assets in excess of liabilities -- 0.7%            3,034

TOTAL NET ASSETS -- 100.0%                            $437,630



(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                           $15,898
    Unrealized depreciation                              (228)
    Net unrealized appreciation                       $15,670

                      See notes to financial statements.


                                            Statement of Assets and Liabilities
The Victory Portfolios                                         October 31, 2001
(Amounts in Thousands, Except Per Share Amounts)


                                                                                                 Intermediate
                                                                                                    Income              Fund for
                                                                                                     Fund                Income

ASSETS:
Investments, at value (Cost $311,750; $418,926)                                                    $321,081             $434,596
Interest and dividends receivable                                                                     3,786                3,410
Receivable for capital shares issued                                                                      9                    1
Receivable from brokers for investments sold                                                          3,874                   --
Receivable from affiliates                                                                                6                    8
Prepaid expenses and other assets                                                                        16                   98

         Total Assets                                                                               328,772              438,113

LIABILITIES:
Payable to brokers for investments purchased                                                          4,266                   --
Accrued expenses and other payables:
     Investment advisory fees                                                                           145                  182
     Administration fees                                                                                  8                   37
     Custodian fees                                                                                      14                   14
     Accounting fees                                                                                      3                    1
     Transfer agent fees                                                                                 17                   68
     Shareholder service fees -- Class A                                                                 67                   36
     12b-1 Fees -- Class G                                                                               --                  132
     Other                                                                                                2                   13

         Total Liabilities                                                                            4,522                  483

NET ASSETS:
Capital                                                                                             329,628              437,593
Undistributed net investment income                                                                      11                    5
Net unrealized appreciation from investments                                                          9,331               15,670
Accumulated undistributed net realized losses from investment transactions                          (14,720)             (15,638)

         Net Assets                                                                                $324,250             $437,630

Net Assets
     Class A                                                                                       $322,312             $194,914
     Class G                                                                                          1,938              242,716

         Total                                                                                     $324,250             $437,630

Outstanding units of beneficial interest (shares)
     Class A                                                                                         32,164               14,505
     Class G                                                                                            194               18,060

         Total                                                                                       32,358               32,565

Net asset value
     Redemption price per share -- Class A                                                         $  10.02             $  13.44
     Offering price per share -- Class G                                                           $   9.97             $  13.44

Maximum sales charge -- Class A                                                                        2.00%                2.00%

Maximum offering price per share (100%/(100%-maximum sales charge)
   of net asset value adjusted to nearest cent) -- Class A                                         $  10.22             $  13.71


                      See notes to financial statements.

                                                        Statement of Operations
The Victory Portfolios                      For the Year Ended October 31, 2001
(Amounts in Thousands)


                                                                                                  Intermediate
                                                                                                     Income              Fund for
                                                                                                      Fund                Income

Investment Income:
Interest income                                                                                      $13,177              $23,037
Dividend income                                                                                           --                   32
Income from securities lending                                                                            99                   --

     Total Income                                                                                     13,276               23,069

Expenses:
Investment advisory fees                                                                               1,563                1,642
Administration fees                                                                                      313                  484
Shareholder service fees -- Class A                                                                      520                  379
12b-1 fees -- Class G                                                                                      2                  442
Accounting fees                                                                                           89                  129
Custodian fees                                                                                            61                   97
Legal and audit fees                                                                                      26                   34
Trustees' fees and expenses                                                                                6                    9
Transfer agent fees                                                                                       15                  160
Registration and filing fees                                                                              29                   57
Printing fees                                                                                              4                    7
Other                                                                                                     16                   26

     Total Expenses                                                                                    2,644                3,466

Expenses voluntarily reduced                                                                            (476)                (226)

     Expenses before reimbursement from distributor                                                    2,168                3,240
     Expenses reimbursed                                                                                (246)                 (77)

     Net Expenses                                                                                      1,922                3,163

Net Investment Income                                                                                 11,354               19,906

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) on investment transactions                                                 8,007                 (691)
Change in unrealized appreciation/depreciation from investments                                        9,065               17,900

Net realized/unrealized gains from investments                                                        17,072               17,209

Change in net assets resulting from operations                                                       $28,426              $37,115


                      See notes to financial statements.


The Victory Portfolios                      Statements of Changes in Net Assets
(Amounts in Thousands)


                                                                           Intermediate                         Fund for
                                                                            Income Fund                          Income

                                                                      Year             Year              Year             Year
                                                                      Ended            Ended             Ended            Ended
                                                                   October 31,      October 31,       October 31,      October 31,
                                                                      2001             2000              2001             2000

From Investment Activities:
Operations:
     Net investment income                                          $ 11,354         $ 11,881          $ 19,906         $  15,639
     Net realized gains (losses) from investment activities            8,007           (5,472)             (691)           (3,004)
     Net change in unrealized appreciation (depreciation)
       from investments                                                9,065            4,972            17,900             4,593

Change in net assets resulting from operations                        28,426           11,381            37,115            17,228

Distributions to Shareholders:
     From net investment income by class:
         Class A                                                     (11,828)         (11,978)           (9,235)           (5,348)
         Class G                                                         (36)             (16)          (10,743)          (10,406)

Change in net assets from distributions to shareholders              (11,864)         (11,994)          (19,978)          (15,754)

Capital Transactions:
     Proceeds from shares issued                                      82,386           37,736           229,059           412,391
     Proceeds from shares issued in connection with merger           100,325               --                --            81,753
     Dividends reinvested                                              7,967            8,079            14,979            56,816
     Cost of shares redeemed                                         (74,476)         (77,906)          (91,639)         (517,032)

Change in net assets from capital transactions                       116,202          (32,091)          152,399            33,928

Change in net assets                                                 132,764          (32,704)          169,536            35,402

Net Assets:
     Beginning of period                                             191,486          224,190           268,094           232,692

     End of period                                                  $324,250         $191,486          $437,630         $ 268,094

Share Transactions:
     Issued                                                            8,469            4,094            17,401             5,312
     Issued in connection with merger                                 10,144               --                --             6,578
     Reinvested                                                          824              878             1,143             1,044
     Redeemed                                                         (7,667)          (8,440)           (6,978)          (10,136)

Change in Shares                                                      11,770           (3,468)           11,566             2,798


                      See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                             Intermediate Income Fund

                                                           Class A Shares                                   Class G Shares

                                                                                                                      December 21,
                                    Year          Year          Year          Year          Year           Year           1999
                                    Ended         Ended         Ended         Ended         Ended          Ended         through
                                 October 31,   October 31,   October 31,   October 31,   October 31,    October 31,    October 31,
                                    2001          2000          1999          1998          1997           2001          2000<F2>

Net Asset Value,
   Beginning of Period                   $   9.30      $   9.32      $   9.85    $   9.61     $   9.56      $ 9.26      $9.25

Investment Activities
     Net investment income                   0.53          0.56          0.50        0.53         0.56        0.51       0.50
     Net realized and unrealized gains
       (losses) on investments               0.74         (0.02)        (0.52)       0.24         0.05        0.72       0.02

         Total from
           Investment Activities             1.27          0.54         (0.02)       0.77         0.61        1.23       0.52

Distributions
     Net investment income                  (0.55)        (0.56)        (0.50)      (0.53)       (0.56)      (0.52)     (0.51)
     Net realized gains                        --            --         (0.01)         --           --          --         --

         Total Distributions                (0.55)        (0.56)        (0.51)      (0.53)       (0.56)      (0.52)     (0.51)

Net Asset Value, End of Period           $  10.02      $   9.30      $   9.32    $   9.85     $   9.61      $ 9.97      $9.26

Total Return (excludes sales charges)       14.07%         6.00%        (0.18)%      8.30%        6.62%      13.61%      5.82%<F3>

Ratios/Supplementary Data:
Net Assets at end of period (000)        $322,312      $190,945      $224,190    $256,267     $248,841      $1,938      $ 541
Ratio of expenses to
   average net assets <F6>                   0.92%         0.92%         1.00%       0.96%        0.96%       1.36%      1.00%<F4>
Ratio of net investment income
   to average net assets <F6>                5.44%         5.95%         5.26%       5.48%        5.87%       4.84%      5.95%<F4>
Ratio of expenses to
   average net assets<F1>                    1.26%         1.27%         1.26%       1.24%        1.09%       3.45%      5.06%<F4>
Ratio of net investment income
   to average net assets<F1>                 5.10%         5.60%         5.00%       5.20%        5.74%       2.75%      1.89%<F4>
Portfolio turnover <F5>                       278%          278%          303%        318%         195%        278%       278%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5>Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F6> Effective February 28, 2001, the Advisor has also agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain net operating expenses of Class G Shares of the Fund at a maximum of 1.90% until at least February 28, 2011.



                      See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                   Fund for Income

                                                   Class A Shares

                                                                    March 26,
                                            Year        Year          1999
                                            Ended       Ended          to
                                         October 31, October 31,  October 31,
                                             2001        2000     1999<F2><F3>

Net Asset Value,
   Beginning of Period                    $  12.77    $  12.79     $ 13.14

Investment Activities
     Net investment income                    0.80        0.81        0.46
     Net realized and unrealized gains
       (losses) on investments                0.67          --<F4>   (0.36)

         Total from Investment Activities     1.47        0.81        0.10

Distributions
     Net investment income                   (0.80)      (0.83)      (0.45)

         Total Distributions                 (0.80)      (0.83)      (0.45)

Net Asset Value, End of Period            $  13.44    $  12.77     $ 12.79

Total Return (excludes sales charges)        11.84%       6.67%       0.72%<F5>

Ratios/Supplementary Data:
Net Assets at end of period (000)         $194,914    $124,131     $40,270
Ratio of expenses to
   average net assets                         0.96%       0.97%       1.00%<F6>
Ratio of net investment income
   to average net assets                      6.07%       6.48%       6.02%<F6>
Ratio of expenses to
   average net assets<F1>                     1.04%       1.09%       1.22%<F6>
Ratio of net investment income
   to average net assets<F1>                  5.99%       6.36%       5.80%<F6>
Portfolio turnover <F8>                         20%         25%         24%



<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective March 26, 1999, the Gradison Government Income Fund
     merged into the Victory Fund For Income. Financial highlights prior to March 26, 1999, represent the Gradison Government Income Fund.

<F3> Period from commencement of operations.

<F4> Less than $.01 per share.

<F5> Not annualized.

<F6> Annualized.

<F7> There were no voluntary fee reductions during the period.

<F8> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.





                                                                           Fund for Income

                                                                           Class G Shares

                                                                         January 1,
                                               Year          Year          1999        Year       Year          Year
                                              Ended          Ended          to         Ended      Ended         Ended
                                            October 31,   October 31,   October 31, December 31, December 31, December 31,
                                               2001          2000         1999<F2>      1998       1997          1996

Net Asset Value,
   Beginning of Period                     $  12.77       $  12.78      $  13.32     $  13.14     $  12.88    $  13.21

Investment Activities
     Net investment income                     0.79           0.84          0.66         0.77         0.78        0.78
     Net realized and unrealized gains
       (losses) on investments                 0.68          (0.01)        (0.54)        0.17         0.26       (0.34)

         Total from Investment Activities      1.47           0.83          0.12         0.94         1.04        0.44

Distributions
     Net investment income                    (0.80)         (0.84)        (0.66)       (0.76)       (0.78)      (0.77)

         Total Distributions                  (0.80)         (0.84)        (0.66)       (0.76)       (0.78)      (0.77)

Net Asset Value, End of Period             $  13.44       $  12.77      $  12.78     $  13.32     $  13.14    $  12.88

Total Return (excludes sales charges)         11.84%          6.74%         0.94%<F5>    7.37%        8.36%       3.51%

Ratios/Supplementary Data:
Net Assets at end of period (000)          $242,716       $143,963      $192,422     $159,712     $155,072    $162,874
Ratio of expenses to
   average net assets                          0.97%          0.89%         0.88%<F6>    0.89%        0.90%       0.90%
Ratio of net investment income
   to average net assets                       6.05%          6.55%         6.12%<F6>    5.79%        6.04%       6.06%
Ratio of expenses to
   average net assets<F1>                      1.07%          1.04%         1.04%<F6>    0.90%        <F7>        <F7>
Ratio of net investment income
   to average net assets<F1>                   5.95%          6.40%         5.96%<F6>    5.78%        <F7>        <F7>
Portfolio turnover <F8>                          20%            25%           24%          36%          12%         13%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective March 26, 1999, the Gradison Government Income Fund
     merged into the Victory Fund For Income. Financial highlights prior to March 26, 1999, represent the Gradison Government Income Fund.

<F3> Period from commencement of operations.

<F4> Less than $.01 per share.

<F5> Not annualized.

<F6> Annualized.

<F7> There were no voluntary fee reductions during the period.

<F8> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
National Municipal Bond Fund                                   October 31, 2001
(Amounts in Thousands)

                                        Principal     Market
Security Description                      Amount       Value

Municipal Bonds (104.9%)

Arizona (19.2%):
Maricopa County School District
   Number 38, Madison Elementry, GO,
   4.25%, 7/1/11, FGIC                      $2,000     $ 2,044
Maricopa County School District
   Number 68, Alahambra, GO,
   5.00%, 7/1/10, FSA                        1,500       1,623
Maricopa County School District
   Number 93, Cave Creek, GO,
   4.00%, 7/1/06, FGIC (b)                   2,500       2,589
Maricopa County School District
   Number 93, Cave Creek, GO,
   4.00%, 7/1/07, FGIC                       1,575       1,621
Maricopa County School District
   Number 98, Fountain Hills, GO,
   4.50%, 7/1/11, FGIC                         500         520
Maricopa County School District
   Number 98, Fountain Hills University, GO,
   5.00%, 7/1/10, FSA                        1,000       1,080
Oro Valley Municipal Property Corp.
   Excise Tax Revenue,
   3.40%, 7/1/02, FGIC                         300         303
Pima County School District
   Number 12, Sunnyside, GO,
   4.00%, 7/1/10, FSA                          250         252
Pima County School District
   Number 12, Sunnyside, GO,
   4.00%, 7/1/09, FSA                          500         507
Yuma County Elementary School District
   Number 001, GO,
   5.00%, 7/1/12, AMBAC                      1,625       1,750

                                                        12,289

Arkansas (0.8%):
Little Rock School District,
   Series C, GO,
   5.25%, 2/1/33, FSA                          500         513

California (6.6%):
ABC School District,
   Capital Appreciation,
   Series B, GO,
   0.00%, 8/1/24, FGIC                         500         152
Rocklin California School District
   Number 1, Community Facilities,
   Special Tax,
   3.70%, 9/1/10, MBIA                         200         201
Rocklin California School District
   Number 1, Community Facilities,
   Special Tax,
   3.85%, 9/1/11, MBIA                         645         649
West Contra Costa California
   School District,
   Series A, GO,
   4.75%, 2/1/10, MBIA                         940       1,017

                                        Principal     Market
Security Description                      Amount       Value

West Contra Costa California
   School District,
   Series A, GO,
   4.85%, 2/1/11, MBIA                      $  975     $ 1,059
West Contra Costa California
   School District,
   Series A, GO,
   4.95%, 2/1/12, MBIA                       1,035       1,127

                                                         4,205

Colorado (0.6%):
Colorado Housing & Finance Authority,
   Revenue, Single Family Program,
   Series B-3,
   4.13%, 8/1/10                               385         391

Connecticut (8.0%):
Connecticut State Special Tax,
   4.00%, 10/1/09, FSA                       5,000       5,098

Florida (9.2%):
Clearwater Florida, Revenue,
   3.75%, 2/1/09, FSA                          250         250
Clearwater Florida, Revenue,
   3.85%, 2/1/10, FSA                          250         249
Gulf Breeze Miami Beach
   Local Government,
   Series C, Revenue,
   4.10%, 12/1/15, FGIC                      1,605       1,637
Hillsborough County Utility, Revenue,
   4.25%, 8/1/09, AMBAC (b)                  2,650       2,731
Martin County, Revenue,
   3.75%, 10/1/09, AMBAC                     1,020       1,019

                                                         5,886

Idaho (0.6%):
University of Idaho, Housing
   Improvements Revenue,
   4.00%, 4/1/07, FGIC (b)                     390         401

Illinois (3.5%):
Illinois State,
   First Series, GO,
   4.00%, 11/1/11, FGIC                        500         498
Rockford School District
   Number 205, GO,
   3.50%, 2/1/05, FGIC                         225         228
Rockford School District
   Number 205, GO,
   5.00%, 2/1/13, FGIC                         450         479
State Educational Facility Authority,
   Robert Morris College,
   Revenue, 5.80%, 6/1/30,
   Callable 12/1/07 @ 100, MBIA              1,000       1,049

                                                         2,254

Indiana (9.8%):
Allen County Juvenile Justice Center,
   First Mortgage Revenue,
   4.00%, 1/1/10, AMBAC                        850         851

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
National Municipal Bond Fund                                   October 31, 2001
(Amounts in Thousands)

                                        Principal     Market
Security Description                      Amount       Value

Allen County Juvenile Justice Center,
   First Mortgage Revenue,
   4.25%, 1/1/11, AMBAC (b)                 $  885     $   896
Allen County Juvenile Justice Center,
   First Mortgage Revenue,
   4.25%, 1/1/12, AMBAC                        900         908
Henry County Government Center Building
   Corp., First Mortgage Revenue,
   5.00%, 7/5/18, FGIC                       1,085       1,092
North Lawrence Multi School Building
   Corp., First Mortgage Revenue,
   3.60%, 1/5/06, FSA                          550         556
North Lawrence Multi School Building
   Corp., First Mortgage Revenue,
   3.60%, 7/5/06, FSA                          700         710
North Lawrence Multi School Building
   Corp., First Mortgage Revenue,
   3.80%, 1/5/07, FSA                          650         657
Porter County, GO,
   3.50%, 1/1/02, FSA                          380         381
South Bend Redevelopment Authority,
   Rental Revenue,
   5.00%, 8/1/17, MBIA                         250         253

                                                         6,304

Kansas (0.8%):
Kansas State Development
   Finance Authority,
   Lease Revenue, Series N,
   4.25%, 4/1/09, AMBAC                        500         515

Maine (2.5%):
Westbrook, GO,
   5.75%, 10/1/19,
   Callable 10/1/10 @ 101, AMBAC               715         777
Westbrook, GO,
   5.75%, 10/1/20,
   Callable 10/1/10 @ 101, AMBAC               730         794

                                                         1,571

Maryland (2.1%):
Maryland,
   Second Series, GO,
   5.00%, 7/15/06                            1,225       1,327

Michigan (5.2%):
Detroit Water Utility,
   Series A, Revenue,
   5.25%, 7/1/2033,
   Callable @ 100, 7/1/11, FGIC              2,000       2,029
Kalamazoo City School District, GO,
   4.30%, 5/1/11, FSA                          500         511
Lakeview Public School District, GO,
   4.00%, 5/1/02 (b)                           475         480
Municipal Bond Authority,
   6.80%, 11/1/07,
   Callable 11/1/04 @ 102                      275         309

                                                         3,329

                                        Principal     Market
Security Description                      Amount       Value

Missouri (0.8%):
Excelsior Springs School District
   Building Corp.,
   Leasehold Revenue,
   6.50%, 3/1/09,
   Callable 3/1/04 @ 100, FSA (b)           $  500     $   544

Nevada (2.3%):
Clark County School District,
   Series B, GO,
   1.99%*, 11/1/01**, FSA                    1,500       1,500

New Jersey (0.9%):
Wanaque Sewer Authority,
   Sewer Revenue,
   4.00%, 12/1/05, AMBAC                       570         593

New York (1.6%):
State Dormitory Authority,
   University of Rochester,
   Series A, 5.00%, 7/1/23,
   Callable 7/1/08 @ 101, MBIA               1,000       1,001

North Carolina (1.2%):
East Carolina University,
   Series A, Revenue,
   5.25%, 11/1/21, AMBAC (b)                   750         769

Ohio (8.5%):
Clermont & Northeastern
   Local School District, GO,
   3.85%, 12/1/09, FGIC                        475         475
Hamilton County Sewer
   System Improvements,
   Metropolitan Sewer District,
   Series A, 5.75%, 12/1/25,
   Callable 6/1/10 @ 101, MBIA (b)             450         486
Harrison, GO,
   5.45%, 12/1/10, FGIC                        150         168
Harrison, GO,
   5.90%, 12/1/18,
   Callable 12/1/10 @ 100, FGIC                250         275
McDonald School District, GO,
   6.00%, 12/1/22,
   Callable 12/1/10 @ 100, AMBAC             1,000       1,119
State Higher Education Capital Facilities,
   Series A, GO,
   5.00%, 2/1/03                               470         486
State Highway Capital Improvements,
   Series F, GO,
   5.25%, 5/1/11                             1,000       1,106
State Special Obligation,
   Elementary and Secondary
   School Facilities, Series A,
   5.80%, 6/1/03, AMBAC                        500         528
Waterloo Local School District,
   Classroom Facilities Improvements, GO,
   4.50%, 12/1/10, FGIC                        350         366

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
National Municipal Bond Fund                                   October 31, 2001
(Amounts in Thousands, Except Shares)

                                        Principal     Market
Security Description                      Amount       Value

Waterloo Local School District,
   Classroom Facilities Improvements, GO,
   4.50%, 12/1/11, FGIC                     $  400     $   417

                                                         5,426

Pennsylvania (2.8%):
Council Rock School District,
   Series A, GO, 3.75%, 11/15/10, MBIA       1,250       1,231
Erie School District, GO,
   5.80%, 9/1/29,
   Callable 9/1/10 @100, AMBAC                 250         288
Mountaintop Area Joint
   Sanitation Authority,
   5.65%, 12/15/30,
   Callable 12/15/10 @ 100, MBIA               250         263

                                                         1,782

South Carolina (0.8%):
University of South Carolina,
   Series A, 5.75%, 6/1/30,
   Callable 6/1/20 @ 100, FGIC                 500         536

Tennessee (7.8%):
Clarksville Public Building Authority,
   Revenue, 2.00%*, 11/1/01**                5,000       5,000

Texas (2.4%):
Austin, Public Improvements, GO,
   5.25%, 9/1/18,
   Callable 9/1/10 @ 100, FGIC (b)           1,000       1,029
Lubbock, Electric Light & Power Systems,
   Revenue, 5.25%, 4/15/21,
   Callable 4/15/12 @ 100, AMBAC               500         508

                                                         1,537

Utah (0.7%):
Washington County School District,
   St. George, GO,
   4.50% 3/1/02,
   LOC School Bond Guaranty                    415         418

Washington (2.0%):
Grays Harbor County
   Public Utility Number 001,
   Electric Revenue,
   4.00%, 1/1/10, AMBAC (b)                  1,265       1,267

                                         Shares or
                                        Principal     Market
Security Description                      Amount       Value

Wisconsin (4.2%):
Pleasant Prairie,
   Series C, GO,
   5.00%, 9/1/18,
   Callable 9/1/11 @ 100, FGIC              $1,000     $ 1,006
Pleasant Prairie,
   Series C, GO,
   5.00%, 9/1/21,
   Callable 9/1/11 @ 100, FGIC               1,000         999
Plover, GO,
   4.00%, 11/1/09, FGIC                        700         707

                                                         2,712

Total Municipal Bonds (Cost $65,321)                    67,168

Investment Companies (6.4%)

Blackrock Municipal Money Market --
   Institutional Class                         784         784
Merrill Lynch Institutional
   Tax Exempt Fund                           3,335       3,335

Total Investment Companies (Cost $4,119)                 4,119

Total Investments (Cost $69,440) (a) -- 111.3%          71,287

Liabilities in excess of other assets -- (11.3)%       (7,253)

TOTAL NET ASSETS -- 100.0%                             $64,034



(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                            $1,847
    Unrealized depreciation                                --
    Net unrealized appreciation                        $1,847

(b) Segregated as collateral for securities purchased on a "when-issued" basis.

* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at October 31, 2001.

**   The date reflects the next rate change date.

AMBAC -- Insured by American Municipal Bond Assurance Corporation

FGIC -- Financial Guaranty Insurance Company

FSA -- Insured by Financial Security Assurance

GO -- General Obligation

MBIA -- Municipal Bond Insurance Association

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
New York Tax-Free Fund                                         October 31, 2001
(Amounts in Thousands, Except Shares)

                                        Principal     Market
Security Description                      Amount       Value

New York Municipal Bonds (99.1%)

Albany Municipal Water Finance Authority,
   Water & Sewer System Revenue,
   0.00%, 12/1/18, FGIC                     $1,000     $   432
Albany Municipal Water Finance Authority,
   Water & Sewer System Revenue,
   0.00%, 12/1/19, FGIC                      1,000         405
Albany Municipal Water Finance Authority,
   Water & Sewer System Revenue,
   0.00%, 12/1/21, FGIC                      1,000         361
Catskill New York Central School District,
   5.13%, 6/15/16,
   Callable 6/15/09 @ 101, FGIC                300         312
Clifton Park Water System,
   5.00%, 10/1/19,
   Callable 10/1/09 @ 101, FGIC                310         313
Clifton Park Water System,
   5.00%, 10/1/29,
   Callable 10/1/09 @ 101, FGIC                630         624
Long Island Power Authority, Series A,
   5.00%, 9/1/27,
   Callable 9/1/11 @ 100, FSA                  500         497
Longwood New York Central School
   District, 4.75%, 6/15/21,
   Callable 6/15/12 @ 101, MBIA                750         736
Mahopac New York Central School District,
   Series C, 5.38%, 6/1/19,
   Callable 6/1/10 @ 101, FSA                  560         589
Metropolitan Transportation Authority,
   Transportation Facilities, Series I,
   7.00%, 7/1/09, AMBAC                        250         304
Nassau County Industrial Development
   Agency, Civic Facilities Revenue,
   5.00%, 7/1/23,
   Callable 7/1/08 @ 102, MBIA                 150         150
New York City Cultural Resources,
   Museum of Modern Art,
   6.63%, 1/1/11,
   Prerefunded 1/1/02 @ 102, AMBAC       680   699
New York City Industrial Development
   Agency, Civic Facilities,
   USTA National Tennis Center Project,
   6.38%, 11/15/14,
   Callable 11/15/04 @ 102, FSA                200         223
New York City Municipal Water Finance
   Authority, Water & Sewer System
   Revenue, 0.00%, 6/15/19, MBIA             3,000       1,225
New York City Municipal Water Finance
   Authority, Water & Sewer System
   Revenue, Series G,
   1.95%*, 11/1/01**, FGIC                     500         500
New York City Transitional Finance
   Authority Revenue,
   Series C, 5.00%, 5/1/29,
   Callable 5/1/09 @ 101, MBIA                 500         495

                                        Principal     Market
Security Description                      Amount       Value

New York City, GO,
   1.90%*, 11/1/01**,
   LOC Morgan Guaranty Trust                $1,000     $ 1,000
New York City, Series B, GO,
   7.00%, 10/1/18,
   Callable 4/1/02 @ 100, FSA                  300         306
New York City, Series C, GO,
   7.00%, 2/1/12,
   Callable 2/1/02 @ 100, FGIC                  60          61
North Hempstead,
   4.75%, 1/15/23,
   Callable 1/15/08 @ 101, FGIC                750         727
Rome New York City School District, GO,
   5.50%, 6/15/18,
   Callable 6/15/09 @ 101, FSA                 335         355
Southwestern New York Central School
   District, 5.00%, 6/15/21,
   Callable 6/15/10 @ 101, FSA                 500         506
State Dormitory Authority,
   0.00%, 7/1/18, MBIA                       1,010         434
State Dormitory Authority Lease Revenue,
   Municipal Health Facilities
   Improvements, 4.75%, 5/15/24,
   Callable 5/15/08 @ 101, MBIA                300         285
State Dormitory Authority Revenue,
   Canisius College, 5.25%, 7/1/30,
   Callable 7/1/11 @ 101, MBIA                 750         765
State Dormitory Authority Revenue,
   Hamilton College, 5.00%, 7/1/28,
   Callable 7/1/09 @ 101, MBIA                 750         744
State Dormitory Authority Revenue,
   Mental Health Service Facilities,
   Series C, 4.75%, 8/15/19,
   Callable 2/15/09 @ 101, MBIA                250         242
State Dormitory Authority Revenue,
   State University Educational Facilities,
   Series A, 4.75%, 5/15/25,
   Callable 5/15/08 @ 100                      750         719
State Dormitory Authority, City University,
   Series 2, 6.75%, 7/1/24,
   Prerefunded 7/1/04 @ 102, MBIA              700         794
State Dormitory Authority,
   Yeshiva University, 5.00%, 7/1/26,
   Callable 7/1/11 @ 100, AMBAC                500         499
State Local Government Assistance,
   Series B, 4.88%, 4/1/20,
   Callable 4/1/08 @ 101, MBIA                 500         494
State Tollway Authority,
   Series C, 6.00%, 1/1/25,
   Prerefunded 1/1/05 @ 102, FGIC              550         618
State Urban Development Revenue,
   Correctional Facilities,
   5.13%, 1/1/25,
   Callable 1/1/11 @ 100                       605         610
Tioga County Public Improvements,
   4.25%, 3/15/14, FGIC                        720         722

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
New York Tax-Free Fund                                         October 31, 2001
(Amounts in Thousands, Except Shares)

                                         Shares or
                                        Principal     Market
Security Description                      Amount       Value

Webster New York Central School District,
   5.13%, 6/15/16,
   Callable 6/15/09 @ 101, FGIC             $  300     $   313
William Floyd School District,
   Series B, GO, 5.00%, 6/15/24,
   Callable 6/15/12 @ 101, MBIA              1,500       1,508
Yonkers New York,
   5.25%, 10/1/19,
   Callable 10/1/10 @ 101, FGIC                500         514

Total New York Municipal Bonds (Cost $19,080)           20,081

Investment Companies (3.2%)

Blackrock Institutional Municipal Fund     657,052         657

Total Investment Companies (Cost $657)                     657

Total Investments (Cost $19,737) (a) -- 102.3%          20,738

Liabilities in excess of other assets -- (2.3)%          (469)

TOTAL NET ASSETS -- 100.0%                             $20,269

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                            $1,001
     Unrealized depreciation                                --
     Net unrealized appreciation                        $1,001

* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at October 31, 2001.

**   The rate reflects the next rate change date.

AMBAC -- Insured by American Municipal Bond Assurance Corporation

FGIC -- Financial Guaranty Insurance Company

FSA -- Insured by Financial Security Assurance

GO -- General Obligation

LOC -- Letter of Credit

MBIA -- Municipal Bond Insurance Association

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
Ohio Municipal Bond Fund                                       October 31, 2001
(Amounts in Thousands)

                                        Principal     Market
Security Description                      Amount       Value

Ohio Municipal Bonds (99.5%)

General Obligations (72.2%):
Business & Public Services (0.1%):
Mount Vernon Knox County
   Public Library District,
   5.15%, 12/1/09                           $  220    $    241

County, City & Special District (9.6%):
Akron,
   4.00%, 12/1/10, MBIA                        500         503
Akron,
   4.00%, 12/1/08, MBIA                        850         854
Akron,
   5.00%, 12/1/10,
   Callable 12/1/11 @ 100, MBIA                500         496
Akron,
   3.85%, 12/1/11, MBIA                      2,850       2,796
Bath Township Capital Appreciation,
   Real Estate Acquisition,
   0.00%, 12/1/07, AMBAC                       205         164
Bath Township Capital Appreciation,
   Real Estate Acquisition,
   0.00%, 12/1/08, AMBAC                       205         156
Butler County,
   5.60%, 12/1/09,
   Callable 12/1/06 @ 101, AMBAC (b)           180         197
Columbus,
   Series 1, 2.00%*, 11/1/01**               3,600       3,599
Crawford County Capital Appreciation,
   0.00%, 12/1/10, AMBAC                       300         205
Crawford County Capital Appreciation,
   0.00%, 12/1/13, AMBAC                       500         289
Erie County,
   5.50%, 10/1/20,
   Callable 10/1/10 @ 100, FGIC (b)            250         263
Madison County,
   7.00%, 12/1/19,
   Prerefunded 12/1/04 @ 102, AMBAC            600         690
Maple Heights Capital Appreciation,
   0.00%, 12/1/07, FSA                         500         400
Maple Heights Capital Appreciation,
   0.00%, 12/1/08, FSA                         505         384
Maple Heights Capital Appreciation,
   0.00%, 12/1/10, FSA                         310         214
Monroe Falls,
   Series A, 6.95%, 12/1/14,
   Callable 12/1/04 @ 101, AMBAC (b)         1,000       1,128
Newark Capital Appreciation,
   0.00%, 12/1/16, FGIC                      1,490         713
Rossford,
   5.25%, 12/1/27,
   Callable 12/1/11 @ 100, FGIC              1,135       1,164
Strongsville,
   5.00%, 12/1/21,
   Callable 12/1/11 @ 100, FGIC              2,375       2,380

                                        Principal     Market
Security Description                      Amount       Value

Summit County,
   Series A, 6.90%, 8/1/12,
   Prerefunded 8/1/03 @ 100, AMBAC          $  230    $    248
Warren County Special Assesment,
   6.55%, 12/1/14                              725         865
Westerville, 4.50%, 12/1/18,
   Callable 12/1/09 @ 101                      750         719

                                                        18,427

Education (49.4%):
Alliance City School District,
   0.00%, 12/1/08, AMBAC                       380         286
Alliance City School District,
   0.00%, 12/1/09, AMBAC                       385         276
Alliance City School District,
   0.00%, 12/1/10, AMBAC                       395         269
Alliance City School District,
   0.00%, 12/1/11, AMBAC                       405         262
Anthony Wayne Local School District,
   5.75%, 12/1/30,
   Callable 12/1/10 @ 101, FSA (b)           2,215       2,393
Anthony Wayne Local School District,
   4.75%, 12/1/18,
   Callable 12/1/11 @ 101, FSA               1,660       1,637
Anthony Wayne Local School District,
   4.75%, 12/1/21,
   Callable 12/1/11 @ 101, FSA                 500         484
Avon Local School District,
   5.50%, 12/1/04, AMBAC                       465         504
Avon Local School District,
   5.55%, 12/1/05, AMBAC                       250         275
Barnesville Village School District,
   District Credit Program,
   5.75%, 12/1/22,
   Callable 12/1/10 @ 101                      500         539
Batavia Local School District,
   7.00%, 12/1/14,
   Prerefunded 12/1/05 @ 102, MBIA           1,500       1,766
Big Walnut Local School District,
   Capital Appreciation,
   0.00%, 12/1/09, AMBAC                       250         181
Brecksville-Broadview Heights City
   School District,
   6.50%, 12/1/16,
   Callable 12/1/06 @ 102, FGIC              1,000       1,153
Brunswick City School
   District Improvements,
   6.00%, 12/1/26,
   Callable 12/1/09 @ 101, FGIC (b)            500         552
Cincinnati City School District,
   4.25%, 12/1/10, MBIA                      1,000       1,028
Clermont & Northeastern Ohio
   Local School District,
   3.75%, 12/1/08, FGIC                        250         251
Dublin City School District,
   Capital Appreciation,
   0.00%, 12/1/09, MBIA                      1,000         719

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Ohio Municipal Bond Fund                                       October 31, 2001
(Amounts in Thousands)

                                        Principal     Market
Security Description                      Amount       Value

East Holmes Local School District,
   6.13%, 12/1/20,
   Callable 12/1/10 @ 102, FGIC             $  500    $    562
Edgewood City School District,
   Capital Appreciation,
   Series A, 0.00%, 12/1/13, MBIA            1,625         938
Edgewood City School District,
   Capital Appreciation,
   Series A, 0.00%, 12/1/15, MBIA            1,610         820
Fairfield City School District,
   7.45%, 12/1/14, FGIC                      1,000       1,293
Fostoria City School District,
   Capital Appreciation,
   0.00%, 12/1/10, MBIA                        375         258
Franklin City School District,
   Capital Appreciation,
   0.00%, 12/1/12, AMBAC                       280         173
Franklin City School District,
   Capital Appreciation,
   0.00%, 12/1/13, AMBAC                       280         163
Franklin City School District,
   Capital Appreciation,
   0.00%, 12/1/14, AMBAC                       280         153
Graham Local School District,
   Capital Appreciation,
   0.00%, 12/1/11, MBIA                        200         131
Graham Local School District,
   Capital Appreciation,
   0.00%, 12/1/12, MBIA                        200         124
Grandview Heights City School District,
   3.00%, 12/1/02, FSA                         485         490
Grandview Heights City School District,
   3.00%, 12/1/03, FSA                         230         233
Grandview Heights City School District,
   3.00%, 12/1/04, FSA                         455         460
Grandview Heights City School District,
   3.00%, 12/1/05, FSA                         575         577
Grandview Heights City School District,
   3.25%, 12/1/06, FSA                         540         542
Grandview Heights City School District,
   3.60%, 12/1/08, FSA                         625         623
Grandview Heights City School District,
   3.80%, 12/1/10, FSA                         610         604
Grandview Heights City School District,
   4.00%, 12/1/11, FSA                         505         506
Grandview Heights City School District,
   0.00%, 12/1/12, FSA                         600         368
Grandview Heights City School District,
   0.00%, 12/1/13, FSA                         570         329
Grandview Heights City School District,
   0.00%, 12/1/14, FSA                         540         293
Hamilton City School
   District Improvements,
   Series A, 5.38%, 12/1/16,
   Callable 12/1/11 @ 100, FGIC              1,200       1,280


                                        Principal     Market
Security Description                      Amount       Value

Hamilton City School
   District Improvements,
   Series A, 6.15%, 12/1/16,
   State Aid Withholding                    $  600    $    707
Hilliard School District,
   0.00%, 12/1/16, FGIC                      3,720       1,782
Hilliard School District,
   0.00%, 12/1/17, FGIC                      3,720       1,673
Indian Lake Local School District,
   Capital Appreciation,
   0.00%, 12/1/11, AMBAC                       250         164
Indian Lake Local School District,
   Capital Appreciation,
   0.00%, 12/1/12, AMBAC                       250         154
Indian Lake Local School District,
   Capital Appreciation,
   0.00%, 12/1/13, AMBAC                       250         146
Indian Lake Local School District,
   Capital Appreciation,
   0.00%, 12/1/14, AMBAC                       250         137
Indian Lake Local School District,
   Capital Appreciation,
   7.00%, 12/1/14,
   Callable 12/1/05 @ 102, AMBAC (b)         2,500        2,907
Indian Lake Local School District,
   Capital Appreciation,
   0.00%, 12/1/15, AMBAC                       250         129
Indian Lake Local School District,
   Capital Appreciation,
   0.00%, 12/1/16, AMBAC                       250         121
Jackson Local School District,
   5.63%, 12/1/25,
   Callable 12/1/10 @ 100, FSA               1,500       1,592
Lake Local School District,
   Wood County,
   4.60%, 12/1/11, MBIA                        450         471
Lake Local School District,
   Wood County,
   5.30%, 12/1/21,
   Callable 12/1/11 @ 101, MBIA              1,575       1,621
Lake Local School District,
   Wood County,
   5.38%, 12/1/25,
   Callable 12/1/11 @ 101, MBIA              1,900       1,967
Lakeview Local School District,
   6.95%, 12/1/19,
   Prerefunded 12/1/04 @ 102, AMBAC          1,250       1,435
Lakota Local School District,
   5.13%, 12/1/26,
   Callable 6/1/11 @ 100, FGIC               3,800       3,836
Lakota Local School District,
   Capital Appreciation,
   0.00%, 12/1/08, FGIC                        320         242
Liberty Benton Local School District,
   Capital Appreciation,
   0.00%, 12/1/15, AMBAC                       570         293

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Ohio Municipal Bond Fund                                       October 31, 2001
(Amounts in Thousands)

                                        Principal     Market
Security Description                      Amount       Value

Liberty Benton Local School District,
   Capital Appreciation,
   0.00%, 12/1/16, AMBAC                    $  285    $    138
Lima City School District,
   5.20%, 12/1/06, AMBAC                       255         279
Lima City School District,
   5.00%, 12/1/07, AMBAC                       405         440
Lima City School District,
   5.00%, 12/1/08, AMBAC                       400         434
Lima City School District,
   0.00%, 12/1/10, AMBAC                       305         207
Lima City School District,
   0.00%, 12/1/11, AMBAC                       305         197
Lima City School District,
   0.00%, 12/1/12, AMBAC                       305         183
Lima City School District,
   0.00%, 12/1/12, AMBAC                       520         316
Lima City School District,
   0.00%, 12/1/13, AMBAC                       520         298
Lima City School District,
   0.00%, 12/1/14, AMBAC                       520         280
Lima City School District,
   6.00%, 12/1/22,
   Callable 12/1/10 @ 102, AMBAC             2,000       2,236
London City School Distict,
   5.00%, 12/1/22,
   Callable 12/1/11 @ 100, FGIC                500         501
London City School District,
   2.20%, 12/1/02, FGIC                        200         200
London City School District,
   2.35%, 12/1/03, FGIC                        250         250
London City School District,
   2.65%, 12/1/04, FGIC                        250         249
London City School District,
   3.65%, 12/1/08, FGIC                        450         449
London City School District,
   3.75%, 12/1/09, FGIC                        260         259
London City School District,
   4.00%, 12/1/11, FGIC                        700         700
Louisville City School District,
   4.50%, 12/1/16,
   Callable 12/1/11 @ 100, FGIC                250         246
Louisville City School District,
   4.50%, 12/1/17,
   Callable 12/1/11 @ 100, FGIC                750         727
Louisville City School District,
   4.75%, 12/1/18,
   Callable 12/1/11 @ 100, FGIC                900         890
Marion Local School District,
   5.75%, 12/1/22,
   Callable 12/1/10 @ 101, MBIA                230         250
Marysville Exempt Village School District,
   0.00%, 12/1/13, AMBAC                       555         321
Marysville Exempt Village School District,
   0.00%, 12/1/16, MBIA                        500         253
Marysville Exempt Village School District,
   0.00%, 12/1/17, AMBAC                       955         430

                                        Principal     Market
Security Description                      Amount       Value

Marysville Exempt Village School District,
   6.00%, 12/1/24,
   Callable 12/1/10 @ 101, AMBAC            $  725    $    808
Morgan Local School District,
   Capital Appreciation,
   0.00%, 12/1/13, FSA                         200         117
Morgan Local School District,
   Capital Appreciation,
   0.00%, 12/1/15, FSA                         220         113
Mount Vernon City School District,
   7.50%, 12/1/14,
   Callable 12/1/04 @ 101, FGIC                500         571
New Miami Local School District,
   0.00%, 12/1/11, FSA                         115          75
New Miami Local School District,
   0.00%, 12/1/12, FSA                         120          74
New Miami Local School District,
   0.00%, 12/1/13, FSA                         120          70
New Miami Local School District,
   0.00%, 12/1/14, FSA                         120          66
Newcomerstown Exempt
   Village School Facilities,
   6.25%, 12/1/23,
   Callable 12/1/10 @ 102, MBIA                900       1,018
Nordonia Hills Local School District,
   5.40%, 12/1/20,
   Callable 12/1/10 @ 101, AMBAC             1,500       1,567
Nordonia Hills Local School District,
   5.45%, 12/1/25,
   Callable 12/1/10 @ 101, AMBAC             1,500       1,573
Northwest Local School District,
   Capital Appreciation,
   0.00%, 12/1/13, AMBAC                       280         163
Northwest Local School District,
   Capital Appreciation,
   0.00%, 12/1/14, AMBAC                       280         153
Olentangy Local School District,
   Series A, 6.25%, 12/1/14,
   Prerefunded 12/1/04 @ 102                   500         563
Olentangy Local School District,
   Series A, 5.63%, 12/1/27,
   Callable 12/1/10 @ 100, FSA               2,000       2,121
Pickerington Local School District,
   4.25%, 12/1/09, FGIC                      1,000       1,032
Pickerington Local School District,
   0.00%, 12/1/15, FGIC                      1,000         511
Pickerington Local School District,
   Capital Appreciation,
   0.00%, 12/1/12, AMBAC                       870         534
Ridgemont Local School District,
   Capital Appreciation,
   0.00%, 12/1/10, AMBAC                       185         128
Ridgemont Local School District,
   Capital Appreciation,
   0.00%, 12/1/11, AMBAC                       185         121

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Ohio Municipal Bond Fund                                       October 31, 2001
(Amounts in Thousands)

                                        Principal     Market
Security Description                      Amount       Value

Ridgemont Local School District,
   Capital Appreciation,
   0.00%, 12/1/12, AMBAC                    $  185    $    114
Ridgemont Local School District,
   Capital Appreciation,
   0.00%, 12/1/13, AMBAC                       185         108
Ridgemont Local School District,
   Capital Appreciation,
   0.00%, 12/1/14, AMBAC                       185         101
Riverside Local School District,
   Capital Appreciation,
   4.38%, 12/1/10, FGIC                        250         259
Riverside Local School District,
   Capital Appreciation,
   0.00%, 12/1/11, MBIA                        145          93
Riverside Local School District,
   Capital Appreciation,
   0.00%, 12/1/12, MBIA                        145          86
Sidney City School District,
   4.70%, 12/1/11, FGIC                        200         213
Sidney City School District,
   5.25%, 12/1/28,
   Callable 12/1/11 @ 101, FGIC              2,245       2,302
South-Western City School District,
   4.75%, 12/1/26,
   Callable 12/1/09 @ 100, AMBAC             5,000       4,798
Springfield City School District,
   Capital Appreciation,
   0.00%, 12/1/11, AMBAC                     1,715       1,115
Springfield City School District,
   Capital Appreciation,
   4.50%, 12/1/11, FGIC                      1,250       1,297
Springfield City School District,
   Capital Appreciation,
   0.00%, 12/1/12, MBIA                        340         210
Springfield City School District,
   Capital Appreciation,
   0.00%, 12/1/14, FGIC                      1,800         976
Springfield City School District,
   Capital Appreciation,
   5.00%, 12/1/17,
   Callable 12/1/11 @ 102, FGIC              1,250       1,276
State Community Schools,
   Capital Facilities Improvements,
   Series A, 4.75%, 6/15/19,
   Callable 6/15/10 @ 100                    5,000       4,934
State Higher Education,
   Capital Facility,
   Series A, 4.00%, 2/1/04                     260         268
State Higher Education,
   Capital Facility,
   Series A, 5.25%, 2/1/09                     230         252
State Higher Education,
   Capital Facility,
   Series B, 4.25%, 11/1/11                  7,335       7,520
Steubenville City School District,
   Capital Appreciation,
   0.00%, 12/1/11, MBIA                        170         110

                                        Principal     Market
Security Description                      Amount       Value

Steubenville City School District,
   Capital Appreciation,
   0.00%, 12/1/12, MBIA                     $  170    $    104
Steubenville City School District,
   Capital Appreciation,
   0.00%, 12/1/13, MBIA                        170          98
Steubenville City School District,
   Capital Appreciation,
   0.00%, 12/1/14, MBIA                        170          92
Sycamore Community School
   District Improvements,
   Capital Appreciation,
   0.00%, 12/1/07                              360         287
Sylvania City School District,
   4.75%, 12/1/18,
   Callable, 12/1/11 @ 101, FGIC             2,210       2,179
Wadsworth City School District,
   Capital Appreciation,
   0.00%, 12/1/08, FGIC                        555         420
Wadsworth City School District,
   Capital Appreciation,
   0.00%, 12/1/10, FGIC                        105          72
Wadsworth City School District,
   Capital Appreciation,
   0.00%, 12/1/11, FGIC                        555         361
Wadsworth City School District,
   Capital Appreciation,
   0.00%, 12/1/11, FGIC                        105          69
Wadsworth City School District,
   Capital Appreciation,
   0.00%, 12/1/12, FGIC                        575         353
Wadsworth City School District,
   Capital Appreciation,
   0.00%, 12/1/12, FGIC                        105          65

                                                        95,115

Housing (0.8%):
Belmont County Home Improvements,
   3.65%, 12/1/01, MBIA                        170         170
Cincinnati,
   6.30%, 12/1/15,
   Callable 6/1/05 @ 101, AMT                1,250       1,330

                                                         1,500

Public Facilities (Convention, Sport,
   Public Buildings) (0.1%):
Athens Recreation Facilities,
   4.75%, 12/1/08, FGIC                        200         214

Public Improvements (3.3%):
Akron,
   5.50%, 12/1/21,
   Callable 12/1/10 @ 101                      510         535
Cincinnati,
   5.00%, 12/1/09                            2,455       2,667
Cincinnati,
   5.00%, 12/1/10 (b)                        2,955       3,213

                                                         6,415

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Ohio Municipal Bond Fund                                       October 31, 2001
(Amounts in Thousands)

                                        Principal     Market
Security Description                      Amount       Value

Utilities (Sewers, Telephone,
   Electric) (8.9%):
Avon Route 83 Sewer Improvements,
   6.50%, 12/1/15 (b)                       $  335    $    401
Canton, Waterworks System,
   5.75%, 12/1/10,
   Callable 12/1/05 @ 102, AMBAC               500         555
Delaware County Sewer District,
   4.75%, 12/1/24,
   Callable 12/1/09 @ 101, MBIA              4,000       3,857
Huron County,
   Landfill Issue II,
   5.40%, 12/1/07, MBIA                        285         315
Huron County,
   Landfill Issue II,
   5.60%, 12/1/09,
   Callable 12/1/07 @ 102, MBIA                320         356
Mason Ohio Municipal Facilities Project,
   5.00%, 12/1/26,
   Callable 12/1/11 @ 100, MBIA              2,700       2,685
State Turnpike Commission,
   5.25%, 2/15/31,
   Callable 2/15/11 @ 100, AMBAC             5,750       5,851
Toledo, Sewer Improvements,
   6.10%, 12/1/14,
   Callable 12/1/04 @ 102, AMBAC             1,000       1,105
Toledo, Street Improvements,
   4.70%, 12/1/14,
   Callable 12/1/11 @ 100, MBIA              1,000       1,026
Toledo, Street Improvements,
   5.00%, 12/1/16,
   Callable 12/1/11 @ 100, MBIA              1,050       1,083

                                                        17,234

Total General Obligations                              139,146

Revenue Bonds (27.3%)
Education (7.1%):
Bowling Green State University
   General Receipts,
   4.80%, 6/1/10, FGIC                       1,325       1,412
State Building Authority,
   5.00%, 6/1/08                             1,000       1,079
State Higher Education Facility Revenue,
   5.13%, 11/1/21,
   Callable 11/1/11 @ 101                    2,500       2,523
State Higher Education Facility Revenue,
   Denison University Project,
   4.25%, 11/1/02                              335         342
State Higher Education Facility Revenue,
   Denison University Project,
   4.40%, 11/1/10                              900         935
State Higher Education Facility Revenue,
   Denison University Project,
   4.25%, 11/1/11                              350         365

                                        Principal     Market
Security Description                      Amount       Value

State Higher Education Facility Revenue,
   University of Dayton,
   5.50%, 12/1/30,
   Callable 12/1/10 @ 101, AMBAC            $1,750    $  1,833
State Higher Education Facility Revenue,
   Xavier University,
   6.00%, 5/15/08,
   Callable 5/15/07 @ 102, MBIA                500         566
State Public Facility Commission,
   Higher Educational Facilities Revenue,
   Series II-A, 4.50%, 12/1/03                 500         522
State Special Obligation,
   Elementary & Secondary
   Education Facilities, Series A,
   5.00%, 6/1/07, AMBAC                      1,100       1,188
State Special Obligation,
   Elementary & Secondary
   Education Facilities, Series B,
   5.00%, 12/1/06, FSA                       1,550       1,679
State University General Receipts,
   Series A, 5.75%, 12/1/24,
   Callable 12/1/09 @ 101                    1,250       1,348

                                                        13,792

Hospitals, Nursing Homes
   & Health Care (2.7%):
Cuyahoga County Hospital,
   Fairview General Hospital Project,
   6.25%, 8/15/10,
   Callable 2/15/03 @ 102                      500         531
Cuyahoga County Hospital,
   University Hospital Health,
   5.00%, 1/15/02, AMBAC                     1,060       1,066
Lake County Hospital,
   Improvement Facilities,
   6.38%, 8/15/03, AMBAC                       600         626
Lucas County Hospital Revenue,
   5.75%, 11/15/14,
   Prerefunded 11/15/06 @ 102, MBIA          1,785       1,933
Montgomery County,
   Catholic Health Initiatives,
   5.25%, 9/1/24,
   Callable 9/1/11 @ 100                     1,000         987

                                                         5,143

Housing (3.8%):
Capital Corp. for Housing Management,
   Springhill Homes,
   Series C, 6.50%, 7/1/24,
   Callable 1/1/03 @ 103, MBIA                 920         958
Cuyahoga County Multifamily,
   Water Street Assoc.,
   5.60%, 6/20/08, GNMA AMT                    370         395
Greater Cincinnati Elderly Housing
   Finance Corp., Walnut Towers,
   Series A, 6.90%, 8/1/25,
   Callable 8/1/04 @ 102, FHA                2,020       2,161

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Ohio Municipal Bond Fund                                       October 31, 2001
(Amounts in Thousands)

                                        Principal     Market
Security Description                      Amount       Value

Housing Finance Agency,
   Residential, Series A-1,
   5.70%, 9/1/09, GNMA AMT                  $  980    $  1,073
Housing Finance Agency,
   Residential, Series A-1,
   6.35%, 9/1/31,
   Callable 9/1/09 @ 100, GNMA AMT           1,490       1,583
Ohio Capital Corp. for
   Housing Management,
   Bucyrus Estate,
   Series 0, 5.75%, 7/1/06,
   Callable 7/1/05 @ 102, MBIA                 140         147
Ohio Capital Corp. for
   Housing Management,
   Kent Gardens,
   Series LL, 6.35%, 7/1/15,
   Callable 1/1/03 @ 101, MBIA               1,000       1,024

                                                         7,341

Public Facilities (Convention, Sport,
   Public Buildings) (1.4%):
Crawford County Correctional Facilities,
   6.75%, 12/1/19,
   Prerefunded 12/1/04 @ 102, AMBAC          1,385       1,583
State Building Authority,
   Adult Correctional Facilities,
   Series A, 6.13%, 10/1/12,
   Prerefunded 10/1/03 @ 102                 1,000       1,091

                                                         2,674

Public Improvements (3.2%):
Cleveland Public Power System,
   4.00%, 11/15/09, AMBAC (b)                1,500       1,524
Franklin County Development,
   American Chemical Society Project,
   4.50%, 10/1/02                            1,300       1,327
Franklin County Development,
   American Chemical Society Project,
   5.00%, 10/1/06                            1,350       1,438
Hamilton, One Renaissance Center,
   Series A, 4.00%, 11/1/09, AMBAC             300         305
Hamilton, One Renaissance Center,
   Series A, 4.20%, 11/1/11, AMBAC             250         255
State Economic Development,
   ABS Industries Inc. Project,
   6.00%, 6/1/04, AMT                          310         324
Twinsburg,
   5.50%, 12/1/21,
   Callable 12/1/11 @ 100, FGIC                600         653
Twinsburg,
   5.00%, 12/1/21,
   Callable 12/1/11 @ 100, FGIC                375         376

                                                         6,202

Transportation (0.7%):
State Infrastructure Highway,
   5.00%, 12/15/07                           1,175       1,275

                                        Principal     Market
Security Description                      Amount       Value

Utilities (Sewers, Telephone,
   Electric) (5.3%):
Akron Sewer System Revenue,
   4.95%, 12/1/10, AMBAC                    $  300    $    322
Cleveland Public Power Systems,
   Series A, 7.00%, 11/15/16,
   Prerefunded 11/15/04 @ 102, MBIA            340         390
Cleveland Public Power Systems,
   Series A, 7.00%, 11/15/16,
   Prerefunded 11/15/04 @ 102, MBIA            410         470
Cleveland Public Power Systems,
   Series A, 7.00%, 11/15/24,
   Prerefunded 11/15/04 @ 102, MBIA          1,985       2,274
Cuyahoga County Utility System,
   Medical Center Co. Project,
   Series B, 5.85%, 8/15/10,
   Callable 8/15/05 @ 102, MBIA AMT          1,500       1,612
Hamilton County Sewer Systems Revenue,
   Series A, 6.00%, 12/1/05, FGIC            1,080       1,206
Municipal Electric Generation Agency,
   0.00%, 2/15/29, AMBAC                     2,500         593
State Water Development Authority,
   Dayton Power & Light,
   Series A, 6.40%, 8/15/27,
   Callable 8/15/02 @ 102                    3,250       3,343

                                                        10,210

Utilities -- Water (3.1%):
Akron Waterworks Revenue,
   5.63%, 12/1/20,
   Callable 6/1/10 @ 100, AMBAC              1,250       1,325
Avon Lake Water System Revenue,
   Series A, 5.50%, 10/1/17,
   Callable 10/1/10 @ 100, AMBAC               420         447
Avon Lake Water System Revenue,
   Series A, 5.50%, 10/1/18,
   Callable 10/1/10 @ 100, AMBAC               445         470
Cleveland Waterworks,
   5.75%, 1/1/21,
   Prerefunded 1/1/06 @ 102, MBIA              940       1,052
Fairborn,
   4.20%, 10/1/11, FSA                         500         510
Huber Heights Water Systems,
   Capital Appreciation,
   0.00%, 12/1/24, MBIA                      1,000         300
Huber Heights Water Systems,
   Capital Appreciation,
   0.00%, 12/1/25, MBIA                      1,000         284
Medina, 5.10%, 12/1/21,
   Callable 12/1/11 @ 100, FGIC                500         505
State Water Revenue,
   4.05%, 12/1/10, FSA                         160         161
State Water Revenue,
   5.00%, 12/1/25, FSA                       1,000         999

                                                         6,053

Total Revenue Bonds                                     52,690

Total Ohio Municipal Bonds (Cost $182,485)             191,836

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Ohio Municipal Bond Fund                                       October 31, 2001
(Amounts in Thousands, Except Shares)

                                                      Market
Security Description                      Shares       Value

Investment Companies (4.6%)

Touchstone Ohio Money Market             8,960,430    $  8,960

Total Investment Companies (Cost $8,960)                 8,960

Total Investments (Cost $191,445) (a) -- 104.1%        200,796

Liabilities in excess of other assets -- (4.1)%        (7,893)

TOTAL NET ASSETS -- 100.0%                            $192,903

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                            $9,457
     Unrealized depreciation                              (106)
     Net unrealized appreciation                        $9,351

(b) Segregated as collateral for securities purchased on a "when-issued" basis.

* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at October 31, 2001.

**   The date reflects the next rate change date.

AMBAC -- Insured by American Municipal Bond Assurance Corporation

AMT -- Alternative Minimum Tax

FGIC -- Financial Guaranty Insurance Company

FSA -- Insured by Financial Security Assurance

GNMA -- Insured by Government National Mortgage Association

MBIA -- Municipal Bond Insurance Association

                      See notes to financial statements.


                                            Statement of Assets and Liabilities
The Victory Portfolios                                         October 31, 2001
(Amounts in Thousands, Except Per Share Amounts)


                                                                                     National                             Ohio
                                                                                     Municipal        New York          Municipal
                                                                                       Bond           Tax-Free            Bond
                                                                                       Fund             Fund              Fund

ASSETS:
Investments, at value (Cost $69,440; $19,737; $191,445)                              $71,287           $20,738          $200,796
Interest and dividends receivable                                                        575               250             2,757
Receivable from brokers for investments sold                                           2,724                --             3,427
Receivable from affiliates                                                                17                --                 3
Prepaid expenses and other assets                                                          5                14                --

         Total Assets                                                                 74,608            21,002           206,983

LIABILITIES:
Payable to brokers for investments purchased                                          10,531               716            13,892
Accrued expenses and other payables:
     Investment advisory fees                                                             23                 6                98
     Administration fees                                                                   1                --                 5
     Custodian fees                                                                        4                 1                 5
     Accounting fees                                                                       1                 1                 1
     Transfer agent fees                                                                  10                 6                25
     Shareholder service fees -- Class A                                                   4                 3                13
     12b-1 Fees -- Class G                                                                --                --                29
     Other                                                                                --                --                12

         Total Liabilities                                                            10,574               733            14,080

NET ASSETS:
Capital                                                                               59,399            19,202           179,836
Undistributed net investment income                                                       32                18                47
Net unrealized appreciation from investments                                           1,847             1,001             9,351
Accumulated undistributed net realized gains
   from investment transactions                                                        2,756                48             3,669

         Net Assets                                                                  $64,034           $20,269          $192,903

Net Assets
     Class A                                                                         $55,279           $15,458          $ 74,705
     Class G                                                                           8,755             4,811           118,198

         Total                                                                       $64,034           $20,269          $192,903

Outstanding units of beneficial interest (shares)
     Class A                                                                           4,942             1,220             6,153
     Class G                                                                             782               382             9,749

         Total                                                                         5,724             1,602            15,902

Net asset value
     Redemption price per share -- Class A                                           $ 11.19           $ 12.66          $  12.14
     Offering and redemption price per share -- Class G                              $ 11.19           $ 12.61          $  12.12

Maximum sales charge -- Class A                                                         2.00%             2.00%             2.00%

Maximum offering price per share (100%/(100%-maximum sales charge)
   of net asset value adjusted to nearest cent) -- Class A                           $ 11.42           $ 12.92          $  12.39


                      See notes to financial statements.


                                                        Statement of Operations
The Victory Portfolios                      For the Year Ended October 31, 2001
(Amounts in Thousands)


                                                                                      National                             Ohio
                                                                                     Municipal          New York         Municipal
                                                                                        Bond            Tax-Free           Bond
                                                                                        Fund              Fund             Fund

Investment Income:
Interest income                                                                        $2,102            $  977           $ 9,132
Dividend income                                                                           102                15               217

     Total Income                                                                       2,204               992             9,349

Expenses:
Investment advisory fees                                                                  280                93             1,082
Administration fees                                                                        77                26               271
Shareholder service fees -- Class A                                                       113                35               169
12b-1 fees -- Class G                                                                      12                 8               278
Accounting fees                                                                            59                52                87
Custodian fees                                                                             25                 7                41
Legal and audit fees                                                                        5                 3                15
Trustees' fees and expenses                                                                 2                --                 5
Transfer agent fees                                                                        22                17                54
Registration and filing fees                                                               25                17                13
Printing fees                                                                               3                 2                 6
Other                                                                                       4                 1                13

     Total Expenses                                                                       627               261             2,034

Expenses voluntarily reduced                                                              (82)              (46)             (150)

     Expenses before reimbursement from distributor                                       545               215             1,884
     Expenses reimbursed by the distributor                                                (1)              (24)              (12)

     Net Expenses                                                                         544               191             1,872

Net Investment Income                                                                   1,660               801             7,477

Realized/unrealized gains (losses) from investments:
Net realized gains from investment transactions                                         2,756                97             4,404
Change in unrealized appreciation/depreciation from investments                         1,272               555             6,155

Net realized/unrealized gains from investments                                          4,028               652            10,559

Change in net assets resulting from operations                                         $5,688            $1,453           $18,036


                      See notes to financial statements.


The Victory Portfolios                      Statements of Changes in Net Assets
(Amounts in Thousands)


                                                     National Municipal               New York                Ohio Municipal
                                                          Bond Fund                 Tax-Free Fund                Bond Fund

                                                     Year          Year          Year          Year         Year          Year
                                                     Ended         Ended         Ended         Ended        Ended         Ended
                                                  October 31,   October 31,   October 31,   October 31,  October 31,   October 31,
                                                     2001          2000          2001          2000         2001          2000

From Investment Activities:
Operations:
     Net investment income                         $  1,660      $  1,452       $   801       $   790      $  7,477      $  8,070
     Net realized gains (losses) from
       investment transactions                        2,756           762            97           (31)        4,404          (212)
     Net change in unrealized
       appreciation (depreciation)
       from investments                               1,272           625           555           276         6,155         5,337

Change in net assets resulting from operations        5,688         2,839         1,453         1,035        18,036        13,195

Distributions to Shareholders:
     From net investment income:
         Class A                                     (1,507)       (1,405)         (653)         (728)       (2,898)       (2,984)
         Class B                                         --           (20)           --           (43)           --            --
         Class G                                       (150)          (13)         (131)          (31)       (4,622)       (5,065)
     From net realized gains from
       investment transactions                         (762)         (179)           --            --            --            --

Change in net assets from distributions
   to shareholders                                   (2,419)       (1,617)         (784)         (802)       (7,520)       (8,049)

Capital Transactions:
     Proceeds from shares issued                     31,837        14,698         7,192         3,516        39,911        22,493
     Proceeds from shares exchanged
       from Class B                                      --         2,150            --         3,065            --            --
     Dividends reinvested                             1,522         1,083           505           516         4,422         5,671
     Cost of shares redeemed                        (10,219)      (19,310)       (4,433)       (5,287)      (32,940)      (59,758)
     Cost of shares exchanged to Class A                 --        (2,150)           --        (3,065)           --            --

Change in net assets from capital transactions       23,140        (3,529)        3,264        (1,255)       11,393       (31,594)

Change in net assets                                 26,409        (2,307)        3,933        (1,022)       21,909       (26,448)

Net Assets:
     Beginning of period                             37,625        39,932        16,336        17,358       170,994       197,442

     End of period                                 $ 64,034      $ 37,625       $20,269       $16,336      $192,903      $170,994

Share Transactions:
     Issued                                           2,952         1,435           573           292         3,369         2,001
     Issued in connection with exchange
       from Class B                                      --           214            --           258            --            --
     Reinvested                                         143           106            41            43           375           508
     Redeemed                                          (948)       (1,889)         (355)         (440)       (2,789)       (5,351)
     Redeemed in connection with exchange
       to Class A                                        --          (214)           --          (258)           --            --

Change in Shares                                      2,147          (348)          259          (105)          955        (2,842)


                      See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                        National Municipal Bond Fund

                                                               Class A Shares


                                           Year          Year          Year          Year          Year
                                           Ended         Ended         Ended         Ended         Ended
                                        October 31,   October 31,   October 31,   October 31,   October 31,
                                           2001          2000          1999          1998          1997

Net Asset Value,
   Beginning of Period                   $ 10.52       $ 10.17       $ 10.92       $ 10.51       $ 10.16

Investment Activities
     Net investment income                  0.36          0.40          0.41          0.43          0.45
     Net realized and unrealized gains
       (losses) from investments            0.87          0.40         (0.51)         0.41          0.35

         Total from
           Investment Activities            1.23          0.80         (0.10)         0.84          0.80

Distributions
     Net investment income                 (0.36)        (0.40)        (0.41)        (0.43)        (0.45)
     Net realized gains                    (0.20)        (0.05)        (0.24)           --            --

         Total Distributions               (0.56)        (0.45)        (0.65)        (0.43)        (0.45)

Net Asset Value, End of Period           $ 11.19       $ 10.52       $ 10.17       $ 10.92       $ 10.51

Total Return (excludes sales charges)      12.09%         8.07%        (0.99)%        8.15%         8.10%

Ratios/Supplementary Data:
Net Assets at end of period (000)        $55,279       $36,516       $37,579       $47,296       $47,705
Ratio of expenses to
   average net assets <F6>                  1.05%         1.04%         0.86%         0.67%         0.36%
Ratio of net investment income
   to average net assets <F6>               3.28%         3.93%         3.80%         4.02%         4.43%
Ratio of expenses to
   average net assets<F1>                   1.21%         1.33%         1.24%         1.22%         1.27%
Ratio of net investment income
   to average net assets<F1>                3.12%         3.64%         3.42%         3.47%         3.52%
Portfolio turnover <F4>                      472%          270%          127%          152%          154%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F5> Annualized.

<F6> Effective February 28, 2001, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain operating expenses of Class G Shares of the Fund at a minimum of 1.90% until at least February 28, 2011.




The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                             National Municipal Bond Fund

                                                    Class G Shares

                                                            December 17,
                                                 Year           1999
                                                 Ended         through
                                              October 31,    October 31,
                                                 2001          2000<F2>

Net Asset Value,
   Beginning of Period                          $10.52        $10.13

Investment Activities
     Net investment income                        0.34          0.32
     Net realized and unrealized gains
       (losses) from investments                  0.87          0.40

         Total from
           Investment Activities                  1.21          0.72

Distributions
     Net investment income                       (0.34)        (0.33)
     Net realized gains                          (0.20)           --

         Total Distributions                     (0.54)        (0.33)

Net Asset Value, End of Period                  $11.19        $10.52

Total Return (excludes sales charges)            11.90%         7.26%<F3>

Ratios/Supplementary Data:
Net Assets at end of period (000)               $8,755        $1,109
Ratio of expenses to
   average net assets <F6>                        1.19%         1.48%<F5>
Ratio of net investment income
   to average net assets <F6>                     3.01%         3.42%<F5>
Ratio of expenses to
   average net assets<F1>                         1.37%         4.85%<F5>
Ratio of net investment income
   to average net assets<F1>                      2.83%         0.05%<F5>
Portfolio turnover <F4>                            472%          270%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F5> Annualized.

<F6> Effective February 28, 2001, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain operating expenses of Class G Shares of the Fund at a minimum of 1.90% until at least February 28, 2011.



                      See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                       New York Tax-Free Fund

                                                            Class A Shares


                                          Year          Year          Year          Year          Year
                                          Ended         Ended         Ended         Ended         Ended
                                       October 31,   October 31,   October 31,   October 31,   October 31,
                                          2001          2000          1999          1998          1997

Net Asset Value,
   Beginning of Period                  $ 12.17       $ 11.99       $ 12.80       $ 12.68       $ 12.73

Investment Activities
     Net investment income                 0.59          0.61          0.61          0.61          0.68
     Net realized and unrealized gains
       (losses) from investments           0.48          0.19         (0.81)         0.14          0.03

         Total from
           Investment Activities           1.07          0.80         (0.20)         0.75          0.71

Distributions
     Net investment income                (0.58)        (0.62)        (0.61)        (0.61)        (0.72)
     Net realized gains                      --            --            --         (0.02)        (0.04)

         Total Distributions              (0.58)        (0.62)        (0.61)        (0.63)        (0.76)

Net Asset Value, End of Period          $ 12.66       $ 12.17       $ 11.99       $ 12.80       $ 12.68

Total Return (excludes sales charges)      8.98%         7.00%        (1.74)%        6.12%         5.77%

Ratios/Supplementary Data:
Net Assets at end of period (000)       $15,458       $14,082       $14,084       $18,073       $15,335
Ratio of expenses to
   average net assets <F6>                 1.05%         0.98%         0.95%         0.94%         0.94%
Ratio of net investment income
   to average net assets <F6>              4.80%         5.08%         4.82%         4.85%         5.32%
Ratio of expenses to
   average net assets<F1>                  1.49%         1.60%         1.42%         1.35%         1.49%
Ratio of net investment income
   to average net assets<F1>               4.36%         4.46%         4.35%         4.44%         4.77%
Portfolio turnover <F4>                      45%           26%           28%           38%           11%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F5> Annualized.

<F6> Effective February 28, 2001, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G Shares of the Fund at a maximum of 1.90% until at least February 28, 2011.




The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                         New York Tax-Free Fund

                                            Class G Shares

                                                     December 21,
                                          Year           1999
                                          Ended         through
                                       October 31,    October 31,
                                          2001          2000<F2>

Net Asset Value,
   Beginning of Period                   $12.11        $11.94

Investment Activities
     Net investment income                 0.53          0.52
     Net realized and unrealized gains
       (losses) from investments           0.50          0.20

         Total from
           Investment Activities           1.03          0.72

Distributions
     Net investment income                (0.53)        (0.55)
     Net realized gains                      --            --

         Total Distributions              (0.53)        (0.55)

Net Asset Value, End of Period           $12.61        $12.11

Total Return (excludes sales charges       8.64%         6.16%<F3>

Ratios/Supplementary Data:
Net Assets at end of period (000)        $4,811        $2,254
Ratio of expenses to
   average net assets <F6>                 1.49%         1.54%<F5>
Ratio of net investment income
   to average net assets <F6>              4.33%         4.42%<F5>
Ratio of expenses to
   average net assets<F1>                  1.79%         2.96%<F5>
Ratio of net investment income
   to average net assets<F1>               4.03%         3.00%<F5>
Portfolio turnover <F4>                      45%           26%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F5> Annualized.

<F6> Effective February 28, 2001, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G Shares of the Fund at a maximum of 1.90% until at least February 28, 2011.



                      See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                            Ohio Municipal Bond Fund

                                                                  Class A Shares


                                              Year        Year       Year        Year        Year
                                             Ended       Ended      Ended       Ended       Ended
                                           October 31, October 31,October 31, October 31, October 31,
                                              2001        2000       1999        1998        1997

Net Asset Value, Beginning of Period         $ 11.45    $ 11.11     $ 12.04     $ 11.72    $ 11.43

Investment Activities
     Net investment income                      0.50       0.51        0.49        0.51       0.53
     Net realized and unrealized gains
       (losses) from investments                0.69       0.34       (0.75)       0.42       0.29

         Total from Investment Activities       1.19       0.85       (0.26)       0.93       0.82

Distributions
     Net investment income                     (0.50)     (0.51)      (0.49)      (0.51)     (0.53)
     Net realized gains                           --         --       (0.10)      (0.10)        --
     In excess of net realized gains              --         --       (0.08)         --         --

         Total Distributions                   (0.50)     (0.51)      (0.67)      (0.61)     (0.53)

Net Asset Value, End of Period               $ 12.14    $ 11.45     $ 11.11     $ 12.04    $ 11.72

Total Return (excludes sales charges)          10.55%      7.84%      (2.29)%      8.18%      7.37%

Ratios/Supplementary Data:
Net Assets at end of period (000)            $74,705    $64,414     $74,984     $82,704    $78,043
Ratio of expenses to
   average net assets                           1.03%      0.94%       0.92%       0.91%      0.89%
Ratio of net investment income
   to average net assets                        4.15%      4.52%       4.20%       4.31%      4.60%
Ratio of expenses to
   average net assets<F1>                       1.11%      1.15%       1.14%       1.13%      0.99%
Ratio of net investment income
   to average net assets<F1>                    4.07%      4.31%       3.98%       4.09%      4.50%
Portfolio turnover <F6>                           96%        69%        112%         95%        74%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Effective March 26, 1999, the Gradison Ohio Tax-Free Fund merged into the Victory Ohio Municipal Bond Fund.

<F4> Not annualized.

<F5> Annualized.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                Ohio Municipal Bond Fund

                                                      Class G Shares

                                                                     March 26,
                                              Year        Year         1999
                                             Ended       Ended       through
                                           October 31, October 31,  October 31,
                                              2001        2000      1999<F2><F3>

Net Asset Value, Beginning of Period        $  11.43    $  11.09    $  11.79

Investment Activities
     Net investment income                      0.49        0.51        0.28
     Net realized and unrealized gains
       (losses) from investments                0.69        0.34       (0.70)

         Total from Investment Activities       1.18        0.85       (0.42)

Distributions
     Net investment income                     (0.49)      (0.51)      (0.28)
     Net realized gains                           --          --          --
     In excess of net realized gains              --          --          --

         Total Distributions                   (0.49)      (0.51)      (0.28)

Net Asset Value, End of Period              $  12.12    $  11.43    $  11.09

Total Return (excludes sales charges)          10.55%       7.89%      (3.59)%<F4>

Ratios/Supplementary Data:
Net Assets at end of period (000)           $118,198    $106,580    $122,458
Ratio of expenses to
   average net assets                           1.04%       0.91%       0.90%<F5>
Ratio of net investment income
   to average net assets                        4.14%       4.56%       4.18%<F5>
Ratio of expenses to
   average net assets<F1>                       1.14%       1.13%       1.12%<F5>
Ratio of net investment income
   to average net assets<F1>                    4.04%       4.34%       3.96%<F5>
Portfolio turnover <F6>                           96%         69%        112%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Effective March 26, 1999, the Gradison Ohio Tax-Free Fund merged into the Victory Ohio Municipal Bond Fund.

<F4> Not annualized.

<F5> Annualized.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.

                                     132
Notes to Financial Statements
The Victory Portfolios                                         October 31, 2001

1.   Organization:

     The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company established as a Delaware business trust. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of 27 active funds. The accompanying financial statements are those of the Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, International Growth Fund, Nasdaq-100 Index(R) Fund, LifeChoice Conservative Investor Fund, LifeChoice Moderate Investor Fund, LifeChoice Growth Investor Fund, (together the LifeChoice Funds), Balanced Fund, Convertible Securities Fund, Real Estate Investment ("REI") Fund, Intermediate Income Fund, Fund for Income, National Municipal Bond Fund, New York Tax-Free Fund, and the Ohio Municipal Bond Fund (collectively, the "Funds").

     The Value Fund, Stock Index Fund, Growth Fund, Established Value, Special Value Fund, Small Company Opportunity Fund, International Growth Fund, Nasdaq-100 Index(R) Fund, Balanced Fund, Convertible Securities Fund, REI Fund, Intermediate Income Fund, Fund for Income, National Municipal Bond Fund, New York Tax-Free Fund, and the Ohio Municipal Bond Fund are authorized to issue two classes of shares: Class A Shares and Class G Shares. The Diversified Stock Fund is authorized to issue three classes of shares: Class A Shares, Class B Shares, and Class G shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

     The Value Fund and the Special Value Fund seek to provide long-term growth of capital and dividend income. The Diversified Stock Fund and the Growth Fund seek to provide long term growth of capital. The Stock Index Fund seeks to provide long-term capital appreciation by attempting to match the investment performance of the Standard & Poor's 500 Composite Stock Index. The Established Value Fund seeks to obtain long-term capital growth by investing primarily in common stocks. The Small Company Opportunity Fund seeks to provide capital appreciation. The International Growth Fund seeks to provide capital growth consistent with reasonable investment risk. The Nasdaq-100 Index(R) Fund seeks to provide long-term capital appreciation by attempting to match the investment performance of the Nasdaq-100 Index.(R) The LifeChoice Conservative Investor Fund seeks to provide current income combined with moderate growth of capital by allocating its assets primarily among registered investment companies that invest in fixed income securities and, to a lesser extent, equity securities. The LifeChoice Moderate Investor Fund seeks to provide growth of capital combined with a moderate level of current income by allocating its assets primarily among registered investment companies that invest in equity securities and, to a lesser extent, fixed income securities. The LifeChoice Growth Investor Fund seeks to provide growth of capital by allocating its assets primarily among registered investment companies that invest in equity securities. The Balanced Fund seeks to provide income and long-term growth of capital. The Convertible Securities Fund seeks to provide a high level of current income together with long-term capital appreciation. The REI Fund seeks to provide total return through investments in real estate-related securities. The Intermediate Income Fund seeks to provide a high level of income. The Fund for Income seeks to provide a high level of current income consistent with preservation of shareholders' capital. The National Municipal Bond Fund seeks to provide a high level of current interest income exempt from Federal income tax, as is consistent with the preservation of capital. The New York Tax-Free Fund seeks to provide a high level of current income exempt from Federal, New York State, and New York City income taxes, consistent with the preservation of shareholders' capital. The Ohio Municipal Bond Fund seeks to produce a high level of current interest income which is exempt from both Federal income tax and Ohio personal income tax.

2.   Reorganizations:

     On December 1, 1999, the Board of Directors of the Trust approved the conversion and transfer of all the assets and liabilities represented by Class B Shares into additional Class A Shares for the Special Value Fund, the National Municipal Bond Fund, the New York Tax-Free Fund, and the Ohio Municipal Bond Fund, which was completed on February 25, 2000. Additionally, the Board of Directors of the Trust also approved the conversion and transfer of all the assets and liabilities represented by Class B Shares into additional Class A Shares for the Balanced Fund. This transfer was completed on May 5, 2000.

                                  Continued

The Victory Portfolios                                         October 31, 2001


     The Trust also entered an Agreement and Plan of Reorganization and Termination ("the 2000 Reorganization") pursuant to which the assets and liabilities of the Class A Shares and Class B Shares of the Ohio Regional Stock Fund and the Government Mortgage Fund were transferred into the Class A Shares of the Established Value Fund and the Fund for Income, respectively. The 2000 Reorganization qualified as a tax-free exchange for Federal Income tax purposes and was completed on May 5, 2000, following approval by shareholders at the shareholder meeting held on December 1, 1999. The following is a summary of shares outstanding, net assets, net asset value per share and net unrealized appreciation (depreciation) immediately before and after the 2000 Reorganization (amounts in thousands):

                                               Before                  After
                                              Transfer                Transfer

                                      Victory          Victory        Victory
                                        Ohio         Established    Established
                                      Regional          Value          Value
                                     Stock Fund         Fund            Fund

     Class A Shares (000)                1,864                              336
     Class G Shares (000)                   --          13,449           13,449

     Total Shares (000)                  1,864          13,449           13,785

     Class A Net Assets (000)          $10,261                         $ 10,261
     Class G Net Assets (000)               --        $410,389         $410,389

     Total Net Assets (000)            $10,261        $410,389         $420,650

     Net Asset Value
     Class A Shares                    $  5.50                         $  30.54
     Class G Shares                         --        $  30.52         $  30.52

     Unrealized Appreciation (000)     $ 5,518        $101,050         $106,568


                                              Before                  After
                                             Transfer               Transfer

                                      Victory          Victory       Victory
                                     Government         Fund          Fund
                                      Mortgage           for           for
                                        Fund           Income        Income

     Class A Shares (000)                7,961           3,122          9,699
     Class G Shares (000)                   --          12,552         12,552

     Total Shares (000)                  7,961          15,674         22,251

     Class A Net Assets (000)          $81,753        $ 38,807       $120,541
     Class G Net Assets (000)               --         156,035       $156,035

     Total Net Assets (000)            $81,753        $194,842       $276,576

     Net Asset Value
     Class A Shares                    $ 10.27        $  12.43       $  12.43
     Class G Shares                         --        $  12.43       $  12.43

     Unrealized Appreciation/
       (Depreciation) (000)           $ (1,788)      $  (8,962)     $ (10,750)

                                  Continued

The Victory Portfolios                                         October 31, 2001

     On May 23, 2001, the Board of Directors of the Trust approved a Plan of Reorganization and Termination ("the 2001Reorganization") to merge and transfer all of the assets and liabilities of the Class A Shares and Class G Shares of the Investment Quality Bond Fund into the Class A Shares and the Class G Shares, respectively, of the Intermediate Income Fund. The 2001 Reorganization qualified as a tax-free exchange for Federal income tax purposes and was completed on October 14, 2001, following approval by shareholders at a shareholder meeting held on September 13, 2001. The following is a summary of shares outstanding, net assets, net asset value per share and net unrealized appreciation (depreciation) immediately before and after the 2001 Reorganization (amounts in thousands):

                                         Before                   After
                                     Reorganization          Reorganization

                                 Victory         Victory         Victory
                               Investment     Intermediate    Intermediate
                                 Quality         Income          Income
                                Bond Fund         Fund            Fund

     Class A Shares (000)         10,353          21,671           31,772
     Class G Shares (000)             43             152              195

     Total Shares (000)           10,396          21,823           31,967

     Class A Shares (000)       $ 99,906        $214,401         $314,307
     Class G Shares (000)            419           1,495            1,914

     Total Net Assets (000)     $100,325        $215,896         $316,221

     Net Asset Value

     Class A Shares (000)       $   9.65        $   9.89         $   9.89
     Class G Shares (000)       $   9.67        $   9.84         $   9.84

     Unrealized Appreciation/
       (Depreciation) (000)     $    230        $  5,975         $  6,205

3.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Investments of the Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, International Growth Fund, Nasdaq-100 Index(R) Fund, Balanced Fund, Convertible Securities Fund, REI Fund, Intermediate Income Fund, Fund for Income, National Municipal Bond Fund, New York Tax-Free Fund, and the Ohio Municipal Bond Fund are valued at their market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded or on the basis of valuation procedures approved by the Board of Trustees. For the LifeChoice Funds as well as the other Funds, investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments held by the Funds are reflected as either unrealized appreciation or depreciation.

     Securities Transactions and Related Income:

     Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date, net of any applicable foreign taxes withheld. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Foreign Currency Translation:

     The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Balanced Fund and the International Growth Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

     The Trust isolates that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market prices of securities held.

     Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

                                  Continued

The Victory Portfolios                                         October 31, 2001

     Repurchase Agreements:

     Each Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Trust's investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller under a repurchase agreement is required to maintain the collateral held pursuant to the agreement valued at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

     Forward Currency Contracts:

     A forward currency contract ("forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

     Futures Contracts:

     The Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Special Value Fund, Small Company Opportunity Fund, International Growth Fund, Nasdaq-100 Index(R) Fund, and the Balanced Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Trust may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Trust the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Trust to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

     Securities Purchased on a When-Issued Basis:

     All Funds except the LifeChoice Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying statements of assets and liabilities. As of October 31, 2001, the Funds had outstanding "when-issued" purchase commitments with corresponding assets segregated, as follows (amounts in thousands):

                     Balanced Fund                                   $ 2,428
                     Intermediate Income Fund                          7,086
                     National Municipal Bond Fund                     10,712
                     Ohio Municipal Bond Fund                         12,577

                                  Continued

The Victory Portfolios                                         October 31, 2001

     Securities Lending:

     The Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, International Growth Fund, Nasdaq-100 Index(R) Fund, Balanced Fund, Convertible Securities Fund, REI Fund, Intermediate Income Fund, and the Fund for Income may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board of Trustees. The Trust will limit its securities lending activity to 33 1/3% of the total assets of each Fund. Key Trust Company of Ohio, N.A. ("Key Trust"), an affiliate of the Adviser, serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"). Under guidelines established by the Board of Trustees, the Fund must maintain loan collateral with Key Trust at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Key Trust, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as assets of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time. The following Funds loaned securities and held collateral with the following market values as of October 31, 2001 (amounts in thousands):

                                               Market Value      Market Value
                                           of Loaned Securities  of Collateral

         Value Fund                              $118,263          $121,328
         Diversified Stock Fund                   253,087           277,728
         Stock Index Fund                         157,351           170,519
         Growth Fund                               73,076            75,906
         Established Value Fund                    62,069            64,441
         Special Value Fund                        54,148            56,512
         Small Company Opportunity Fund            32,138            33,170
         Balanced Fund                             78,756            80,865
         Intermediate Income Fund                  39,457            40,378

     The collateral was fully comprised of cash, and short-term securities purchased with such cash collateral, as of October 31, 2001.

     Dividends to Shareholders:

     Dividends from net investment income are declared and paid quarterly for the Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, International Growth Fund, Nasdaq-100 Index(R) Fund, the LifeChoice Funds, Convertible Securities Fund, and the REI Fund. Dividends from net investment income are declared and paid monthly for the Balanced Fund, Intermediate Income Fund, Fund for Income, National Municipal Bond Fund, New York Tax-Free Fund, and the Ohio Municipal Bond Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund are reclassified as an offset to capital in the accompanying statements of assets and liabilities.

     Federal Income Taxes:

     It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     Other:

     Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or other appropriate basis. Fees paid under a Fund's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

                                  Continued

The Victory Portfolios                                         October 31, 2001

     Under the provisions of Statement of Position (SOP) 98-5, "Reporting on the Costs of Start-Up Activities," costs associated with organizing a portfolio which commences operations subsequent to June 30, 1998 must be expensed as incurred and may not be amortized over future periods. Accordingly, costs incurred in connection with the organization of the Nasdaq-100 Index(R) Fund, which commenced operations on August 1, 2000, were paid by the adviser. Costs incurred in connection with the organization of the Funds prior to June 30, 1998 are being amortized on a straight-line basis over a period not to exceed sixty months from the date the Funds commenced operations. Additionally, organization costs paid by the Distributor on behalf of the REI Fund and the LifeChoice Funds are being amortized over a five year period with a corresponding payable from the Funds to the Distributor to repay such costs at the conclusion of the amortization period.

4.   Purchases and Sales of Securities:

     Purchases and sales of securities (excluding short-term securities) for the year ended October 31, 2001 were as follows (amounts in thousands):

                                                        Purchases    Sales

         Value Fund                                    $  262,447  $  280,940
         Diversified Stock Fund                         1,162,010   1,061,153
         Stock Index Fund                                  73,357     183,904
         Growth Fund                                      349,444     226,791
         Established Value Fund                           221,523     244,857
         Special Value Fund                               185,619     190,127
         Small Company Opportunity Fund                    79,645      71,123
         International Growth Fund                        153,616     185,165
         Nasdaq-100 Index(R)Fund                           15,899       3,819
         LifeChoice Conservative Investor Fund              5,114       2,950
         LifeChoice Moderate Investor Fund                 22,886      12,964
         LifeChoice Growth Investor Fund                    9,003       6,277
         Balanced Fund                                    460,765     451,666
         Convertible Securities Fund                       63,829      71,881
         Real Estate Investment Fund                       12,192      10,751
         Intermediate Income Fund                         576,974     549,256
         Fund for Income                                  213,982      65,515
         National Municipal Bond Fund                     254,684     219,314
         New York Tax-Free Fund                            10,779       7,393
         Ohio Municipal Bond Fund                         163,540     164,911

5.   Related Party Transactions:

     Investment advisory services are provided to all the Funds by Victory Capital Management Inc. (formerly known as Key Asset Management Inc.) ("the Adviser"), a wholly owned subsidiary of KeyCorp. Credit Agricole Asset Management (formerly known as Indocam International Investment Services, S.A.) serves as a sub-adviser for the International Growth Fund. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. The Adviser, and not the Trust, pays sub-advisory fees as applicable. KeyTrust serving as custodian for all of the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

     Under the terms of the investment advisory agreement, the Investment Advisory fees of the Established Value Fund and the Small Company Opportunity Fund are computed at the annual rate of 0.65% of the Fund's average daily net assets up to $100 million, 0.55% of the Fund's average daily net assets between $100 million and $200 million, and 0.45% of the Fund's average daily net assets greater than $200 million.

     BISYS Fund Services (the "Administrator" or the "Distributor," as applicable), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator and distributor to the Trust. Certain officers of the Trust are affiliated with BISYS. Such officers receive no direct payments or fees from the Trust for serving as officers.

     Under the terms of the administration agreement for all Funds except the LifeChoice Funds, the Administrator's fee is computed at the annual rate of 0.15% of each Fund's average daily net assets up to $300 million, 0.12% of each Fund's average daily net assets between $300 million and $600 million, and 0.10% of each Fund's average daily net assets greater than $600 million. The Administrator's fees for the LifeChoice Funds is computed at the annual rate of 0.01% of the average daily net assets of each Fund with a minimum of $12,000 per Fund per year. Under a Sub-Administration agreement, BISYS pays the Adviser a fee of up to 0.05% of each Fund's average daily net assets to perform certain of the administrative duties for the Funds.

     BISYS Fund Services Ohio, Inc., an affiliate of BISYS serves the Trust as Fund Accountant. The Trust pays a fee for these services based on a percentage of average daily net assets under the terms of its Fund Accounting Agreement with a minimum of $20,000 per Fund per year for the LifeChoice Funds. Effective January 1, 2001, BISYS also serves as the Transfer Agent for the Funds. Under the transfer agency agreement, BISYS is entitled to receive fees and reimbursements of out-of-pocket expenses incurred in providing transfer agent services.

                                  Continued

The Victory Portfolios                                         October 31, 2001

     Pursuant to the Trust's 12b-1 Plan, the Distributor may receive distribution services fees computed at the annual rate of 0.75% of the average daily net assets of Class B Shares of the Diversified Stock Fund. The Distributor may also receive a monthly service fee at an annual rate of up to 0.25% of the average daily net assets of the Class G shares of the Value Fund, Diversified Stock Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, International Growth Fund, Balanced Fund, Convertible Securities Fund, REI Fund, Intermediate Income Fund, Fund for Income, National Municipal Bond Fund, New York Tax Free Bond and the Ohio Municipal Bond Fund. The service fee is paid to securities brokers or other financial intermediaries for providing personal services to shareholders of the Funds, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. The Distributor may also receive a fee for general distribution services and for its assistance in selling Class G shares of the Funds. This fee is computed and paid at an annual rate of 0.25% of the average daily net assets of the Class G shares of the Value Fund, Diversified Stock Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, International Growth Fund, Balanced Fund, Convertible Securities Fund, and the REI Fund.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an affiliate of BISYS, serves as Shareholder Servicing Agent for Class A shares of all the Funds except the Stock Index Fund, and the Class B shares for the Diversified Stock Fund. As such, BISYS provides support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. For providing such services, BISYS may receive a fee of up to 0.25% of the average daily net assets of the Funds serviced. Shareholder servicing may also be provided by other entities, which may be affiliated with the Adviser, to supplement those services provided by BISYS Ohio.

     In addition, the Distributor is entitled to receive commissions on sales of the Class A Shares of the Funds. For the year ended October 31, 2001, the Distributor received approximately $734 from commissions earned on sales of the Class A Shares of the Funds, a portion of which the Distributor reallowed to dealers of the Funds' shares including approximately $51 to affiliates of the Funds.

     Fees may be voluntarily reduced or reimbursed to assist the funds in maintaining competitive expense ratios.

     Additional information regarding related party transactions is as follows for the period ended October 31, 2001:



                                                                           Investment             Administration     Shareholder
                                                                          Advisory Fees                Fees        Servicing Fees

                                                                   Maximum
                                                                 Percentage
                                                                 of Average        Voluntary         Voluntary        Voluntary
                                                                    Daily             Fee               Fee              Fee
                                                                 Net Assets       Reductions        Reductions       Reductions

                                                                                     (000)             (000)            (000)
     Value Fund                                                     0.75%               --               --                --
     Diversified Stock Fund                                         0.65%               --             $ 38              $149
     Stock Index Fund                                               0.60%             $648              927                --
     Growth Fund                                                    0.75%               --               --                --
     Established Value Fund                                         0.65%              251              261                98
     Special Value Fund                                             0.80%               --               --                --
     Small Company Opportunity Fund                                 0.65%              136              125                --
     International Growth Fund                                      1.10%              135               --                --
     Nasdaq-100 Index(R)Fund                                        0.60%               75               19                --
     LifeChoice Conservative Investor Fund                          0.20%               15               --                --
     LifeChoice Moderate Investor Fund                              0.20%               57               --                --
     LifeChoice Growth Investor Fund                                0.20%               30               --                --
     Balanced Fund                                                  0.80%               --              238                --
     Convertible Securities Fund                                    0.75%               --               --                33
     Real Estate Investment Fund                                    0.80%               42               --                --
     Intermediate Income Fund                                       0.75%              476               --                --
     Fund for Income                                                0.50%               --              206                20
     National Municipal Bond Fund                                   0.55%               82               --                --
     New York Tax-Free Fund                                         0.55%               25               15                 6
     Ohio Municipal Bond Fund                                       0.60%              150               --                --


The Victory Portfolios                                         October 31, 2001

     Capital Share Transactions:

6. Capital share transactions for those Funds with multiple share classes were as follows (amounts in thousands):



                                                    Value               Diversified                Stock
                                                     Fund                Stock Fund             Index Fund

                                               Year       Year        Year         Year        Year      Year
                                              Ended      Ended       Ended        Ended       Ended     Ended
                                           October 31, October 31, October 31, October 31, October 31, October 31,
                                               2001       2000        2001         2000        2001      2000

     Capital Transactions:
     Class A Shares:
     Proceeds from shares issued            $ 77,245   $  93,765   $ 375,833   $ 286,249   $  70,080   $ 106,197
     Proceeds from shares issued
       in connection with merger                  --          --          --          --          --          --
     Dividends reinvested                     76,140      66,753     124,337     127,351      22,325      33,687
     Cost of shares redeemed                 (98,040)   (177,438)   (216,198)   (378,602)   (193,075)   (153,602)

     Total                                  $ 55,345   $ (16,920)  $ 283,972   $  34,998   $(100,670)  $ (13,718)

     Class B Shares:
     Proceeds from shares issued            $     --   $      --   $      64   $   1,148   $      --   $      --
     Dividends reinvested                         --          --       9,685      11,082          --          --
     Cost of shares redeemed                      --          --      (9,000)    (10,389)         --          --

     Total                                  $     --   $      --   $     749   $   1,841   $      --   $      --

     Proceeds from shares issued            $  3,760   $   3,369   $  47,852   $  48,447   $  12,334   $  24,660
     Dividends reinvested                        434           5      18,581      16,692         812         532
     Cost of shares redeemed                    (854)       (633)    (25,620)    (36,798)     (7,764)     (6,061)

     Total                                  $  3,340   $   2,741   $  40,813   $  28,341   $   5,382   $  19,131

     Share Transactions:
     Class A Shares:
     Issued                                    5,276       5,368      24,712      16,930       3,529       4,442
     Issued in connection
       with merger                                --          --          --          --          --          --
     Reinvested                                5,097       3,868       8,372       7,839       1,044       1,410
     Redeemed                                 (6,678)    (10,461)    (14,573)    (22,411)    (10,065)     (6,432)

     Total                                     3,695      (1,225)     18,511       2,358      (5,492)       (580)

     Class B Shares:
     Issued                                       --          --           4          70          --          --
     Reinvested                                   --          --         680         701          --          --
     Redeemed                                     --          --        (632)       (630)         --          --

     Total                                        --          --          52         141          --          --

     Class G Shares:
     Issued                                      253         200       3,223       2,873         620       1,034
     Reinvested                                   29          --       1,251       1,029          38          22
     Redeemed                                    (59)        (38)     (1,728)     (2,164)       (408)       (253)

     Total                                       223         162       2,746       1,738         250         803




                                                       Growth                    Established
                                                        Fund                      Value Fund

                                                   Year        Year            Year        Year
                                                  Ended       Ended           Ended       Ended
                                               October 31,  October 31,    October 31,  October 31,
                                                   2001        2000            2001        2000

     Capital Transactions:
     Class A Shares:
     Proceeds from shares issued                $246,922     $  74,014      $ 26,126     $     505
     Proceeds from shares issued
       in connection with merger                      --            --            --        10,261
     Dividends reinvested                         28,819        18,008         1,193            24
     Cost of shares redeemed                    (117,455)     (111,583)       (5,741)       (1,686)

     Total                                      $158,286     $ (19,561)     $ 21,578     $   9,104

     Class B Shares:
     Proceeds from shares issued                $     --     $      --      $     --     $      --
     Dividends reinvested                             --            --            --            --
     Cost of shares redeemed                          --            --            --            --

     Total                                      $     --     $      --      $     --     $      --

     Class G Shares:
     Proceeds from shares issued                $  3,335     $   9,767      $ 21,929     $ 153,022
     Dividends reinvested                            476            --        31,470        82,662
     Cost of shares redeemed                      (2,013)       (1,099)      (74,658)     (285,060)

     Total                                      $  1,798     $   8,668      $(21,259)    $ (49,376)

     Share Transactions:
     Class A Shares:
     Issued                                       10,523         2,964           848           163
     Issued in connection
       with merger                                    --            --            --           336
     Reinvested                                    1,277           731            39             1
     Redeemed                                     (5,945)       (4,445)         (181)          (54)

     Total                                         5,855          (750)          706           446

     Class B Shares:
     Issued                                           --            --            --            --
     Reinvested                                       --            --            --            --
     Redeemed                                         --            --            --            --

     Total                                            --            --            --            --

     Class G Shares:
     Issued                                          167           391           710         1,221
     Reinvested                                       21            --         1,027         1,824
     Redeemed                                       (108)          (44)       (2,394)       (4,831)

     Total                                            80           347          (657)       (1,786)


                                  Continued

The Victory Portfolios                                         October 31, 2001

     Capital share transactions for those Funds with multiple share classes were as follows (amounts in thousands):


                                        Special Value           Small Company          International             Nasdaq-100
                                            Fund              Opportunity Fund          Growth Fund             Index(R) Fund

                                       Year       Year        Year        Year        Year       Year         Year       Period
                                      Ended      Ended       Ended       Ended       Ended      Ended        Ended       Ended
                                    October 31, October 31, October 31, October 31, October 31, October 31, October 31, October 31,
                                       2001       2000        2001        2000        2001       2000         2001       2000<F1>

     Capital Transactions:
     Class A Shares:
     Proceeds from shares issued     $ 63,441   $  39,091    $ 19,913    $ 13,639   $ 231,717   $ 183,621     $12,720      $3,555
     Proceeds from shares
       exchanged from Class B              --       1,190          --          --          --         938          --          --
     Dividends reinvested              28,512      11,532         804          --       8,711       9,736          20          --
     Cost of shares redeemed          (62,355)   (109,454)     (7,754)    (42,872)   (256,402)   (177,811)     (2,198)       (136)

     Total                           $ 29,598  $  (57,641)   $ 12,963    $(29,233) $  (15,974) $   16,484     $10,542      $3,419

     Class B Shares:
     Proceeds from shares issued     $     --   $      27    $     --    $     --  $       --  $      209     $    --      $   --
     Dividends reinvested                  --          73          --          --          --          72          --          --
     Cost of shares exchanged
       to Class A                          --      (1,190)         --          --          --        (938)         --          --
     Cost of shares redeemed               --        (141)         --          --          --         (13)         --          --

     Total                           $     --   $  (1,231)   $     --    $     --  $       --  $     (670)    $    --      $   --

     Class G Shares:
     Proceeds from shares issued     $    606   $     173    $ 17,076    $ 22,725  $   15,199  $    9,313     $  7,312     $4,707
     Dividends reinvested                  20          --       4,897          --       4,391       4,146          29          --
     Cost of shares redeemed              (27)        (53)    (23,092)    (53,924)    (18,650)     (8,250)     (1,855)       (104)

     Total                           $    599   $     120    $ (1,119)   $(31,199) $      940  $    5,209     $ 5,486      $4,603

     Share Transactions:
     Class A Shares:
     Issued                             4,513       2,735         784         560      23,143      11,588       2,229        352
     Issued in connection with
       exchange from Class B               --          98          --          --          --          55          --         --
     Reinvested                         2,158         872          33          --         734         613           4         --
     Redeemed                          (4,510)     (8,068)       (317)     (1,924)    (25,273)    (11,251)       (477)        (13)

     Total                              2,161      (4,363)        500      (1,364)     (1,396)      1,005       1,756         339

     Class B Shares:
     Issued                                --           2          --          --          --          14          --          --
     Reinvested                            --           6          --          --          --           5          --          --
     Redeemed in connection with
       exchange to Class A                 --        (101)         --          --          --         (58)         --          --
     Redeemed                              --         (11)         --          --          --          (1)         --          --

     Total                                 --        (104)         --          --          --         (40)         --          --

     Class G Shares:
     Issued                                44          12         680         993       1,582         567       1,162         464
     Reinvested                             2          --         199          --         372         262           5          --
     Redeemed                              (2)         (4)       (922)     (2,372)     (1,915)       (513)       (345)        (11)

     Total                                 44           8         (43)     (1,379)         39         316         822         453


    <F1> For the period August 1, 2000 (commencement of operations) through
         October 31, 2000.



                                  Continued

The Victory Portfolios                                         October 31, 2001



                                                     Balanced                     Convertible                   Real Estate
                                                       Fund                     Securities Fund               Investment Fund

                                                Year          Year           Year           Year           Year           Year
                                                Ended         Ended          Ended          Ended          Ended          Ended
                                             October 31,   October 31,    October 31,    October 31,    October 31,    October 31,
                                                2001          2000           2001           2000           2001           2000

     Capital Transactions:
     Class A Shares:
     Proceeds from shares issued              $ 68,339      $  95,825      $ 44,968       $ 38,835        $ 6,449       $ 4,136
     Proceeds from shares exchanged
       from Class B                                 --         10,624            --             --             --            --
     Dividends reinvested                       33,708         40,658         9,477          5,149            278           220
     Cost of shares redeemed                   (64,715)      (137,170)      (55,363)       (34,855)        (4,715)       (7,106)

     Total                                    $ 37,332      $   9,937      $   (918)      $  9,129        $ 2,012       $(2,750)

     Class B Shares:
     Proceeds from shares issued              $     --      $     678      $     --       $     --        $    --       $    --
     Dividends reinvested                           --            968            --             --             --            --
     Cost of shares redeemed                        --         (1,239)           --             --             --            --
     Cost of shares exchanged to Class A            --        (10,624)           --             --             --            --

     Total                                    $     --      $ (10,217)     $     --       $     --        $    --       $    --

     Class G Shares:
     Proceeds from shares issued              $  1,519      $   1,214      $  2,249       $    284        $   637       $    71
     Dividends reinvested                          110             13            56              3             12             1
     Cost of shares redeemed                      (314)          (119)          (95)            (7)           (31)           (2)

     Total                                    $  1,315      $   1,108      $  2,210       $    280        $   618       $    70

     Share Transactions:
     Class A Shares:
     Issued                                      5,172          6,658         3,634          2,802            533           388
     Issued in connection with
       exchange from Class B                        --            762            --             --             --            --
     Reinvested                                  2,541          2,876           770            394             23            21
     Redeemed                                   (4,930)        (9,776)       (4,550)        (2,578)          (388)         (668)

     Total                                       2,783            520          (146)           618            168          (259)

     Class B Shares:
     Issued                                         --             48            --             --             --            --
     Reinvested                                     --             68            --             --             --            --
     Redeemed                                       --            (89)           --             --             --            --
     Redeemed in connection with
       exchange to Class A                          --           (761)           --             --             --            --

     Total                                          --           (734)           --             --             --            --

     Class G Shares:
     Issued                                        115             87           191             20             51             7
     Reinvested                                      8              1             5             --              1            --
     Redeemed                                      (24)            (9)           (8)            --             (3)           --

     Total                                          99             79           188             20             49             7


                                  Continued

The Victory Portfolios                                         October 31, 2001



                                                                                  Intermediate                   Fund for
                                                                                   Income Fund                    Income

                                                                               Year          Year           Year          Year
                                                                               Ended         Ended          Ended         Ended
                                                                            October 31,   October 31,    October 31,   October 31,
                                                                               2001          2000           2001          2000

     Capital Transactions:
     Class A Shares:
     Proceeds from shares issued                                             $ 80,857      $ 37,218       $102,237      $ 372,534
     Proceeds from shares issued in connection with merger                     99,906            --             --         81,753
     Dividends reinvested                                                       7,934         8,064          5,514         46,704
     Cost of shares redeemed                                                  (73,826)      (77,904)       (44,795)      (419,208)

     Total                                                                   $114,871      $(32,622)      $ 62,956      $  81,783

     Class G Shares:
     Proceeds from shares issued                                             $  1,529      $    518       $126,822      $  39,857
     Proceeds from shares issued
       in connection with merger                                                  419            --             --             --
     Dividends reinvested                                                          33            15          9,465         10,112
     Cost of shares redeemed                                                     (650)           (2)       (46,844)       (97,824)

     Total                                                                   $  1,331      $    531       $ 89,443      $ (47,855)

     Share Transactions:
     Class A Shares:
     Issued                                                                     8,310         4,307          7,765          2,168
     Issued in connection with merger                                          10,101            --             --          6,578
     Reinvested                                                                   821           877            421            244
     Redeemed                                                                  (7,598)       (8,440)        (3,405)        (2,415)

     Total                                                                     11,634        (3,256)         4,781          6,575

     Class G Shares:
     Issued                                                                       159            57          9,636          3,144
     Issued in connection with merger                                              43            --             --             --
     Reinvested                                                                     3             1            722            800
     Redeemed                                                                     (69)           --         (3,573)        (7,721)

     Total                                                                        136            58          6,785         (3,777)


                                  Continued

The Victory Portfolios                                         October 31, 2001




                                                 National Municipal                 New York                  Ohio Municipal
                                                      Bond Fund                   Tax-Free Fund                  Bond Fund

                                                 Year          Year            Year          Year          Year           Year
                                                 Ended         Ended           Ended         Ended         Ended          Ended
                                              October 31,   October 31,     October 31,   October 31,   October 31,    October 31,
                                                 2001          2000            2001          2000          2001           2000

     Capital Transactions:
     Class A Shares:
     Proceeds from shares issued                $22,328       $ 12,751       $ 3,164        $ 1,104      $ 16,364       $ 10,057
     Proceeds from shares exchanged
       from Class B                                  --          2,150            --          3,065            --             --
     Dividends reinvested                         1,378          1,042           381            446           611            669
     Cost of shares redeemed                     (7,882)       (18,231)       (2,726)        (4,863)      (10,689)       (23,146)

     Total                                      $15,824        $(2,288)       $  819        $  (248)     $  6,286       $(12,420)

     Class B Shares:
     Proceeds from shares issued                 $   --       $     35        $   --        $    53       $    --        $    --
     Dividends reinvested                            --             28            --             38            --             --
     Cost of shares redeemed                         --           (240)           --           (274)           --             --
     Cost of shares exchanged to Class A             --         (2,150)           --         (3,065)           --             --

     Total                                       $   --       $ (2,327)       $   --        $(3,248)      $    --        $    --

     Class G Shares:
     Proceeds from shares issued                $ 9,509       $  1,912       $ 4,028        $ 2,359      $ 23,547       $ 12,436
     Dividends reinvested                           144             13           124             32         3,811          5,002
     Cost of shares redeemed                     (2,337)          (839)       (1,707)          (150)      (22,251)       (36,612)

     Total                                      $ 7,316       $  1,086       $ 2,445        $ 2,241      $  5,107       $(19,174)

     Share Transactions:
     Class A Shares:
     Issued                                       2,069          1,245           250             92         1,378            892
     Issued in connection with
       exchange from Class B                         --            214            --            258            --             --
     Reinvested                                     130            102            31             37            52             60
     Redeemed                                      (729)        (1,783)         (218)          (405)         (902)        (2,077)

     Total                                        1,470           (222)           63            (18)          528         (1,125)

     Class B Shares:
     Issued                                          --              3            --              5            --             --
     Reinvested                                      --              3            --              3            --             --
     Redeemed                                        --            (23)           --            (23)           --             --
     Redeemed in connection with
       exchange to Class A                           --           (214)           --           (258)           --             --

     Total                                           --           (231)           --           (273)           --             --

     Class G Shares:
     Issued                                         883            187           323            195         1,991          1,109
     Reinvested                                      13              1            10              3           323            448
     Redeemed                                      (219)           (83)         (137)           (12)       (1,887)        (3,274)

     Total                                          677            105           196            186           427         (1,717)


                                  Continued

The Victory Portfolios                                         October 31, 2001

7.   Concentration of Credit Risk:

     The New York Tax-Free Fund and Ohio Municipal Bond Fund invest primarily in municipal debt obligations issued by the respective states and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. These Funds are more susceptible to economic and political factors which might adversely affect municipalities and companies within those states than are other types of funds which are not geographically concentrated to the same extent.

8.   Federal Income Tax Information (Unaudited):

     For the taxable year ended October 31, 2001, a portion of income dividends paid by the following funds qualify for the dividends received deduction available to corporations:

                                                      Qualified Dividend Income

     Value Fund                                                100.00%
     Diversified Stock Fund                                     51.93%
     Stock Index Fund                                          100.00%
     Established Value Fund                                     64.57%
     Special Value Fund                                         46.48%
     Small Company Opportunity Fund                            100.00%
     Nasdaq-100 Index(R)Fund                                      8.59%
     LifeChoice Conservative Investor Fund                      21.86%
     LifeChoice Moderate Investor Fund                          36.06%
     LifeChoice Growth Investor Fund                            71.48%
     Balanced Fund                                              40.39%
     Convertible Securities Fund                                36.24%

     Tax-exempt interest dividends are as follows for the year ended October 31, 2001 (amounts in thousands):

     National Municipal Bond Fund                            $1,656
     New York Tax-Free Bond Fund                                779
     Ohio Municipal Bond Fund                                 7,500

     During the year ended October 31, 2001, the following funds paid long-term capital gain distributions (amounts in thousands):

     Value Fund                                            $ 80,237
     Diversified Stock Fund                                 140,069
     Stock Index Fund                                        19,062
     Growth Fund                                             32,477
     Established Value Fund                                  23,605
     Special Value Fund                                      26,720
     Small Company Opportunity Fund                           6,569
     International Growth Fund                               21,132
     LifeChoice Conservative Investor Fund                      139
     LifeChoice Moderate Investor Fund                        1,436
     LifeChoice Growth Investor Fund                          1,380
     Balanced Fund                                           28,311
     Convertible Securities Fund                              5,654
     National Municipal Bond Fund                                91

The Victory Portfolios                                         October 31, 2001

     As of October 31, 2001, for federal income tax purposes, the following funds have capital loss carryforwards available to offset future capital gains, if any (amounts in thousands):

                                                            Amount      Expires

     Small Company Opportunity Fund                        $ 2,252        2006
     International Growth Fund                              22,668        2009
     Nasdaq 100 Index Fund                                     174        2008
     Nasdaq 100 Index Fund                                   3,446        2009
     Convertible Securities Fund                               238        2009
     Real Estate Investment Fund                               782        2007
     Real Estate Investment Fund                               360        2008
     Intermediate Income Fund                                3,242        2008
     Fund for Income                                         5,491        2002
     Fund for Income                                           864        2003
     Fund for Income                                            62        2004
     Fund for Income                                           606        2007
     Fund for Income                                         3,017        2008
     Fund for Income                                           691        2009

     As of October 31, 2001, the following funds have additional capital loss carryforwards, subject to any applicable limitations on availability, to offset future capital gains, if any, as the successor of a merger with the Investment Quality Bond Fund and Government Mortgage Fund, respectively (amounts in thousands):

                                                            Amount      Expires

     Intermediate Income Fund                               $  755        2002
     Intermediate Income Fund                                    6        2003
     Intermediate Income Fund                                6,428        2006
     Intermediate Income Fund                                4,270        2007
     Fund for Income                                           109        2004
     Fund for Income                                         2,523        2006
     Fund for Income                                         2,276        2007

9.   Subsequent Events

     Distributions of short-term and long-term capital gains were paid on November 15, 2001 to shareholders of record on November 14, 2001, as follows:



                                               Short-Term            Long-Term
                                              Capital Gain         Capital Gain            Total
                                               (per share)          (per share)         (per share)

     Value Fund                                   $   --              $1.2522             $1.2522
     Diversified Stock Fund                           --               0.4073              0.4073
     Stock Index Fund                                 --               1.4917              1.4917
     Growth Fund                                      --               0.0768              0.0768
     Established Value Fund                           --               5.6167              5.6167
     Special Value Fund                               --               1.4061              1.4061
     Small Company Opportunity Fund                   --               2.0480              2.0480
     LifeChoice Conservative Investor                 --               0.3559              0.3559
     LifeChoice Moderate Investor Fund            0.0037               0.4147              0.4184
     LifeChoice Growth Investor Fund                  --               0.7839              0.7839
     Balanced Fund                                    --               0.6827              0.6827
     National Municipal Bond Fund                 0.4656               0.0100              0.4756
     New York Tax-Free Bond Fund                      --               0.0285              0.0285
     Ohio Municipal Bond Fund                     0.0899               0.1399              0.2298


                                  Continued

The Victory Portfolios                                         October 31, 2001

10.  Recent Accounting Pronouncements:

     In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The revised version of the Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires investment companies to amortize all premiums and accrete all discounts on fixed income securities. The Balanced Fund, Convertible Securities Fund, Intermediate Income Fund, Fund for Income, National Municipal Bond Fund, New York Tax-Free Fund and Ohio Municipal Bond Fund adopted this provision effective November 1, 2001. As a result, the Funds will record cumulative effect adjustments to conform with accounting principles generally accepted in the United States of America. These adjustments, which do not affect a Fund's net assets overall, will have the following corresponding increase/(decrease) to undistributed net investment income with an offsetting decrease/(increase) to unrealized appreciation of securities:

                                                             Adjustment

                                                                (000)

                     Balanced Fund                             $(117)
                     Convertible Securities Fund                  --
                     Intermediate Income Fund                   (242)
                     Fund for Income                            (816)
                     National Municipal Bond Fund                  4
                     New York Tax-Free Fund                       12
                     Ohio Municipal Bond Fund                     22

11.  Voting Results of a Special Shareholder Meeting (Unaudited):

     A special meeting of shareholders for the Victory Investment Quality Bond Fund was held on September 13, 2001. The shareholders voted on a proposal to reorganize the Victory Investment Quality Bond Fund into the Victory Intermediate Income Fund. The following are the results of the shareholder voting for the meeting (amounts in thousands):

                                          For  Against Abstain Election Results

     Investment Quality Bond-- Class A   7,958    8      166        Passed
     Investment Quality Bond-- Class G      22    0        0        Passed

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
   The Victory Portfolios:

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Victory Portfolios (comprising, respectively, Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, International Growth Fund, Nasdaq-100 Index(R) Fund, LifeChoice Conservative Investor Fund, LifeChoice Moderate Investor Fund, LifeChoice Growth Investor Fund, Balanced Fund, Convertible Securities Fund, Real Estate Investment Fund, Intermediate Income Fund, Fund for Income, National Municipal Bond Fund, New York Tax-Free Fund, and Ohio Municipal Bond Fund, hereafter referred to as the "Funds") at October 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation and verification by examination of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The Fund for Income's financial highlights for each of the years in the period ended December 31, 1998 were audited by other auditors, whose report dated January 28, 1999, expressed an unqualified opinion on those financial statements and financial highlights. The Established Value Fund and Small Company Opportunity Fund's financial highlights for each of the periods presented through March 31, 1999 were audited by other auditors, whose report dated April 28, 1999 expressed an unqualified opinion on those financial statements and financial highlights.

PricewaterhouseCoopers LLP

Columbus, Ohio
December 20, 2001

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


The Victory Funds
127 Public Square
OH-01-27-1612
Cleveland, Ohio 44114

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